                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08236

                                 Northern Funds
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             50 South LaSalle Street
                                Chicago, IL 60675
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Lloyd A. Wennlund, President and Principal Executive Officer
                                 Northern Funds
                             50 South LaSalle Street
                                Chicago, IL 60675
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 557-2790

                        Date of fiscal year end: March 31

                     Date of reporting period: June 30, 2005

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   GROWTH EQUITY FUND

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 100.0%
Aerospace/Defense - 1.9%
   United Technologies Corp.                                   258,600   $13,279
                                                                         -------
Agriculture - 0.6%
   Monsanto Co.                                                 66,750     4,197
                                                                         -------
Apparel - 1.4%
   NIKE, Inc., Class B                                         118,000    10,219
                                                                         -------
Banks - 1.9%
   Bank of America Corp.                                       291,475    13,294
                                                                         -------
Beverages - 2.2%
   PepsiCo, Inc.                                               297,500    16,044
                                                                         -------
Biotechnology - 2.6%
   Amgen, Inc. *                                               254,550    15,390
   Biogen Idec, Inc. *                                          90,350     3,113
                                                                         -------
                                                                          18,503
                                                                         -------
Chemicals - 2.8%
   du Pont (E.I.) de Nemours & Co.                             236,675    10,180
   Praxair, Inc.                                               218,050    10,161
                                                                         -------
                                                                          20,341
                                                                         -------
Commercial Services - 0.9%
   Accenture Ltd., Class A *                                   278,925     6,323
                                                                         -------
Computers - 3.0%
   Dell, Inc. *                                                181,925     7,188
   EMC Corp. of Massachusetts *                              1,035,150    14,192
                                                                         -------
                                                                          21,380
                                                                         -------
Cosmetics/Personal Care - 1.3%
   Procter & Gamble Co.                                        175,725     9,270
                                                                         -------
Diversified Financial Services - 9.3%
   American Express Co.                                        202,500    10,779
   Citigroup, Inc.                                             333,600    15,422
   Franklin Resources, Inc.                                    120,625     9,286
   Goldman Sachs Group, Inc.                                   116,375    11,873
   Lehman Brothers Holdings, Inc.                               85,525     8,491
   MBNA Corp.                                                  405,725    10,614
                                                                         -------
                                                                          66,465
                                                                         -------
Electric - 1.6%
   Dominion Resources, Inc. of Virginia                        100,225     7,356
   Exelon Corp.                                                 79,300     4,070
                                                                         -------
                                                                          11,426
                                                                         -------
Electronics - 1.6%
   Flextronics International Ltd. *                            855,800    11,305
                                                                         -------
Engineering & Construction - 1.0%
   Jacobs Engineering Group, Inc. *                            125,000     7,033
                                                                         -------
Food - 1.1%
   Sysco Corp.                                                 222,825   $ 8,064
                                                                         -------
Healthcare - Products - 5.2%
   Alcon, Inc.                                                  89,800     9,820
   Dentsply International, Inc.                                131,425     7,097
   Medtronic, Inc.                                              80,900     4,190
   St. Jude Medical, Inc. *                                    209,750     9,147
   Zimmer Holdings, Inc. *                                      92,600     7,053
                                                                         -------
                                                                          37,307
                                                                         -------
Healthcare - Services - 1.2%
   Aetna, Inc.                                                 101,875     8,437
                                                                         -------
Insurance - 7.0%
   AMBAC Financial Group, Inc./(1)/                            120,650     8,417
   American International Group, Inc.                          172,950    10,048
   Everest Re Group Ltd.                                        99,775     9,279
   Hartford Financial Services Group, Inc.                     144,975    10,841
   Prudential Financial, Inc.                                  174,825    11,479
                                                                         -------
                                                                          50,064
                                                                         -------
Internet - 2.6%
   eBay, Inc. *                                                129,100     4,262
   Symantec Corp. *                                            427,250     9,288
   Yahoo!, Inc. *                                              146,275     5,068
                                                                         -------
                                                                          18,618
                                                                         -------
Leisure Time - 2.5%
   Carnival Corp.                                              163,325     8,909
   Harley-Davidson, Inc.                                       176,775     8,768
                                                                         -------
                                                                          17,677
                                                                         -------
Lodging - 4.5%
   Harrah's Entertainment, Inc.                                111,700     8,050
   Marriott International, Inc., Class A                       134,250     9,158
   MGM Mirage *                                                262,475    10,389
   Station Casinos, Inc./(1)/                                   75,375     5,005
                                                                         -------
                                                                          32,602
                                                                         -------
Machinery - Diversified - 0.6%
   Zebra Technologies Corp., Class A *                         105,425     4,617
                                                                         -------
Media - 0.7%
   Disney (Walt) Co.                                           200,375     5,045
                                                                         -------
Mining - 0.5%
   Alcoa, Inc.                                                 137,000     3,580
                                                                         -------
Miscellaneous Manufacturing - 6.1%
   Eaton Corp.                                                 171,325    10,262
   General Electric Co.                                        766,675    26,565


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 100.0% - CONTINUED
Miscellaneous Manufacturing - 6.1% - (continued)
   Tyco International Ltd.                                    249,650    $ 7,290
                                                                         -------
                                                                          44,117
                                                                         -------
Oil & Gas - 7.3%
   Apache Corp.                                               146,500      9,464
   BP PLC ADR                                                 138,425      8,635
   EnCana Corp.                                               220,300      8,722
   Exxon Mobil Corp.                                          396,875     22,808
   GlobalSantaFe Corp.                                         63,215      2,579
                                                                         -------
                                                                          52,208
                                                                         -------
Oil & Gas Services - 3.2%
   BJ Services Co.                                            164,825      8,650
   Halliburton Co.                                            120,617      5,768
   Smith International, Inc.                                  131,475      8,375
                                                                         -------
                                                                          22,793
                                                                         -------
Pharmaceuticals - 5.6%
   Merck & Co., Inc.                                          207,600      6,394
   Pfizer, Inc.                                               511,225     14,100
   Sepracor, Inc. *                                            63,825      3,830
   Teva Pharmaceutical Industries Ltd. ADR                    288,675      8,989
   Wyeth                                                      161,375      7,181
                                                                         -------
                                                                          40,494
                                                                         -------
Retail - 8.2%
   CVS Corp.                                                  270,750      7,871
   Darden Restaurants, Inc.                                   155,475      5,127
   Lowe's Cos., Inc.                                          103,950      6,052
   Staples, Inc.                                              641,475     13,676
   Starbucks Corp. *                                          106,150      5,484
   Wal-Mart Stores, Inc.                                      309,725     14,929
   Walgreen Co.                                               130,650      6,009
                                                                         -------
                                                                          59,148
                                                                         -------
Semiconductors - 2.1%
   Intel Corp.                                                446,550     11,637
   Kla-Tencor Corp.                                            84,425      3,689
                                                                         -------
                                                                          15,326
                                                                         -------
Software - 3.4%
   Cognos, Inc. *                                             194,350      6,635
   Microsoft Corp.                                            728,200     18,089
                                                                         -------
                                                                          24,724
                                                                         -------
Telecommunications - 3.9%
   Cisco Systems, Inc. *                                      745,300     14,243
   Motorola, Inc.                                             381,900      6,973
   Vodafone Group PLC ADR                                     271,325    $ 6,599
                                                                         -------
                                                                          27,815
                                                                         -------
Transportation - 2.2%
   Expeditors International Washington, Inc.                  103,400      5,150
   United Parcel Service, Inc., Class B                       155,550     10,758
                                                                         -------
                                                                          15,908
                                                                         -------
Total Common Stocks
(Cost $665,340)                                                          717,623

                                                           PRINCIPAL
                                                             AMOUNT       VALUE
                                                           ----------   --------
                                                             (000S)      (000S)
SHORT-TERM INVESTMENT - 0.0%
   Societe Generale, Grand Cayman,
      Eurodollar Time Deposit,
      3.38%, 7/1/05                                            $86            86
                                                                        --------
Total Short-Term Investment
(Cost $86)                                                                    86
                                                                        --------
Total Investments - 100.0%
(Cost $665,426)                                                         $717,709

/(1)/ A portion of the security is held to cover open written option contracts.

*    Non-Income Producing Security

At June 30, 2005, the Growth Equity Fund had open written call options as follows:

                                                              NUMBER
COMMON STOCK/EXPIRATION DATE/EXERCISE PRICE                OF CONTRACTS    VALUE
-------------------------------------------                ------------   ------
                                                                          (000S)
AMBAC Financial Group, Inc./July 2005/75                       (644)       $(10)
Station Casinos, Inc./August 2005/70                            (18)         (2)
                                                                           ----
Total Written Call Options
(Cost $78)                                                                 $(12)


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS                             JUNE 30, 2005 (UNAUDITED)
   GROWTH EQUITY FUND (continued)

At June 30, 2005, the industry sectors for the Growth Equity Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
---------------                                                 ----------------
Consumer Discretionary                                                14.0%
Consumer Staples                                                       8.7
Energy                                                                10.5
Financials                                                            18.0
Health Care                                                           14.6
Industrials                                                           11.2
Information Technology                                                16.6
Materials                                                              3.9
Telecommunication Services                                             0.9
Utilities                                                              1.6
                                                                     -----
Total                                                                100.0%

Federal Tax Information:

As of June 30, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $665,426
Gross tax appreciation of investments                                  $ 91,208
Gross tax depreciation of investments                                   (38,925)
                                                                       --------
Net tax appreciation of investments                                    $ 52,283
                                                                       --------


EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   GROWTH OPPORTUNITIES FUND

                                                                NUMBER
                                                              OF SHARES    VALUE
                                                              ---------   ------
                                                                          (000S)
COMMON STOCKS - 99.0%
Advertising - 1.2%
   Getty Images, Inc. *                                         1,200      $ 89
                                                                           ----
Aerospace/Defense - 3.8%
   Esterline Technologies Corp. *                               3,075       123
   L-3 Communications Holdings, Inc.                            2,050       157
                                                                           ----
                                                                            280
                                                                           ----
Apparel - 3.4%
   Coach, Inc. *                                                4,100       138
   NIKE, Inc., Class B                                          1,300       112
                                                                           ----
                                                                            250
                                                                           ----
Commercial Services - 7.1%
   Alliance Data Systems Corp. *                                2,425        98
   Bright Horizons Family Solutions, Inc. *                     3,000       122
   ChoicePoint, Inc. *                                          2,150        86
   Corporate Executive Board Co.                                1,400       110
   Labor Ready, Inc. *                                          4,850       113
                                                                           ----
                                                                            529
                                                                           ----
Computers - 0.7%
   Manhattan Associates, Inc. *                                 2,800        54
                                                                           ----
Diversified Financial Services - 1.1%
   Calamos Asset Management, Inc., Class A                      3,100        85
                                                                           ----
Electronics - 3.7%
   Flextronics International Ltd. *                             8,025       106
   Flir Systems, Inc. *                                         2,600        78
   Symbol Technologies, Inc.                                    8,950        88
                                                                           ----
                                                                            272
                                                                           ----
Entertainment - 2.0%
   Las Vegas Sands Corp. *                                        650        23
   Station Casinos, Inc.                                        1,900       126
                                                                           ----
                                                                            149
                                                                           ----
Food - 1.1%
   United Natural Foods, Inc. *                                 2,625        80
                                                                           ----
Healthcare - Products - 11.2%
   Alcon, Inc.                                                    800        87
   American Medical Systems Holdings, Inc. *                    4,650        96
   Gen-Probe, Inc. *                                            2,250        82
   IDEXX Laboratories, Inc. *                                   2,050       128
   Lifeline Systems, Inc. *                                     2,100        67
   Patterson Cos., Inc. *                                       2,200        99
   Respironics, Inc. *                                          2,900       105
   Sybron Dental Specialties, Inc. *                            4,300       162
                                                                           ----
                                                                            826
                                                                           ----
Healthcare - Services - 3.8%
   Pediatrix Medical Group, Inc. *                              1,400      $103
   Psychiatric Solutions, Inc. *                                1,950        95
   Sierra Health Services *                                     1,200        86
                                                                           ----
                                                                            284
                                                                           ----
Insurance - 1.6%
   American International Group, Inc.                           2,000       116
                                                                           ----
Internet - 3.5%
   eBay, Inc. *                                                 2,625        87
   Google, Inc., Class A *                                        200        59
   Symantec Corp. *                                             5,225       113
                                                                           ----
                                                                            259
                                                                           ----
Leisure Time - 3.5%
   Carnival Corp.                                               2,000       109
   Life Time Fitness, Inc. *                                    4,548       149
                                                                           ----
                                                                            258
                                                                           ----
Lodging - 5.1%
   Great Wolf Resorts, Inc. *                                   5,600       114
   La Quinta Corp. *                                           14,275       133
   Marriott International, Inc., Class A                        1,900       130
                                                                           ----
                                                                            377
                                                                           ----
Machinery - Construction & Mining - 1.9%
   Caterpillar, Inc.                                            1,500       143
                                                                           ----
Machinery - Diversified - 2.2%
   Rockwell Automation, Inc.                                    1,125        55
   Zebra Technologies Corp., Class A *                          2,425       106
                                                                           ----
                                                                            161
                                                                           ----
Mining - 0.9%
   Freeport-McMoRan Copper & Gold, Inc., Class B                1,875        70
                                                                           ----
Miscellaneous Manufacturing - 1.9%
   Danaher Corp.                                                2,700       141
                                                                           ----
Oil & Gas - 3.5%
   Apache Corp.                                                 1,800       116
   ENSCO International, Inc.                                    2,800       100
   InterOil Corp. *                                             1,600        44
                                                                           ----
                                                                            260
                                                                           ----
Oil & Gas Services - 4.6%
   Cal Dive International, Inc. *                               1,800        94
   Smith International, Inc.                                    2,425       155
   Veritas DGC, Inc. *                                          3,175        88
                                                                           ----
                                                                            337
                                                                           ----


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                                NUMBER
                                                              OF SHARES    VALUE
                                                              ---------   ------
                                                                          (000S)
COMMON STOCKS - 99.0% - CONTINUED
Pharmaceuticals - 4.3%
   Gilead Sciences, Inc. *                                      2,800     $  123
   Prestige Brands Holdings, Inc. *                             5,125        100
   Teva Pharmaceutical Industries Ltd. ADR                      3,100         97
                                                                          ------
                                                                             320
                                                                          ------
REITS - 1.0%
   Centerpoint Properties Corp.                                 1,700         72
                                                                          ------
Restaurants - 1.2%
   McDonald's Corp.                                             3,175         88
                                                                          ------
Retail - 7.9%
   BJ's Wholesale Club, Inc. *                                  2,700         88
   Copart, Inc. *                                               3,825         91
   Dick's Sporting Goods, Inc. *                                3,925        151
   Petsmart, Inc.                                               2,425         74
   Staples, Inc.                                                5,100        109
   Talbots, Inc.                                                2,200         71
                                                                          ------
                                                                             584
                                                                          ------
Semiconductors - 2.3%
   ATI Technologies, Inc. *                                     4,900         58
   National Semiconductor Corp.                                 5,100        112
                                                                          ------
                                                                             170
                                                                          ------
Software - 8.3%
   Ansys, Inc. *                                                3,725        132
   Autodesk, Inc. *                                             2,500         86
   Certegy, Inc.                                                2,500         96
   Cognos, Inc. *                                               2,900         99
   Global Payments, Inc.                                        1,300         88
   Hyperion Solutions Corp. *                                   2,800        113
                                                                          ------
                                                                             614
                                                                          ------
Telecommunications - 3.3%
   Nextel Partners, Inc., Class A *                             3,900         98
   Plantronics, Inc.                                            1,056         38
   QUALCOMM, Inc.                                               3,350        111
                                                                          ------
                                                                             247
                                                                          ------
Transportation - 2.9%
   Expeditors International Washington, Inc.                    2,200        110
   Hunt (J.B.) Transport Services, Inc.                         5,400        104
                                                                          ------
                                                                             214
                                                                          ------
Total Common Stocks
(Cost $6,266)                                                              7,329

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                              ---------   ------
                                                                (000S)    (000S)
SHORT-TERM INVESTMENT- 1.0%
   Societe Generale, Grand Cayman,
      Eurodollar Time Deposit,
      3.38%, 7/1/05                                              $76      $   76
                                                                 ---      ------
Total Short-Term Investment
(Cost $76)                                                                    76
                                                                          ------
Total Investments - 100.0%
(Cost $6,342)                                                             $7,405

*    Non-Income Producing Security

At June 30, 2005, the industry sectors for the Growth Opportunities Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
---------------                                                 ----------------
Consumer Discretionary                                                26.4%
Consumer Staples                                                       2.3
Energy                                                                 8.1
Financials                                                             3.7
Health Care                                                           18.1
Industrials                                                           16.8
Information Technology                                                22.3
Materials                                                              1.0
Telecommunication Services                                             1.3
                                                                     -----
Total                                                                100.0%

Federal Tax Information:

As of June 30, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                          $6,342
Gross tax appreciation of investments                                    $1,202
Gross tax depreciation of investments                                      (139)
                                                                         ------
Net tax appreciation of investments                                      $1,063
                                                                         ------


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   INCOME EQUITY FUND

                                                              NUMBER
                                                            OF SHARES     VALUE
                                                            ---------   --------
                                                                         (000S)
COMMON STOCKS - 42.7%
Agriculture - 2.4%
   Altria Group, Inc.                                         60,000    $  3,879
   UST, Inc.                                                  95,000       4,338
                                                                        --------
                                                                           8,217
                                                                        --------
Banks - 1.1%
   Bank of America Corp.                                      80,000       3,649
                                                                        --------
Beverages - 1.7%
   Anheuser-Busch Cos., Inc.                                  45,000       2,059
   Coca-Cola (The) Co.                                        90,000       3,757
                                                                        --------
                                                                           5,816
                                                                        --------
Biotechnology - 0.6%
   Amgen, Inc. *                                              35,000       2,116
                                                                        --------
Commercial Services - 3.9%
   Coinmach Service Corp.                                    403,000       5,428
   H&R Block, Inc.                                            80,000       4,668
   Macquarie Infastructure Co. Trust                         120,000       3,406
                                                                        --------
                                                                          13,502
                                                                        --------
Computers - 1.2%
   Hewlett-Packard Co.                                       175,000       4,114
                                                                        --------
Cosmetics/Personal Care - 0.7%
   Colgate-Palmolive Co.                                      50,000       2,496
                                                                        --------
Diversified Financial Services - 0.5%
   Nuveen Investments, Inc., Class A                          50,000       1,881
                                                                        --------
Electric - 1.0%
   Scottish Power PLC ADR                                    100,000       3,560
                                                                        --------
Food - 1.6%
   B&G Fold Holdings Corp.                                   370,000       5,417
                                                                        --------
Healthcare - Products - 1.0%
   Johnson & Johnson                                          55,000       3,575
                                                                        --------
Home Builders - 0.7%
   KB Home                                                    30,000       2,287
                                                                        --------
Home Furnishings - 1.2%
   Whirlpool Corp.                                            60,000       4,207
                                                                        --------
Housewares - 0.3%
   Newell Rubbermaid, Inc.                                    50,000       1,192
                                                                        --------
Insurance - 1.8%
   Old Republic International Corp.                           50,000       1,265
   Prudential Financial, Inc.                                 73,500       4,826
                                                                        --------
                                                                           6,091
                                                                        --------
Media - 0.4%
   EchoStar Communications Corp., Class A *                   45,000       1,357
                                                                        --------
Oil & Gas - 9.1%
   Apache Corp.                                               69,500    $  4,490
   BP PLC ADR                                                 43,500       2,714
   Burlington Resources, Inc.                                 86,900       4,800
   ChevronTexaco Corp.                                        29,100       1,627
   ConocoPhillips                                             83,400       4,795
   Devon Energy Corp.                                         99,100       5,022
   Marathon Oil Corp.                                         69,500       3,709
   Royal Dutch Petroleum Co. - New York Shares                66,100       4,290
                                                                        --------
                                                                          31,447
                                                                        --------
Pharmaceuticals - 4.4%
   Abbott Laboratories                                        90,000       4,411
   Bristol-Myers Squibb Co.                                  120,000       2,997
   GlaxoSmithKline PLC ADR                                   110,000       5,336
   Omnicare, Inc.                                             60,000       2,546
                                                                        --------
                                                                          15,290
                                                                        --------
Retail - 0.4%
   Wal-Mart Stores, Inc.                                      30,000       1,446
                                                                        --------
Savings & Loans - 0.5%
   New York Community Bancorp, Inc.                          100,000       1,812
                                                                        --------
Telecommunications - 8.2%
   Alltel Corp.                                               44,275       2,757
   China Mobile Hong Kong Ltd. ADR                           120,000       2,231
   Cisco Systems, Inc. *                                     100,000       1,911
   Nokia OYJ ADR                                             150,000       2,496
   PanAmSat Holding Corp.                                    275,000       5,640
   Sprint Corp.                                              175,000       4,391
   Valor Communications Group, Inc.                          350,000       4,830
   Vodafone Group PLC ADR                                    160,000       3,891
                                                                        --------
                                                                          28,147
                                                                        --------
Total Common Stocks
(Cost $125,266)                                                          147,619

CONVERTIBLE PREFERRED STOCKS - 21.1%
Auto Manufacturers - 2.1%
   Ford Motor Co. Capital Trust II, 6.50%                    115,000       4,638
   General Motors Corp., 6.25%                               130,000       2,743
                                                                        --------
                                                                           7,381
                                                                        --------
Banks - 0.8%
   Marshall & Ilsley Corp., 6.50%                            100,000       2,755
                                                                        --------
Beverages - 2.6%
   Constellation Brands, Inc., 5.75%                         200,000       8,940
                                                                        --------


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                         (000S)
CONVERTIBLE PREFERRED STOCKS - 21.1% - CONTINUED
Commercial Services - 1.2%
   United Rentals Trust I, 6.50%                              100,000    $ 4,175
                                                                         -------
Diversified Financial Services - 2.3%
   Lehman Brothers Holdings, Inc., 6.25%                      100,000      2,535
   Merrill Lynch & Co., Inc., 6.75%                           150,000      5,452
                                                                         -------
                                                                           7,987
                                                                         -------
Electric - 1.2%
   NRG Energy, Inc., 4.00%/(1)/                                 3,660      4,011
                                                                         -------
Healthcare - Products - 0.8%
   Baxter International, Inc., 7.00%                           50,000      2,765
                                                                         -------
Insurance - 4.2%
   Chubb Corp., Series A, 7.00%                                40,000      1,269
   Chubb Corp., Series B, 7.00%                                15,000        476
   Conseco, Inc., 7.00%                                        50,000      1,375
   Fortis Insurance NV, 7.75%/(1)(2)/                           2,000      2,188
   Genworth Financial, Inc., 6.00%                             75,000      2,576
   Metlife, Inc., 6.38%                                       100,000      2,622
   Travelers Property Casualty Corp., 4.50%                   180,000      4,029
                                                                         -------
                                                                          14,535
                                                                         -------
Oil & Gas - 0.4%
   Chesapeake Energy Corp., 5.00%                              10,000      1,484
                                                                         -------
Pharmaceuticals - 2.0%
   Omnicare, Inc., 4.00%                                       29,500      1,711
   Schering-Plough Corp., 6.00%                               100,000      5,098
                                                                         -------
                                                                           6,809
                                                                         -------
REITS - 1.4%
   Ramco-Gershenson Properties, 7.95%                         151,500      4,753
                                                                         -------
Savings & Loans - 2.1%
   Sovereign Capital Trust II, 4.38%                          100,000      4,487
   Washington Mutual, Inc., 5.38%                              50,000      2,650
                                                                         -------
                                                                           7,137
                                                                         -------
Total Convertible Preferred Stocks
(Cost $67,530)                                                            72,732

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                              ---------   ------
                                                                (000S)    (000S)
CONVERTIBLE BONDS - 28.8%
Auto Parts & Equipment - 2.8%
   Goodyear Tire & Rubber (The) Co.,/(1)(2)/
      4.00%, 6/15/34                                            $7,000     9,739
                                                                ------    ------
Biotechnology - 1.3%
   Amgen, Inc.,
      0.00%, 3/1/32                                             $6,000    $4,373
                                                                ------    ------
Computers - 0.6%
   Mentor Graphics Corp.,
      6.88%, 6/15/07                                             2,000     1,985
                                                                ------    ------
Healthcare - Products - 2.6%
   Conmed Corp.,/(1)(2)/
      2.50%, 11/15/24                                            4,100     4,161
   Medtronic, Inc.,
      1.25%, 9/15/21                                             5,000     4,962
                                                                ------    ------
                                                                           9,123
                                                                          ------
Healthcare - Services - 0.8%
   Health Management Associates, Inc.,/(1)(2)/
      1.50%, 8/1/23                                              2,625     2,871
                                                                ------    ------
Home Builders - 1.5%
   Beazer Homes USA, Inc.,
      4.63%, 6/15/24                                             4,000     5,200
                                                                ------    ------
Household Products/Wares - 1.9%
   Church & Dwight, Inc.,/(1)/
      5.25%, 8/15/33                                             5,000     6,637
                                                                ------    ------
Insurance - 2.9%
   AON Corp.,
      3.50%, 11/15/12                                            4,000     4,990
   Radian Group, Inc.,
      2.25%, 1/1/22                                              5,000     4,969
                                                                ------    ------
                                                                           9,959
                                                                          ------
Machinery - Diversified - 1.8%
   AGCO Corp.,
      1.75%, 12/31/33                                            6,000     6,225
                                                                ------    ------
Media - 1.8%
   Disney (Walt) Co.,
      2.13%, 4/15/23                                             2,000     2,055
   Liberty Media Corp.,
      0.75%, 3/30/23                                             4,000     4,215
                                                                ------    ------
                                                                           6,270
                                                                          ------
Mining - 2.1%
   AngloGold Holdings PLC,/(1)(2)/
      2.38%, 2/27/09                                             4,000     3,732
   Freeport-McMoRan Copper & Gold, Inc.,/(1)/
      7.00%, 2/11/11                                             2,500     3,416
                                                                ------    ------
                                                                           7,148
                                                                          ------


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   INCOME EQUITY FUND (continued)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
                                                              (000S)     (000S)
CONVERTIBLE BONDS - 28.8% - CONTINUED

Miscellaneous Manufacturing - 1.9%
   Eastman Kodak Co.,
      3.38%, 10/15/33 /(1)(2)/                               $ 2,000    $  2,152
      3.38%, 10/15/33                                          4,000       4,305
                                                             -------    --------
                                                                           6,457
                                                                        --------
Oil & Gas - 0.7%
   Devon Energy Corp.,
   4.90%, 8/15/08                                              2,000       2,270
                                                             -------    --------
Retail - 2.1%
   CBRL Group, Inc.,
      0.00%, 4/3/32                                            6,000       2,865
   PEP Boys - Manny, Moe & Jack,
      4.25%, 6/1/07                                            4,500       4,309
                                                             -------    --------
                                                                           7,174
                                                                        --------
Semiconductors - 1.1%
   International Rectifier Corp.,
      4.25%, 7/15/07                                           4,000       3,925
                                                             -------    --------
Software - 0.5%
   Sybase, Inc.,/(1)(2)/
      1.75%, 2/22/25                                           2,000       1,910
                                                             -------    --------
Telecommunications - 2.4%
   CenturyTel, Inc.,
      4.75%, 8/1/32                                            3,000       3,124
   Nextel Communications, Inc.,
      5.25%, 1/15/10                                           5,000       5,012
                                                             -------    --------
                                                                           8,136
                                                                        --------
Total Convertible Bonds
(Cost $97,286)                                                            99,402

SHORT-TERM INVESTMENT - 7.4%
   Societe Generale, Grand Cayman,
      Eurodollar Time Deposit,
      3.38%, 7/1/05                                          $25,737    $ 25,737
                                                             -------    --------
Total Short-Term Investment
(Cost $25,737)                                                            25,737
                                                                        --------
Total Investments - 100.0%
(Cost $315,819)                                                         $345,490

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.

/(2)/ Restricted security has been deemed illiquid. At June 30, 2005, the value of these restricted illiquid securities amounted to approximately $26,753,000 or 7.7% of net assets. Additional information on each holding is as follows:

                                                       ACQUISITION   ACQUISITION
SECURITY                                                   DATE          COST
--------                                               -----------   -----------
                                                                        (000S)
AngloGold Holdings PLC,
2.38%, 2/27/09                                             2/04         $4,000
Conmed Corp.,
2.50%, 11/15/24                                         11/04-2/05       4,152
Eastman Kodak Co.,
3.38%, 10/15/33                                           10/03          2,000
Fortis Insurance NV,
7.75%                                                      1/05          2,000
Goodyear Tire & Rubber (The) Co.,
4.00%, 6/15/34                                          6/04-10/04       8,012
Health Management Associates, Inc.,
1.50%, 8/1/23                                              7/03          2,592
Sybase, Inc.,
1.75%, 2/22/25                                             2/05          2,000

*    Non-Income Producing Security


EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

At June 30, 2005, the industry sectors for the Income Equity Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
---------------                                                 ----------------
Communications                                                         4.2%
Consumer Discretionary                                                22.0
Consumer Staples                                                       9.0
Energy                                                                11.0
Financials                                                            18.1
Health Care                                                           14.7
Industrials                                                            4.2
Information Technology                                                 4.3
Materials                                                              1.1
Telecommunication Services                                             9.0
Utilities                                                              2.4
                                                                     -----
Total                                                                100.0%

Federal Tax Information:

As of June 30, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $315,819
                                                                       --------
Gross tax appreciation of investments                                  $ 36,956
Gross tax depreciation of investments                                    (7,285)
                                                                       --------
Net tax appreciation of investments                                    $ 29,671
                                                                       --------


                                  NORTHERN FUNDS QUARTERLY REPORT 4 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   INTERNATIONAL EQUITY INDEX FUND

                                                               NUMBER      FAIR
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 96.2%
   Australia - 5.2%
   Alinta Ltd.                                                 12,900    $    95
   Alumina Ltd.                                                63,799        269
   Amcor Ltd.                                                  45,332        230
   AMP Ltd.                                                    96,462        472
   Ansell Ltd.                                                  5,525         42
   APN News & Media Ltd.                                        2,725         11
   Aristocrat Leisure Ltd.                                     17,122        150
   Australia & New Zealand Banking Group Ltd.                  94,276      1,555
   Australian Gas Light Co. Ltd.                               24,111        260
   Australian Stock Exchange Ltd.                               5,949        104
   AXA Asia Pacific Holdings Ltd.                              44,510        148
   Babcock & Brown Ltd. *                                       8,678         91
   BHP Billiton Ltd.                                          185,563      2,537
   Billabong International Ltd.                                 3,510         36
   BlueScope Steel Ltd.                                        39,652        246
   Boral Ltd.                                                  30,464        150
   Brambles Industries Ltd.                                    52,310        324
   Caltex Australia Ltd.                                        5,556         67
   Centro Properties Group                                     43,091        193
   CFS Gandel Retail Trust                                     82,595        105
   Coca-Cola Amatil Ltd.                                       27,326        164
   Cochlear Ltd.                                                3,203         95
   Coles Myer Ltd.                                             57,750        405
   Commonwealth Bank of Australia                              65,666      1,892
   Commonwealth Property Office Fund                           44,552         43
   Computershare Ltd.                                          22,733        101
   CSL Ltd.                                                    10,904        278
   CSR Ltd.                                                    58,391        119
   DB RREEF Trust                                             137,860        143
   DCA Group Ltd.                                               4,814         14
   Downer EDI Ltd.                                              5,472         22
   Foster's Group Ltd.                                        103,707        419
   Futuris Corp. Ltd.                                           8,209         11
   General Property Trust                                      99,569        276
   Harvey Norman Holdings Ltd.                                 25,755         49
   ING Industrial Fund                                          7,296         12
   Insurance Australia Group Ltd.                              84,573        385
   Investa Property Group                                      84,470        124
   John Fairfax Holdings Ltd.                                  54,900        179
   Leighton Holdings Ltd.                                       2,715         24
   Lend Lease Corp. Ltd.                                       18,658    $   184
   Lion Nathan Ltd.                                            15,008         86
   Macquarie Airports                                          22,921         62
   Macquarie Bank Ltd.                                         11,515        521
   Macquarie Communications Infrastructure Group               18,411         88
   Macquarie Goodman Group                                     62,974        195
   Macquarie Infrastructure Group                             118,005        372
   Mayne Group Ltd.                                            36,507        131
   Mirvac Group                                                52,726        143
   National Australia Bank Ltd.                                79,085      1,847
   Newcrest Mining Ltd.                                        17,340        229
   OneSteel Ltd.                                               12,759         26
   Orica Ltd.                                                  14,427        195
   Origin Energy Ltd.                                          41,857        242
   Pacific Brands Ltd. *                                        9,974         17
   PaperlinX Ltd.                                              10,058         23
   Patrick Corp. Ltd.                                          37,060        157
   Perpetual Trustees Australia Ltd.                            2,193         95
   Publishing & Broadcasting Ltd.                               7,543         85
   Qantas Airways Ltd.                                         48,090        123
   QBE Insurance Group Ltd.                                    39,058        475
   Rinker Group Ltd.                                           50,263        531
   Rio Tinto Ltd.                                              14,933        506
   Santos Ltd.                                                 31,376        270
   SFE Corp. Ltd.                                               3,926         32
   Sonic Healthcare Ltd.                                       13,685        130
   Stockland Trust                                             70,428        295
   Suncorp-Metway Ltd.                                         28,726        439
   TABCORP Holdings Ltd.                                       27,969        348
   Telstra Corp. Ltd.                                         114,947        442
   Toll Holdings Ltd.                                          12,831        127
   Transurban Group                                            41,469        234
   UNiTAB Ltd.                                                  2,835         31
   Wesfarmers Ltd.                                             19,863        602
   Westfield Group *                                           74,632      1,005
   Westpac Banking Corp.                                       93,853      1,420
   Woodside Petroleum Ltd.                                     24,454        543
   Woolworths Ltd.                                             53,773        673
                                                                         -------
                                                                          24,764
                                                                         -------
Austria - 0.4%
   Andritz A.G.                                                   230         22


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                                NUMBER     FAIR
                                                              OF SHARES    VALUE
                                                              ---------   ------
                                                                          (000S)
COMMON STOCKS - 96.2% - CONTINUED
Austria - 0.4% - (continued)
   Bank Austria Creditanstalt A.G.                               2,080    $  216
   Boehler-Uddeholm A.G.                                           460        60
   Erste Bank der Oesterreichischen Sparkassen A.G.              6,920       346
   Flughafen Wien A.G.                                             230        15
   IMMOFINANZ Immobilien Anlagen A.G. *                         18,883       173
   Mayr-Melnhof Karton A.G.                                        150        21
   Meinl European Land Ltd. *                                    4,210        73
   Oesterreichische Elektrizitaetswirtschafts A.G.
      (Verbund), Class A                                           420       116
   OMV A.G.                                                        860       374
   RHI A.G. *                                                      400        11
   Telekom Austria A.G.                                         18,510       360
   Voest-Alpine A.G.                                             1,170        82
   Wienerberger A.G.                                             3,450       160
                                                                          ------
                                                                           2,029
                                                                          ------
Belgium - 1.3%
   AGFA-Gevaert N.V.                                             5,039       139
   Barco N.V.                                                      255        18
   Bekaert N.V.                                                    678        51
   Belgacom S.A. *                                               8,702       297
   Cofinimmo S.A.                                                  179        28
   Colruyt N.V.                                                    802       109
   Compagnie Maritime Belge S.A.                                   375        12
   D'ieteren S.A.                                                   59        12
   Delhaize Group                                                3,787       227
   Dexia                                                        29,962       657
   Electrabel S.A.                                               1,457       636
   Euronav N.V. *                                                  450        13
   Fortis                                                       61,255     1,695
   Groupe Bruxelles Lambert S.A.                                 3,568       309
   InBev N.V.                                                    9,547       323
   KBC Groupe                                                    9,591       756
   Mobistar S.A.                                                 1,458       122
   Omega Pharma S.A.                                             1,204        62
   Solvay S.A., Class A                                          3,430       352
   UCB S.A.                                                      4,463       217
   Umicore                                                       1,264       101
                                                                          ------
                                                                           6,136
                                                                          ------
Bermuda - 0.0%
   Frontline Ltd.                                                3,150    $  124
                                                                          ------
Denmark - 0.8%
   A.P. Moller - Maersk A/S                                         63       598
   Bang & Olufsen A/S, Class B                                     243        17
   Carlsberg A/S, Class B                                        1,700        87
   Coloplast A/S, Class B                                        1,524        88
   Dampskibsselskabet Torm A/S                                     369        20
   Danisco A/S                                                   2,725       177
   Danske Bank A/S                                              23,260       698
   DSV De Sammensluttede Vognmaend A/S                           1,246       106
   East Asiatic Co. Ltd. A/S                                     1,087        77
   FLSmidth & Co. A/S, Class B *                                   576        12
   GN Store Nord A/S                                            12,541       142
   H. Lundbeck A/S                                               3,222        81
   Kobenhavns Lufthavne                                            155        37
   NKT Holding A/S                                                 907        34
   Novo-Nordisk A/S, Class B                                    12,599       641
   Novozymes A/S, Class B                                        2,708       134
   TDC A/S                                                      10,208       437
   Topdanmark A/S *                                              1,049        76
   Vestas Wind Systems A/S                                       8,615       142
   William Demant Holding A/S *                                    980        49
                                                                          ------
                                                                           3,653
                                                                          ------
Finland - 1.5%
   Amer Group Ltd.                                               2,600        49
   Cargotec Corp., Class B *                                     1,720        48
   Elisa OYJ, Class A                                            8,000       125
   Fortum OYJ                                                   19,200       308
   KCI Konecranes OYJ                                              250        10
   Kesko OYJ, Class B                                            3,100        78
   Kone OYJ, Class B *                                           2,020       121
   Metso OYJ                                                     5,500       119
   Neste Oil OYJ *                                               6,650       172
   Nokia OYJ                                                   242,800     4,041
   Nokian Renkaat OYJ                                            5,070        92
   Orion OYJ, Class B                                            4,300        83
   Outokumpu OYJ                                                 5,200        67
   Pohjola Group PLC, Class D                                    1,300        19
   Rautaruukki OYJ                                               1,800        27


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   INTERNATIONAL EQUITY INDEX FUND (continued)

                                                               NUMBER      FAIR
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 96.2% - CONTINUED
Finland - 1.5% - (continued)
   Sampo OYJ, Class A                                          21,100    $   329
   Stora Enso OYJ (Registered)                                 32,600        416
   TietoEnator OYJ                                              4,360        132
   UPM-Kymmene OYJ                                             28,100        539
   Uponor OYJ                                                   2,400         47
   Wartsila OYJ, Class B                                        3,600        104
   YIT-Yhtyma OYJ                                               3,600        120
                                                                         -------
                                                                           7,046
                                                                         -------
France - 8.9%
   Accor S.A.                                                  10,426        487
   Air France                                                   6,430         97
   Air Liquide                                                  5,728        974
   Alcatel S.A.                                                66,197        722
   Alstom *                                                   237,116        235
   Atos Origin *                                                2,820        178
   Autoroutes du Sud de la France                               3,128        178
   AXA                                                         75,069      1,867
   BNP Paribas                                                 41,105      2,810
   Bouygues                                                    10,274        424
   Business Objects S.A. *                                      1,798         48
   Cap Gemini S.A.                                              6,822        216
   Carrefour S.A.                                              29,686      1,433
   Casino Guichard Perrachon S.A.                               1,532        107
   Cie de Saint-Gobain                                         16,140        892
   CNP Assurances                                               1,789        114
   Credit Agricole S.A.                                        34,879        881
   Dassault Systems S.A.                                        3,240        157
   Essilor International S.A.                                   5,281        360
   France Telecom S.A.                                         77,493      2,251
   Gecina S.A.                                                    620         70
   Groupe Danone                                               12,549      1,100
   Hermes International                                           296         60
   Imerys S.A.                                                    979         67
   Klepierre                                                      783         75
   L'Oreal S.A.                                                15,913      1,142
   Lafarge S.A.                                                 9,102        826
   Lagardere S.C.A.                                             6,275        463
   LVMH Moet Hennessy Louis Vuitton S.A.                       12,852        990
   Michelin Compagnie Generale des Establissements, Class B     7,598        461
   Neopost S.A.                                                 1,323        116
   PagesJaunes Groupe S.A.                                      5,159        120
   Pernod-Ricard                                                2,572    $   410
   Peugeot S.A.                                                 8,497        502
   Pinault-Printemps-Redoute S.A.                               3,598        370
   Publicis Groupe                                              7,153        211
   Renault S.A.                                                 9,621        846
   Safran S.A. *                                                7,952        164
   Sanofi-Aventis                                              55,134      4,514
   Schneider Electric S.A.                                     12,017        903
   SCOR                                                        22,250         45
   Societe BIC S.A.                                             1,152         69
   Societe des Autoroutes du Nord et de l'Est de la France *      453         24
   Societe Des Autoroutes Paris-Rhin-Rhone                      1,786        106
   Societe Generale                                            17,497      1,772
   Societe Television Francaise 1                               5,279        140
   Sodexho Alliance S.A.                                        4,558        141
   Suez S.A.                                                   42,419      1,147
   Technip S.A.                                                 4,492        209
   Thales S.A.                                                  4,156        168
   Thomson (ex-TMM)                                            13,537        322
   Total S.A.                                                  29,717      6,959
   Union du Credit-Bail Immobilier                              2,414        309
   Valeo S.A.                                                   3,431        154
   Veolia Environment                                          15,840        593
   Vinci S.A.                                                   7,494        623
   Vivendi Universal S.A                                       56,280      1,763
   Zodiac S.A.                                                    824         44
                                                                         -------
                                                                          42,429
                                                                         -------
Germany - 6.3%
   Adidas-Salomon A.G.                                          2,274        379
   Allianz A.G. (Registered)                                   18,083      2,070
   Altana A.G.                                                  3,779        216
   BASF A.G.                                                   28,291      1,875
   Bayer A.G.                                                  34,539      1,149
   Bayerische Hypo-und Vereinsbank A.G. *                      29,476        767
   Beiersdorf A.G.                                                704         79
   Celesio A.G.                                                 1,994        157
   Commerzbank A.G.                                            23,735        513
   Continental A.G.                                             6,792        488
   DaimlerChrysler A.G. (Registered)                           45,008      1,823


EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                               NUMBER      FAIR
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 96.2% - CONTINUED
Germany - 6.3% - (continued)
   Deutsche Bank A.G. (Registered)                             25,405    $ 1,981
   Deutsche Boerse A.G.                                         5,239        409
   Deutsche Lufthansa A.G. (Registered)                        12,097        148
   Deutsche Post A.G. (Registered)                             26,507        619
   Deutsche Telekom A.G. (Registered)                         142,289      2,630
   Douglas Holding A.G.                                         1,777         64
   E.ON A.G.                                                   32,350      2,872
   Epcos A.G. *                                                   972         12
   Fresenius Medical Care A.G.                                  1,815        155
   HeidelbergCement A.G.                                        3,740        269
   Heidelberger Druckmaschinen                                  1,926         56
   Hochtief A.G.                                                2,996        105
   Hypo Real Estate Holding                                     6,441        245
   Infineon Technologies A.G. *                                34,243        318
   IVG Immobilien A.G.                                          2,306         43
   KarstadtQuelle A.G.                                          1,888         25
   Linde A.G.                                                   3,959        267
   MAN A.G.                                                     7,537        312
   Marschollek Lautenschlaeger und Partner A.G.                 2,008         38
   Merck KGaA                                                   2,347        188
   Metro A.G.                                                   7,521        372
   Muenchener Rueckversicherungs A.G. (Registered)              9,475      1,009
   Premiere A.G. *                                              2,035         70
   Puma A.G. Rudolf Dassler Sport                                 839        207
   RWE A.G.                                                    21,953      1,411
   SAP A.G.                                                    11,535      2,004
   Schering A.G.                                                8,644        529
   Siemens A.G. (Registered)                                   41,782      3,038
   Suedzucker A.G.                                              2,060         41
   ThyssenKrupp A.G.                                           18,162        315
   TUI A.G.                                                     8,700        215
   Volkswagen A.G.                                             11,962        546
   Wincor Nixdorf A.G.                                            835         68
                                                                         -------
                                                                          30,097
                                                                         -------
Greece - 0.6%
   Alpha Bank A.E.                                             14,443        385
   Coca Cola Hellenic Bottling Co. S.A.                         6,030        164
   Commercial Bank of Greece                                    2,210         66
   Cosmote Mobile Communications S.A.                           7,140    $   130
   EFG Eurobank Ergasias S.A. *                                10,000        307
   Folli-Follie S.A. (Registered)                                 320          9
   Germanos S.A.                                                1,670         56
   Greek Organization of Football Prognostics S.A.              8,220        237
   Hellenic Duty Free Shops S.A.                                  390          7
   Hellenic Petroleum S.A.                                      6,400         69
   Hellenic Technodomiki Tev S.A.                               4,890         25
   Hellenic Telecommunications Organization S.A.               13,130        254
   Hyatt Regency S.A.                                             900         10
   Intracom S.A.                                                1,840          9
   National Bank of Greece S.A.                                14,080        477
   Piraeus Bank S.A.                                            8,700        162
   Public Power Corp.                                           5,740        143
   Technical Olympic S.A.                                       1,750         10
   Titan Cement Co. S.A.                                        3,160         97
   Viohalco                                                     5,860         38
                                                                         -------
                                                                           2,655
                                                                         -------
Hong Kong - 1.7%
   ASM Pacific Technology                                      11,000         51
   Bank of East Asia Ltd.                                      76,600        226
   BOC Hong Kong Holdings Ltd.                                201,000        379
   Cathay Pacific Airways Ltd.                                 57,000        104
   Cheung Kong Holdings Ltd.                                   78,000        756
   Cheung Kong Infrastructure Holdings Ltd.                    23,000         68
   CLP Holdings Ltd.                                           94,000        540
   Esprit Holdings Ltd.                                        50,000        360
   Giordano International Ltd.                                 28,000         19
   Hang Lung Properties Ltd.                                   97,000        142
   Hang Seng Bank Ltd.                                         39,700        541
   Henderson Land Development                                  42,000        201
   Hong Kong & China Gas Co. Ltd.                             187,000        379
   Hong Kong Electric Holdings Ltd.                            74,000        337
   Hong Kong Exchanges and Clearing Ltd.                       56,000        145
   Hopewell Holdings Ltd.                                      33,000         84
   Hutchison Telecommunications International Ltd. *           54,000         54
   Hutchison Whampoa Ltd.                                     110,000        989
   Hysan Development Co. Ltd.                                  27,000         56


                                  NORTHERN FUNDS QUARTERLY REPORT 4 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   INTERNATIONAL EQUITY INDEX FUND (continued)

                                                               NUMBER      FAIR
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 96.2% - CONTINUED
Hong Kong - 1.7% - (continued)
   Johnson Electric Holdings                                   80,000    $    73
   Kerry Properties Ltd.                                       11,000         24
   Kingboard Chemicals Holdings                                29,000         92
   Li & Fung Ltd.                                              96,000        199
   MTR Corp.                                                   79,000        152
   New World Development Ltd.                                 119,844        147
   Noble Group Ltd.                                            23,000         20
   Orient Overseas International Ltd.                           4,200         18
   PCCW Ltd.                                                  210,000        130
   Shangri-La Asia Ltd.                                        58,000         90
   Sino Land Co.                                               88,000         93
   Sun Hung Kai Properties Ltd.                                68,000        669
   Swire Pacific Ltd., Class A                                 48,000        423
   Techtronic Industries Co.                                   51,000        129
   Television Broadcasts Ltd.                                  18,000        102
   Wharf Holdings Ltd.                                         65,000        227
   Wing Hang Bank Ltd.                                          4,000         26
   Yue Yuen Industrial Holdings                                26,000         79
                                                                         -------
                                                                           8,124
                                                                         -------
Ireland - 0.8%
   Allied Irish Banks PLC                                      45,263        968
   Bank of Ireland                                             50,755        823
   CRH PLC                                                     27,958        742
   DCC PLC                                                      4,428         88
   Depfa Bank PLC                                              18,901        302
   Eircom Group PLC                                            18,725         42
   Elan Corp. PLC *                                            22,619        155
   Fyffes PLC                                                   6,755         20
   Grafton Group PLC                                           11,193        129
   Greencore Group PLC                                          3,275         14
   Iaws Group PLC                                               6,463         90
   Independent News & Media PLC                                28,755         89
   Irish Life & Permanent PLC                                  14,690        257
   Kerry Group PLC, Class A                                     7,168        177
   Kingspan Group PLC                                           6,741         80
   Paddy Power PLC                                              1,102         19
                                                                         -------
                                                                           3,995
                                                                         -------
Italy - 3.8%
   Alleanza Assicurazioni S.p.A.                               22,860        248
   Arnoldo Mondadori Editore S.p.A.                             6,763         64
   Assicurazioni Generali S.p.A.                               50,070      1,559
   Autogrill S.p.A.                                             6,131         81
   Autostrade S.p.A.                                           15,145    $   401
   Banca Antonveneta S.p.A.                                    12,519        404
   Banca Fideuram S.p.A.                                       18,252         86
   Banca Intesa S.p.A.                                        170,871        780
   Banca Intesa S.p.A. (RNC)                                   46,157        197
   Banca Monte dei Paschi di Siena S.p.A.                      50,081        176
   Banca Nazionale del Lavoro S.p.A. (BNL) *                   67,771        234
   Banca Popolare di Milano Scrl                               20,151        198
   Banche Popolari Unite Scrl                                  17,787        352
   Banco Popolare di Verona e Novara Scrl                      18,364        313
   Benetton Group S.p.A.                                        1,090         10
   Bulgari S.p.A.                                               7,305         82
   Capitalia S.p.A.                                            75,997        423
   Edison S.p.A. *                                             36,098         80
   Enel S.p.A.                                                191,926      1,668
   ENI S.p.A.                                                 135,620      3,482
   Fiat S.p.A. *                                               24,701        179
   FinecoGroup S.p.A. *                                         4,446         40
   Finmeccanica S.p.A.                                        313,254        292
   Gruppo Editoriale L'Espresso S.p.A.                          3,246         18
   Italcementi S.p.A.                                           2,015         31
   Lottomatica S.p.A.                                             859         28
   Luxottica Group S.p.A.                                       7,542        156
   Mediaset S.p.A.                                             42,874        505
   Mediobanca S.p.A.                                           24,588        459
   Mediolanum S.p.A.                                           13,093         82
   Pirelli & C S.p.A.                                         154,546        161
   Riunione Adriatica di Sicurta S.p.A.                        15,322        297
   Sanpaolo IMI S.p.A.                                         58,084        794
   Seat Pagine Gialle S.p.A. *                                208,984         87
   Snam Rete Gas S.p.A.                                        50,671        270
   Telecom Italia Media S.p.A. *                               66,806         32
   Telecom Italia S.p.A.                                      558,403      1,735
   Telecom Italia S.p.A. (RNC)                                312,343        808
   Terna S.p.A.                                                65,108        168
   Tiscali S.p.A. *                                             4,279         12
   UniCredito Italiano S.p.A.                                 232,563      1,224
                                                                         -------
                                                                          18,216
                                                                         -------
Japan - 20.8%
   77 Bank (The) Ltd.                                          11,000         67
   Acom Co. Ltd.                                                3,900        249
   Aderans Co. Ltd.                                             1,800         43


EQUITY FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                               NUMBER      FAIR
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 96.2% - CONTINUED
Japan - 20.8% - (continued)
   Advantest Corp.                                               3,900    $  286
   Aeon Co. Ltd.                                                34,000       518
   Aeon Credit Service Co. Ltd.                                  1,500        94
   Aiful Corp.                                                   3,500       260
   Aisin Seiki Co Ltd.                                          10,000       216
   Ajinomoto Co., Inc.                                          31,000       344
   Alfresa Holdings Corp.                                        1,000        45
   All Nippon Airways Co. Ltd.                                  30,000        91
   Alps Electric Co. Ltd.                                        9,000       137
   Amada Co. Ltd.                                               18,000       122
   Aoyama Trading Co. Ltd.                                       3,000        75
   Asahi Breweries Ltd.                                         20,000       238
   Asahi Glass Co. Ltd.                                         52,000       545
   Asahi Kasei Corp.                                            64,000       303
   Asatsu-DK, Inc.                                               1,500        42
   Bandai Co. Ltd.                                               4,500        91
   Bank of Fukuoka (The) Ltd.                                   28,000       165
   Bank of Kyoto (The) Ltd.                                     11,000        93
   Bank of Yokohama (The) Ltd.                                  60,000       345
   Benesse Corp.                                                 3,500       112
   Bridgestone Corp.                                            35,000       670
   Canon Sales Co., Inc.                                         4,000        67
   Canon, Inc.                                                  39,100     2,048
   Casio Computer Co. Ltd.                                      11,000       143
   Central Glass Co. Ltd.                                       12,000        75
   Central Japan Railway Co.                                        47       362
   Chiba Bank (The) Ltd.                                        35,000       230
   Chiyoda Corp.                                                 9,000       110
   Chubu Electric Power Co., Inc.                               30,700       735
   Chugai Pharmaceutical Co. Ltd.                               15,000       231
   Circle K Sunkus Co. Ltd.                                      1,000        22
   Citizen Watch Co. Ltd.                                       15,000       135
   Coca-Cola West Japan Co. Ltd.                                 1,800        40
   COMSYS Holdings Corp.                                         6,000        55
   Credit Saison Co. Ltd.                                        7,900       262
   CSK Corp.                                                     3,700       145
   Dai Nippon Printing Co. Ltd.                                 33,000       530
   Daicel Chemical Industries Ltd.                              16,000        84
   Daido Steel Co. Ltd.                                         19,000        85
   Daiichi Pharmaceutical Co. Ltd.                              12,000    $  265
   Daikin Industries Ltd.                                       13,000       324
   Daimaru (The), Inc.                                          12,000       106
   Dainippon Ink & Chemicals, Inc.                              37,000       118
   Dainippon Screen Manufacturing Co. Ltd.                       9,000        60
   Daito Trust Construction Co. Ltd.                             4,500       168
   Daiwa House Industry Co. Ltd.                                27,000       308
   Daiwa Securities Group, Inc.                                 67,000       412
   Denki Kagaku Kogyo Kabushiki Kaisha                          25,000        89
   Denso Corp.                                                  27,400       623
   Dentsu, Inc.                                                     93       229
   Dowa Mining Co. Ltd.                                         14,000        93
   East Japan Railway Co.                                          178       913
   Ebara Corp.                                                   7,000        27
   Eisai Co. Ltd.                                               13,000       435
   Electric Power Development Co.                                7,000       202
   Elpida Memory, Inc. *                                         1,000        32
   FamilyMart Co. Ltd.                                           3,200        92
   Fanuc Ltd.                                                    9,500       602
   Fast Retailing Co. Ltd.                                       2,900       150
   Fuji Electric Co. Ltd.                                       31,000        94
   Fuji Photo Film Co. Ltd.                                     26,000       846
   Fuji Television Network, Inc.                                    22        43
   Fujikura Ltd.                                                17,000        83
   Fujitsu Ltd.                                                 94,000       489
   Furukawa Electric (The) Co. Ltd.                             31,000       119
   Gunma Bank (The) Ltd.                                        20,000       120
   Hakuhodo DY Holdings, Inc.                                    2,000       140
   Hikari Tsushin, Inc.                                          1,200        86
   Hino Motors Ltd.                                             13,000        75
   Hirose Electric Co. Ltd.                                      1,700       186
   Hitachi Chemical Co. Ltd.                                     6,000       109
   Hitachi Construction Machinery Co. Ltd.                       6,000        71
   Hitachi Ltd.                                                168,000     1,017
   Hokkaido Electric Power Co., Inc.                             7,700       157
   Hokugin Financial Group, Inc.                                56,000       171
   Honda Motor Co. Ltd.                                         40,900     2,012
   House Foods Corp.                                             4,000        59
   Hoya Corp.                                                    5,600       643
   Ibiden Co. Ltd.                                               5,000       131


                                  NORTHERN FUNDS QUARTERLY REPORT 6 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   INTERNATIONAL EQUITY INDEX FUND (continued)

                                                               NUMBER      FAIR
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 96.2% - CONTINUED
Japan - 20.8% - (continued)
   INPEX Corp.                                                      21    $  118
   Isetan Co. Ltd.                                              10,000       125
   Ishikawajima-Harima Heavy Industries Co. Ltd.                69,000       100
   ITO EN Ltd.                                                   1,600        82
   Ito-Yokado Co. Ltd.                                          18,000       594
   Itochu Corp.                                                 80,000       402
   Itochu Techno-Science Corp.                                   1,900        66
   Jafco Co. Ltd.                                                1,700        90
   Japan Airlines Corp.                                         40,000       108
   Japan Real Estate Investment Corp.                               16       136
   Japan Retail Fund Investment Corp.                               13       111
   Japan Tobacco, Inc.                                              48       640
   JFE Holdings, Inc.                                           29,000       713
   JGC Corp.                                                    11,000       135
   Joyo Bank (The) Ltd.                                         34,000       166
   JS Group Corp.                                               12,000       203
   JSR Corp.                                                    10,000       210
   Kajima Corp.                                                 46,000       169
   Kamigumi Co. Ltd.                                            14,000       108
   Kaneka Corp.                                                 15,000       168
   Kansai Electric Power Co. (The), Inc.                        39,600       795
   Kansai Paint Co. Ltd.                                         5,000        32
   Kao Corp.                                                    28,000       660
   Kawasaki Heavy Industries Ltd.                               71,000       136
   Kawasaki Kisen Kaisha Ltd.                                   26,000       153
   KDDI Corp.                                                      129       595
   Keihin Electric Express Railway Co. Ltd.                     23,000       141
   Keio Electric Railway Co. Ltd.                               31,000       167
   Keyence Corp.                                                 1,700       378
   Kikkoman Corp.                                                8,000        70
   Kinden Corp.                                                  2,000        15
   Kintetsu Corp.                                               83,000       253
   Kirin Brewery Co. Ltd.                                       42,000       406
   Kobe Steel Ltd.                                             138,000       259
   Kokuyo Co. Ltd.                                               4,000        54
   Komatsu Ltd.                                                 47,000       363
   Konami Corp.                                                  4,800       101
   Konica Minolta Holdings, Inc.                                23,500       218
   Kose Corp.                                                      900        31
   Koyo Seiko Co. Ltd.                                           7,000    $   93
   Kubota Corp.                                                 57,000       311
   Kuraray Co. Ltd.                                             19,000       179
   Kurita Water Industries Ltd.                                  7,000       108
   Kyocera Corp.                                                 8,400       640
   Kyowa Hakko Kogyo Co. Ltd.                                   18,000       116
   Kyushu Electric Power Co., Inc.                              19,200       416
   Lawson, Inc.                                                  3,100       108
   Leopalace21 Corp.                                             7,000       116
   Mabuchi Motor Co. Ltd.                                        1,500        86
   Makita Corp.                                                  6,000       117
   Marubeni Corp.                                               73,000       249
   Marui Co. Ltd.                                               17,000       228
   Matsui Securities Co. Ltd.                                    3,800        41
   Matsumotokiyoshi Co. Ltd.                                     1,000        27
   Matsushita Electric Industrial Co. Ltd.                     107,000     1,624
   Matsushita Electric Works Ltd.                               17,000       141
   MEDICEO Holdings Co. Ltd.                                     6,600        88
   Meiji Dairies Corp.                                          15,000        85
   Meiji Seika Kaisha Ltd.                                      18,000        88
   Meitec Corp.                                                  2,200        67
   Millea Holdings, Inc.                                            78     1,051
   Minebea Co. Ltd.                                             18,000        72
   Mitsubishi Chemical Corp.                                    96,000       280
   Mitsubishi Corp.                                             62,000       839
   Mitsubishi Electric Corp.                                   101,000       533
   Mitsubishi Estate Co. Ltd.                                   58,000       635
   Mitsubishi Gas Chemical Co.                                  21,000       107
   Mitsubishi Heavy Industries Ltd.                            164,000       428
   Mitsubishi Materials Corp.                                   52,000       122
   Mitsubishi Rayon Co. Ltd.                                    30,000       124
   Mitsubishi Securities Co. Ltd.                               10,000        88
   Mitsubishi Tokyo Financial Group, Inc.                          252     2,127
   Mitsui & Co. Ltd.                                            74,000       697
   Mitsui Chemicals, Inc.                                       35,000       205
   Mitsui Engineering & Shipbuilding Co. Ltd.                   37,000        72
   Mitsui Fudosan Co. Ltd.                                      41,000       459
   Mitsui Mining & Smelting Co. Ltd.                            34,000       159
   Mitsui O.S.K. Lines Ltd.                                     56,000       343


EQUITY FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                                NUMBER     FAIR
                                                              OF SHARES    VALUE
                                                              ---------   ------
                                                                          (000S)
COMMON STOCKS - 96.2% - CONTINUED
Japan - 20.8% - (continued)
   Mitsui Sumitomo Insurance Co. Ltd.                           62,000    $  556
   Mitsui Trust Holding, Inc.                                   29,000       296
   Mitsukoshi Ltd.                                              22,000        99
   Mizuho Financial Group, Inc.                                    435     1,959
   Murata Manufacturing Co. Ltd.                                10,900       551
   Namco Ltd.                                                    4,900        65
   NEC Corp.                                                    99,000       532
   NEC Electronics Corp.                                         2,000        90
   NET One Systems Co. Ltd.                                         30        77
   NGK Insulators Ltd.                                          15,000       146
   NGK Spark Plug Co. Ltd.                                      10,000       115
   NHK Spring Co. Ltd.                                           5,000        42
   Nichirei Corp.                                                4,000        16
   Nidec Corp.                                                   2,800       295
   Nikko Cordial Corp.                                          82,000       358
   Nikon Corp.                                                  16,000       180
   Nintendo Co. Ltd.                                             5,200       542
   Nippon Building Fund, Inc.                                       15       135
   Nippon Electric Glass Co. Ltd.                               10,000       150
   Nippon Express Co. Ltd.                                      45,000       195
   Nippon Meat Packers, Inc.                                     9,000       104
   Nippon Mining Holdings, Inc.                                 41,000       232
   Nippon Oil Corp.                                             68,000       460
   Nippon Sanso Corp.                                           16,000        81
   Nippon Sheet Glass Co. Ltd.                                  24,000        94
   Nippon Steel Corp.                                          316,000       731
   Nippon Telegraph & Telephone Corp.                              271     1,162
   Nippon Unipac Holding                                            53       194
   Nippon Yusen Kabushiki Kaisha                                57,000       326
   Nishi-Nippon City Bank (The) Ltd.                            18,000        78
   Nissan Chemical Industries                                    9,000        96
   Nissan Motor Co. Ltd.                                       118,000     1,162
   Nisshin Seifun Group, Inc.                                    9,000        93
   Nisshin Steel Co. Ltd.                                       46,000       115
   Nisshinbo Industries, Inc.                                    9,000        73
   Nissin Food Products Co. Ltd.                                 4,700       120
   Nitori Co. Ltd.                                               1,000        72
   Nitto Denko Corp.                                             8,800       501
   NOK Corp.                                                     5,400       150
   Nomura Holdings, Inc.                                        92,400     1,097
   Nomura Research Institute                                     1,300       129
   NSK Ltd.                                                     24,000    $  123
   NTN Corp.                                                    23,000       123
   NTT Data Corp.                                                   67       227
   NTT DoCoMo, Inc.                                                898     1,320
   Obayashi Corp.                                               35,000       187
   Obic Co. Ltd.                                                   400        68
   Odakyu Electric Railway Co. Ltd.                             33,000       174
   OJI Paper Co. Ltd.                                           44,000       229
   Oki Electric Industry Co. Ltd.                               26,000        91
   Okumura Corp.                                                13,000        73
   Olympus Optical Co. Ltd.                                     12,000       229
   Omron Corp.                                                  11,600       256
   Onward Kashiyama Co. Ltd.                                     8,000       101
   Oracle Corp. Japan                                            1,900        72
   Oriental Land Co. Ltd.                                        2,800       166
   ORIX Corp.                                                    4,200       628
   Osaka Gas Co. Ltd.                                          106,000       334
   Pioneer Corp.                                                 8,600       129
   Promise Co. Ltd.                                              4,800       306
   QP Corp.                                                      2,000        17
   Rakuten, Inc.                                                   238       190
   Resona Holdings, Inc. *                                     230,000       427
   Ricoh Co. Ltd.                                               35,000       544
   Rohm Co. Ltd.                                                 5,500       528
   Ryohin Keikaku Co. Ltd.                                         900        44
   Sanken Electric Co. Ltd.                                      6,000        78
   Sankyo Co. Ltd.                                              21,000       402
   Sankyo Co. Ltd. - Gunma                                       2,700       125
   Santen Pharmaceutical Co. Ltd.                                1,000        23
   Sanyo Electric Co. Ltd.                                      84,000       214
   Sapporo Breweries Ltd.                                       18,000        86
   Secom Co. Ltd.                                               11,000       471
   Sega Sammy Holdings, Inc.                                     3,400       208
   Seiko Epson Corp.                                             6,100       203
   Sekisui Chemical Co. Ltd.                                    24,000       165
   Sekisui House Ltd.                                           27,000       272
   Seven-Eleven Japan Co. Ltd.                                  19,000       526
   SFCG Co. Ltd.                                                   330        77
   Sharp Corp.                                                  50,000       778
   Shimachu Co. Ltd.                                             2,600        65
   Shimamura Co. Ltd.                                            1,100        92
   Shimano, Inc.                                                 4,100       116


                                  NORTHERN FUNDS QUARTERLY REPORT 8 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   INTERNATIONAL EQUITY INDEX FUND (continued)

                                                                NUMBER     FAIR
                                                              OF SHARES    VALUE
                                                              ---------   ------
                                                                          (000S)
COMMON STOCKS - 96.2% - CONTINUED
Japan - 20.8% - (continued)
   Shimizu Corp.                                                31,000    $  144
   Shin-Etsu Chemical Co. Ltd.                                  18,800       711
   Shinko Securities Co. Ltd.                                   28,000        88
   Shinsei Bank Ltd.                                            51,000       274
   Shionogi & Co. Ltd.                                          17,000       218
   Shiseido Co. Ltd.                                            19,000       239
   Shizuoka Bank (The) Ltd.                                     32,000       274
   Showa Denko K.K.                                             57,000       135
   Showa Shell Sekiyu K.K.                                       9,000        90
   Skylark Co. Ltd.                                              3,000        46
   SMC Corp. of Japan                                            2,800       304
   Softbank Corp.                                               12,900       503
   Softbank Investment Corp.                                       269        90
   Sompo Japan Insurance, Inc.                                  43,000       432
   Sony Corp.                                                   48,100     1,657
   Stanley Electric Co. Ltd.                                     7,700       124
   Sumitomo Chemical Co. Ltd.                                   79,000       362
   Sumitomo Corp.                                               54,000       430
   Sumitomo Electric Industries Ltd.                            37,000       376
   Sumitomo Heavy Industries Ltd.                               28,000       134
   Sumitomo Metal Industries Ltd.                              210,000       356
   Sumitomo Metal Mining Co. Ltd.                               28,000       191
   Sumitomo Mitsui Financial Group, Inc.                           209     1,408
   Sumitomo Realty & Development Co. Ltd.                       21,000       234
   Sumitomo Rubber Industries, Inc.                              9,000        91
   Sumitomo Trust & Banking (The) Co. Ltd.                      65,000       394
   Suruga Bank Ltd.                                              8,000        65
   Suzuken Co. Ltd.                                              3,300        83
   T&D Holdings, Inc.                                           11,900       557
   Taiheiyo Cement Corp.                                        49,000       131
   Taisei Corp.                                                 52,000       175
   Taisho Pharmaceutical Co. Ltd.                                8,000       155
   Takara Holdings, Inc.                                        10,000        62
   Takashimaya Co. Ltd.                                         14,000       125
   Takeda Pharmaceutical Co. Ltd.                               46,000     2,275
   Takefuji Corp.                                                5,720       386
   Tanabe Seiyaku Co. Ltd.                                      11,000       106
   TDK Corp.                                                     6,300       428
   Teijin Ltd.                                                  44,000       204
   Teikoku Oil Co. Ltd.                                          4,000        30
   Terumo Corp.                                                  9,100    $  261
   THK Co. Ltd.                                                  5,500       113
   TIS, Inc.                                                     2,100        71
   Tobu Railway Co. Ltd.                                        41,000       148
   Toho Co. Ltd. of Tokyo                                        7,400       106
   Tohoku Electric Power Co., Inc.                              22,900       489
   Tokuyama Corp.                                               13,000        92
   Tokyo Broadcasting System, Inc.                               1,000        16
   Tokyo Electric Power Co., Inc.                               59,300     1,416
   Tokyo Electron Ltd.                                           8,500       446
   Tokyo Gas Co. Ltd.                                          113,000       422
   Tokyo Steel Manufacturing Co. Ltd.                            2,100        26
   Tokyo Tatemono Co. Ltd.                                      12,000        80
   Tokyu Corp.                                                  49,000       219
   Tokyu Land Corp.                                             19,000        89
   TonenGeneral Sekiyu K.K.                                     17,000       184
   Toppan Printing Co. Ltd.                                     29,000       307
   Toray Industries, Inc.                                       71,000       335
   Toshiba Corp.                                               151,000       598
   Tosoh Corp.                                                  27,000       111
   Toto Ltd.                                                    17,000       134
   Toyo Seikan Kaisha Ltd.                                       9,000       142
   Toyo Suisan Kaisha Ltd.                                       5,000        78
   Toyobo Co. Ltd.                                              38,000        88
   Toyota Industries Corp.                                      10,000       271
   Toyota Motor Corp.                                          148,600     5,313
   Toyota Tsusho Corp.                                           8,000       130
   Trend Micro, Inc.                                             5,000       177
   Ube Industries Ltd. of Japan                                 49,000        99
   UFJ Holdings, Inc. *                                            203     1,053
   Uni-Charm Corp.                                               2,300        92
   UNY Co. Ltd.                                                  9,000       102
   Ushio, Inc.                                                   6,000       106
   USS Co. Ltd.                                                  1,300        83
   Wacoal Corp.                                                  3,000        38
   West Japan Railway Co.                                           93       319
   World Co. Ltd.                                                  800        28
   Yahoo! Japan Corp.                                              198       414
   Yakult Honsha Co. Ltd.                                        5,600       101
   Yamada Denki Co. Ltd.                                         4,100       235
   Yamaha Corp.                                                  9,000       140
   Yamaha Motor Co. Ltd.                                        10,000       182


EQUITY FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                               NUMBER      FAIR
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 96.2% - CONTINUED
Japan - 20.8% - (continued)
   Yamanouchi Pharmaceutical Co. Ltd.                          28,600    $   976
   Yamato Transport Co. Ltd.                                   20,000        276
   Yamazaki Baking Co. Ltd.                                     5,000         43
   Yokogawa Electric Corp.                                     12,000        148
   Zeon Corp.                                                  11,000         95
                                                                         -------
                                                                          99,384
                                                                         -------
Luxembourg - 0.1%
   Arcelor                                                     26,661        520
   Oriflame Cosmetics S.A. (SDR) *                                600         14
                                                                         -------
                                                                             534
                                                                         -------
Netherlands - 4.9%
   ABN AMRO Holding N.V.                                       91,423      2,245
   Aegon N.V.                                                  73,446        947
   Akzo Nobel N.V.                                             14,150        555
   ASML Holding N.V. *                                         24,318        380
   Buhrmann N.V.                                                2,600         26
   Corio N.V.                                                   2,106        117
   DSM N.V.                                                     3,849        263
   Euronext N.V.                                                4,067        137
   European Aeronautic Defense & Space Co.                     12,858        408
   Getronics N.V.                                               4,011         47
   Hagemeyer N.V.                                              14,407         34
   Heineken N.V.                                               12,718        392
   IHC Caland N.V.                                              1,389         95
   ING Groep N.V. (CVA)                                        97,940      2,755
   James Hardie Industries N.V.                                25,137        144
   Koninklijke Ahold N.V. *                                    81,752        670
   Koninklijke Philips Electronics N.V.                        69,100      1,738
   OCE N.V.                                                     2,207         32
   Qiagen N.V. *                                                4,164         49
   Randstad Holdings N.V.                                       2,515         87
   Reed Elsevier N.V.                                          37,567        522
   Rodamco Europe N.V.                                          2,378        195
   Royal Dutch Petroleum Co.                                  107,698      7,009
   Royal KPN N.V.                                             108,851        912
   Royal Numico N.V. *                                          6,972        278
   TPG N.V.                                                    20,802        527
   Unilever N.V. (CVA)                                         29,975      1,941
   Vedior N.V. (CVA)                                            8,481        119
   VNU N.V.                                                    12,437        346
   Wereldhave N.V.                                                812    $    87
   Wolters Kluwer N.V. (CVA)                                   14,481        276
                                                                         -------
                                                                          23,333
                                                                         -------
New Zealand - 0.2%
   Auckland International Airport Ltd.                         56,867         94
   Carter Holt Harvey Ltd.                                     35,291         56
   Contact Energy Ltd.                                         15,306         82
   Fisher & Paykel Appliances Holdings Ltd.                    14,613         34
   Fisher & Paykel Healthcare Corp.                            26,351         60
   Fletcher Building Ltd.                                      23,974        115
   Independent Newspapers Ltd.                                  8,306         38
   Kiwi Income Property Trust                                  32,413         25
   NGC Holdings Ltd.                                            4,047         11
   Sky City Entertainment Group Ltd.                           22,028         68
   Sky Network Television Ltd. *                                4,723         23
   Telecom Corp. of New Zealand Ltd.                          100,415        419
   Waste Management NZ Ltd.                                     4,815         22
                                                                         -------
                                                                           1,047
                                                                         -------
Norway - 0.7%
   DnB Holding ASA                                             35,200        365
   Norsk Hydro ASA                                              7,580        693
   Norske Skogindustrier ASA                                    6,100        100
   Orkla ASA                                                   10,000        367
   Petroleum Geo-Services ASA *                                 3,350         80
   ProSafe ASA                                                    900         27
   Schibsted ASA                                                3,100         85
   Smedvig ASA, Class A                                           750         15
   Statoil ASA                                                 34,100        693
   Storebrand ASA                                              12,400        116
   Tandberg ASA *                                               7,450         80
   Tandberg Television ASA *                                      850         10
   Telenor ASA                                                 41,450        329
   Tomra Systems ASA                                            3,850         16
   Yara International ASA                                      10,950        173
                                                                         -------
                                                                           3,149
                                                                         -------
Portugal - 0.3%
   Banco BPI S.A. (Registered)                                 15,250         58


                                 NORTHERN FUNDS QUARTERLY REPORT 10 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   INTERNATIONAL EQUITY INDEX FUND (continued)

                                                               NUMBER      FAIR
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 96.2% - CONTINUED
Portugal - 0.3% - (continued)
   Banco Comercial Portugues S.A. (Registered)                101,718    $   260
   Banco Espirito Santo S.A. (Registered)                       5,374         84
   Brisa-Auto Estradas de Portugal S.A.                        18,482        145
   Cimpor Cimentos de Portugal S.A.                             9,653         54
   Electricidade de Portugal S.A.                              96,701        243
   Jeronimo Martins, SGPS, S.A. *                                 820         12
   Portugal Telecom, SGPS, S.A. (Registered)                   40,338        385
   PT Multimedia Servicos de Telecomunicacoes e
      Multimedia, SGPS, S.A.                                    2,764         29
   Sonae, SGPS, S.A.                                           52,473         72
                                                                         -------
                                                                           1,342
                                                                         -------
Singapore - 0.8%
   Ascendas Real Estate Investment Trust                       48,000         63
   CapitaLand Ltd.                                             64,000         90
   CapitaMall Trust                                            43,000         61
   Chartered Semiconductor Manufacturing Ltd. *                56,000         44
   City Developments Ltd.                                      27,000        120
   ComfortDelgro Corp. Ltd.                                   105,000        105
   Cosco Corp. Singapore Ltd.                                  10,000         11
   Creative Technology Ltd.                                     2,000         13
   Cycle & Carriage Ltd.                                        8,000         63
   DBS Group Holdings Ltd.                                     57,000        482
   Fraser and Neave Ltd.                                       10,000         93
   Keppel Corp. Ltd.                                           30,000        222
   Keppel Land Ltd.                                            15,000         22
   Neptune Orient Lines Ltd.                                   31,000         69
   Oversea-Chinese Banking Corp.                               60,000        412
   Parkway Holdings Ltd.                                       27,000         30
   SembCorp Industries Ltd.                                    51,600         82
   SembCorp Marine Ltd.                                        32,000         50
   Singapore Airlines Ltd.                                     31,000        206
   Singapore Exchange Ltd.                                     48,000         60
   Singapore Post Ltd.                                         71,000         42
   Singapore Press Holdings Ltd.                               82,000        209
   Singapore Technologies Engineering Ltd.                     73,000        105
   Singapore Telecommunications Ltd.                          345,000        567
   STATS ChipPAC Ltd. *                                        72,000         51
   Suntec Real Estate Investment Trust                         40,000         29
   United Overseas Bank Ltd.                                   59,000        496
   United Overseas Land Ltd.                                   25,700         35
   Venture Corp. Ltd.                                          13,000        123
                                                                         -------
                                                                           3,955
                                                                         -------
Spain - 3.8%
   Abertis Infraestructuras S.A.                               11,153    $   283
   Acciona S.A.                                                 1,575        156
   Acerinox S.A.                                                9,882        134
   ACS Actividades Cons y Serv                                 13,186        368
   Altadis S.A.                                                14,163        592
   Amadeus Global Travel Distribution S.A., Class A            16,545        145
   Antena 3 de Television S.A. *                                2,546         51
   Banco Bilbao Vizcaya Argentaria S.A.                       176,942      2,723
   Banco Santander Central Hispano S.A.                       308,355      3,561
   Banco Popular Espanol S.A.                                  43,718        527
   Cintra Concesiones de Infraestructuras de
      Transporte S.A.                                          10,314        121
   Corporacion Mapfre S.A.                                      4,099         61
   Ebro Puleva S.A.                                             4,891         87
   Endesa S.A.                                                 49,685      1,163
   Fomento de Construcciones y Contratas S.A.                   2,328        131
   Gamesa Corp. Tecnologica S.A.                                3,166         43
   Gas Natural SDG S.A.                                         9,319        274
   Grupo Ferrovial S.A.                                         3,554        228
   Iberdrola S.A.                                              42,321      1,113
   Iberia (Lineas Aereas de Espana)                            20,244         58
   Inditex S.A.                                                11,250        289
   Indra Sistemas S.A.                                          7,666        151
   Inmobiliaria Colonial S.A.                                   1,081         57
   Metrovacesa S.A.                                             2,088        123
   Metrovacesa S.A. (New) *                                        83          5
   NH Hoteles S.A. *                                            2,246         31
   Promotora de Informaciones S.A. (Prisa)                      4,285         83
   Repsol YPF S.A.                                             48,170      1,226
   Sacyr Vallehermoso S.A.                                      6,043        142
   Sociedad General de Aguas de Barcelona S.A., Class A         1,084         23
   Sogecable S.A. *                                             2,153         76
   Telefonica Publicidad e Informacion S.A.                     7,997         70
   Telefonica S.A.                                            233,063      3,805
   Union Fenosa S.A.                                           11,017        335
   Zeltia S.A.                                                  4,202         28
                                                                         -------
                                                                          18,263
                                                                         -------
Sweden - 2.3%
   Alfa Laval AB                                                1,600         23
   Assa Abloy AB, Class B                                      15,100        194
   Atlas Copco AB, Class A                                     18,500        292
   Atlas Copco AB, Class B                                     11,100        159


EQUITY FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                               NUMBER      FAIR
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 96.2% - CONTINUED
Sweden - 2.3% - (continued)
   Axfood AB                                                      600    $    15
   Billerud AB                                                  1,200         14
   Capio AB *                                                   3,200         47
   Castellum AB                                                 2,000         81
   D Carnegie AB                                                  900         11
   Electrolux AB, Class B                                      15,800        336
   Elekta AB, Class B *                                           600         25
   Eniro AB                                                     8,900        101
   Fabege AB                                                    4,400         96
   Gambro AB, Class A                                           8,900        119
   Gambro AB, Class B                                           6,100         81
   Getinge AB, Class B                                          9,800        133
   Hennes & Mauritz AB, Class B                                24,650        866
   Hoganas AB, Class B                                            900         24
   Holmen AB, Class B                                           3,000         81
   Lundin Petroleum AB *                                        7,400         63
   Modern Times Group AB, Class B *                             2,900         89
   Nordea AB                                                  111,100      1,007
   OMX AB                                                       3,300         37
   Sandvik AB                                                  11,000        407
   SAS AB *                                                     1,600         14
   Scania AB, Class B                                           4,900        180
   Securitas AB, Class B                                       15,900        265
   Skandia Forsakrings AB                                      55,200        303
   Skandinaviska Enskilda Banken AB, Class A                   25,000        415
   Skanska AB, Class B                                         20,400        251
   SKF AB, Class B *                                           20,400        208
   SSAB Svenskt Stal AB, Series A                               2,900         67
   SSAB Svenskt Stal AB, Series B                                 450         10
   Svenska Cellulosa AB, Class B                               10,400        332
   Svenska Handelsbanken AB, Class A                           27,400        558
   Swedish Match AB                                            19,100        216
   Tele2 AB, Class B                                           17,400        163
   Telefonaktiebolaget LM Ericsson, Class B *                 775,200      2,477
   TeliaSonera AB                                              98,200        468
   Trelleborg AB, Class B                                       3,500         52
   Volvo AB, Class A                                            4,900        193
   Volvo AB, Class B                                           12,300        499
   Wihlborgs Fastigheter AB *                                     720         18
   WM-Data AB, Class B                                         15,100         38
                                                                         -------
                                                                          11,028
                                                                         -------
Switzerland - 6.7%
   ABB Ltd. *                                                 103,086    $   672
   Adecco S.A. (Registered)                                     7,186        326
   Ciba Specialty Chemicals A.G. (Registered)                   3,478        202
   Clariant A.G. (Registered)                                  12,817        170
   Compagnie Financiere Richemont A.G., Class A                26,444        886
   Credit Suisse Group (Registered)                            62,919      2,469
   Geberit A.G. (Registered)                                      205        131
   Givaudan S.A. (Registered)                                     366        213
   Holcim Ltd. (Registered)                                     9,604        583
   Kudelski S.A. (Bearer) *                                       968         35
   Kuoni Reisen Holding (Registered)                               84         34
   Logitech International S.A. (Registered) *                   4,338        139
   Lonza Group A.G. (Registered)                                1,644         91
   Micronas Semiconductor Holding (Registered) *                  636         24
   Nestle S.A. (Registered)                                    21,012      5,370
   Nobel Biocare Holding A.G.                                   1,276        258
   Novartis A.G. (Registered)                                 122,882      5,837
   Phonak Holding A.G. (Registered)                             2,138         80
   PSP Swiss Property A.G.                                      2,310        100
   Rieter Holding A.G. (Registered)                               128         35
   Roche Holding A.G. (Genusschein)                            36,584      4,614
   Schindler Holding A.G.                                         295        106
   Serono S.A., Class B                                           271        173
   SGS S.A.                                                       209        143
   SIG Holding A.G. (Registered)                                   75         17
   STMicroelectronics N.V.                                     33,384        531
   Straumann Holding A.G. (Registered)                            225         47
   Sulzer A.G. (Registered)                                       196         81
   Swatch Group A.G. (Registered)                               1,607         46
   Swatch Group A.G., Class B                                   1,897        266
   Swiss Reinsurance (Registered)                              16,761      1,027
   Swisscom A.G. (Registered)                                   1,227        400
   Syngenta A.G.                                                5,607        574
   Synthes, Inc.                                                2,418        265
   UBS A.G. (Registered)                                       55,735      4,338
   Unaxis Holding A.G. (Registered)                               547         75
   Valora Holding A.G.                                             72         16
   Zurich Financial Services A.G. (Registered)                  7,585      1,303
                                                                         -------
                                                                          31,677
                                                                         -------
United Kingdom - 24.3%
   3i Group PLC                                                32,523        394



                                 NORTHERN FUNDS QUARTERLY REPORT 12 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   INTERNATIONAL EQUITY INDEX FUND (continued)

                                                               NUMBER      FAIR
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 96.2% - CONTINUED
United Kingdom - 24.3% - (continued)
   Aegis Group PLC                                               9,288   $    17
   Alliance Unichem PLC                                         13,261       201
   Amec PLC                                                     15,878        94
   Amvescap PLC                                                 41,700       247
   Anglo American PLC                                           74,549     1,750
   ARM Holdings PLC                                             69,453       140
   Arriva PLC                                                   11,867       116
   Associated British Ports Holdings PLC                        16,679       147
   AstraZeneca PLC                                              84,369     3,486
   Aviva PLC                                                   123,546     1,372
   BAA PLC                                                      55,647       617
   BAE Systems PLC                                             170,952       875
   Balfour Beatty PLC                                           23,028       136
   Barclays PLC                                                332,188     3,296
   Barratt Developments PLC                                     12,672       162
   BBA Group PLC                                                23,821       132
   Bellway PLC                                                   5,867        90
   Berkeley Group Holdings PLC                                   6,096       101
   BG Group PLC                                                180,494     1,479
   BHP Billiton PLC *                                          129,733     1,664
   BOC Group PLC                                                26,099       468
   Boots Group PLC                                              37,721       411
   Bovis Homes Group PLC                                         2,148        27
   BP PLC                                                    1,112,148    11,564
   BPB PLC                                                      28,041       265
   Brambles Industries PLC                                      37,527       205
   Britannic Group PLC                                           2,518        23
   British Airways PLC *                                        28,783       135
   British American Tobacco PLC                                 84,397     1,630
   British Land Co. PLC                                         26,983       423
   British Sky Broadcasting PLC                                 64,109       604
   Brixton PLC                                                  16,377       104
   BT Group PLC                                                444,467     1,824
   Bunzl PLC                                                    19,205       179
   Cable & Wireless PLC                                        112,774       300
   Cadbury Schweppes PLC                                       104,776       997
   Capita Group PLC                                             36,296       238
   Carnival PLC                                                  8,925       507
   Cattles PLC                                                  17,434        96
   Centrica PLC                                                194,219       805
   Close Brothers Group PLC                                        949        13
   Cobham PLC                                                    6,065       154
   Compass Group PLC                                           117,264   $   492
   Corus Group PLC *                                           193,680       144
   Daily Mail & General Trust, Class A                          16,050       189
   Davis Service Group PLC                                      11,343        92
   De La Rue PLC                                                 4,830        35
   Diageo PLC                                                  157,385     2,313
   Dixons Group PLC                                            103,382       290
   Electrocomponents PLC                                        23,976       103
   Emap PLC                                                     13,853       193
   EMI Group PLC                                                42,616       193
   Enterprise Inns PLC                                          18,733       279
   Exel PLC                                                     15,716       238
   FirstGroup PLC                                               21,419       126
   FKI PLC                                                      15,237        26
   Friends Provident PLC                                        97,948       319
   Gallaher Group PLC                                           34,252       508
   GKN PLC                                                      35,650       164
   GlaxoSmithKline PLC                                         304,870     7,356
   Group 4 Securicor PLC *                                      60,441       158
   GUS PLC                                                      52,202       821
   Hammerson PLC                                                15,286       243
   Hanson PLC                                                   35,315       338
   Hays PLC                                                     97,252       225
   HBOS PLC                                                    201,983     3,108
   Hilton Group PLC                                             86,761       443
   HMV Group PLC                                                16,250        69
   HSBC Holdings PLC                                           581,335     9,265
   ICAP PLC                                                     26,282       140
   IMI PLC                                                      17,401       130
   Imperial Chemical Industries PLC                             63,968       290
   Imperial Tobacco Group PLC                                   38,612     1,037
   Inchcape PLC                                                  3,822       140
   Intercontinental Hotels Group PLC                            32,846       413
   International Power PLC *                                    72,337       267
   Intertek Group PLC                                            8,394       105
   Invensys PLC *                                              199,341        37
   iSOFT Group PLC                                              11,365        85
   ITV PLC                                                     221,073       486
   J Sainsbury PLC                                              68,614       350
   Johnson Matthey PLC                                           9,982       190
   Kelda Group PLC                                              16,940       212
   Kesa Electricals PLC                                         27,478       137


EQUITY FUNDS 13 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                              NUMBER      FAIR
                                                            OF SHARES     VALUE
                                                            ---------   --------
                                                                         (000S)
COMMON STOCKS - 96.2% - CONTINUED
United Kingdom - 24.3% - (continued)
   Kingfisher PLC                                             122,539   $    537
   Land Securities Group PLC                                   24,270        603
   Legal & General Group PLC                                  342,178        703
   Liberty International PLC                                   12,675        220
   Lloyds TSB Group PLC                                       291,410      2,463
   LogicaCMG PLC                                               30,211         94
   London Stock Exchange PLC                                   14,247        125
   Man Group PLC                                               15,912        411
   Marconi Corp. PLC *                                          7,488         40
   Marks & Spencer Group PLC                                   88,532        570
   Meggitt PLC                                                 24,083        122
   Misys PLC                                                   25,307        107
   Mitchells & Butlers PLC                                     29,216        174
   National Express Group PLC                                   7,445        121
   National Grid Transco PLC                                  162,549      1,572
   Next PLC                                                    13,944        376
   Pearson PLC                                                 42,047        493
   Peninsular & Oriental Steam Navigation (The) Co.            39,992        227
   Persimmon PLC                                               15,307        214
   Pilkington PLC                                              54,228        116
   Premier Farnell PLC                                         18,881         54
   Provident Financial PLC                                     13,455        173
   Prudential PLC                                             123,319      1,090
   Punch Taverns PLC                                           13,035        171
   Rank Group PLC                                              30,719        147
   Reckitt Benckiser PLC                                       32,286        949
   Reed Elsevier PLC                                           66,071        631
   Rentokil Initial PLC                                        99,523        283
   Reuters Group PLC                                           75,757        534
   Rexam PLC                                                   30,038        258
   Rio Tinto PLC                                               55,543      1,691
   Rolls-Royce Group PLC                                       81,401        417
   Royal & Sun Alliance Insurance Group PLC                   162,574        243
   Royal Bank of Scotland Group PLC                           165,202      4,975
   SABMiller PLC                                               45,535        709
   Sage Group PLC                                              71,365        285
   Schroders PLC                                                6,600         89
   Scottish & Newcastle PLC                                    35,972        298
   Scottish & Southern Energy PLC                              43,321        783
   Scottish Power PLC                                          97,727        866
   Serco Group PLC                                             23,904        109
   Severn Trent PLC                                            18,067        328
   Shell Transport & Trading Co. PLC (Registered)             499,326   $  4,837
   Signet Group PLC                                            97,470        189
   Slough Estates PLC                                          21,821        203
   Smith & Nephew PLC                                          50,526        497
   Smiths Group PLC                                            30,005        493
   SSL International PLC                                        4,611         23
   Stagecoach Group PLC                                        14,418         30
   Stolt-Nielsen S.A.                                           1,700         57
   Stolt Offshore S.A. *                                       10,500         95
   Tate & Lyle PLC                                             21,329        182
   Taylor Woodrow PLC                                          32,432        196
   Tesco PLC                                                  405,953      2,312
   Tomkins PLC                                                 40,155        187
   Travis Perkins PLC                                           6,684        208
   Trinity Mirror PLC                                          15,642        172
   Unilever PLC                                               144,300      1,387
   United Business Media PLC                                   12,912        114
   United Utilities PLC                                        33,603        396
   United Utilities PLC, Class A                               33,844        200
   Vodafone Group PLC                                       3,370,742      8,190
   Whitbread PLC                                               14,013        239
   William Hill PLC                                            20,596        198
   Wimpey (George) PLC                                         20,366        160
   Wolseley PLC                                                30,564        640
   WPP Group PLC                                               61,708        633
   Yell Group PLC                                              39,515        300
                                                                        --------
                                                                         115,746
                                                                        --------
Total Common Stocks
(Cost $469,067)                                                          458,726

PREFERRED STOCKS - 0.2%
Germany - 0.2%
   Fresenius Medical Care A.G.                                    977         68
   Henkel KGaA                                                  3,113        278
   Porsche A.G.                                                   387        290
   ProSieben SAT.1 Media A.G.                                   3,852         66
   RWE A.G.                                                     1,912        110
   Volkswagen A.G.                                              4,816        171
                                                                        --------
                                                                             983
                                                                        --------
Total Preferred Stocks
(Cost $954)                                                                  983


                                 NORTHERN FUNDS QUARTERLY REPORT 14 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   INTERNATIONAL EQUITY INDEX FUND (continued)

                                                              NUMBER      FAIR
                                                            OF SHARES     VALUE
                                                            ---------   --------
                                                                         (000S)
RIGHTS - 0.0%
   Metrovacesa S.A. *                                          2,171    $     12
   Oversea-Chinese Banking Corp. *                            10,200          39
   Sacyr Vallehermoso S.A. *                                   6,043           4
   TeliaSonera AB *                                           12,500          --
                                                                        --------
Total Rights
(Cost $ -)                                                                    55
                                                                        --------
Total Long-Term Investments/(1)/
(Cost $470,021)                                                          459,764

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
                                                              (000S)      (000S)
SHORT-TERM INVESTMENT - 3.6%
   Societe Generale, Grand Cayman,
      Eurodollar Time Deposit,
      3.38%, 7/1/05                                          $17,288      17,288
                                                             -------    --------
Total Short-Term Investment
(Cost $17,288)                                                            17,288
                                                                        --------
Total Investments - 100.0%
(Cost $487,309)                                                         $477,052

/(1)/ At June 30, 2005, the value of these fair valued securities amounted to approximately $459,346,000 or 99.9% of long-term investments. In accordance with the Fund's prospectus, adjustment factors were provided by an independent evaluation service to determine the value of these securities.

*    Non-Income Producing Security

At June 30, 2005, the International Equity Index Fund had open futures contracts as follows:

                                    NOTIONAL                          UNREALIZED
                        NUMBER OF    AMOUNT    CONTRACT   CONTRACT   GAIN/(LOSS)
      TYPE              CONTRACTS    (000S)    POSITION     EXP.        (000S)
      ----              ---------   --------   --------   --------   -----------
DJ Euro Stoxx 50           243       $9,405      Long       9/05        $ 92

FTSE 100 Index              55        5,047      Long       9/05          53

Hang Seng
Index                        6          548      Long       7/05          (4)

Nikkei                       7          403      Long       9/05          10

SPI 200                     15        1,220      Long       9/05          15

TOPIX Index                 39        4,130      Long       9/05         113
                                                                        ----
Total                                                                   $279

At June 30, 2005, the industry sectors for the International Equity Index Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
---------------                                                 ----------------
Consumer Discretionary                                                12.1%
Consumer Staples                                                       8.1
Energy                                                                 9.0
Financials                                                            27.3
Health Care                                                            8.2
Industrials                                                            9.9
Information Technology                                                 6.0
Materials                                                              7.2
Telecommunication Services                                             6.8
Utilities                                                              5.4
                                                                     -----
Total                                                                100.0%


EQUITY FUNDS 15 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

At June 30, 2005, the International Equity Index Fund's investments (excluding short-term investments) were denominated in the following currencies:

CONCENTRATION BY CURRENCY                                       % OF INVESTMENTS
-------------------------                                       ----------------
Euro                                                                  34.3%
United Kingdom Pound                                                  25.1
Japanese Yen                                                          21.6
Swiss Franc                                                            6.8
Australian Dollar                                                      5.4
All other currencies less than 5%                                      6.8
                                                                     -----
Total                                                                100.0%

At June 30, 2005, the International Equity Index Fund had outstanding forward foreign currency contracts as follows:

                     AMOUNT        IN         AMOUNT
CONTRACTS            (LOCAL     EXCHANGE      (LOCAL                  UNREALIZED
TO DELIVER         CURRENCY)      FOR       CURRENCY)   SETTLEMENT   GAIN/(LOSS)
CURRENCY             (000S)     CURRENCY      (000S)       DATE         (000S)
----------         ---------   ----------   ---------   ----------   -----------
U.S. Dollar                    Australian
                       334     Dollar            435      7/1/05        $  (3)

U.S. Dollar                    Danish
                        29     Krone             180      7/1/05           --

U.S. Dollar                    Japanese
                     1,458     Yen           160,000      7/1/05          (16)

U.S. Dollar                    New
                               Zealand
                        25     Dollar             35      7/1/05           --

U.S. Dollar                    Norwegian
                        21     Krone             140      7/1/05           --

U.S. Dollar                    Singapore
                        49     Dollar             82      7/1/05           --

U.S. Dollar                    Swedish
                       101     Krona             785      7/1/05           (1)

U.S. Dollar                    Swiss
                       282     Franc             360      7/1/05           (1)

U.S. Dollar                    United
                               Kingdom
                       982     Pound             540      7/1/05          (14)

U.S. Dollar                    Danish
                        35     Krone             215      7/5/05           --

U.S. Dollar          1,558     Euro            1,290      7/5/05            3

U.S. Dollar                    Norwegian
                        40     Krone             260      7/5/05           --

U.S. Dollar                    Swedish
                       105     Krona             825      7/5/05           --

U.S. Dollar                    Swiss
                       308     Franc             395      7/5/05            1

U.S. Dollar                    United
                               Kingdom
                     1,182     Pound             660      7/5/05           --

U.S. Dollar                    Australian
                       262     Dollar            345      7/6/05           --

U.S. Dollar                    Hong
                               Kong
                        64     Dollar            500      7/6/05           --

U.S. Dollar                    Japanese
                     1,173     Yen           130,000      7/6/05           --

U.S. Dollar                    New
                               Zealand
                        42     Dollar             60      7/6/05           --

U.S. Dollar                    Singapore
                        39     Dollar             65      7/6/05           --

U.S. Dollar          4,360     Euro            3,382      7/22/05        (264)

U.S. Dollar                    Japanese
                     2,996     Yen           322,884      7/22/05         (78)

U.S. Dollar                    United
                               Kingdom
                     2,360     Pound           1,290      7/22/05         (51)
                                                                        -----
Total                                                                   $(424)

Federal Tax Information:

As of June 30, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $487,309
                                                                       --------
Gross tax appreciation of investments                                  $  6,358
Gross tax depreciation of investments                                   (16,615)
                                                                       --------
Net tax depreciation of investments                                    $(10,257)
                                                                       --------


                                 NORTHERN FUNDS QUARTERLY REPORT 16 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   INTERNATIONAL GROWTH EQUITY FUND

                                                            NUMBER       FAIR
                                                          OF SHARES      VALUE
                                                         ----------   ----------
                                                                        (000S)
COMMON STOCKS - 100.0%
Australia - 3.1%
   Boral Ltd.                                             4,040,344   $   19,842
   John Fairfax Holdings Ltd.                             5,597,359       18,244
                                                                      ----------
                                                                          38,086
                                                                      ----------
Finland - 2.4%
   Nokia OYJ                                                555,350        9,242
   UPM-Kymmene OYJ                                        1,076,800       20,644
                                                                      ----------
                                                                          29,886
                                                                      ----------
France - 10.8%
   Accor S.A.                                               365,368       17,067
   AXA                                                      802,804       19,966
   Bouygues                                                 619,918       25,592
   Credit Agricole S.A.                                     669,169       16,908
   Sanofi-Aventis                                           236,269       19,344
   Societe Generale                                         152,336       15,431
   Veolia Environment                                       490,884       18,377
                                                                      ----------
                                                                         132,685
                                                                      ----------
Germany - 13.9%
   Adidas-Salomon A.G.                                      112,059       18,694
   Allianz A.G. (Registered)                                180,525       20,665
   AWD Holding A.G.                                          47,184        1,979
   Commerzbank A.G.                                         953,599       20,618
   Fresenius Medical Care A.G.                              236,573       20,196
   Linde A.G.                                               296,212       19,941
   Metro A.G.                                               410,744       20,332
   RWE A.G.                                                 239,284       15,380
   SAP A.G.                                                  55,610        9,660
   Volkswagen A.G.                                          505,873       23,079
                                                                      ----------
                                                                         170,544
                                                                      ----------
Greece - 0.7%
   Public Power Corp.                                       369,390        9,226
                                                                      ----------
Italy - 1.4%
   Alleanza Assicurazioni S.p.A.                          1,565,302       16,968
                                                                      ----------
Japan - 25.5%
   Ajinomoto Co., Inc.                                    1,631,000       18,081
   Asahi Glass Co. Ltd.                                   2,127,000       22,286
   Bank of Yokohama (The) Ltd.                            2,089,000       12,003
   Chugai Pharmaceutical Co. Ltd.                         1,374,800       21,213
   Daiwa House Industry Co. Ltd.                          1,225,000       13,969
   Fuji Television Network, Inc.                              8,823       17,059
   Ito-Yokado Co. Ltd.                                      518,000       17,085
   JS Group Corp.                                         1,253,900       21,230
   Mazda Motor Corp.                                      4,808,000       18,002
   Mitsui Mining & Smelting Co. Ltd.                      5,350,000   $   24,998
   Mizuho Financial Group, Inc.                               6,258       28,185
   Nippon Telegraph & Telephone Corp.                         5,450       23,361
   Sony Corp.                                               526,600       18,136
   Sumitomo Metal Industries Ltd.                        11,222,000       19,010
   Terumo Corp.                                             778,000       22,350
   West Japan Railway Co.                                     4,705       16,143
                                                                      ----------
                                                                         313,111
                                                                      ----------
Luxembourg - 1.9%
   Arcelor                                                1,203,301       23,485
                                                                      ----------
Netherlands - 1.9%
   ASML Holding N.V. *                                    1,477,124       23,091
                                                                      ----------
Sweden - 1.8%
   Skandinaviska Enskilda Banken AB, Class A              1,369,702       22,716
                                                                      ----------
Switzerland - 10.1%
   Logitech International S.A. (Registered) *               555,964       17,828
   Lonza Group A.G. (Registered)                            348,422       19,239
   Novartis A.G. (Registered)                               607,491       28,856
   Syngenta A.G.                                            184,136       18,862
   UBS A.G. (Registered)                                    333,678       25,970
   Zurich Financial Services A.G. (Registered)               77,171       13,254
                                                                      ----------
                                                                         124,009
                                                                      ----------
United Kingdom - 26.5%
   ARM Holdings PLC                                       8,501,491       17,178
   Barclays PLC                                           2,813,106       27,912
   BP PLC                                                 1,562,915       16,252
   British Sky Broadcasting PLC                           1,937,425       18,258
   BT Group PLC                                           7,240,966       29,711
   GKN PLC                                                3,566,034       16,411
   GlaxoSmithKline PLC                                    1,012,625       24,431
   Hilton Group PLC                                       1,787,354        9,130
   ITV PLC                                                9,954,145       21,900
   Lloyds TSB Group PLC                                   3,238,967       27,377
   Marconi Corp. PLC *                                    1,743,503        9,417
   Marks & Spencer Group PLC                              3,028,908       19,503
   Rank Group PLC                                         4,084,680       19,602
   Shell Transport & Trading Co. PLC (Registered)         6,134,021       59,419
   Wolverhampton & Dudley Brew PLC                          481,873        9,932
                                                                      ----------
                                                                         326,433
                                                                      ----------
Total Common Stocks/(1)/
(Cost $1,193,685)                                                      1,230,240


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
                                                            (000S)      (000S)
SHORT-TERM INVESTMENT - 0.0%
   Societe Generale, Grand Cayman,
      Eurodollar Time Deposit,
      3.38%, 7/1/05                                          $96      $       96
                                                                      ----------
Total Short-Term Investment
(Cost $96)                                                                    96
                                                                      ----------
Total Investments - 100.0%
(Cost $1,193,781)                                                     $1,230,336

/(1)/ At June 30, 2005, the value of these fair valued securities amounted to approximately $1,230,240,000 or 100.0% of long-term investments. In accordance with the Fund's prospectus, adjustment factors were provided by an independent evaluation service to determine the value of these securities.

*    Non-Income Producing Security

At June 30, 2005, the industry sectors for the International Growth Equity Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
---------------                                                 ----------------
Consumer Discretionary                                                20.2%
Consumer Staples                                                       5.3
Energy                                                                 6.2
Financials                                                            22.0
Health Care                                                           11.1
Industrials                                                            4.8
Information Technology                                                 7.0
Materials                                                             13.5
Telecommunication Services                                             6.4
Utilities                                                              3.5
                                                                     -----
Total                                                                100.0%

At June 30, 2005, the International Growth Equity Fund's investments (excluding short-term investments) were denominated in the following currencies:

CONCENTRATION BY CURRENCY                                       % OF INVESTMENTS
-------------------------                                       ----------------
Euro                                                                  33.0%
Japanese Yen                                                          25.5
United Kingdom Pound                                                  26.5
Swiss Franc                                                           10.1
All other currencies less than 5%                                      4.9
                                                                     -----
Total                                                                100.0%

At June 30, 2005, the International Growth Equity Fund had outstanding forward foreign currency exchange contracts as follows:

               AMOUNT         IN         AMOUNT
CONTRACTS      (LOCAL      EXCHANGE      (LOCAL                  UNREALIZED
TO DELIVER   CURRENCY)       FOR       CURRENCY)   SETTLEMENT   GAIN/(LOSS)
CURRENCY       (000S)      CURRENCY      (000S)       DATE         (000S)
----------   ---------   -----------   ---------   ----------   -----------
Euro           1,322     U.S. Dollar     1,600       7/1/05         $--

Federal Tax Information:

As of June 30, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                      $1,193,781
                                                                     ----------
Gross tax appreciation of investments                                $   81,383
Gross tax depreciation of investments                                   (44,828)
                                                                     ----------
Net tax appreciation of investments                                  $   36,555
                                                                     ----------


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   LARGE CAP VALUE FUND

                                                            NUMBER
                                                          OF SHARES      VALUE
                                                          ---------   ----------
                                                                        (000S)
COMMON STOCKS - 95.0%
Auto Manufacturers - 1.2%
   General Motors Corp.                                     433,500   $   14,739
                                                                      ----------
Banks - 4.2%
   Mellon Financial Corp.                                   900,000       25,821
   Wachovia Corp.                                           500,000       24,800
                                                                      ----------
                                                                          50,621
                                                                      ----------
Beverages - 2.5%
   Coca-Cola (The) Co.                                      728,000       30,394
                                                                      ----------
Building Materials - 2.0%
   Masco Corp.                                              738,000       23,439
                                                                      ----------
Chemicals - 1.4%
   Rohm & Haas Co.                                          366,000       16,960
                                                                      ----------
Computers - 2.4%
   Hewlett-Packard Co.                                    1,233,000       28,988
                                                                      ----------
Cosmetics/Personal Care - 4.4%
   Avon Products, Inc.                                      670,000       25,359
   Procter & Gamble Co.                                     525,000       27,694
                                                                      ----------
                                                                          53,053
                                                                      ----------
Diversified Financial Services - 9.0%
   CIT Group, Inc.                                          638,700       27,445
   Citigroup, Inc.                                          571,000       26,397
   JPMorgan Chase & Co.                                     804,000       28,397
   Morgan Stanley                                           499,000       26,183
                                                                      ----------
                                                                         108,422
                                                                      ----------
Electrical Components & Equipment - 2.0%
   Emerson Electric Co.                                     383,000       23,987
                                                                      ----------
Food - 4.4%
   Albertson's, Inc.                                      1,347,000       27,856
   General Mills, Inc.                                      543,000       25,407
                                                                      ----------
                                                                          53,263
                                                                      ----------
Forest Products & Paper - 3.7%
   International Paper Co.                                  713,000       21,540
   MeadWestvaco Corp.                                       795,000       22,292
                                                                      ----------
                                                                          43,832
                                                                      ----------
Healthcare - Products - 4.3%
   Baxter International, Inc.                               718,000       26,638
   Johnson & Johnson                                        385,000       25,025
                                                                      ----------
                                                                          51,663
                                                                      ----------
Household Products/Wares - 3.9%
   Avery Dennison Corp.                                     474,000       25,103
   Kimberly-Clark Corp.                                     353,000       22,094
                                                                      ----------
                                                                          47,197
                                                                      ----------
Housewares - 2.2%
   Newell Rubbermaid, Inc.                                1,081,000   $   25,771
                                                                      ----------
Insurance - 6.8%
   Allstate (The) Corp.                                     490,000       29,277
   Hartford Financial Services Group, Inc.                  369,000       27,594
   Lincoln National Corp.                                   538,000       25,243
                                                                      ----------
                                                                          82,114
                                                                      ----------
Machinery - Construction & Mining - 2.1%
   Caterpillar, Inc.                                        267,000       25,448
                                                                      ----------
Machinery - Diversified - 1.9%
   Deere & Co.                                              350,000       22,922
                                                                      ----------
Media - 2.3%
   McGraw-Hill Cos. (The), Inc.                             618,000       27,346
                                                                      ----------
Miscellaneous Manufacturing - 6.6%
   3M Co.                                                   330,000       23,859
   General Electric Co.                                     854,000       29,591
   Honeywell International, Inc.                            693,000       25,385
                                                                      ----------
                                                                          78,835
                                                                      ----------
Office/Business Equipment - 2.1%
   Pitney Bowes, Inc.                                       568,000       24,736
                                                                      ----------
Oil & Gas - 6.1%
   ChevronTexaco Corp.                                      483,000       27,010
   Exxon Mobil Corp.                                        505,000       29,022
   Royal Dutch Petroleum Co. - New York Shares              270,000       17,523
                                                                      ----------
                                                                          73,555
                                                                      ----------
Oil & Gas Services - 2.6%
   Halliburton Co.                                          664,000       31,752
                                                                      ----------
Pharmaceuticals - 7.2%
   Abbott Laboratories                                      579,000       28,377
   Bristol-Myers Squibb Co.                               1,125,000       28,102
   Pfizer, Inc.                                           1,065,000       29,373
                                                                      ----------
                                                                          85,852
                                                                      ----------
Retail - 2.0%
   Limited Brands                                         1,143,000       24,483
                                                                      ----------
Telecommunications - 7.7%
   BellSouth Corp.                                          980,000       26,039
   Nokia OYJ ADR                                          1,735,000       28,870
   SBC Communications, Inc.                               1,075,000       25,531
   Verizon Communications, Inc.                             339,000       11,713
                                                                      ----------
                                                                          92,153
                                                                      ----------
Total Common Stocks
(Cost $988,708)                                                        1,141,525


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
                                                            (000S)      (000S)
SHORT-TERM INVESTMENT- 5.0%
   Societe Generale, Grand Cayman,
      Eurodollar Time Deposit,
      3.38%, 7/1/05                                        $59,539    $   59,539
                                                           -------    ----------
Total Short-Term Investment
(Cost $59,539)                                                            59,539
                                                                      ----------
Total Investments - 100.0%
(Cost $1,048,247)                                                     $1,201,064

At June 30, 2005, the industry sectors for the Large Cap Value Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
---------------                                                 ----------------
Consumer Discretionary                                                 8.1%
Consumer Staples                                                      13.9
Energy                                                                 9.2
Financials                                                            21.1
Health Care                                                           12.1
Industrials                                                           19.7
Information Technology                                                 5.1
Materials                                                              5.3
Telecommunication Services                                             5.5
                                                                     -----
Total                                                                100.0%

Federal Tax Information:

As of June 30, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                      $1,048,247
                                                                     ----------
Gross tax appreciation of investments                                $  172,243
Gross tax depreciation of investments                                   (19,426)
                                                                     ----------
Net tax appreciation of investments                                  $  152,817
                                                                     ----------


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   MID CAP GROWTH FUND

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 97.9%
Advertising - 1.3%
   Getty Images, Inc. *                                        50,500    $ 3,750
                                                                         -------
Agriculture - 1.7%
   Bunge Ltd.                                                  81,900      5,192
                                                                         -------
Banks - 2.0%
   East-West Bancorp, Inc.                                     93,500      3,141
   Investors Financial Services Corp.                          73,400      2,776
                                                                         -------
                                                                           5,917
                                                                         -------
Biotechnology - 3.5%
   Affymetrix, Inc. *                                          74,500      4,018
   Genzyme Corp. *                                             49,200      2,956
   Serologicals Corp. *                                       168,900      3,589
                                                                         -------
                                                                          10,563
                                                                         -------
Building Materials - 1.4%
   Masco Corp.                                                134,400      4,268
                                                                         -------
Commercial Services - 2.1%
   Corporate Executive Board Co.                               41,200      3,227
   Robert Half International, Inc.                            122,800      3,066
                                                                         -------
                                                                           6,293
                                                                         -------
Data Processing - 4.9%
   Alliance Data Systems Corp. *                              100,000      4,056
   Certegy, Inc.                                              100,900      3,856
   Global Payments, Inc.                                       68,300      4,631
   NAVTEQ Corp. *                                              54,800      2,038
                                                                         -------
                                                                          14,581
                                                                         -------
Diversified Financial Services - 5.9%
   Calamos Asset Management, Inc., Class A                    126,700      3,451
   Chicago Mercantile Exchange Holdings, Inc.                  13,800      4,078
   First Marblehead Corp. (The) *                              62,200      2,181
   Legg Mason, Inc.                                            35,600      3,706
   Price (T. Rowe) Group, Inc.                                 65,600      4,107
                                                                         -------
                                                                          17,523
                                                                         -------
Electronics - 1.8%
   Flir Systems, Inc. *                                       110,400      3,294
   Symbol Technologies, Inc.                                  219,600      2,168
                                                                         -------
                                                                           5,462
                                                                         -------
Entertainment - 2.9%
   Las Vegas Sands Corp. *                                     31,519      1,127
   Shuffle Master, Inc. *                                     121,000      3,392
   Station Casinos, Inc.                                       61,300    $ 4,070
                                                                         -------
                                                                           8,589
                                                                         -------
Environmental Control - 1.2%
   Stericycle, Inc. *                                          72,900      3,668
                                                                         -------
Hardware - 2.5%
   Network Appliance, Inc. *                                  109,900      3,107
   Zebra Technologies Corp., Class A *                         99,200      4,344
                                                                         -------
                                                                           7,451
                                                                         -------
Healthcare - Products - 3.8%
   Gen-Probe, Inc. *                                           65,500      2,373
   Kinetic Concepts, Inc. *                                    75,700      4,542
   St. Jude Medical, Inc. *                                   103,500      4,514
                                                                         -------
                                                                          11,429
                                                                         -------
Healthcare - Services - 7.0%
   Aetna, Inc.                                                 41,400      3,429
   Caremark Rx, Inc. *                                        146,600      6,526
   PacifiCare Health Systems, Inc. *                           34,957      2,498
   Sierra Health Services *                                    58,400      4,173
   United Surgical Partners International, Inc. *              83,500      4,349
                                                                         -------
                                                                          20,975
                                                                         -------
Household Products/Wares - 1.4%
   Prestige Brands Holdings, Inc. *                           210,300      4,101
                                                                         -------
Instrumentation/Controls - 1.0%
   Watts Industries, Inc., Class A                             90,900      3,044
                                                                         -------
IT Services - 1.2%
   Cognizant Technology Solutions Corp., Class A *             73,000      3,440
                                                                         -------
Leisure Time - 3.3%
   Life Time Fitness, Inc. *                                  167,614      5,500
   Royal Caribbean Cruises Ltd.                                89,500      4,328
                                                                         -------
                                                                           9,828
                                                                         -------
Lodging - 2.7%
   Marriott International, Inc., Class A                       64,600      4,407
   Starwood Hotels & Resorts Worldwide, Inc.                   62,400      3,655
                                                                         -------
                                                                           8,062
                                                                         -------
Machinery - Diversified - 2.5%
   Danaher Corp.                                               74,900      3,920


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                              NUMBER
                                                            OF SHARES     VALUE
                                                            ---------   --------
                                                                          (000S)
COMMON STOCKS - 97.9% - CONTINUED
Machinery - Diversified - 2.5% - (continued)
   Rockwell Automation, Inc.                                  71,200    $  3,468
                                                                        --------
                                                                           7,388
                                                                        --------
Metal Fabrication/Hardware - 1.5%
   Precision Castparts Corp.                                  57,300       4,464
                                                                        --------
Miscellaneous Manufacturing - 2.5%
   ITT Industries, Inc.                                       37,700       3,680
   Roper Industries, Inc.                                     53,900       3,847
                                                                        --------
                                                                           7,527
                                                                        --------
Oil & Gas - 5.5%
   Devon Energy Corp.                                        113,700       5,763
   ENSCO International, Inc.                                 113,400       4,054
   XTO Energy, Inc.                                          196,800       6,689
                                                                        --------
                                                                          16,506
                                                                        --------
Oil & Gas Services - 2.2%
   Smith International, Inc.                                 103,400       6,586
                                                                        --------
Pharmaceuticals - 3.6%
   Gilead Sciences, Inc. *                                   127,300       5,600
   Sepracor, Inc. *                                           86,800       5,209
                                                                        --------
                                                                          10,809
                                                                        --------
Restaurants - 0.9%
   Applebee's International, Inc.                            100,000       2,649
                                                                        --------
Retail - 8.6%
   Coach, Inc. *                                             148,700       4,992
   Dick's Sporting Goods, Inc. *                             146,400       5,649
   Petsmart, Inc.                                            119,600       3,630
   Starbucks Corp. *                                          69,300       3,580
   Talbots, Inc.                                              93,400       3,033
   Urban Outfitters, Inc. *                                   84,700       4,802
                                                                        --------
                                                                          25,686
                                                                        --------
Semiconductors - 5.3%
   ATI Technologies, Inc. *                                  161,200       1,910
   Broadcom Corp., Class A *                                 120,200       4,268
   Kla-Tencor Corp.                                           81,300       3,553
   National Semiconductor Corp.                              153,700       3,386
   QLogic Corp. *                                             88,300       2,726
                                                                        --------
                                                                          15,843
                                                                        --------
Software - 8.0%
   Adobe Systems, Inc.                                       118,800       3,400
   Autodesk, Inc. *                                           89,800       3,086
   Cognos, Inc. *                                            121,200       4,138
   Hyperion Solutions Corp. *                                 81,200       3,267
   Manhattan Associates, Inc. *                              127,100    $  2,442
   Mercury Interactive Corp. *                                77,600       2,977
   Symantec Corp. *                                          205,700       4,472
                                                                        --------
                                                                          23,782
                                                                        --------
Telecommunications - 1.8%
   Nextel Partners, Inc., Class A *                          217,200       5,467
                                                                        --------
Telecommunications Equipment - 1.3%
   Juniper Networks, Inc. *                                  148,200       3,732
                                                                        --------
Transportation - 2.6%
   Expeditors International Washington, Inc.                  69,300       3,452
   UTI Worldwide, Inc.                                        63,000       4,386
                                                                        --------
                                                                           7,838
                                                                        --------
Total Common Stocks
(Cost $246,934)                                                          292,413

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
                                                              (000S)     (000S)
SHORT-TERM INVESTMENT - 2.1%
   Societe Generale, Grand Cayman,
      Eurodollar Time Deposit,
      3.38%, 7/1/05                                           $6,278       6,278
                                                              -------   --------
Total Short-Term Investment
(Cost $6,278)                                                              6,278
                                                                        --------
Total Investments - 100.0%
(Cost $253,212)                                                         $298,691

*    Non-Income Producing Security

At June 30, 2005, the industry sectors for the Mid Cap Growth Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
---------------                                                 ----------------
Consumer Discretionary                                                21.5%
Consumer Staples                                                       1.8
Energy                                                                 7.9
Financials                                                             8.0
Health Care                                                           18.4
Industrials                                                           15.2
Information Technology                                                25.3
Telecommunication Services                                             1.9
                                                                     -----
Total                                                                100.0%


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS                             JUNE 30, 2005 (UNAUDITED)
   MID CAP GROWTH FUND (continued)

Federal Tax Information:

As of June 30, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $253,212
                                                                       --------
Gross tax appreciation of investments                                  $ 51,806
Gross tax depreciation of investments                                    (6,327)
                                                                       --------
Net tax appreciation of investments                                    $ 45,479
                                                                       --------


EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   MID CAP INDEX FUND

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 96.7%
Advertising - 0.3%
   Catalina Marketing Corp.                                     7,300     $  186
   Harte-Hanks, Inc.                                           10,500        312
                                                                          ------
                                                                             498
                                                                          ------
Aerospace/Defense - 0.5%
   Alliant Techsystems, Inc. *                                  5,600        395
   Sequa Corp., Class A *                                       1,200         80
   Titan Corp. *                                               13,100        298
                                                                          ------
                                                                             773
                                                                          ------
Agriculture - 0.1%
   Universal Corp. of Virginia                                  3,700        162
                                                                          ------
Airlines - 0.3%
   Airtran Holdings, Inc. *                                    13,300        123
   Alaska Air Group, Inc. *                                     3,900        116
   JetBlue Airways Corp. *                                     14,500        296
                                                                          ------
                                                                             535
                                                                          ------
Apparel - 0.2%
   Timberland (The) Co., Class A *                              9,200        356
                                                                          ------
Auto Parts & Equipment - 0.8%
   ArvinMeritor, Inc.                                          10,900        194
   Bandag, Inc.                                                 2,200        101
   BorgWarner, Inc.                                             8,400        451
   Lear Corp.                                                  10,500        382
   Modine Manufacturing Co.                                     4,700        153
                                                                          ------
                                                                           1,281
                                                                          ------
Banks - 4.4%
   Associated Banc-Corp                                        20,000        673
   Bank of Hawaii Corp.                                         7,900        401
   City National Corp. of California                            6,700        480
   Colonial BancGroup (The), Inc.                              24,300        536
   Commerce Bancorp, Inc. of New Jersey                        24,700        749
   Cullen/Frost Bankers, Inc.                                   7,600        362
   FirstMerit Corp.                                            11,900        311
   Greater Bay Bancorp                                          8,100        214
   Hibernia Corp., Class A                                     24,300        806
   Investors Financial Services Corp.                          10,300        389
   Mercantile Bankshares Corp.                                 11,900        613
   SVB Financial Group *                                        5,600        268
   TCF Financial Corp.                                         19,700        510
   Texas Regional Bancshares, Inc., Class A                     6,000        183
   Webster Financial Corp.                                      7,900        369
   Westamerica Bancorporation                                   5,200        275
   Wilmington Trust Corp.                                       9,800     $  353
                                                                          ------
                                                                           7,492
                                                                          ------
Beverages - 0.8%
   Constellation Brands, Inc., Class A *                       31,900        941
   PepsiAmericas, Inc.                                         15,400        395
                                                                          ------
                                                                           1,336
                                                                          ------
Biotechnology - 1.4%
   Charles River Laboratories International, Inc.*              9,900        478
   Invitrogen Corp. *                                           7,900        658
   Martek Biosciences Corp. *                                   4,700        178
   Millennium Pharmaceuticals, Inc. *                          46,900        435
   Protein Design Labs, Inc. *                                 16,422        332
   Vertex Pharmaceuticals, Inc. *                              14,500        244
                                                                          ------
                                                                           2,325
                                                                          ------
Building Materials - 0.4%
   Martin Marietta Materials, Inc.                              7,300        504
   York International Corp.                                     6,700        255
                                                                          ------
                                                                             759
                                                                          ------
Chemicals - 2.6%
   Airgas, Inc.                                                10,500        259
   Albemarle Corp.                                              7,100        259
   Cabot Corp.                                                  9,800        324
   Cabot Microelectronics Corp. *                               3,800        110
   Crompton Corp.                                              18,400        260
   Cytec Industries, Inc.                                       6,600        263
   Ferro Corp.                                                  6,300        125
   FMC Corp. *                                                  5,500        309
   Lubrizol Corp.                                              10,500        441
   Lyondell Chemical Co.                                       33,500        885
   Minerals Technologies, Inc.                                  3,200        197
   Olin Corp.                                                  11,200        204
   RPM International, Inc.                                     17,900        327
   Sensient Technologies Corp.                                  6,700        138
   Valspar Corp.                                                7,900        382
                                                                          ------
                                                                           4,483
                                                                          ------
Coal - 0.9%
   Arch Coal, Inc.                                              9,800        534
   Peabody Energy Corp.                                        18,000        937
                                                                          ------
                                                                           1,471
                                                                          ------
Commercial Services - 3.5%
   Adesa, Inc.                                                 13,400        292


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                                NUMBER
                                                              OF SHARES    VALUE
                                                              ---------   ------
                                                                          (000S)
COMMON STOCKS - 96.7% - CONTINUED
Commercial Services - 3.5% - (continued)
   Alliance Data Systems Corp. *                                10,200    $  414
   Banta Corp.                                                   4,000       181
   Career Education Corp. *                                     15,400       564
   ChoicePoint, Inc. *                                          13,400       537
   Corinthian Colleges, Inc. *                                  13,800       176
   Deluxe Corp.                                                  7,800       317
   DeVry, Inc. *                                                 9,300       185
   Education Management Corp. *                                 10,500       354
   Gartner, Inc., Class A *                                     12,500       133
   ITT Educational Services, Inc. *                              7,200       385
   Kelly Services, Inc., Class A                                 3,900       112
   Korn/Ferry International *                                    5,300        94
   Laureate Education, Inc. *                                    7,600       364
   Manpower, Inc.                                               13,800       549
   MPS Group, Inc. *                                            15,900       150
   Quanta Services, Inc. *                                      15,500       136
   Rent-A-Center, Inc. *                                        11,100       258
   Rollins, Inc.                                                 7,200       144
   Sotheby's Holdings, Inc., Class A *                           7,700       105
   United Rentals, Inc. *                                       11,200       226
   Valassis Communications, Inc. *                               7,400       274
                                                                          ------
                                                                           5,950
                                                                          ------
Computers - 3.9%
   Anteon International Corp. *                                  4,900       224
   BISYS Group (The), Inc. *                                    17,800       266
   Cadence Design Systems, Inc. *                               41,400       566
   Ceridian Corp. *                                             23,300       454
   Cognizant Technology Solutions Corp., Class A *              20,800       980
   Diebold, Inc.                                                11,000       496
   DST Systems, Inc. *                                          11,800       552
   Henry (Jack) & Associates, Inc.                              12,500       229
   Imation Corp.                                                 5,200       202
   McData Corp., Class A *                                      23,300        93
   Mentor Graphics Corp. *                                      12,200       125
   National Instruments Corp.                                   10,200       216
   Reynolds & Reynolds (The) Co., Class A                        8,400       227
   Sandisk Corp. *                                              27,100       643
   Storage Technology Corp. *                                   16,600       602
   Synopsys, Inc. *                                             22,300       372
   Western Digital Corp. *                                      31,800       427
                                                                          ------
                                                                           6,674
                                                                          ------
Distribution/Wholesale - 0.9%
   CDW Corp.                                                    11,100    $  634
   Fastenal Co.                                                 10,500       643
   Tech Data Corp. *                                             9,100       333
                                                                          ------
                                                                           1,610
                                                                          ------
Diversified Financial Services - 2.7%
   AmeriCredit Corp. *                                          22,800       582
   Eaton Vance Corp.                                            19,500       466
   Edwards (A.G.), Inc.                                         11,900       537
   IndyMac Bancorp, Inc.                                         9,600       391
   Jefferies Group, Inc.                                         7,900       299
   LaBranche & Co., Inc. *                                       8,200        52
   Legg Mason, Inc.                                             16,800     1,749
   Raymond James Financial, Inc.                                 9,800       277
   Waddell & Reed Financial, Inc., Class A                      12,600       233
                                                                          ------
                                                                           4,586
                                                                          ------
Electric - 5.1%
   Alliant Energy Corp.                                         17,500       493
   Aquila, Inc. *                                               36,700       132
   Black Hills Corp.                                             5,200       192
   DPL, Inc.                                                    19,500       535
   Duquesne Light Holdings, Inc.                                12,000       224
   Energy East Corp.                                            22,700       658
   Great Plains Energy, Inc.                                    11,900       379
   Hawaiian Electric Industries, Inc.                           11,500       308
   Idacorp, Inc.                                                 6,800       208
   MDU Resources Group, Inc.                                    17,700       499
   Northeast Utilities                                          20,100       419
   NSTAR                                                        15,800       487
   OGE Energy Corp.                                             13,200       382
   Pepco Holdings, Inc.                                         29,400       704
   PNM Resources, Inc.                                          10,785       311
   Puget Energy, Inc.                                           14,400       337
   SCANA Corp.                                                  17,700       756
   Sierra Pacific Resources *                                   17,900       223
   Westar Energy, Inc.                                          12,900       310
   Wisconsin Energy Corp.                                       18,100       706
   WPS Resources Corp.                                           5,400       304
                                                                          ------
                                                                           8,567
                                                                          ------
Electrical Components & Equipment - 0.9%
   Ametek, Inc.                                                 10,300       431
   Energizer Holdings, Inc. *                                   10,700       665


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   MID CAP INDEX FUND (continued)

                                                                NUMBER
                                                              OF SHARES    VALUE
                                                              ---------   ------
                                                                          (000S)
COMMON STOCKS - 96.7% - CONTINUED
Electrical Components & Equipment - 0.9% - (continued)
   Hubbell, Inc., Class B                                       9,100     $  402
                                                                          ------
                                                                           1,498
                                                                          ------
Electronics - 1.7%
   Amphenol Corp., Class A                                      13,100       526
   Arrow Electronics, Inc. *                                    17,400       473
   Avnet, Inc. *                                                18,100       408
   Gentex Corp.                                                 24,000       437
   Kemet Corp. *                                                12,300        77
   Plexus Corp. *                                                6,800        97
   Thomas & Betts Corp. *                                        9,300       263
   Varian, Inc. *                                                5,200       196
   Vishay Intertechnology, Inc. *                               27,700       329
                                                                          ------
                                                                           2,806
                                                                          ------
Engineering & Construction - 0.5%
   Dycom Industries, Inc. *                                     7,700        153
   Granite Construction, Inc.                                   6,000        169
   Jacobs Engineering Group, Inc. *                             8,700        489
                                                                          ------
                                                                             811
                                                                          ------
Entertainment - 0.6%
   GTECH Holdings Corp.                                         17,500       512
   International Speedway Corp., Class A                         6,500       365
   Macrovision Corp. *                                           7,900       178
                                                                          ------
                                                                           1,055
                                                                          ------
Environmental Control - 0.6%
   Republic Services, Inc.                                      19,400       699
   Stericycle, Inc. *                                            6,900       347
                                                                          ------
                                                                           1,046
                                                                          ------
Food - 2.6%
   Dean Foods Co. *                                             23,300       821
   Hormel Foods Corp.                                           16,200       475
   JM Smucker (The) Co.                                          9,000       422
   Ruddick Corp.                                                 6,300       161
   Smithfield Foods, Inc. *                                     15,400       420
   Tootsie Roll Industries, Inc.                                 6,000       176
   Tyson Foods, Inc., Class A                                   46,300       824
   Whole Foods Market, Inc.                                     10,100     1,195
                                                                          ------
                                                                           4,494
                                                                          ------
Forest Products & Paper - 0.7%
   Bowater, Inc.                                                 8,700       281
   Glatfelter Co.                                                5,800        72
   Longview Fibre Co.                                            7,200       148
   Potlatch Corp.                                                4,600    $  241
   Rayonier, Inc.                                                7,900       419
                                                                          ------
                                                                           1,161
                                                                          ------
Gas - 0.9%
   AGL Resources, Inc.                                          12,100       468
   ONEOK, Inc.                                                  15,800       516
   Vectren Corp.                                                11,100       319
   WGL Holdings, Inc.                                            7,000       235
                                                                          ------
                                                                           1,538
                                                                          ------
Hand/Machine Tools - 0.2%
   Kennametal, Inc.                                              6,000       275
                                                                          ------
Healthcare - Products - 3.7%
   Advanced Medical Optics, Inc. *                              10,000       397
   Beckman Coulter, Inc.                                         9,200       585
   Cytyc Corp. *                                                17,500       386
   Dentsply International, Inc.                                 11,700       632
   Edwards Lifesciences Corp. *                                  9,200       396
   Gen-Probe, Inc. *                                             7,800       282
   Henry Schein, Inc. *                                         13,300       552
   Hillenbrand Industries, Inc.                                  8,700       440
   Inamed Corp. *                                                5,600       375
   Patterson Cos., Inc. *                                       21,200       956
   Steris Corp.                                                 10,600       273
   Techne Corp. *                                                6,100       280
   Varian Medical Systems, Inc. *                               20,000       747
                                                                          ------
                                                                           6,301
                                                                          ------
Healthcare - Services - 3.9%
   Apria Healthcare Group, Inc. *                                7,700       267
   Community Health Systems, Inc. *                             10,500       397
   Covance, Inc. *                                               9,500       426
   Coventry Health Care, Inc. *                                 16,300     1,153
   Health Net, Inc. *                                           17,400       664
   LifePoint Hospitals, Inc. *                                   7,900       399
   Lincare Holdings, Inc. *                                     15,300       625
   PacifiCare Health Systems, Inc. *                            13,100       936
   Renal Care Group, Inc. *                                     10,400       479
   Triad Hospitals, Inc. *                                      12,500       683
   Universal Health Services, Inc., Class B                      9,000       560
                                                                          ------
                                                                           6,589
                                                                          ------
Holding Companies - Diversified - 0.3%
   Leucadia National Corp.                                      14,300       552
                                                                          ------


EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                                NUMBER
                                                              OF SHARES    VALUE
                                                              ---------   ------
                                                                          (000S)
COMMON STOCKS - 96.7% - CONTINUED
Home Builders - 3.1%
   D.R. Horton, Inc.                                            45,000    $1,692
   Hovnanian Enterprises, Inc., Class A *                        7,300       476
   Lennar Corp., Class A                                        22,000     1,396
   Ryland Group, Inc.                                            7,200       546
   Thor Industries, Inc.                                         7,000       220
   Toll Brothers, Inc. *                                         9,500       965
                                                                          ------
                                                                           5,295
                                                                          ------
Home Furnishings - 0.6%
   Furniture Brands International, Inc.                          8,500       184
   Harman International Industries, Inc.                         9,800       797
                                                                          ------
                                                                             981
                                                                          ------
Household Products/Wares - 0.8%
   American Greetings Corp., Class A                            10,300       273
   Blyth, Inc.                                                   5,500       154
   Church & Dwight, Inc.                                         9,700       351
   Scotts (The) Co., Class A *                                   4,100       292
   Tupperware Corp.                                              8,900       208
                                                                          ------
                                                                           1,278
                                                                          ------
Insurance - 5.0%
   Allmerica Financial Corp. *                                   8,000       297
   American Financial Group, Inc.                                8,500       285
   AmerUs Group Co.                                              6,200       298
   Brown & Brown, Inc.                                           9,300       418
   Everest Re Group Ltd.                                         8,600       800
   Fidelity National Financial, Inc.                            26,300       938
   First American Corp.                                         13,221       531
   Gallagher (Arthur J.) & Co.                                  14,600       396
   HCC Insurance Holdings, Inc.                                 10,800       409
   Horace Mann Educators Corp.                                   7,000       132
   Ohio Casualty Corp.                                           9,700       234
   Old Republic International Corp.                             27,100       685
   PMI Group (The), Inc.                                        14,400       561
   Protective Life Corp.                                        10,200       431
   Radian Group, Inc.                                           13,400       633
   Stancorp Financial Group, Inc.                                4,400       337
   Unitrin, Inc.                                                 8,500       417
   W.R. Berkley Corp.                                           18,550       662
                                                                          ------
                                                                           8,464
                                                                          ------
Internet - 1.3%
   Avocent Corp. *                                               7,700       201
   Checkfree Corp. *                                            12,900       439
   F5 Networks, Inc. *                                           5,900    $  279
   Macromedia, Inc. *                                           11,400       436
   McAfee, Inc. *                                               24,400       639
   RSA Security, Inc. *                                         11,100       127
                                                                          ------
                                                                           2,121
                                                                          ------
Iron/Steel - 0.1%
   Steel Dynamics, Inc.                                          6,500       171
                                                                          ------
Leisure Time - 0.1%
   Callaway Golf Co.                                            11,200       173
                                                                          ------
Lodging - 0.3%
   Boyd Gaming Corp.                                            10,100       516
                                                                          ------
Machinery - Diversified - 1.0%
   AGCO Corp. *                                                 13,600       260
   Flowserve Corp. *                                             8,600       260
   Graco, Inc.                                                  10,700       365
   Nordson Corp.                                                 5,200       178
   Tecumseh Products Co., Class A                                2,800        77
   Zebra Technologies Corp., Class A *                          11,000       482
                                                                          ------
                                                                           1,622
                                                                          ------
Media - 1.7%
   Belo Corp., Class A                                          15,700       376
   Emmis Communications Corp., Class A *                         5,323        94
   Entercom Communications Corp. *                               6,200       206
   Lee Enterprises, Inc.                                         6,400       257
   Media General, Inc., Class A                                  3,700       240
   Readers Digest Association (The), Inc.                       14,700       243
   Scholastic Corp. *                                            5,700       220
   Washington Post Co., Class B                                  1,090       910
   Westwood One, Inc.                                           12,700       259
                                                                          ------
                                                                           2,805
                                                                          ------
Metal Fabrication/Hardware - 0.6%
   Precision Castparts Corp.                                    10,100       787
   Worthington Industries, Inc.                                 12,500       197
                                                                          ------
                                                                             984
                                                                          ------
Miscellaneous Manufacturing - 2.1%
   Brink's (The) Co.                                             8,900       320
   Carlisle Cos., Inc.                                           4,800       329
   Crane Co.                                                     8,000       210
   Donaldson Co., Inc.                                          11,100       337
   Federal Signal Corp.                                          7,600       119
   Harsco Corp.                                                  6,200       338


                                  NORTHERN FUNDS QUARTERLY REPORT 4 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   MID CAP INDEX FUND (continued)

                                                                NUMBER
                                                              OF SHARES    VALUE
                                                              ---------   ------
                                                                          (000S)
COMMON STOCKS - 96.7% - CONTINUED
Miscellaneous Manufacturing - 2.1% - (continued)
   Lancaster Colony Corp.                                        4,200    $  180
   Pentair, Inc.                                                15,700       672
   SPX Corp.                                                    11,500       529
   Teleflex, Inc.                                                5,600       333
   Trinity Industries, Inc.                                      6,400       205
                                                                          ------
                                                                           3,572
                                                                          ------
Office Furnishings - 0.4%
   HNI Corp.                                                     7,600       389
   Miller (Herman), Inc.                                        10,800       333
                                                                          ------
                                                                             722
                                                                          ------
Oil & Gas - 4.6%
   ENSCO International, Inc.                                    22,900       819
   Forest Oil Corp. *                                            8,700       365
   Helmerich & Payne, Inc.                                       8,000       375
   Murphy Oil Corp.                                             26,800     1,400
   Newfield Exploration Co. *                                   19,100       762
   Noble Energy, Inc.                                           13,200       999
   Patterson-UTI Energy, Inc.                                   25,400       707
   Pioneer Natural Resources Co.                                22,100       930
   Plains Exploration & Production Co. *                        11,900       423
   Pogo Producing Co.                                            9,400       488
   Pride International, Inc. *                                  22,500       578
                                                                          ------
                                                                           7,846
                                                                          ------
Oil & Gas Services - 2.4%
   Cooper Cameron Corp. *                                        8,500       527
   FMC Technologies, Inc. *                                     10,900       349
   Grant Prideco, Inc. *                                        18,900       500
   Hanover Compressor Co. *                                     12,500       144
   Smith International, Inc.                                    16,100     1,026
   Tidewater, Inc.                                               9,600       366
   Weatherford International Ltd. *                             21,100     1,223
                                                                          ------
                                                                           4,135
                                                                          ------
Packaging & Containers - 0.4%
   Packaging Corp. of America                                   13,300       280
   Sonoco Products Co.                                          14,500       384
                                                                          ------
                                                                             664
                                                                          ------
Pharmaceuticals - 2.6%
   Barr Pharmaceuticals, Inc. *                                 14,000       682
   Cephalon, Inc. *                                              9,000       358
   IVAX Corp. *                                                 35,200       757
   Omnicare, Inc.                                               16,200       687
   Par Pharmaceutical Cos., Inc. *                               5,300    $  169
   Perrigo Co.                                                  13,400       187
   Sepracor, Inc. *                                             16,100       966
   Valeant Pharmaceuticals International                        14,300       252
   VCA Antech, Inc. *                                           12,000       291
                                                                          ------
                                                                           4,349
                                                                          ------
Pipelines - 1.3%
   Equitable Resources, Inc.                                     9,400       639
   National Fuel Gas Co.                                        12,100       350
   Questar Corp.                                                13,000       857
   Western Gas Resources, Inc.                                  10,100       352
                                                                          ------
                                                                           2,198
                                                                          ------
REITS - 2.9%
   AMB Property Corp.                                           12,500       543
   Developers Diversified Realty Corp.                          16,900       777
   Highwoods Properties, Inc.                                    8,400       250
   Hospitality Properties Trust                                 10,238       451
   Liberty Property Trust                                       13,000       576
   Mack-Cali Realty Corp.                                        8,900       403
   New Plan Excel Realty Trust                                  15,900       432
   Regency Centers Corp.                                         9,447       541
   United Dominion Realty Trust, Inc.                           21,200       510
   Weingarten Realty Investors                                  12,400       486
                                                                          ------
                                                                           4,969
                                                                          ------
Retail - 9.1%
   99 Cents Only Stores *                                        8,800       112
   Abercrombie & Fitch Co., Class A                             13,100       900
   Advance Auto Parts, Inc. *                                   10,700       691
   Aeropostale, Inc. *                                           8,400       282
   American Eagle Outfitters, Inc.                              21,000       644
   AnnTaylor Stores Corp. *                                     11,300       274
   Applebee's International, Inc.                               12,200       323
   Barnes & Noble, Inc. *                                        9,700       376
   BJ's Wholesale Club, Inc. *                                  10,600       344
   Bob Evans Farms, Inc.                                         5,800       135
   Borders Group, Inc.                                          11,100       281
   Brinker International, Inc. *                                13,100       525
   Carmax, Inc. *                                               15,700       418
   CBRL Group, Inc.                                              7,300       284
   Cheesecake Factory (The), Inc. *                             12,100       420
   Chico's FAS, Inc. *                                          27,400       939


EQUITY FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 96.7% - CONTINUED
Retail - 9.1% - (continued)
   Claire's Stores, Inc.                                       14,600    $   351
   Copart, Inc. *                                              12,500        298
   Dollar Tree Stores, Inc. *                                  16,400        394
   Foot Locker, Inc.                                           24,200        659
   Krispy Kreme Doughnuts, Inc. *                               9,800         68
   Michaels Stores, Inc.                                       20,600        852
   Neiman Marcus Group (The), Inc., Class A                     7,500        727
   O'Reilly Automotive, Inc. *                                 16,400        489
   Outback Steakhouse, Inc.                                    10,300        466
   Pacific Sunwear of California, Inc. *                       11,700        269
   Payless Shoesource, Inc. *                                  10,300        198
   Petsmart, Inc.                                              21,800        662
   Pier 1 Imports, Inc.                                        13,600        193
   Regis Corp.                                                  7,100        277
   Ross Stores, Inc.                                           22,500        650
   Ruby Tuesday, Inc.                                           9,400        243
   Saks, Inc. *                                                21,400        406
   Urban Outfitters, Inc. *                                    10,000        567
   Williams-Sonoma, Inc. *                                     17,300        685
                                                                         -------
                                                                          15,402
                                                                         -------
Savings & Loans - 1.1%
   Astoria Financial Corp.                                     15,600        444
   Independence Community Bank Corp.                           12,300        454
   New York Community Bancorp, Inc.                            37,500        680
   Washington Federal, Inc.                                    12,600        296
                                                                         -------
                                                                           1,874
                                                                         -------
Semiconductors - 2.7%
   Atmel Corp. *                                               67,500        160
   Credence Systems Corp. *                                    14,400        130
   Cree, Inc. *                                                11,300        288
   Cypress Semiconductor Corp. *                               20,200        254
   Fairchild Semiconductor International, Inc. *               18,500        273
   Integrated Circuit Systems, Inc. *                          10,900        225
   Integrated Device Technology, Inc. *                        16,400        176
   International Rectifier Corp. *                              9,700        463
   Intersil Corp., Class A                                     23,700        445
   Lam Research Corp. *                                        20,700        599
   Lattice Semiconductor Corp. *                               16,700         74
   LTX Corp. *                                                 10,000         50
   Micrel, Inc. *                                              12,300        142
   Microchip Technology, Inc.                                  31,900        945
   Semtech Corp. *                                             11,500        191
   Silicon Laboratories, Inc. *                                 6,800    $   178
   Triquint Semiconductor, Inc. *                              21,600         72
                                                                         -------
                                                                           4,665
                                                                         -------
Software - 2.2%
   Activision, Inc. *                                          30,933        511
   Acxiom Corp.                                                13,600        284
   Advent Software, Inc. *                                      3,700         75
   Certegy, Inc.                                                9,200        352
   CSG Systems International, Inc. *                            7,600        144
   Dun & Bradstreet Corp. *                                    10,300        635
   Fair Isaac Corp.                                            10,400        380
   Keane, Inc. *                                                9,000        123
   MoneyGram International, Inc.                               12,900        247
   SEI Investments Co.                                         12,300        459
   Sybase, Inc. *                                              13,913        255
   Transaction Systems Architects, Inc. *                       5,600        138
   Wind River Systems, Inc. *                                  12,000        188
                                                                         -------
                                                                           3,791
                                                                         -------
Telecommunications - 1.8%
   3Com Corp. *                                                58,000        211
   Adtran, Inc.                                                10,700        265
   Cincinnati Bell, Inc. *                                     37,000        159
   CommScope, Inc. *                                            8,200        143
   Harris Corp.                                                20,700        646
   Newport Corp. *                                              6,300         87
   Plantronics, Inc.                                            7,200        262
   Polycom, Inc. *                                             15,100        225
   Powerwave Technologies, Inc. *                              15,000        153
   RF Micro Devices, Inc. *                                    28,600        155
   Telephone & Data Systems, Inc.                              14,500        592
   Telephone & Data Systems, Inc. - Special Shares              2,000         77
   UTStarcom, Inc. *                                           16,400        123
                                                                         -------
                                                                           3,098
                                                                         -------
Textiles - 0.4%
   Mohawk Industries, Inc. *                                    9,100        751
                                                                         -------
Transportation - 2.2%
   Alexander & Baldwin, Inc.                                    6,800        315
   C.H. Robinson Worldwide, Inc.                               13,100        763
   CNF, Inc.                                                    7,800        350
   Expeditors International Washington, Inc.                   16,500        822
   Hunt (J.B.) Transport Services, Inc.                        21,000        405


                                  NORTHERN FUNDS QUARTERLY REPORT 6 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS                             JUNE 30, 2005 (UNAUDITED)
   MID CAP INDEX FUND (continued)

                                                              NUMBER
                                                            OF SHARES     VALUE
                                                            ---------   --------
                                                                         (000S)
COMMON STOCKS - 96.7% - CONTINUED
Transportation - 2.2% - (continued)
   Overseas Shipholding Group                                  5,100    $    304
   Swift Transportation Co., Inc. *                            9,800         228
   Werner Enterprises, Inc.                                    9,700         191
   Yellow Roadway Corp. *                                      8,500         432
                                                                        --------
                                                                           3,810
                                                                        --------
Trucking & Leasing - 0.2%
   GATX Corp.                                                  7,600         262
                                                                        --------
Water - 0.3%
   Aqua America, Inc.                                         14,900         443
                                                                        --------
Total Common Stocks
(Cost $158,404)                                                          163,945

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
                                                              (000S)      (000S)
SHORT-TERM INVESTMENTS - 3.3%
   Societe Generale, Grand Cayman,
      Eurodollar Time Deposit,
      3.38%, 7/1/05                                           $5,224       5,224
   U.S. Treasury Bill, /(1)/
      2.85%, 7/14/05                                             345         345
                                                              ------    --------
Total Short-Term Investments
(Cost $5,569)                                                              5,569
                                                                        --------
Total Investments - 100.0%
(Cost $163,973)                                                         $169,514

/(1)/ Security pledged as collateral to cover margin requirements for open futures contracts.

*    Non-Income Producing Security

At June 30, 2005, the Mid Cap Index Fund had open futures contracts as follows:

                                     NOTIONAL                         UNREALIZED
                         NUMBER OF    AMOUNT    CONTRACT   CONTRACT      GAIN
   TYPE                  CONTRACTS    (000S)    POSITION     EXP.       (000S)
   ----                  ---------   --------   --------   --------   ----------
S&P
MidCap 400                   11       $3,786      Long       9/05         $36
                            ---       ------      ----       ----         ---

At June 30, 2005, the industry sectors for the Mid Cap Index Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
---------------                                                 ----------------
Consumer Discretionary                                                19.4%
Consumer Staples                                                       4.6
Energy                                                                 8.6
Financials                                                            17.6
Health Care                                                           12.1
Industrials                                                           11.3
Information Technology                                                14.1
Materials                                                              4.2
Telecommunication Services                                             0.5
Utilities                                                              7.6
                                                                     -----
Total                                                                100.0%

Federal Tax Information:

As of June 30, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $163,973
                                                                       --------
Gross tax appreciation of investments                                  $  9,054
Gross tax depreciation of investments                                    (3,513)
                                                                       --------
Net tax appreciation of investments                                    $  5,541
                                                                       --------


EQUITY FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   SELECT EQUITY FUND

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 93.9%
Aerospace/Defense - 6.4%
   Boeing (The) Co.                                           102,000    $ 6,732
   Goodrich Corp.                                              86,800      3,555
   Rockwell Collins, Inc.                                      80,200      3,824
   United Technologies Corp.                                   80,000      4,108
                                                                         -------
                                                                          18,219
                                                                         -------
Beverages - 5.1%
   Brown-Forman Corp., Class B                                 50,000      3,023
   Coca-Cola (The) Co.                                        145,000      6,054
   PepsiCo, Inc.                                              100,000      5,393
                                                                         -------
                                                                          14,470
                                                                         -------
Biotechnology - 1.2%
   Amgen, Inc. *                                               54,500      3,295
                                                                         -------
Computers - 3.0%
   Dell, Inc. *                                               115,000      4,543
   EMC Corp. of Massachusetts *                               280,000      3,839
                                                                         -------
                                                                           8,382
                                                                         -------
Cosmetics/Personal Care - 4.0%
   Gillette (The) Co.                                          80,000      4,050
   Procter & Gamble Co.                                       140,000      7,385
                                                                         -------
                                                                          11,435
                                                                         -------
Diversified Financial Services - 1.5%
   Chicago Mercantile Exchange Holdings, Inc.                  14,100      4,167
                                                                         -------
Electrical Components & Equipment - 0.8%
   Energizer Holdings, Inc. *                                  38,000      2,362
                                                                         -------
Healthcare - Products - 4.1%
   Alcon, Inc.                                                 30,300      3,313
   Johnson & Johnson                                          130,000      8,450
                                                                         -------
                                                                          11,763
                                                                         -------
Healthcare - Services - 12.7%
   HCA, Inc.                                                   85,200      4,828
   Health Management Associates, Inc., Class A                 65,000      1,702
   Humana, Inc. *                                              68,000      2,702
   Medco Health Solutions, Inc. *                              73,000      3,895
   Quest Diagnostics, Inc.                                     46,000      2,450
   UnitedHealth Group, Inc.                                   196,000     10,220
   WellChoice, Inc. *                                          50,000      3,474
   WellPoint, Inc. *                                           97,000      6,755
                                                                         -------
                                                                          36,026
                                                                         -------
Home Builders - 2.2%
   D.R. Horton, Inc.                                           28,000      1,053
   KB HOME                                                     44,300      3,377
   Toll Brothers, Inc. *                                       16,700    $ 1,696
                                                                         -------
                                                                           6,126
                                                                         -------
Household Products/Wares - 1.3%
   Church & Dwight, Inc.                                       39,500      1,430
   Fortune Brands, Inc.                                        27,000      2,397
                                                                         -------
                                                                           3,827
                                                                         -------
Insurance - 3.3%
   Progressive (The) Corp.                                     39,000      3,854
   Prudential Financial, Inc.                                  85,000      5,581
                                                                         -------
                                                                           9,435
                                                                         -------
Internet - 2.0%
   IAC/InterActiveCorp. *                                     122,600      2,949
   Symantec Corp. *                                           125,000      2,717
                                                                         -------
                                                                           5,666
                                                                         -------
Lodging - 2.7%
   Harrah's Entertainment, Inc.                                48,500      3,495
   Marriott International, Inc., Class A                       62,500      4,264
                                                                         -------
                                                                           7,759
                                                                         -------
Machinery - Construction & Mining - 1.4%
   Caterpillar, Inc.                                           42,000      4,003
                                                                         -------
Metal Fabrication/Hardware - 1.3%
   Precision Castparts Corp.                                   49,000      3,817
                                                                         -------
Mining - 1.2%
   Freeport-McMoRan Copper & Gold, Inc., Class B               94,600      3,542
                                                                         -------
Miscellaneous Manufacturing - 3.0%
   General Electric Co.                                       142,000      4,920
   ITT Industries, Inc.                                        36,000      3,515
                                                                         -------
                                                                           8,435
                                                                         -------
Oil & Gas - 2.4%
   Diamond Offshore Drilling, Inc.                             44,000      2,351
   Pioneer Natural Resources Co.                               42,000      1,767
   Transocean, Inc. *                                          51,000      2,753
                                                                         -------
                                                                           6,871
                                                                         -------
Oil & Gas Services - 2.3%
   Halliburton Co.                                             75,000      3,587
   National-Oilwell Varco, Inc. *                              63,000      2,995
                                                                         -------
                                                                           6,582
                                                                         -------
Pharmaceuticals - 4.8%
   Abbott Laboratories                                        118,000      5,783
   Lilly (Eli) & Co.                                           70,500      3,928


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                              NUMBER
                                                            OF SHARES     VALUE
                                                            ---------   --------
                                                                         (000S)
COMMON STOCKS - 93.9% - CONTINUED
Pharmaceuticals - 4.8% - (continued)
   Wyeth                                                      90,000    $  4,005
                                                                        --------
                                                                          13,716
                                                                        --------
Retail - 9.1%
   CVS Corp.                                                 177,000       5,145
   Darden Restaurants, Inc.                                   88,900       2,932
   Kohl's Corp. *                                             82,500       4,613
   Nordstrom, Inc.                                            52,000       3,535
   Staples, Inc.                                             140,000       2,985
   Walgreen Co.                                               85,000       3,909
   Yum! Brands, Inc.                                          54,000       2,812
                                                                        --------
                                                                          25,931
                                                                        --------
Semiconductors - 9.8%
   Analog Devices, Inc.                                       74,800       2,791
   Intel Corp.                                               480,000      12,509
   Microchip Technology, Inc.                                109,100       3,232
   National Semiconductor Corp.                              147,900       3,258
   Texas Instruments, Inc.                                   221,000       6,203
                                                                        --------
                                                                          27,993
                                                                        --------
Software - 4.9%
   Microsoft Corp.                                           445,000      11,054
   Veritas Software Corp. *                                  115,000       2,806
                                                                        --------
                                                                          13,860
                                                                        --------
Telecommunications - 3.4%
   Corning, Inc. *                                           255,000       4,238
   Motorola, Inc.                                            300,000       5,478
                                                                        --------
                                                                           9,716
                                                                        --------
Total Common Stocks
(Cost $242,837)                                                          267,398

                                                           PRINCIPAL
                                                             AMOUNT       VALUE
                                                           ----------   --------
                                                             (000S)      (000S)
SHORT-TERM INVESTMENT- 6.1%
   Societe Generale, Grand Cayman,
      Eurodollar Time Deposit,
      3.38%, 7/1/05                                          $17,247    $ 17,247
                                                             -------    --------
Total Short-Term Investment
(Cost $17,247)                                                            17,247
                                                                        --------
Total Investments - 100.0%
(Cost $260,084)                                                         $284,645
                                                                        --------

*    Non-Income Producing Security

At June 30, 2005, the industry sectors for the Select Equity Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
---------------                                                 ----------------
Consumer Discretionary                                                13.5%
Consumer Staples                                                      14.5
Energy                                                                 5.0
Financials                                                             5.1
Health Care                                                           24.3
Industrials                                                           12.9
Information Technology                                                23.4
Materials                                                              1.3
                                                                     -----
Total                                                                100.0%
                                                                     -----

Federal Tax Information:

As of June 30, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $260,084
                                                                       --------
Gross tax appreciation of investments                                  $ 25,945
Gross tax depreciation of investments                                    (1,384)
                                                                       --------
Net tax appreciation of investments                                    $ 24,561
                                                                       --------


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   SMALL CAP GROWTH FUND

                                                                NUMBER
                                                              OF SHARES    VALUE
                                                              ---------   ------
                                                                          (000S)
COMMON STOCKS - 97.3%
Advertising - 1.8%
   Getty Images, Inc. *                                         16,300    $1,210
                                                                          ------
Aerospace/Defense - 2.0%
   Esterline Technologies Corp. *                               33,900     1,359
                                                                          ------
Banks - 1.2%
   East-West Bancorp, Inc.                                      24,100       809
                                                                          ------
Biotechnology - 2.0%
   Serologicals Corp. *                                         63,800     1,356
                                                                          ------
Commercial Services - 10.6%
   Alliance Data Systems Corp. *                                26,100     1,059
   Bright Horizons Family Solutions, Inc. *                     35,500     1,445
   Copart, Inc. *                                               68,100     1,621
   Corporate Executive Board Co.                                23,900     1,872
   Labor Ready, Inc. *                                          55,200     1,287
                                                                          ------
                                                                           7,284
                                                                          ------
Computers - 0.7%
   Manhattan Associates, Inc. *                                 25,700       494
                                                                          ------
Diversified Financial Services - 1.8%
   Calamos Asset Management, Inc., Class A                      31,200       850
   First Marblehead Corp. (The) *                               10,500       368
                                                                          ------
                                                                           1,218
                                                                          ------
Electronics - 1.1%
   Flir Systems, Inc. *                                         24,100       719
                                                                          ------
Entertainment - 4.8%
   Lions Gate Entertainment Corp. *                            143,600     1,473
   Shuffle Master, Inc. *                                       29,900       838
   Station Casinos, Inc.                                        15,000       996
                                                                          ------
                                                                           3,307
                                                                          ------
Environmental Control - 1.4%
   Stericycle, Inc. *                                           19,300       971
                                                                          ------
Food - 1.8%
   United Natural Foods, Inc. *                                 39,400     1,197
                                                                          ------
Healthcare - Products - 13.1%
   Advanced Medical Optics, Inc. *                              23,900       950
   American Medical Systems Holdings, Inc. *                    81,800     1,689
   Gen-Probe, Inc. *                                            33,700     1,221
   IDEXX Laboratories, Inc. *                                   28,600     1,783
   Lifeline Systems, Inc. *                                     20,700       665
   Respironics, Inc. *                                          25,500       921
   Sybron Dental Specialties, Inc. *                            46,800     1,760
                                                                          ------
                                                                           8,989
                                                                          ------
Healthcare - Services - 4.5%
   Pediatrix Medical Group, Inc. *                              16,900    $1,243
   Psychiatric Solutions, Inc. *                                19,500       950
   Sierra Health Services *                                     12,200       871
                                                                          ------
                                                                           3,064
                                                                          ------
Insurance - 1.9%
   Selective Insurance Group, Inc.                              26,300     1,303
                                                                          ------
Leisure Time - 1.8%
   Life Time Fitness, Inc. *                                    38,363     1,259
                                                                          ------
Lodging - 4.2%
   Great Wolf Resorts, Inc. *                                   68,800     1,406
   La Quinta Corp. *                                           154,700     1,444
                                                                          ------
                                                                           2,850
                                                                          ------
Machinery - Diversified - 1.5%
   Zebra Technologies Corp., Class A *                          23,800     1,042
                                                                          ------
Oil & Gas - 6.8%
   ENSCO International, Inc.                                    28,300     1,012
   InterOil Corp. *                                             17,300       470
   Range Resources Corp.                                        66,000     1,776
   Ultra Petroleum Corp. *                                      45,100     1,369
                                                                          ------
                                                                           4,627
                                                                          ------
Oil & Gas Services - 3.2%
   Cal Dive International, Inc. *                               28,300     1,482
   Veritas DGC, Inc. *                                          24,400       677
                                                                          ------
                                                                           2,159
                                                                          ------
Pharmaceuticals - 3.5%
   Prestige Brands Holdings, Inc. *                             56,300     1,098
   VCA Antech, Inc. *                                           53,900     1,307
                                                                          ------
                                                                           2,405
                                                                          ------
REITS - 1.7%
   Centerpoint Properties Corp.                                 28,200     1,193
                                                                          ------
Restaurants - 1.9%
   Applebee's International, Inc.                               49,600     1,314
                                                                          ------
Retail - 3.4%
   Dick's Sporting Goods, Inc. *                                43,100     1,663
   Talbots, Inc.                                                20,500       666
                                                                          ------
                                                                           2,329
                                                                          ------
Semiconductors - 3.6%
   ATI Technologies, Inc. *                                     47,800       566
   National Semiconductor Corp.                                 49,700     1,095
   QLogic Corp. *                                               25,200       778
                                                                          ------
                                                                           2,439
                                                                          ------


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 97.3% - CONTINUED
Software - 10.6%
   Ansys, Inc. *                                               36,800    $ 1,307
   Certegy, Inc.                                               24,300        929
   Cognos, Inc. *                                              29,300      1,000
   Global Payments, Inc.                                       19,800      1,342
   Hyperion Solutions Corp. *                                  45,600      1,835
   Quest Software, Inc. *                                      64,100        874
                                                                         -------
                                                                           7,287
                                                                         -------
Telecommunications - 0.7%
   Plantronics, Inc.                                           12,900        469
                                                                         -------
Transportation - 5.7%
   Expeditors International Washington, Inc.                   19,600        976
   Hunt (J.B.) Transport Services, Inc.                        69,500      1,341
   Universal Truckload Services, Inc. *                        27,700        468
   UTI Worldwide, Inc.                                         16,400      1,142
                                                                         -------
                                                                           3,927
                                                                         -------
Total Common Stocks
(Cost $56,492)                                                            66,580
                                                                         -------

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
                                                               (000S)     (000S)
SHORT-TERM INVESTMENT- 2.7%
   Societe Generale, Grand Cayman,
      Eurodollar Time Deposit,
      3.38%, 7/1/05                                           $1,866       1,866
                                                              ------     -------
Total Short-Term Investment
(Cost $1,866)                                                              1,866
                                                                         -------
Total Investments - 100.0%
(Cost $58,358)                                                           $68,446
                                                                         -------

*    Non-Income Producing Security

At June 30, 2005, the industry sectors for the Small Cap Growth Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
---------------                                                 ----------------
Consumer Discretionary                                                22.2%
Consumer Staples                                                       1.8
Energy                                                                10.2
Financials                                                             6.8
Health Care                                                           22.1
Industrials                                                           16.6
Information Technology                                                20.3
                                                                     -----
Total                                                                100.0%
                                                                     -----

Federal Tax Information:

As of June 30, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                         $58,358
                                                                        -------
Gross tax appreciation of investments                                   $11,465
Gross tax depreciation of investments                                    (1,377)
                                                                        -------
Net tax appreciation of investments                                     $10,088
                                                                        -------


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   SMALL CAP INDEX FUND

                                                                NUMBER
                                                              OF SHARES    VALUE
                                                              ---------   ------
                                                                          (000S)
COMMON STOCKS - 98.8%
Advertising - 0.3%
   Advo, Inc.                                                    9,962    $  317
   Catalina Marketing Corp.                                     16,800       427
   FTD Group, Inc. *                                             5,180        59
   Greenfield Online, Inc. *                                     5,800        70
   Marchex, Inc. *                                               6,700       101
   ValueVision Media, Inc., Class A *                            8,200        99
   Ventiv Health, Inc. *                                         8,200       158
                                                                          ------
                                                                           1,231
                                                                          ------
Aerospace/Defense - 1.3%
   AAR Corp. *                                                  10,700       168
   ARGON ST, Inc. *                                              3,140       111
   Armor Holdings, Inc. *                                       11,000       436
   BE Aerospace, Inc. *                                         19,000       297
   Curtiss-Wright Corp.                                          7,200       388
   DRS Technologies, Inc.                                        8,689       446
   EDO Corp.                                                     5,200       156
   Engineered Support Systems, Inc.                             13,812       495
   Esterline Technologies Corp. *                                8,000       321
   GenCorp, Inc. *                                              17,200       331
   Heico Corp.                                                   6,500       152
   Herley Industries, Inc. *                                     4,700        86
   Innovative Solutions & Supports, Inc. *                       3,200       107
   Kaman Corp., Class A                                          7,800       141
   Moog, Inc., Class A *                                        11,362       358
   MTC Technologies, Inc. *                                      3,400       125
   Orbital Sciences Corp. *                                     17,800       176
   Sequa Corp., Class A *                                        2,000       132
   Teledyne Technologies, Inc. *                                10,600       345
   Triumph Group, Inc. *                                         5,400       188
   United Industrial Corp. of New York                           3,600       129
                                                                          ------
                                                                           5,088
                                                                          ------
Agriculture - 0.3%
   Alico, Inc.                                                   1,200        62
   Alliance One International, Inc.                             26,000       156
   Andersons (The), Inc.                                         1,900        68
   Delta & Pine Land Co.                                        12,400       311
   Maui Land & Pineapple Co., Inc. *                             1,100        42
   Tejon Ranch Co. *                                             2,600       134
   Universal Corp. of Virginia                                   8,300       363
   Vector Group Ltd.                                             8,554       159
                                                                          ------
                                                                           1,295
                                                                          ------
Airlines - 0.5%
   Airtran Holdings, Inc. *                                     28,600    $  264
   Alaska Air Group, Inc. *                                      9,200       274
   America West Holdings Corp., Class B *                       12,800        77
   Continental Airlines, Inc., Class B *                        22,100       293
   Delta Air Lines, Inc. *                                      38,600       145
   ExpressJet Holdings, Inc. *                                  14,900       127
   Frontier Airlines, Inc. *                                    12,450       128
   Mesa Air Group, Inc. *                                       10,700        72
   Northwest Airlines Corp. *                                   26,900       122
   Pinnacle Airlines Corp., *                                    7,300        63
   Republic Airways Holdings, Inc. *                             3,300        48
   Skywest, Inc.                                                19,300       351
   World Air Holdings, Inc. *                                    8,200        96
                                                                          ------
                                                                           2,060
                                                                          ------
Apparel - 0.9%
   Carter's, Inc. *                                              5,800       339
   Cherokee, Inc.                                                2,500        86
   Deckers Outdoor Corp. *                                       3,600        89
   DHB Industries, Inc. *                                        8,300        70
   Guess?, Inc. *                                                5,700        94
   Gymboree Corp. *                                             10,700       146
   Hartmarx Corp. *                                              7,500        75
   K-Swiss, Inc., Class A                                        8,400       272
   Kellwood Co.                                                  8,950       241
   Oshkosh B'Gosh, Inc., Class A                                 2,200        57
   Oxford Industries, Inc.                                       4,800       207
   Perry Ellis International, Inc. *                             3,500        82
   Phillips-Van Heusen Corp.                                     8,800       288
   Russell Corp.                                                11,300       231
   Skechers U.S.A., Inc., Class A *                              7,500       107
   Steven Madden Ltd. *                                          3,800        67
   Stride Rite Corp.                                            12,600       174
   Warnaco Group (The), Inc. *                                  15,400       358
   Weyco Group, Inc.                                             2,000        39
   Wolverine World Wide, Inc.                                   18,600       447
                                                                          ------
                                                                           3,469
                                                                          ------
Auto Manufacturers - 0.1%
   A.S.V., Inc. *                                                3,000       122
   Wabash National Corp.                                        10,000       242
                                                                          ------
                                                                             364
                                                                          ------
Auto Parts & Equipment - 0.8%
   Accuride Corp. *                                              4,100        44


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                                NUMBER
                                                              OF SHARES    VALUE
                                                              ---------   ------
                                                                          (000S)
COMMON STOCKS - 98.8% - CONTINUED
Auto Parts & Equipment - 0.8% - (continued)
   Aftermarket Technology Corp. *                                7,300    $  127
   American Axle & Manufacturing Holdings, Inc.                 13,400       339
   ArvinMeritor, Inc.                                           23,300       414
   Bandag, Inc.                                                  3,700       170
   Commercial Vehicle Group, Inc. *                              4,100        73
   Cooper Tire & Rubber Co.                                     20,500       381
   Hayes Lemmerz International, Inc. *                          12,600        90
   Keystone Automotive Industries, Inc. *                        5,400       134
   Modine Manufacturing Co.                                     11,700       381
   Noble International Ltd.                                      2,500        59
   Standard Motor Products, Inc.                                 4,200        55
   Strattec Security Corp. *                                     1,100        60
   Superior Industries International, Inc.                       7,100       168
   Tenneco Automotive, Inc. *                                   14,500       241
   Titan International, Inc.                                     4,800        67
   Visteon Corp. *                                              41,300       249
                                                                          ------
                                                                           3,052
                                                                          ------
Banks - 8.2%
   1st Source Corp.                                              4,326        99
   ABC Bancorp                                                   4,320        78
   Alabama National Bancorp                                      4,200       275
   Amcore Financial, Inc.                                        7,482       224
   Amegy Bancorp, Inc.                                          23,600       528
   AmericanWest Bancorp *                                        3,520        70
   Ames National Corp.                                             800        88
   Arrow Financial Corp.                                         3,075        86
   Bancfirst Corp.                                               1,064        93
   Bancorp Inc. of Delaware *                                    2,185        38
   BancorpSouth, Inc.                                           25,300       597
   BancTrust Financial Group, Inc.                               2,400        47
   Bank Mutual Corp.                                            20,206       223
   Bank of Granite Corp.                                         4,660        89
   Bank of the Ozarks, Inc.                                      3,600       118
   Banner Corp.                                                  3,500        98
   Boston Private Financial Holdings, Inc.                       9,600       242
   Camden National Corp.                                         2,136        70
   Capital City Bank Group, Inc.                                 3,287       133
   Capital Corp. of the West                                     3,240        90
   Capital Crossing Bank *                                       1,500        51
   Capitol Bancorp Ltd.                                          3,600       121
   Cardinal Financial Corp. *                                    8,400        79
   Cascade Bancorp                                               5,625       118
   Cathay Bancorp, Inc.                                         15,300    $  516
   Center Financial Corp.                                        4,000        99
   Central Coast Bancorp *                                       4,078        74
   Central Pacific Financial Corp.                              10,280       366
   Chemical Financial Corp.                                      8,104       268
   Chittenden Corp.                                             15,016       408
   Citizens & Northern Corp.                                     2,300        72
   Citizens Banking Corp. of Michigan                           14,700       444
   City Holding Co.                                              5,300       194
   CityBank Lynwood of Washington                                2,800        87
   Coastal Financial Corp.                                       4,997        74
   CoBiz, Inc.                                                   4,350        79
   Colony Bankcorp, Inc.                                         1,500        45
   Columbia Bancorp                                              2,000        73
   Columbia Banking Systems, Inc.                                5,166       127
   Commercial Bankshares, Inc. of Florida                        1,200        47
   Community Bancorp *                                           2,000        62
   Community Bank System, Inc.                                   9,100       222
   Community Banks, Inc.                                         3,592        93
   Community Trust Bancorp, Inc.                                 4,335       142
   Corus Bankshares, Inc.                                        6,400       355
   CVB Financial Corp.                                          14,862       292
   Enterprise Financial Services Corp. *                         2,000        47
   EuroBancshares, Inc. *                                        2,500        40
   Farmers Capital Bank Corp.                                    2,100        73
   Financial Institutions, Inc.                                  2,900        52
   First Bancorp of North Carolina                               3,900        86
   First BanCorp of Puerto Rico                                 11,400       458
   First Busey Corp.                                             4,950        96
   First Charter Corp.                                           9,800       215
   First Citizens Bancshares, Inc., Class A                      1,900       275
   First Commonwealth Financial Corp.                           23,028       315
   First Community Bancorp of California *                       4,600       218
   First Community Bancshares, Inc.                              3,359       109
   First Financial Bancorp                                      11,224       212
   First Financial Bankshares, Inc.                              6,061       205
   First Financial Corp. of Indiana                              4,806       138
   First Indiana Corp.                                           3,962       118
   First Merchants Corp.                                         6,527       162
   First Midwest Bancorp, Inc. of Illinois                      15,300       538
   First Oak Brook Bancshares, Inc.                              2,250        63
   First Regional Bancorp of California                            600        40


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   SMALL CAP INDEX FUND (continued)

                                                                NUMBER
                                                              OF SHARES    VALUE
                                                              ---------   ------
                                                                          (000S)
COMMON STOCKS - 98.8% - CONTINUED
Banks - 8.2% - (continued)
   First Republic Bank                                           6,650     $235
   First South Bancorp, Inc. of Virginia                         1,200       38
   First State Bancorporation                                    5,200      100
   FNB Corp. of Pennsylvania                                    18,029      354
   FNB Corp. of Virginia                                         2,000       56
   Fremont General Corp.                                        21,500      523
   Frontier Financial Corp.                                      8,100      205
   GB&T Bancshares, Inc.                                         3,500       83
   Glacier Bancorp, Inc.                                         9,796      256
   Gold Banc Corp., Inc.                                        13,700      199
   Great Southern Bancorp, Inc.                                  3,700      116
   Greater Bay Bancorp                                          17,200      454
   Greene County Bancshares, Inc.                                1,700       46
   Hancock Holding Co.                                           9,024      310
   Hanmi Financial Corp.                                        12,100      202
   Harleysville National Corp.                                   8,609      199
   Heartland Financial USA, Inc.                                 3,300       64
   Heritage Commerce Corp. *                                     3,200       59
   Hudson United Bancorp                                        14,200      513
   IBERIABANK Corp.                                              2,200      136
   Independent Bank Corp. of Massachusetts                       4,600      130
   Independent Bank Corp. of Michigan                            6,245      178
   Integra Bank Corp.                                            5,443      123
   Interchange Financial Services Corp. of New Jersey            6,000      110
   Irwin Financial Corp.                                         5,600      124
   Lakeland Bancorp, Inc.                                        4,860       76
   Lakeland Financial Corp.                                      1,800       73
   Macatawa Bank Corp.                                           3,622      126
   Main Street Banks, Inc.                                       4,700      120
   MainSource Financial Group, Inc.                              3,462       63
   MB Financial, Inc.                                            7,650      305
   MBT Financial Corp.                                           5,500      106
   Mercantile Bank Corp.                                         2,205       97
   Mid-State Bancshares                                          7,500      208
   Midwest Banc Holdings, Inc.                                   3,800       73
   Nara Bancorp, Inc.                                            6,600       97
   National Penn Bancshares, Inc.                               10,952      274
   NBC Capital Corp.                                             2,400       58
   NBT Bancorp, Inc.                                            10,504      248
   Northern Empire Bancshares *                                  2,200       68
   Old National Bancorp of Indiana                              22,995      492
   Old Second Bancorp, Inc.                                      3,938      115
   Omega Financial Corp.                                         3,778     $117
   Oriental Financial Group, Inc.                                7,447      114
   Pacific Capital Bancorp                                      15,333      569
   Park National Corp.                                           4,125      456
   Peapack Gladstone Financial Corp.                             2,651       73
   Pennrock Financial Services Corp.                             2,676       96
   Pennsylvania Commerce Bancorp, Inc. *                         1,000       33
   Peoples Bancorp, Inc. of Ohio                                 3,560       95
   Pinnacle Financial Partners, Inc. *                           1,900       46
   Placer Sierra Bancshares                                      1,900       52
   Preferred Bank,                                               1,000       40
   Premierwest Bancorp, *                                        3,600       53
   PrivateBancorp, Inc.                                          5,800      205
   Prosperity Bancshares, Inc.                                   6,800      195
   Provident Bankshares Corp.                                   11,356      362
   R & G Financial Corp., Class B                                9,450      167
   Renasant Corp.                                                3,000       92
   Republic Bancorp, Inc. of Kentucky, Class A                   2,756       60
   Republic Bancorp, Inc. of Michigan                           23,936      359
   Royal Bancshares of Pennsylvania, Inc., Class A               1,583       38
   S & T Bancorp, Inc.                                           8,000      289
   Sandy Spring Bancorp, Inc.                                    5,100      179
   Santander BanCorp                                             1,679       42
   SCBT Financial Corp.                                          2,887       91
   Seacoast Banking Corp. of Florida                             4,020       79
   Security Bank Corp. of Georgia                                2,600       60
   Signature Bank of New York *                                  4,400      107
   Simmons First National Corp., Class A                         5,000      136
   Southside Bancshares, Inc.                                    3,457       71
   Southwest Bancorp, Inc. of Oklahoma                           3,800       78
   State Bancorp, Inc. of New York                               2,530       57
   State Financial Services Corp., Class A                       1,800       72
   Sterling Bancorp of New York                                  5,442      116
   Sterling Bancshares, Inc.                                    14,625      228
   Sterling Financial Corp. of Pennsylvania                      9,257      197
   Suffolk Bancorp                                               3,900      126
   Summit Bancshares, Inc. of Texas                              2,600       45
   Summit Financial Group, Inc.                                  1,400       46
   Sun Bancorp, Inc. of New Jersey *                             3,054       63
   Susquehanna Bancshares, Inc.                                 15,979      393
   SVB Financial Group *                                        11,400      546
   SY Bancorp, Inc.                                              3,700       85


EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 98.8% - CONTINUED
Banks - 8.2% - (continued)
   Taylor Capital Group, Inc.                                   1,300    $    51
   Texas Capital Bancshares, Inc. *                             7,600        150
   Texas Regional Bancshares, Inc., Class A                    13,951        425
   Tompkins Trustco, Inc.                                       2,503        109
   Trico Bancshares                                             3,800         85
   Trustco Bank Corp. of New York                              24,094        315
   Trustmark Corp.                                             15,500        453
   UCBH Holdings, Inc.                                         30,500        495
   UMB Financial Corp.                                          4,856        277
   Umpqua Holdings Corp.                                       15,183        357
   Union Bankshares Corp. of Virginia                           2,700        104
   United Bankshares, Inc.                                     12,700        452
   United Community Banks, Inc. of Georgia                      9,700        252
   United Security Bancshares, Inc.                             1,900         58
   Univest Corp. of Pennsylvania                                3,450        103
   Unizan Financial Corp.                                       6,910        185
   USB Holding Co., Inc.                                        4,357        102
   USB Holdings Co., Inc. *                                    50,000         --
   Vineyard National Bancorp                                    2,850         90
   Virginia Commerce Bancorp *                                  2,656         65
   Virginia Financial Group, Inc.                               2,500         88
   W. Holding Co., Inc.                                        34,500        353
   Washington Trust Bancorp, Inc.                               4,400        122
   WesBanco, Inc.                                               6,800        204
   West Bancorp                                                 5,985        112
   West Coast Bancorp of Oregon                                 4,507        110
   Westamerica Bancorporation                                  10,900        576
   Western Sierra Bancorp *                                     2,025         69
   Wilshire Bancorp, Inc.                                       4,600         66
   Wintrust Financial Corp.                                     7,900        414
   Yardville National Bancorp                                   2,900        104
                                                                         -------
                                                                          31,340
                                                                         -------
Beverages - 0.2%
   Boston Beer Co., Inc., Class A *                            3,200          72
   Coca-Cola Bottling Co. Consolidated                         1,527          77
   Farmer Bros. Co.                                            2,200          49
   Green Mountain Coffee, Inc. *                               1,600          54
   Hansen Natural Corp. *                                      2,400         204
   Overland Beverage Distributing                                 20          --
   Peet's Coffee & Tea, Inc. *                                 4,700         155
                                                                         -------
                                                                             611
                                                                         -------
Biotechnology - 2.2%
   Aastrom Biosciences, Inc. *                                 34,500    $   108
   Alexion Pharmaceuticals, Inc. *                              9,300        214
   Applera Corp. (Celera Genomics Group) *                     24,200        266
   Arena Pharmaceuticals, Inc. *                               12,200         83
   Ariad Pharmaceuticals, Inc. *                               18,200        121
   Arqule, Inc. *                                               9,300         60
   Barrier Therapeutics, Inc. *                                 5,100         40
   Bio-Rad Laboratories, Inc., Class A *                        5,900        349
   Cambrex Corp.                                                8,700        166
   Cell Genesys, Inc. *                                        15,800         85
   CuraGen Corp. *                                             15,000         77
   Curis, Inc. *                                               16,700         65
   Decode Genetics, Inc. *                                     18,200        171
   Digene Corp. *                                               4,800        133
   Diversa Corp. *                                              7,300         38
   Encysive Pharmaceuticals, Inc. *                            19,400        210
   Enzo Biochem, Inc. *                                         8,307        149
   Enzon Pharmaceuticals, Inc. *                               15,300         99
   Exelixis, Inc. *                                            25,400        189
   Genitope Corp. *                                             8,200        105
   Geron Corp. *                                               17,200        133
   Human Genome Sciences, Inc. *                               41,933        486
   ICOS Corp. *                                                21,100        447
   Illumina, Inc. *                                            12,000        145
   Immunogen, Inc. *                                           12,600         73
   Incyte Corp. *                                              25,800        184
   Integra LifeSciences Holdings Corp. *                        7,000        204
   InterMune, Inc. *                                            8,700        113
   Keryx Biopharmaceuticals, Inc. *                             7,600        100
   Lexicon Genetics, Inc. *                                    21,500        106
   Lifecell Corp. *                                            10,100        160
   Martek Biosciences Corp. *                                  10,100        383
   Maxygen, Inc. *                                              8,000         55
   Momenta Pharmaceuticals, Inc. *                              2,900         57
   Myogen, Inc. *                                               5,800         41
   Myriad Genetics, Inc. *                                     10,100        158
   Nanogen, Inc. *                                             16,800         65
   Nektar Therapeutics *                                       27,300        460
   Northfield Laboratories, Inc. *                              8,100        116
   Orchid Cellmark, Inc. *                                      8,400         91
   Regeneron Pharmaceuticals, Inc. *                           11,900        100
   Savient Pharmaceuticals, Inc. *                             20,990         93


                                  NORTHERN FUNDS QUARTERLY REPORT 4 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   SMALL CAP INDEX FUND (continued)

                                                               NUMBER
                                                              OF SHARES    VALUE
                                                             ----------   ------
                                                                          (000S)
COMMON STOCKS - 98.8% - CONTINUED
Biotechnology - 2.2% - (continued)
   Seattle Genetics, Inc. *                                      9,900    $   53
   Serologicals Corp. *                                         11,700       249
   StemCells, Inc. *                                            21,100        89
   SuperGen, Inc. *                                             17,100        84
   Telik, Inc. *                                                16,800       273
   Transkaryotic Therapies, Inc. *                               9,300       340
   Vertex Pharmaceuticals, Inc. *                               31,200       525
   ViroLogic, Inc. *                                            37,000        92
                                                                          ------
                                                                           8,203
                                                                          ------
Building Materials - 1.0%
   Aaon, Inc. *                                                  3,400        61
   Apogee Enterprises, Inc.                                      9,700       149
   Comfort Systems USA, Inc. *                                  12,600        83
   Drew Industries, Inc. *                                       2,300       104
   Eagle Materials, Inc.                                         5,900       546
   ElkCorp                                                       6,507       186
   Genlyte Group, Inc. *                                         8,000       390
   Interline Brands, Inc. *                                      4,530        90
   Lennox International, Inc.                                   15,600       330
   LSI Industries, Inc.                                          7,112        99
   NCI Building Systems, Inc. *                                  7,200       236
   Simpson Manufacturing Co., Inc.                              12,200       373
   Texas Industries, Inc.                                        7,300       410
   Trex Co., Inc. *                                              3,400        87
   Universal Forest Products, Inc.                               5,200       216
   York International Corp.                                     13,500       513
                                                                          ------
                                                                           3,873
                                                                          ------
Chemicals - 1.6%
   American Vanguard Corp.                                       3,600        75
   Arch Chemicals, Inc.                                          7,500       187
   Balchem Corp.                                                 2,200        66
   Cabot Microelectronics Corp. *                                7,900       229
   Ferro Corp.                                                  14,050       279
   Fuller (H.B.) Co.                                             9,800       334
   Georgia Gulf Corp.                                           10,800       335
   Grace (W.R.) & Co. *                                         21,900       171
   Great Lakes Chemical Corp.                                   16,700       525
   Hercules, Inc. *                                             36,100       511
   Kronos Worldwide, Inc.                                        1,078        32
   MacDermid, Inc.                                              10,300       321
   Minerals Technologies, Inc.                                   6,600       406
   NewMarket Corp. *                                             5,000        74
   NL Industries, Inc.                                           2,600    $   40
   Octel Corp.                                                   4,200        76
   Olin Corp.                                                   22,800       416
   OM Group, Inc. *                                              9,400       232
   Pioneer Cos., Inc. *                                          3,900        86
   PolyOne Corp. *                                              30,800       204
   Schulman (A.), Inc.                                          10,600       190
   Sensient Technologies Corp.                                  15,200       313
   Spartech Corp.                                               11,100       198
   Stepan Co.                                                    1,800        40
   Symyx Technologies, Inc. *                                   10,400       291
   Terra Industries, Inc. *                                     28,700       195
   UAP Holding Corp.                                            10,100       168
   Wellman, Inc.                                                11,100       113
   Westlake Chemical Corp.                                       4,800       118
   Zoltek Cos., Inc. *                                           3,900        44
                                                                          ------
                                                                           6,269
                                                                          ------
Coal - 0.2%
   Alpha Natural Resources, Inc. *                               9,570       229
   Foundation Coal Holdings, Inc.                                7,570       196
   James River Coal Co. *                                        4,500       156
                                                                          ------
                                                                             581
                                                                          ------
Commercial Services - 4.8%
   Aaron Rents, Inc.                                            12,450       310
   ABM Industries, Inc.                                         12,148       237
   ACE Cash Express, Inc. *                                      3,400        87
   Administaff, Inc.                                             6,300       150
   Advance America Cash Advance Centers, Inc.                   22,610       362
   Advisory Board (The) Co. *                                    6,100       297
   Albany Molecular Research, Inc. *                             8,200       115
   Alderwoods Group, Inc. *                                     13,700       197
   AMN Healthcare Services, Inc. *                               4,200        63
   Arbitron, Inc.                                               10,100       433
   Bankrate, Inc. *                                              3,400        68
   Banta Corp.                                                   8,150       370
   BearingPoint, Inc. *                                         58,800       431
   Bowne & Co., Inc.                                            11,500       166
   Bright Horizons Family Solutions, Inc. *                      9,000       366
   CDI Corp.                                                     4,100        90
   Central Parking Corp.                                         6,150        85
   Century Business Services, Inc. *                            22,100        90
   Cenveo, Inc. *                                               16,670       126


EQUITY FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 98.8% - CONTINUED
Commercial Services - 4.8% - (continued)
   Chemed Corp.                                                 8,500    $   347
   Clark, Inc.                                                  5,600         80
   Coinstar, Inc. *                                             7,900        179
   Consolidated Graphics, Inc. *                                3,700        151
   Corinthian Colleges, Inc. *                                 28,800        368
   Corrections Corp. of America *                              12,810        503
   Corvel Corp. *                                               2,250         57
   CoStar Group, Inc. *                                         5,500        240
   CRA International, Inc. *                                    3,400        183
   Cross Country Healthcare, Inc. *                             9,800        167
   DeVry, Inc. *                                               18,600        370
   DiamondCluster International, Inc. *                         9,100        103
   Dollar Thrifty Automotive Group *                            8,500        323
   Educate, Inc. *                                              5,300         75
   Electro Rent Corp. *                                         5,874         85
   Euronet Worldwide, Inc. *                                   10,300        299
   Exponent, Inc. *                                             2,500         71
   First Advantage Corp., Class A *                             1,400         33
   Forrester Research, Inc. *                                   4,900         87
   FTI Consulting, Inc. *                                      14,425        301
   Gartner, Inc., Class A *                                    18,900        201
   Geo Group, Inc. *                                            3,100         78
   Gevity HR, Inc.                                              9,400        188
   Greg Manning Auctions, Inc. *                                2,300         27
   Healthcare Services Group                                    9,025        181
   Heidrick & Struggles International, Inc. *                   6,600        172
   Hooper Holmes, Inc.                                         20,000         83
   Hudson Highland Group, Inc. *                                7,100        111
   Huron Consulting Group, Inc. *                               1,800         42
   iPayment, Inc. *                                             4,100        150
   Jackson Hewitt Tax Service, Inc.                            12,600        298
   Kelly Services, Inc., Class A                                5,429        155
   Kforce, Inc. *                                              11,200         95
   Korn/Ferry International *                                  10,700        190
   Labor Ready, Inc. *                                         13,600        317
   Landauer, Inc.                                               3,000        156
   Learning Tree International, Inc. *                          3,200         38
   LECG Corp. *                                                 4,300         91
   MAXIMUS, Inc.                                                6,100        215
   McGrath Rentcorp                                             6,864        163
   Midas, Inc. *                                                5,200        120
   Monro Muffler, Inc. *                                        3,300         97
   Morningstar, Inc. *                                          2,400    $    68
   MPS Group, Inc. *                                           34,400        324
   Navigant Consulting, Inc. *                                 16,400        290
   NCO Group, Inc. *                                           10,850        235
   Odyssey Marine Exploration, Inc. *                          12,500         62
   Parexel International Corp. *                                8,900        177
   PHH Corp. *                                                 17,500        450
   PRA International *                                          3,300         88
   Pre-Paid Legal Services, Inc.                                3,200        143
   PRG-Schultz International, Inc. *                           15,350         43
   Providence Service Corp. (The)                               2,730         68
   Quanta Services, Inc. *                                     38,900        342
   Rent-Way, Inc. *                                             9,087         89
   Resources Connection, Inc. *                                15,300        355
   Rollins, Inc.                                               10,000        200
   Senomyx, Inc. *                                              7,140        118
   SFBC International, Inc. *                                   5,750        222
   Sotheby's Holdings, Inc., Class A *                         13,100        179
   Source Interlink Cos., Inc. *                               11,400        141
   SOURCECORP, Inc. *                                           5,400        107
   Spherion Corp. *                                            20,130        133
   Startek, Inc.                                                3,600         59
   Stewart Enterprises, Inc., Class A                          35,200        230
   Strayer Education, Inc.                                      4,900        423
   TeleTech Holdings, Inc. *                                   12,300        100
   TNS, Inc. *                                                  3,800         89
   United Rentals, Inc. *                                      22,300        451
   Universal Technical Institute, Inc. *                        7,200        239
   Valassis Communications, Inc. *                             16,127        598
   Vertrue, Inc. *                                              2,300         90
   Viad Corp.                                                   6,800        193
   Volt Information Sciences, Inc. *                            2,550         61
   Watson Wyatt & Co. Holdings                                 10,600        272
   Wright Express *                                            13,490        249
                                                                         -------
                                                                          18,121
                                                                         -------
Computers - 2.6%
   3D Systems Corp. *                                           4,200        101
   Advanced Digital Information Corp. *                        21,700        165
   Agilysys, Inc.                                               8,987        141
   Ansoft Corp. *                                               2,400         58
   Anteon International Corp. *                                 8,900        406
   Brocade Communications Systems, Inc. *                      85,000        330


                                  NORTHERN FUNDS QUARTERLY REPORT 6 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   SMALL CAP INDEX FUND (continued)

                                                                NUMBER
                                                              OF SHARES    VALUE
                                                              ---------   ------
                                                                          (000S)
COMMON STOCKS - 98.8% - CONTINUED
Computers - 2.6% - (continued)
   Catapult Communications Corp. *                               3,500    $   60
   CIBER, Inc. *                                                17,000       136
   COMSYS IT Partners, Inc. *                                    3,700        63
   Covansys Corp. *                                              9,400       121
   Cyberguard Corp. *                                            7,500        45
   Dot Hill Systems Corp. *                                     15,300        80
   Echelon Corp. *                                               9,200        63
   Electronics for Imaging, Inc. *                              17,800       375
   Factset Research Systems, Inc.                               10,950       392
   Gateway, Inc. *                                              81,200       268
   Henry (Jack) & Associates, Inc.                              24,300       445
   Hutchinson Technology, Inc. *                                 8,115       312
   iGate Corp. *                                                 7,100        25
   Imation Corp.                                                10,800       419
   Integral Systems, Inc. of Maryland                            2,950        67
   Intergraph Corp. *                                            9,500       327
   InterVoice, Inc. *                                           13,000       112
   Kanbay International, Inc. *                                  8,400       194
   Komag, Inc. *                                                 9,400       267
   Kronos, Inc. *                                               10,318       417
   Lexar Media, Inc. *                                          26,800       132
   Magma Design Automation, Inc. *                              11,900        99
   Manhattan Associates, Inc. *                                  9,400       181
   Maxtor Corp. *                                               81,300       423
   McData Corp., Class A *                                      40,200       161
   Mentor Graphics Corp. *                                      25,000       256
   Mercury Computer Systems, Inc. *                              7,000       192
   Micros Systems, Inc. *                                       12,600       564
   Mobility Electronics, Inc. *                                  9,300        85
   MTS Systems Corp.                                             6,800       228
   Ness Technologies, Inc. *                                     5,400        57
   Netscout Systems, Inc. *                                      7,300        48
   PalmOne, Inc. *                                              13,451       400
   PAR Technology Corp. *                                        1,500        48
   Perot Systems Corp., Class A *                               25,900       368
   Quantum Corp. *                                              59,100       176
   Radiant Systems, Inc. *                                       7,900        90
   Radisys Corp. *                                               6,200       100
   Rimage Corp. *                                                3,500        74
   SI International, Inc. *                                      3,400       102
   Silicon Storage Technology, Inc. *                           26,500       107
   Stratasys, Inc. *                                             3,050       100
   SYKES Enterprises, Inc. *                                     9,100    $   86
   Synaptics, Inc. *                                             7,800       167
   Syntel, Inc.                                                  2,200        35
   Talx Corp.                                                    6,405       185
   Tyler Technologies, Inc. *                                   12,000        91
                                                                          ------
                                                                           9,944
                                                                          ------
Cosmetics/Personal Care - 0.2%
   Chattem, Inc. *                                               5,700       236
   Elizabeth Arden, Inc. *                                       8,700       203
   Inter Parfums, Inc.                                           1,800        35
   Parlux Fragrances, Inc. *                                     2,200        61
   Revlon, Inc., Class A *                                      47,900       147
                                                                          ------
                                                                             682
                                                                          ------
Distribution/Wholesale - 1.1%
   Aviall, Inc. *                                               10,500       332
   Beacon Roofing Supply, Inc. *                                 4,900       129
   Bell Microproducts, Inc. *                                   10,100        95
   BlueLinx Holdings, Inc.                                       2,600        27
   Brightpoint, Inc. *                                           6,300       140
   Building Material Holding Corp.                               4,600       319
   Central European Distribution Corp. *                         4,600       172
   Handleman Co.                                                 7,300       120
   Hughes Supply, Inc.                                          21,200       596
   Huttig Building Products, Inc. *                              3,700        40
   LKQ Corp. *                                                   4,900       133
   Navarre Corp. *                                               8,900        71
   NuCo2, Inc. *                                                 3,800        97
   Owens & Minor, Inc.                                          12,962       419
   Scansource, Inc. *                                            4,300       185
   Timco Aviation Services, Inc. *                                   1        --
   United Stationers, Inc. *                                    10,992       540
   Watsco, Inc.                                                  6,850       292
   WESCO International, Inc. *                                  10,200       320
                                                                          ------
                                                                           4,027
                                                                          ------
Diversified Financial Services - 1.7%
   Accredited Home Lenders Holding Co. *                         5,900       260
   Advanta Corp., Class B                                        6,500       183
   ARCHIPELAGO Holdings, Inc.*                                   9,400       367
   Asset Acceptance Capital Corp. *                              3,300        86
   Asta Funding, Inc.                                            3,600       100
   BKF Capital Group, Inc.                                       2,400        91
   Calamos Asset Management, Inc., Class A                       7,400       202


EQUITY FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                               NUMBER
                                                              OF SHARES    VALUE
                                                              ---------   ------
                                                                          (000S)
COMMON STOCKS - 98.8% - CONTINUED
Diversified Financial Services - 1.7% - (continued)
   Charter Municipal Mortgage Acceptance Co.                    13,900    $  305
   Cityscape Financial Corp. *                                   3,800        --
   Cohen & Steers, Inc.                                          2,300        47
   Collegiate Funding Services, Inc. *                           5,300        77
   CompuCredit Corp. *                                           6,900       237
   Credit Acceptance Corp. *                                     3,300        49
   Doral Financial Corp.                                        27,600       457
   Encore Capital Group, Inc. *                                  5,000        85
   eSPEED, Inc., Class A *                                       7,600        68
   Federal Agricultural Mortgage Corp., Class C                  3,900        86
   Financial Federal Corp.                                       5,700       220
   Gabelli Asset Management, Inc., Class A                       2,500       110
   GFI Group, Inc.                                               2,220        79
   Greenhill & Co., Inc.                                         4,200       170
   International Securities Exchange, Inc. *                     3,300        83
   Investment Technology Group, Inc. *                          12,700       267
   Knight Capital Group, Inc., Class A *                        34,500       263
   LaBranche & Co., Inc. *                                      17,300       109
   MarketAxess Holdings, Inc. *                                  7,900        89
   Metris Cos., Inc. *                                          19,200       278
   Nasdaq Stock Market, Inc. (The) *                            14,900       281
   National Financial Partners Corp.                            11,299       442
   optionsXpress Holdings, Inc.                                  6,430        98
   Piper Jaffray Cos. *                                          6,600       201
   Portfolio Recovery Associates, Inc. *                         5,300       223
   Sanders Morris Harris Group, Inc.                             3,800        65
   Stifel Financial Corp. *                                      2,333        56
   SWS Group, Inc.                                               5,077        87
   TradeStation Group, Inc. *                                    7,100        61
   Waddell & Reed Financial, Inc., Class A                      24,000       444
   World Acceptance Corp. *                                      6,500       195
                                                                          ------
                                                                           6,521
                                                                          ------
Electric - 1.6%
   Allete, Inc.                                                  8,000       399
   Aquila, Inc. *                                               77,900       281
   Avista Corp.                                                 16,000       297
   Black Hills Corp.                                            11,000       405
   Calpine Corp. *                                             176,400       600
   Central Vermont Public Service Corp.                          4,200        78
   CH Energy Group, Inc.                                         5,100       248
   Cleco Corp.                                                  16,700       360
   Duquesne Light Holdings, Inc.                                24,900       465
   El Paso Electric Co. *                                       16,000    $  327
   Empire District Electric (The) Co.                            8,000       192
   Idacorp, Inc.                                                13,500       414
   MGE Energy, Inc.                                              6,225       227
   NorthWestern Corp.                                           12,100       381
   Ormat Technologies, Inc.                                      2,700        52
   Otter Tail Corp.                                              9,000       246
   Sierra Pacific Resources *                                   38,988       485
   UIL Holdings Corp.                                            4,500       242
   Unisource Energy Corp.                                       11,120       342
                                                                          ------
                                                                           6,041
                                                                          ------
Electrical Components & Equipment - 0.7%
   Advanced Energy Industries, Inc. *                            7,600        60
   American Superconductor Corp. *                              11,200       103
   Artesyn Technologies, Inc. *                                 12,891       112
   Belden CDT, Inc.                                             15,112       320
   C&D Technologies, Inc.                                        8,500        78
   Color Kinetics, Inc. *                                        3,600        38
   Encore Wire Corp. *                                           5,200        60
   Energy Conversion Devices, Inc. *                             7,100       159
   EnerSys *                                                    14,100       192
   General Cable Corp. *                                        13,400       199
   GrafTech International Ltd. *                                32,100       138
   Intermagnetics General Corp. *                                9,193       283
   Littelfuse, Inc. *                                            7,200       201
   Medis Technologies Ltd. *                                     5,196        86
   Powell Industries, Inc. *                                     2,300        43
   Power-One, Inc. *                                            23,300       147
   Superior Essex, Inc. *                                        6,050       107
   Ultralife Batteries, Inc. *                                   5,000        81
   Universal Display Corp. *                                     8,300        85
   Valence Technology, Inc. *                                   15,300        43
   Vicor Corp.                                                   6,800        93
   Wilson Greatbatch Technologies, Inc. *                        6,900       165
                                                                          ------
                                                                           2,793
                                                                          ------
Electronics - 2.2%
   American Science & Engineering, Inc. *                        2,800       124
   Analogic Corp.                                                4,200       211
   Badger Meter, Inc.                                            1,600        66
   BEI Technologies, Inc.                                        3,600        96
   Bel Fuse, Inc., Class B                                       3,600       110
   Benchmark Electronics, Inc. *                                13,342       406


                                  NORTHERN FUNDS QUARTERLY REPORT 8 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   SMALL CAP INDEX FUND (continued)

                                                                NUMBER
                                                              OF SHARES    VALUE
                                                              ---------   ------
                                                                          (000S)
COMMON STOCKS - 98.8% - CONTINUED
Electronics - 2.2% - (continued)
   Brady Corp., Class A                                         13,838    $  429
   Checkpoint Systems, Inc. *                                   12,600       223
   Cogent, Inc. *                                                7,000       200
   Coherent, Inc. *                                             10,200       367
   CTS Corp.                                                    11,880       146
   Cubic Corp.                                                   5,000        89
   Cymer, Inc. *                                                11,600       306
   Daktronics, Inc.                                              5,200       104
   Dionex Corp. *                                                6,400       279
   Electro Scientific Industries, Inc. *                         9,400       168
   Excel Technology, Inc. *                                      3,800        92
   Fargo Electronics, Inc. *                                     4,400        88
   Faro Technologies, Inc. *                                     3,800       104
   FEI Co. *                                                     8,100       185
   Identix, Inc. *                                              30,100       151
   II-VI, Inc. *                                                 7,400       136
   International DisplayWorks, Inc. *                           10,800        86
   Ionatron, Inc. *                                              7,040        60
   Itron, Inc. *                                                 7,400       331
   Keithley Instruments, Inc.                                    4,300        66
   Kemet Corp. *                                                28,400       179
   LaBarge, Inc.                                                 3,600        65
   LeCroy Corp. *                                                4,400        60
   Lo-Jack Corp. *                                               5,900       104
   Measurement Specialties, Inc. *                               4,100        95
   Methode Electronics, Inc.                                    11,742       139
   Metrologic Instruments, Inc. *                                4,300        54
   Molecular Devices Corp. *                                     5,800       125
   Multi-Fineline Electronix, Inc. *                             2,400        44
   OSI Systems, Inc. *                                           5,300        84
   Park Electrochemical Corp.                                    6,000       151
   Paxar Corp. *                                                11,920       212
   Photon Dynamics, Inc. *                                       5,500       113
   Plexus Corp. *                                               14,100       201
   Rofin-Sinar Technologies, Inc. *                              5,200       171
   Rogers Corp. *                                                5,500       223
   Sonic Solutions *                                             8,200       153
   Spatialight, Inc. *                                          10,200        58
   Sypris Solutions, Inc.                                        1,900        23
   Taser International, Inc. *                                  20,000       201
   Technitrol, Inc.                                             13,300       188
   TTM Technologies, Inc. *                                     13,500       103
   Varian, Inc. *                                               11,400    $  431
   Viisage Technology, Inc. *                                   11,500        52
   Watts Industries, Inc., Class A                               8,600       288
   Woodward Governor Co.                                         3,200       269
   X-Rite, Inc.                                                  7,100        82
                                                                          ------
                                                                           8,491
                                                                          ------
Energy - Alternate Sources - 0.4%
   Danielson Holdings Corp. *                                   29,600       360
   Evergreen Solar, Inc. *                                      13,400        86
   FuelCell Energy, Inc. *                                      14,900       152
   Headwaters, Inc. *                                           13,700       471
   KFX, Inc. *                                                  19,600       280
   Plug Power, Inc. *                                           15,171       104
   Quantum Fuel Systems Technologies Worldwide, Inc. *          15,600        78
   Syntroleum Corp. *                                           13,100       135
                                                                          ------
                                                                           1,666
                                                                          ------
Engineering & Construction - 0.7%
   Dycom Industries, Inc. *                                     15,700       311
   EMCOR Group, Inc. *                                           5,200       254
   Granite Construction, Inc.                                   11,362       319
   Infrasource Services, Inc. *                                  3,400        35
   Insituform Technologies, Inc., Class A *                      9,300       149
   Layne Christensen Co. *                                       3,000        60
   Perini Corp. *                                                5,700        94
   Shaw Group (The), Inc. *                                     24,900       536
   URS Corp. *                                                  13,600       508
   Washington Group International, Inc. *                        8,700       445
                                                                          ------
                                                                           2,711
                                                                          ------
Entertainment - 1.0%
   Alliance Gaming Corp. *                                      16,400       230
   Argosy Gaming Co. *                                           9,300       434
   Bluegreen Corp. *                                             6,600       115
   Carmike Cinemas, Inc.                                         3,800       117
   Churchill Downs, Inc.                                         2,400       102
   Dover Downs Gaming & Entertainment, Inc.                      2,930        39
   Gaylord Entertainment Co. *                                  12,800       595
   Great Wolf Resorts, Inc. *                                    8,160       167
   Isle of Capri Casinos, Inc. *                                 5,000       131
   Lakes Gaming, Inc. *                                          5,400        83
   Macrovision Corp. *                                          16,300       367
   Magna Entertainment Corp., Class A *                         13,600        77


EQUITY FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                                NUMBER
                                                              OF SHARES    VALUE
                                                              ---------   ------
                                                                          (000S)
COMMON STOCKS - 98.8% - CONTINUED
Entertainment - 1.0% - (continued)
   Mikohn Gaming Corp. *                                         7,700    $  113
   Pinnacle Entertainment, Inc. *                               13,500       264
   Shuffle Master, Inc. *                                       11,750       329
   Six Flags, Inc. *                                            30,400       141
   Speedway Motorsports, Inc.                                    5,400       197
   Steinway Musical Instruments *                                2,000        59
   Sunterra Corp. *                                              6,600       107
   Vail Resorts, Inc. *                                         10,300       290
                                                                          ------
                                                                           3,957
                                                                          ------
Environmental Control - 0.6%
   Aleris International, Inc. *                                  9,600       216
   American Ecology Corp.                                        4,400        79
   Calgon Carbon Corp.                                          11,300       100
   Casella Waste Systems, Inc., Class A *                        6,600        79
   Clean Harbors, Inc. *                                         5,100       111
   Darling International, Inc. *                                22,300        84
   Duratek, Inc. *                                               4,800       111
   Metal Management, Inc.                                        7,500       145
   Mine Safety Appliances Co.                                    9,200       425
   Tetra Tech, Inc. *                                           17,591       238
   Waste Connections, Inc. *                                    15,050       561
   Waste Services, Inc. *                                       18,800        72
                                                                          ------
                                                                           2,221
                                                                          ------
Food - 1.4%
   American Italian Pasta Co., Class A                           5,500       116
   Arden Group, Inc., Class A                                      500        40
   Chiquita Brands International, Inc.                          13,300       365
   Corn Products International, Inc.                            24,100       573
   Flowers Foods, Inc.                                          11,150       394
   Gold Kist, Inc. *                                            17,200       371
   Great Atlantic & Pacific Tea Co. *                            5,600       163
   Hain Celestial Group, Inc. *                                 10,100       197
   Ingles Markets, Inc., Class A                                 3,000        41
   J & J Snack Foods Corp.                                       2,000       105
   Lance, Inc.                                                   9,000       155
   M & F Worldwide Corp. *                                       3,600        48
   Nash Finch Co.                                                4,500       165
   Pathmark Stores, Inc. *                                      10,600        93
   Performance Food Group Co. *                                 15,600       471
   Ralcorp Holdings, Inc. *                                      9,600       395
   Ruddick Corp.                                                10,500       268
   Sanderson Farms, Inc.                                         6,100       277
   Sanfilippo (John B.) & Son *                                  2,100    $   48
   Seaboard Corp.                                                  120       200
   Spartan Stores, Inc. *                                        7,100       104
   Tootsie Roll Industries, Inc.                                 7,600       222
   United Natural Foods, Inc. *                                 13,600       413
   Weis Markets, Inc.                                            4,200       163
   Wild Oats Markets, Inc. *                                     9,850       113
                                                                          ------
                                                                           5,500
                                                                          ------
Forest Products & Paper - 0.7%
   Bowater, Inc.                                                17,800       576
   Buckeye Technologies, Inc. *                                  9,400        75
   Caraustar Industries, Inc. *                                 10,100       106
   Deltic Timber Corp.                                           3,300       125
   Glatfelter Co.                                               14,500       180
   Longview Fibre Co.                                           17,100       351
   Mercer International, Inc. *                                  8,200        60
   Neenah Paper, Inc.                                            5,100       158
   Potlatch Corp.                                                9,300       487
   Rock-Tenn Co., Class A                                        9,140       116
   Schweitzer-Mauduit International, Inc.                        5,000       156
   Wausau-Mosinee Paper Corp.                                   14,742       177
   Xerium Technologies, Inc. *                                   3,500        41
                                                                          ------
                                                                           2,608
                                                                          ------
Gas - 0.9%
   Cascade Natural Gas Corp.                                     4,100        84
   EnergySouth, Inc.                                             2,250        62
   Laclede Group (The), Inc.                                     6,700       213
   New Jersey Resources Corp.                                    9,050       437
   NICOR, Inc.                                                  14,200       584
   Northwest Natural Gas Co.                                     9,250       354
   Peoples Energy Corp.                                         12,200       530
   South Jersey Industries, Inc.                                 4,413       270
   Southwest Gas Corp.                                          12,900       329
   WGL Holdings, Inc.                                           15,600       525
                                                                          ------
                                                                           3,388
                                                                          ------
Hand/Machine Tools - 0.5%
   Baldor Electric Co.                                          10,853       264
   Franklin Electric Co., Inc.                                   6,900       266
   Kennametal, Inc.                                             12,100       555
   Lincoln Electric Holdings, Inc.                              12,300       408
   Regal-Beloit Corp.                                            8,341       243
                                                                          ------
                                                                           1,736
                                                                          ------


                                 NORTHERN FUNDS QUARTERLY REPORT 10 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   SMALL CAP INDEX FUND (continued)

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 98.8% - CONTINUED
Healthcare - Products - 3.5%
   Abaxis, Inc. *                                               6,400    $    70
   Abiomed, Inc. *                                              6,700         57
   Adeza Biomedical Corp. *                                     1,800         31
   Advanced Neuromodulation Systems, Inc. *                     6,650        264
   Align Technology, Inc. *                                    20,600        152
   American Medical Systems Holdings, Inc. *                   22,900        473
   Angiodynamics, Inc. *                                        1,000         22
   Animas Corp. *                                               3,600         72
   Arrow International, Inc.                                    6,800        217
   Arthrocare Corp. *                                           7,700        269
   Aspect Medical Systems, Inc. *                               5,500        164
   Biosite, Inc. *                                              5,400        297
   Bruker BioSciences Corp. *                                  10,564         42
   Caliper Life Sciences, Inc. *                                7,600         43
   Candela Corp. *                                              7,900         82
   Cantel Medical Corp. *                                       3,800         62
   Cepheid, Inc. *                                             14,700        108
   Conmed Corp. *                                               9,925        305
   Cyberonics, Inc. *                                           6,800        295
   Datascope Corp.                                              3,800        127
   Diagnostic Products Corp.                                    7,400        350
   DJ Orthopedics, Inc. *                                       6,700        184
   Encore Medical Corp. *                                      13,500         75
   EPIX Medical, Inc. *                                         7,900         70
   Foxhollow Technologies, Inc. *                               4,300        165
   Haemonetics Corp. of Massachusetts *                         8,200        333
   HealthTronics Surgical Services, Inc. *                     11,400        148
   Hologic, Inc. *                                              6,900        274
   ICU Medical, Inc. *                                          4,200        135
   Immucor, Inc. *                                             15,087        437
   Intralase Corp., *                                           4,600         90
   Intuitive Surgical, Inc. *                                  11,500        536
   Invacare Corp.                                               9,712        431
   Inverness Medical Innovations, Inc. *                        5,300        145
   IRIS International, Inc. *                                   5,600        100
   Kensey Nash Corp. *                                          3,400        103
   Kyphon, Inc. *                                               9,700        337
   Laserscope *                                                 6,600        273
   LCA-Vision, Inc.                                             6,550        317
   Lifeline Systems, Inc. *                                     3,700        119
   Luminex Corp. *                                              8,100         80
   Mentor Corp.                                                10,300        427
   Merge Technologies, Inc. *                                   4,200    $    79
   Meridian Bioscience, Inc.                                    4,100         78
   Merit Medical Systems, Inc. *                                8,367        129
   Neurometrix, Inc. *                                          2,200         44
   NuVasive, Inc. *                                             5,400         90
   Oakley, Inc.                                                 8,500        145
   OraSure Technologies, Inc. *                                15,100        151
   Palomar Medical Technologies, Inc. *                         5,700        136
   PolyMedica Corp.                                             8,900        317
   PSS World Medical, Inc. *                                   21,750        271
   Somanetics Corp. *                                           3,500         79
   SonoSite, Inc. *                                             5,300        164
   Steris Corp.                                                22,300        575
   SurModics, Inc. *                                            5,000        217
   Sybron Dental Specialties, Inc. *                           13,400        504
   Symmetry Medical, Inc. *                                     3,070         72
   Thermogenesis Corp. *                                       15,800         69
   Thoratec Corp. *                                            15,985        245
   TriPath Imaging, Inc. *                                      9,200         79
   Ventana Medical Systems, Inc. *                             10,400        418
   Viasys Healthcare, Inc. *                                   10,000        226
   Vital Images, Inc. *                                         4,400         79
   Vital Signs, Inc.                                            1,900         82
   Vnus Medical Technologies, Inc. *                            2,300         28
   West Pharmaceutical Services, Inc.                           9,752        273
   Wright Medical Group, Inc. *                                 9,200        246
   Young Innovations, Inc.                                      1,400         52
   Zoll Medical Corp. *                                         3,300         84
                                                                         -------
                                                                          13,213
                                                                         -------
Healthcare - Services - 2.0%
   Alliance Imaging, Inc. *                                     4,600         48
   Allied Healthcare International, Inc. *                      8,800         62
   Amedisys, Inc. *                                             5,300        195
   America Service Group, Inc. *                                3,950         63
   American Dental Partners, Inc. *                             2,200         54
   American Healthways, Inc. *                                 10,600        448
   American Retirement Corp. *                                  9,300        136
   Amsurg Corp. *                                              10,000        277
   Apria Healthcare Group, Inc. *                              15,700        544
   Beverly Enterprises, Inc. *                                 35,200        448
   Bio-Reference Labs, Inc. *                                   2,800         39
   Centene Corp. *                                             13,400        450


EQUITY FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                                NUMBER
                                                              OF SHARES    VALUE
                                                              ---------   ------
                                                                          (000S)
COMMON STOCKS - 98.8% - CONTINUED
Healthcare - Services - 2.0% - (continued)
   Genesis HealthCare Corp. *                                    6,350    $  294
   Gentiva Health Services, Inc. *                               8,000       143
   Horizon Health Corp. *                                        3,700        87
   Kindred Healthcare, Inc. *                                    9,100       360
   LabOne, Inc. *                                                5,900       235
   Magellan Health Services, Inc. *                              8,600       304
   Matria Healthcare, Inc. *                                     5,400       174
   Medcath Corp. *                                               2,700        75
   Molina Healthcare, Inc. *                                     3,400       150
   National Healthcare Corp.                                     2,300        81
   OCA, Inc. *                                                  14,100        27
   Odyssey HealthCare, Inc. *                                   11,675       168
   Option Care, Inc.                                             7,700       109
   PainCare Holdings, Inc. *                                    15,000        65
   Pediatrix Medical Group, Inc. *                               7,400       544
   Psychiatric Solutions, Inc. *                                 6,800       331
   Radiation Theraphy Services, Inc. *                           3,800       101
   RehabCare Group, Inc. *                                       5,300       142
   Res-Care, Inc. *                                              6,000        81
   Specialty Laboratories *                                      2,500        21
   Sunrise Senior Living, Inc. *                                 5,300       286
   Symbion, Inc. *                                               5,200       124
   U.S. Physical Therapy, Inc. *                                 4,300        82
   United Surgical Partners International, Inc. *                9,600       500
   VistaCare, Inc., Class A *                                    3,900        72
   WellCare Health Plans, Inc. *                                 5,800       206
                                                                          ------
                                                                           7,526
                                                                          ------
Holding Companies - Diversified - 0.2%
   Resource America, Inc., Class A                               5,400       208
   Walter Industries, Inc.                                      12,000       482
                                                                          ------
                                                                             690
                                                                          ------
Home Builders - 0.7%
   Brookfield Homes Corp.                                        5,000       228
   Champion Enterprises, Inc. *                                 24,608       245
   Coachmen Industries, Inc.                                     4,900        61
   Comstock Homebuilding Cos., Inc., Class A *                   1,900        46
   Fleetwood Enterprises, Inc. *                                17,900       182
   Levitt Corp., Class A                                         5,000       150
   M/I Homes, Inc.                                               4,100       222
   Monaco Coach Corp.                                            9,200       158
   Orleans Homebuilders, Inc.                                    1,200        28
   Palm Harbor Homes, Inc. *                                     3,112        59
   Skyline Corp.                                                 2,100    $   84
   Technical Olympic USA, Inc.                                   5,200       126
   Thor Industries, Inc.                                        11,496       361
   WCI Communities, Inc. *                                      11,100       355
   William Lyon Homes, Inc. *                                      900        87
   Winnebago Industries, Inc.                                   10,600       347
                                                                          ------
                                                                           2,739
                                                                          ------
Home Furnishings - 0.6%
   American Woodmark Corp.                                       3,900       117
   Bassett Furniture Industries, Inc.                            3,500        66
   DTS, Inc. *                                                   5,800       104
   Ethan Allen Interiors, Inc.                                  10,900       365
   Furniture Brands International, Inc.                         15,700       339
   Hooker Furniture Corp.                                        3,000        52
   Kimball International, Inc., Class B                          6,256        83
   La-Z-Boy, Inc.                                               16,700       243
   Maytag Corp.                                                 25,500       399
   Stanley Furniture Co., Inc.                                   4,700       116
   TiVo, Inc. *                                                 17,600       118
   Universal Electronics, Inc. *                                 4,900        81
                                                                          ------
                                                                           2,083
                                                                          ------
Household Products/Wares - 0.9%
   Blyth, Inc.                                                   8,500       238
   Central Garden and Pet Co. *                                  6,100       300
   CNS, Inc.                                                     4,900       112
   CSS Industries, Inc.                                          2,000        68
   Ennis Business Forms, Inc.                                    9,000       163
   Fossil, Inc. *                                               16,100       365
   Harland (John H.) Co.                                         9,300       353
   Jarden Corp. *                                                9,400       507
   Playtex Products, Inc. *                                     12,200       131
   Russ Berrie & Co., Inc.                                       3,200        41
   Standard Register (The) Co.                                   4,800        76
   Tupperware Corp.                                             17,000       397
   Water Pik Technologies, Inc. *                                3,400        65
   WD-40 Co.                                                     5,870       164
   Yankee Candle Co., Inc.                                      15,000       482
                                                                          ------
                                                                           3,462
                                                                          ------
Housewares - 0.1%
   Libbey, Inc.                                                  4,400        69
   Lifetime Hoan Corp.                                           2,700        53


                                 NORTHERN FUNDS QUARTERLY REPORT 12 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   SMALL CAP INDEX FUND (continued)

                                                                NUMBER
                                                              OF SHARES    VALUE
                                                              ---------   ------
                                                                          (000S)
COMMON STOCKS - 98.8% - CONTINUED
Housewares - 0.1% - (continued)
   National Presto Industries, Inc.                              1,700    $   75
                                                                          ------
                                                                             197
                                                                          ------
Insurance - 2.2%
   21st Century Insurance Group                                  9,400       139
   Affirmative Insurance Holdings, Inc.                          3,600        57
   Alfa Corp.                                                   10,800       159
   American Equity Investment Life Holding Co.                  11,300       134
   American Physicians Capital, Inc. *                           2,700       100
   Argonaut Group, Inc. *                                        8,800       203
   Baldwin & Lyons, Inc., Class B                                2,650        64
   Bristol West Holdings, Inc.                                   5,500       101
   Ceres Group, Inc. *                                           9,500        58
   Citizens, Inc. of Texas *                                    11,326        69
   CNA Surety Corp. *                                            5,600        83
   Crawford & Co., Class B                                       6,400        47
   Delphi Financial Group, Inc., Class A                         8,778       388
   Direct General Corp.                                          5,600       104
   Donegal Group, Inc., Class A                                  2,533        51
   Enstar Group, Inc. *                                          1,100        75
   FBL Financial Group, Inc., Class A                            4,100       113
   First Acceptance Corp. *                                      5,700        54
   FPIC Insurance Group, Inc. *                                  3,600       106
   Great American Financial Resources, Inc.                      2,360        47
   Harleysville Group, Inc.                                      4,200        88
   Hilb, Rogal & Hamilton Co.                                   10,100       347
   Horace Mann Educators Corp.                                  14,100       265
   Independence Holding Co.                                      1,980        35
   Infinity Property & Casualty Corp.                            7,000       244
   Kansas City Life Insurance Co.                                1,300        62
   KMG America Corp. *                                           5,930        59
   Landamerica Financial Group, Inc.                             5,800       344
   Midland (The) Co.                                             3,100       109
   National Western Life Insurance Co., Class A *                  700       136
   Navigators Group, Inc. *                                      2,600        90
   Odyssey Re Holdings Corp.                                     4,500       111
   Ohio Casualty Corp.                                          20,800       503
   Phoenix Companies, Inc.                                      31,900       380
   PMA Capital Corp., Class A *                                 11,000        97
   Presidential Life Corp.                                       6,800       116
   ProAssurance Corp. *                                          8,946       374
   RLI Corp.                                                     7,626       340
   Safety Insurance Group, Inc.                                  4,100       138
   Selective Insurance Group, Inc.                               9,500    $  471
   State Auto Financial Corp.                                    4,400       137
   Stewart Information Services Corp.                            5,800       244
   Tower Group, Inc.                                             6,100        95
   Triad Guaranty, Inc. *                                        3,200       161
   UICI                                                         11,500       342
   United Fire & Casualty Co.                                    5,100       227
   Universal American Financial Corp. *                          8,600       195
   USI Holdings Corp. *                                         13,800       178
   Zenith National Insurance Corp.                               5,000       339
                                                                          ------
                                                                           8,379
                                                                          ------
Internet - 3.4%
   1-800 Contacts, Inc. *                                        2,400        46
   1-800-FLOWERS.COM, Inc., Class A *                            9,200        65
   Agile Software Corp. *                                       17,200       108
   Alloy, Inc. *                                                12,000        62
   Applied Digital Solutions, Inc. *                            18,760        62
   Aquantive, Inc. *                                            17,800       315
   Arbinet-thexchange, Inc. *                                    1,900        13
   Ariba, Inc. *                                                22,354       130
   AsiaInfo Holdings, Inc. *                                    13,000        72
   Audible, Inc. *                                               8,100       141
   Autobytel.com, Inc. *                                        14,600        71
   Avocent Corp. *                                              15,700       410
   Blue Coat Systems, Inc. *                                     3,700       111
   Blue Nile, Inc. *                                             4,500       147
   Click Commerce, Inc. *                                        2,800        64
   CMGI, Inc. *                                                152,100       287
   CNET Networks, Inc. *                                        41,900       492
   CyberSource Corp. *                                          10,100        74
   Digital Insight Corp. *                                      11,600       277
   Digital River, Inc. *                                        11,100       352
   Digitas, Inc. *                                              28,400       324
   DoubleClick, Inc. *                                          40,100       336
   Drugstore.com, Inc. *                                        23,000        96
   E-Loan, Inc. *                                               19,300        64
   E.piphany, Inc. *                                            24,000        84
   Earthlink, Inc. *                                            42,200       365
   eCollege.com, Inc. *                                          6,200        74
   Entrust, Inc. *                                              22,000       105
   Equinix, Inc. *                                               5,200       225
   eResearch Technology, Inc. *                                 15,875       213


EQUITY FUNDS 13 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 98.8% - CONTINUED
Internet - 3.4% - (continued)
   GSI Commerce, Inc. *                                        10,400    $   174
   Harris Interactive, Inc. *                                  17,400         85
   Homestore, Inc. *                                           44,900         91
   Infospace, Inc. *                                           10,500        346
   Intermix Media, Inc. *                                       9,200         77
   Internet Capital Group, Inc. *                              13,200         97
   Internet Security Systems, Inc. *                           12,600        256
   Interwoven, Inc. *                                          14,100        106
   Ipass, Inc. *                                               16,300         99
   iVillage, Inc. *                                            14,400         86
   j2 Global Communications, Inc. *                             7,400        255
   Jupitermedia Corp. *                                         6,200        106
   Keynote Systems, Inc. *                                      5,500         64
   Lionbridge Technologies *                                   15,200        103
   Matrixone, Inc. *                                           17,800         89
   Motive, Inc. *                                               7,700         76
   NetBank, Inc.                                               16,500        154
   NetFlix, Inc. *                                             11,400        187
   Netratings, Inc. *                                           3,800         52
   NIC, Inc. *                                                 10,200         47
   Niku Corp. *                                                 3,300         68
   Nutri/System, Inc. *                                         7,500        111
   Online Resources Corp. *                                     7,400         84
   Openwave Systems, Inc. *                                    22,233        365
   Opsware, Inc. *                                             22,900        117
   Overstock.com, Inc. *                                        3,800        135
   Priceline.com, Inc. *                                        7,866        184
   Procurenet, Inc.                                             7,500         --
   ProQuest Co. *                                               8,000        262
   Provide Commerce, Inc. *                                     2,900         63
   RealNetworks, Inc. *                                        38,700        192
   Redback Networks, Inc. *                                    12,641         81
   RightNow Technologies, Inc. *                                4,000         48
   RSA Security, Inc. *                                        23,000        264
   S1 Corp. *                                                  23,300        110
   Sapient Corp. *                                             26,000        206
   Secure Computing Corp. *                                    12,300        134
   Seebeyond Technology Corp. *                                17,300         72
   Sohu.com, Inc. *                                             7,700        169
   SonicWALL, Inc. *                                           18,600        100
   Stamps.com, Inc. *                                           5,650        106
   Stellent, Inc. *                                             6,700         50
   SupportSoft, Inc. *                                         13,100    $    68
   Terremark Worldwide, Inc. *                                  8,800         62
   TIBCO Software, Inc. *                                      69,300        453
   Travelzoo, Inc. *                                            1,300         43
   TriZetto Group, Inc. *                                      14,300        200
   United Online, Inc.                                         19,200        209
   Valueclick, Inc. *                                          26,700        329
   Vasco Data Security International, Inc. *                    8,300         81
   Verity, Inc. *                                              11,300         99
   Vignette Corp. *                                             9,900        111
   WebEx Communications, Inc. *                                10,400        275
   webMethods, Inc. *                                          16,400         92
   Websense, Inc. *                                             7,600        365
   WebSideStory, Inc. *                                         3,300         48
                                                                         -------
                                                                          13,091
                                                                         -------
Investment Companies - 0.3%
   Apollo Investment Corp.                                     20,543        378
   Ares Capital Corp.                                           8,300        148
   Capital Southwest Corp.                                        800         72
   Gladstone Capital Corp.                                      3,800         89
   Harris & Harris Group, Inc. *                                6,100         73
   MCG Capital Corp.                                           16,200        277
   NGP Capital Resources Co.                                    5,200         78
   Technology Investment Capital Corp.                          3,200         47
                                                                         -------
                                                                           1,162
                                                                         -------
Iron/Steel - 0.7%
   AK Steel Holding Corp. *                                    35,700        229
   Carpenter Technology Corp.                                   7,900        409
   Cleveland-Cliffs, Inc.                                       7,000        404
   Gibraltar Industries, Inc.                                   8,450        157
   Oregon Steel Mills, Inc. *                                  11,900        205
   Reliance Steel & Aluminum Co.                                9,250        343
   Roanoke Electric Steel Corp.                                 3,200         53
   Ryerson Tull, Inc.                                           8,632        123
   Schnitzer Steel Industries, Inc., Class A                    7,500        178
   Steel Dynamics, Inc.                                        12,800        336
   Steel Technologies, Inc.                                     4,000         67
   Wheeling-Pittsburgh Corp. *                                  3,100         48
                                                                         -------
                                                                           2,552
                                                                         -------
Leisure Time - 0.5%
   Ambassadors Group, Inc.                                      2,500         93
   Arctic Cat, Inc.                                             4,825         99


                                 NORTHERN FUNDS QUARTERLY REPORT 14 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   SMALL CAP INDEX FUND (continued)

                                                                NUMBER
                                                              OF SHARES    VALUE
                                                              ---------   ------
                                                                          (000S)
COMMON STOCKS - 98.8% - CONTINUED
Leisure Time - 0.5% - (continued)
   Callaway Golf Co.                                            24,100    $  372
   Escalade, Inc. *                                              3,000        41
   K2, Inc. *                                                   14,600       185
   Life Time Fitness, Inc. *                                     7,800       256
   Marine Products Corp.                                         4,200        61
   Multimedia Games, Inc. *                                      9,300       102
   Nautilus Group, Inc.                                         10,437       297
   Navigant International, Inc. *                                4,600        68
   Pegasus Solutions, Inc. *                                     7,500        84
   WMS Industries, Inc. *                                        6,600       223
                                                                          ------
                                                                           1,881
                                                                          ------
Lodging - 0.4%
   Ameristar Casinos, Inc.                                       8,400       219
   Aztar Corp. *                                                11,300       387
   La Quinta Corp. *                                            59,704       557
   Lodgian, Inc. *                                               7,270        75
   Marcus Corp.                                                  6,525       138
   Monarch Casino & Resort, Inc. *                               3,200        71
   MTR Gaming Group, Inc. *                                      8,500        99
   Riviera Holdings Corp. *                                      3,000        68
                                                                          ------
                                                                           1,614
                                                                          ------
Machinery - Construction & Mining - 0.2%
   Astec Industries, Inc. *                                      5,400       125
   Bucyrus International, Inc., Class A                          6,800       258
   JLG Industries, Inc.                                         16,900       465
                                                                          ------
                                                                             848
                                                                          ------
Machinery - Diversified - 1.7%
   AGCO Corp. *                                                 28,900       553
   Albany International Corp., Class A                           8,867       285
   Applied Industrial Technologies, Inc.                         9,302       300
   Briggs & Stratton Corp.                                      16,400       568
   Cascade Corp.                                                 4,200       182
   Cognex Corp.                                                 13,143       344
   Flowserve Corp. *                                            18,400       557
   Gardner Denver, Inc. *                                        8,450       296
   Gehl Co. *                                                    2,360        92
   Global Power Equipment Group, Inc. *                         11,200        89
   Gorman-Rupp (The) Co.                                         3,250        70
   Intevac, Inc. *                                               7,100        74
   Kadant, Inc. *                                                4,320        95
   Lindsay Manufacturing Co.                                     4,255       100
   Manitowoc Co. (The), Inc.                                    10,050       412
   Middleby Corp. *                                              1,800    $   95
   NACCO Industries, Inc., Class A                               1,700       182
   Nordson Corp.                                                 9,400       322
   Presstek, Inc. *                                             10,000       113
   Robbins & Myers, Inc.                                         3,600        77
   Sauer-Danfoss, Inc.                                           3,300        59
   Stewart & Stevenson Services, Inc.                           10,000       227
   Tecumseh Products Co., Class A                                5,700       156
   Tennant Co.                                                   2,500        89
   Thomas Industries, Inc.                                       5,123       205
   TurboChef Technologies, Inc. *                                4,400        79
   UNOVA, Inc. *                                                15,700       418
   Wabtec Corp.                                                 14,674       315
                                                                          ------
                                                                           6,354
                                                                          ------
Media - 1.7%
   4Kids Entertainment, Inc. *                                   4,700        93
   Charter Communications, Inc., Class A *                      93,100       110
   Citadel Broadcasting Corp. *                                 15,000       172
   Courier Corp.                                                 2,925       112
   Cox Radio, Inc., Class A *                                   11,500       181
   Crown Media Holdings, Inc., Class A *                         4,000        38
   Cumulus Media, Inc., Class A *                               19,076       225
   Emmis Communications Corp., Class A *                        12,671       224
   Entercom Communications Corp. *                              11,400       380
   Entravision Communications Corp., Class A *                  25,700       200
   Fisher Communications, Inc. *                                 2,000        95
   Gemstar-TV Guide International, Inc. *                       82,000       294
   Gray Television, Inc.                                        15,000       181
   Hollinger International, Inc., Class A                       18,171       182
   Insight Communications Co., Inc., Class A *                  16,800       186
   Journal Communications, Inc., Class A                         8,200       138
   Journal Register Co. *                                       14,300       250
   Liberty Corp.                                                 5,200       191
   Lin TV Corp., Class A *                                       9,700       135
   Lodgenet Entertainment Corp. *                                4,600        76
   Martha Stewart Living Omnimedia, Inc., Class A *              7,000       204
   Media General, Inc., Class A                                  7,300       473
   Mediacom Communications Corp., Class A *                     21,100       145
   Playboy Enterprises, Inc., Class B *                          7,300        94
   Primedia, Inc. *                                             46,000       186
   Radio One, Inc., Class D *                                   28,000       358
   Readers Digest Association (The), Inc.                       32,419       535


EQUITY FUNDS 15 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                                NUMBER
                                                              OF SHARES    VALUE
                                                              ---------   ------
                                                                          (000S)
COMMON STOCKS - 98.8% - CONTINUED
Media - 1.7% - (continued)
   Regent Communications, Inc. *                                12,500    $   73
   Saga Communications, Inc., Class A *                          4,881        68
   Salem Communications Corp., Class A *                         3,400        67
   Scholastic Corp. *                                           11,100       428
   Sinclair Broadcast Group, Inc., Class A                      15,300       139
   Spanish Broadcasting System, Inc., Class A *                 13,300       133
   Thomas Nelson, Inc.                                           3,300        72
   Value Line, Inc.                                                500        20
   World Wrestling Entertainment, Inc.                           5,400        62
   WPT Enterprises, Inc. *                                       2,200        43
                                                                          ------
                                                                           6,563
                                                                          ------
Metal Fabrication/Hardware - 0.7%
   Castle (A.M.) & Co. *                                         2,900        45
   CIRCOR International, Inc.                                    4,600       114
   Commercial Metals Co.                                        19,240       458
   Dynamic Materials Corp.                                       1,000        39
   Earle M. Jorgensen Co. *                                      5,100        41
   Kaydon Corp.                                                  8,913       248
   Lawson Products, Inc.                                         1,700        66
   Metals USA, Inc. *                                            6,900       131
   Mueller Industries, Inc.                                     11,900       323
   NN, Inc.                                                      4,800        61
   NS Group, Inc. *                                              6,900       224
   Quanex Corp.                                                  8,100       429
   Sun Hydraulics, Inc.                                          1,600        58
   Valmont Industries, Inc.                                      5,100       132
   Worthington Industries, Inc.                                 21,600       341
                                                                          ------
                                                                           2,710
                                                                          ------
Mining - 0.5%
   Amcol International Corp.                                     7,014       132
   Brush Engineered Materials, Inc. *                            6,300        90
   Century Aluminum Co. *                                        7,600       155
   Charles & Colvard Ltd. *                                      4,200       103
   Coeur D'alene Mines Corp. *                                  77,100       280
   Compass Minerals International, Inc.                          6,000       140
   Hecla Mining Co. *                                           39,100       178
   Royal Gold, Inc.                                              5,900       119
   RTI International Metals, Inc. *                              7,500       236
   Stillwater Mining Co. *                                      14,150       105
   Titanium Metals Corp. *                                       1,800       102
   USEC, Inc.                                                   27,700       405
                                                                          ------
                                                                           2,045
                                                                          ------
Miscellaneous Manufacturing - 1.7%
   Actuant Corp., Class A *                                      8,655    $  415
   Acuity Brands, Inc.                                          14,200       365
   Ameron International Corp.                                    2,500        93
   Applied Films Corp. *                                         5,200       133
   Barnes Group, Inc.                                            5,132       170
   Blount International, Inc. *                                 10,200       170
   Ceradyne, Inc. *                                              7,950       191
   Clarcor, Inc.                                                17,024       498
   Crane Co.                                                    16,300       429
   Cuno, Inc. *                                                  5,750       411
   EnPro Industries, Inc. *                                      6,800       196
   ESCO Technologies, Inc. *                                     4,100       413
   Federal Signal Corp.                                         16,600       259
   Flanders Corp. *                                              5,100        46
   Freightcar America, Inc. *                                    3,200        63
   Griffon Corp. *                                               8,963       199
   Hexcel Corp. *                                               14,607       247
   Jacuzzi Brands, Inc. *                                       25,400       272
   Lancaster Colony Corp.                                        8,800       378
   Matthews International Corp., Class A                        10,800       421
   Myers Industries, Inc.                                        7,806        98
   Raven Industries, Inc.                                        5,500       129
   Smith (A.O.) Corp.                                            5,500       147
   Standex International Corp.                                   3,900       111
   Sturm Ruger & Co., Inc.                                       7,500        63
   Tredegar Corp.                                                9,750       152
   Trinity Industries, Inc.                                     13,100       420
                                                                          ------
                                                                           6,489
                                                                          ------
Office Furnishings - 0.1%
   Interface, Inc., Class A *                                   14,900       120
   Knoll, Inc.                                                   4,460        76
                                                                          ------
                                                                             196
                                                                          ------
Office/Business Equipment - 0.2%
   General Binding Corp. *                                       2,100        46
   Global Imaging System, Inc. *                                 7,803       249
   IKON Office Solutions, Inc.                                  38,600       367
   Imagistics International, Inc. *                              5,400       151
   TRM Corp. *                                                   3,800        64
                                                                          ------
                                                                             877
                                                                          ------


                                 NORTHERN FUNDS QUARTERLY REPORT 16 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   SMALL CAP INDEX FUND (continued)

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 98.8% - CONTINUED
Oil & Gas - 3.1%
   ATP Oil & Gas Corp. *                                        6,200    $   145
   Atwood Oceanics, Inc. *                                      4,100        252
   Berry Petroleum Co., Class A                                 5,800        307
   Bill Barrett Corp. *                                         4,570        135
   Bois d'Arc Energy, Inc. *                                    3,700         55
   Brigham Exploration Co. *                                    8,900         81
   Cabot Oil & Gas Corp.                                       15,700        545
   Callon Petroleum Co. *                                       4,600         68
   Carrizo Oil & Gas, Inc. *                                    6,500        111
   Cheniere Energy, Inc. *                                     15,800        491
   Cimarex Energy Co. *                                        26,086      1,015
   Clayton Williams Energy, Inc. *                              2,100         63
   Comstock Resources, Inc. *                                  12,900        326
   Crosstex Energy, Inc.                                        2,300        111
   Delta Petroleum Corp. *                                     10,400        147
   Edge Petroleum Corp. of Delaware *                           6,100         95
   Encore Acquisition Co. *                                    11,000        451
   Endeavour International Corp. *                             16,400         60
   Energy Partners Ltd. *                                      10,400        273
   Frontier Oil Corp.                                          17,600        517
   FX Energy, Inc. *                                           11,800        130
   Gasco Energy, Inc. *                                        22,100         82
   Giant Industries, Inc. *                                     4,300        155
   Goodrich Petroleum Corp. *                                   3,700         76
   Grey Wolf, Inc. *                                           62,200        461
   Harvest Natural Resources, Inc. *                           12,900        141
   Holly Corp.                                                  7,000        327
   Houston Exploration Co. *                                    9,100        483
   KCS Energy, Inc. *                                          15,900        276
   McMoRan Exploration Co. *                                    7,000        137
   Meridian Resource Corp. *                                   26,612        127
   Mission Resources Corp. *                                   14,200        115
   Parallel Petroleum Corp. *                                  10,800         96
   Parker Drilling Co. *                                       32,300        226
   Penn Virginia Corp.                                          6,000        268
   Petrohawk Energy Corp. *                                     8,500         92
   Petroleum Development Corp. *                                5,600        178
   Petroquest Energy, Inc. *                                   14,200         93
   Pioneer Drilling Co. *                                       6,900        105
   Remington Oil & Gas Corp. *                                  7,300        261
   Spinnaker Exploration Co. *                                  8,100        287
   St. Mary Land & Exploration Co.                             19,100        553
   Stone Energy Corp. *                                         7,576    $   370
   Swift Energy Co. *                                           8,990        322
   Todco *                                                     15,000        385
   Toreador Resources Corp. *                                   4,800        117
   Tri-Valley Corp. *                                           7,600        106
   W&T Offshore, Inc. *                                         4,690        113
   Warren Resources, Inc. *                                     7,030         73
   Whiting Petroleum Corp. *                                   10,000        363
                                                                         -------
                                                                          11,766
                                                                         -------
Oil & Gas Services - 1.6%
   Cal Dive International, Inc. *                              12,800        670
   CARBO Ceramics, Inc.                                         4,200        332
   Dril-Quip, Inc. *                                            2,200         64
   Global Industries Ltd. *                                    27,800        236
   Gulf Island Fabrication, Inc.                                3,100         62
   Hanover Compressor Co. *                                    26,200        301
   Hornbeck Offshore Services, Inc. *                           4,300        116
   Hydril Co. *                                                 5,900        321
   Input/Output, Inc. *                                        21,800        137
   Lone Star Technologies, Inc. *                               9,600        437
   Lufkin Industries, Inc.                                      4,800        173
   Maverick Tube Corp. *                                       13,800        411
   Newpark Resources, Inc. *                                   28,480        214
   Oceaneering International, Inc. *                            8,200        317
   Oil States International, Inc. *                            13,800        347
   RPC, Inc.                                                    4,641         78
   Seacor Holdings, Inc. *                                      5,500        354
   Superior Energy Services, Inc. *                            25,900        461
   Tetra Technologies, Inc. *                                   7,400        236
   Universal Compression Holdings, Inc. *                       6,100        221
   Veritas DGC, Inc. *                                         10,900        302
   W-H Energy Services, Inc. *                                  8,500        212
                                                                         -------
                                                                           6,002
                                                                         -------
Packaging & Containers - 0.2%
   Chesapeake Corp.                                             6,100        128
   Graphic Packaging Corp. *                                   21,500         78
   Greif Inc., Class A                                          5,200        318
   Silgan Holdings, Inc.                                        3,800        214
                                                                         -------
                                                                             738
                                                                         -------


EQUITY FUNDS 17 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 98.8% - CONTINUED
Pharmaceuticals - 3.8%
   Abgenix, Inc. *                                             28,200    $   242
   Acadia Pharmaceuticals, Inc. *                               4,500         38
   Adolor Corp. *                                              13,400        124
   Alkermes, Inc. *                                            29,800        394
   Alpharma, Inc., Class A                                     12,750        184
   Amylin Pharmaceuticals, Inc. *                              34,300        718
   Andrx Corp. *                                               23,400        475
   Antigenics, Inc. *                                          10,400         56
   Array Biopharma, Inc. *                                     11,100         70
   Atherogenics, Inc. *                                        12,400        198
   AVANIR Pharmaceuticals, Class A *                           32,900         92
   Bentley Pharmaceuticals, Inc. *                              5,400         59
   Bioenvision, Inc. *                                         13,700        100
   BioMarin Pharmaceuticals, Inc. *                            21,300        160
   BioScrip, Inc. *                                            10,800         65
   Bone Care International, Inc. *                              6,600        218
   Cell Therapeutics, Inc. *                                   22,600         61
   Connetics Corp. *                                           10,800        191
   Conor Medsystems, Inc. *                                     3,200         49
   Corixa Corp. *                                              21,105         92
   Cubist Pharmaceuticals, Inc. *                              17,700        233
   CV Therapeutics, Inc. *                                     11,600        260
   Cypress Bioscience, Inc. *                                  10,400        137
   Dendreon Corp. *                                            20,300        106
   Discovery Laboratories, Inc. *                              18,200        133
   Dov Pharmaceutical, Inc. *                                   7,700        144
   Durect Corp. *                                              12,700         65
   Dusa Pharmaceuticals, Inc. *                                 5,200         48
   Eyetech Pharmaceuticals, Inc. *                             10,500        133
   First Horizon Pharmaceutical Corp. *                         9,300        177
   HealthExtras, Inc. *                                         6,500        130
   Hi-Tech Pharmacal Co., Inc. *                                1,900         61
   I-Flow Corp. *                                               6,800        113
   Idenix Pharmaceuticals, Inc. *                               3,600         78
   Impax Laboratories, Inc. *                                  16,200        254
   Inspire Pharmaceuticals, Inc. *                             14,200        120
   Introgen Therapeutics, Inc. *                                6,900         44
   Isis Pharmaceuticals, Inc. *                                19,600         77
   Ista Pharmaceuticals, Inc. *                                 5,100         42
   KV Pharmaceutical Co., Class A *                            11,800        198
   Ligand Pharmaceuticals, Inc., Class B *                     25,351        176
   Mannatech, Inc.                                              5,200         99
   MannKind Corp. *                                             4,700    $    47
   Medarex, Inc. *                                             34,800        290
   Medicines Co. *                                             16,400        384
   Medicis Pharmaceutical Corp., Class A                       17,400        552
   MGI Pharma, Inc. *                                          23,700        516
   Nabi Biopharmaceuticals *                                   19,700        300
   Nastech Pharmaceutical, Inc. *                               6,200         88
   Natures Sunshine Products, Inc.                              3,200         56
   NBTY, Inc. *                                                17,800        462
   NeighborCare, Inc. *                                        12,599        418
   NeoPharm, Inc. *                                             6,010         60
   Neurocrine Biosciences, Inc. *                              11,700        492
   Neurogen Corp. *                                             7,300         50
   New River Pharmaceuticals, Inc. *                            1,700         51
   NitroMed, Inc. *                                             5,600        109
   Noven Pharmaceuticals, Inc. *                                7,900        138
   NPS Pharmaceuticals, Inc. *                                 13,000        148
   Nuvelo, Inc. *                                              14,233        110
   Onyx Pharmaceuticals, Inc. *                                11,400        272
   Pain Therapeutics, Inc. *                                    9,900         67
   Par Pharmaceutical Cos., Inc. *                             11,000        350
   Penwest Pharmaceuticals Co. *                                7,500         89
   Perrigo Co.                                                 27,500        383
   Pharmion Corp. *                                             8,200        190
   Pozen, Inc. *                                                8,500         70
   Prestige Brands Holdings, Inc. *                             8,810        172
   Priority Healthcare Corp., Class B *                        11,800        299
   Progenics Pharmaceuticals, Inc. *                            6,000        125
   Renovis, Inc. *                                              6,500         99
   Rigel Pharmaceuticals, Inc. *                                6,700        133
   Salix Pharmaceuticals Ltd. *                                12,400        219
   Star Scientific, Inc. *                                     11,000         49
   Tanox, Inc. *                                                7,900         93
   Trimeris, Inc. *                                             5,800         58
   United Therapeutics Corp. *                                  7,200        347
   USANA Health Sciences, Inc. *                                3,500        148
   ViaCell, Inc. *                                              3,100         33
   Vicuron Pharmaceuticals, Inc. *                             20,100        561
   Zymogenetics, Inc. *                                         8,200        144
                                                                         -------
                                                                          14,586
                                                                         -------
Pipelines - 0.0%
   Transmontaigne, Inc. *                                      12,600        132
                                                                         -------


                                 NORTHERN FUNDS QUARTERLY REPORT 18 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   SMALL CAP INDEX FUND (continued)

                                                                NUMBER
                                                              OF SHARES   VALUE
                                                              ---------   ------
                                                                          (000S)
COMMON STOCKS - 98.8% - CONTINUED
Real Estate - 0.3%
   Avatar Holdings, Inc. *                                       1,700    $   85
   Californina Coastal Communities, Inc. *                       2,180        75
   Consolidated-Tomoka Land Co.                                  1,900       163
   Jones Lang LaSalle, Inc. *                                   10,900       482
   Tarragon Realty Investors, Inc. *                             3,862        98
   Trammell Crow Co. *                                          10,900       264
   ZipRealty, Inc. *                                             2,000        26
                                                                          ------
                                                                           1,193
                                                                          ------
REITS - 6.6%
   Aames Investment Corp.                                       12,100       118
   Acadia Realty Trust                                           8,200       153
   Affordable Residential Communities                            9,200       123
   Agree Realty Corp.                                            1,900        57
   Alexander's, Inc. *                                             600       149
   Alexandria Real Estate Equities, Inc.                         6,700       492
   American Campus Communities, Inc.                             4,600       104
   American Home Mortgage Investment Corp.                      11,705       409
   AMLI Residential Properties Trust                             8,100       253
   Anthracite Capital, Inc.                                     18,900       224
   Anworth Mortgage Asset Corp.                                 16,700       164
   Arbor Realty Trust, Inc.                                      3,500       100
   Ashford Hospitality Trust, Inc.                              12,300       133
   Bedford Property Investors, Inc.                              4,800       110
   Bimini Mortgage Management, Inc. Class A                      5,700        80
   BioMed Realty Trust, Inc.                                    10,400       248
   Boykin Lodging Co. *                                          6,500        87
   Brandywine Realty Trust                                      18,800       576
   Capital Automotive                                           13,245       506
   Capital Lease Funding, Inc.                                   8,500        92
   Capital Trust, Inc. of New York, Class A                      4,200       140
   Cedar Shopping Centers, Inc.                                  6,600        97
   Colonial Properties Trust                                    12,394       545
   Commercial Net Lease Realty                                  16,600       340
   Corporate Office Properties Trust                            10,100       297
   Correctional Properties Trust                                 3,600       102
   Cousins Properties, Inc.                                     12,600       373
   Criimi MAE, Inc. *                                            4,600       101
   CRT Properties, Inc.                                         10,100       276
   DiamondRock Hospitality Co.                                   9,200       104
   Digital Realty Trust, Inc.                                    3,800        66
   EastGroup Properties, Inc.                                    6,700       282
   ECC Capital Corp.                                            20,530       137
   Education Realty Trust, Inc.                                  6,960    $  127
   Entertainment Properties Trust                                8,700       400
   Equity Inns, Inc.                                            18,700       249
   Equity Lifestyle Properties, Inc.                             6,400       254
   Equity One, Inc.                                             12,800       291
   Extra Space Storage, Inc.                                    10,800       155
   FelCor Lodging Trust, Inc. *                                 16,200       235
   Fieldstone Investment Corp.                                  16,700       240
   First Industrial Realty Trust, Inc.                          14,100       563
   First Potomac Realty Trust                                    4,900       122
   Gables Residential Trust                                      9,900       428
   Getty Realty Corp.                                            5,500       152
   Glenborough Realty Trust, Inc.                                9,700       200
   Glimcher Realty Trust                                        12,300       341
   GMH Communities Trust                                         9,200       127
   Government Properties Trust, Inc.                             7,200        70
   Gramercy Capital Corp. of New York                            4,000        98
   Heritage Property Investment Trust                            9,500       333
   Hersha Hospitality Trust                                      7,700        73
   Highland Hospitality Corp.                                   12,300       129
   Highwoods Properties, Inc.                                   17,300       515
   Home Properties of New York, Inc.                            10,100       435
   HomeBanc Corp. of Georgia                                    16,900       154
   IMPAC Mortgage Holdings, Inc.                                25,000       466
   Inland Real Estate Corp.                                     22,800       367
   Innkeepers USA Trust                                         12,900       193
   Investors Real Estate Trust                                  13,100       127
   Kilroy Realty Corp.                                           9,300       442
   Kite Realty Group Trust                                       7,400       111
   LaSalle Hotel Properties                                      9,500       312
   Lexington Corporate Properties Trust                         15,800       384
   LTC Properties, Inc.                                          6,200       128
   Luminent Mortgage Capital, Inc.                              13,500       146
   Maguire Properties, Inc.                                     11,800       334
   Meristar Hospitality Corp. *                                 27,946       240
   MFA Mortgage Investments, Inc.                               25,700       191
   Mid-America Apartment Communities, Inc.                       5,700       259
   MortgageIT Holdings, Inc.                                     6,100       111
   National Health Investors, Inc.                               7,800       219
   Nationwide Health Properties, Inc.                           21,500       508
   Newcastle Investment Corp.                                   14,900       449
   NorthStar Realty Finance Corp.                                5,300        56


EQUITY FUNDS 19 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 98.8% - CONTINUED
REITS - 6.6% - (continued)
   Novastar Financial, Inc.                                     8,500    $   333
   OMEGA Healthcare Investors, Inc.                            15,900        204
   One Liberty Properties, Inc.                                 1,600         33
   Parkway Properties, Inc.                                     4,600        230
   Pennsylvania Real Estate Investment Trust                   12,101        575
   Post Properties, Inc.                                       13,400        484
   Prentiss Properties Trust                                   14,500        528
   PS Business Parks, Inc.                                      5,000        222
   RAIT Investment Trust                                        8,000        240
   Ramco-Gershenson Properties                                  4,700        138
   Redwood Trust, Inc.                                          6,100        315
   Saul Centers, Inc.                                           4,200        153
   Saxon Capital, Inc.                                         16,800        287
   Senior Housing Properties Trust                             18,700        354
   Sizeler Property Investors                                   5,100         67
   Sovran Self Storage, Inc.                                    5,700        259
   Spirit Finance Corp.                                        22,440        264
   Strategic Hotel Capital, Inc.                                9,062        163
   Sun Communities, Inc.                                        5,300        197
   Sunstone Hotel Investors, Inc.                               8,300        201
   Tanger Factory Outlet Centers, Inc.                          9,000        242
   Taubman Centers, Inc.                                       17,000        580
   Town & Country Trust (The)                                   6,400        182
   Trustreet Properties, Inc.                                  19,100        317
   U-Store-It Trust                                             8,800        168
   Universal Health Realty Income, Inc.                         3,800        145
   Urstadt Biddle Properties, Class A                           7,400        128
   Washington Real Estate Investment Trust                     14,100        440
   Winston Hotels, Inc.                                         7,600         86
                                                                         -------
                                                                          25,307
                                                                         -------
Retail - 6.8%
   99 Cents Only Stores *                                      13,700        174
   AC Moore Arts & Crafts, Inc. *                               5,000        158
   Aeropostale, Inc. *                                         17,800        598
   AFC Enterprises *                                            5,600         74
   America's Car Mart, Inc. *                                   3,150         71
   Asbury Automotive Group, Inc. *                              3,700         57
   Big 5 Sporting Goods Corp.                                   6,700        190
   Big Lots, Inc. *                                            36,200        479
   BJ's Restaurants, Inc. *                                     5,100        104
   Blair Corp.                                                  2,500         99
   Blockbuster, Inc., Class A                                  61,100        557
   Bob Evans Farms, Inc.                                       12,100    $   282
   Bombay (The) Co., Inc. *                                    12,900         74
   Bon-Ton Stores                                               2,400         46
   Brookstone, Inc. *                                           7,075        134
   Brown Shoe Co., Inc.                                         6,000        235
   Buckle (The), Inc.                                           2,700        120
   Buffalo Wild Wings, Inc. *                                   2,500         78
   Build-A-Bear Workshop, Inc. *                                3,000         70
   Burlington Coat Factory Warehouse Corp.                      5,660        241
   Cabela's, Inc., Class A *                                    9,600        205
   Cache, Inc. *                                                4,400         73
   California Pizza Kitchen, Inc. *                             6,800        185
   Casey's General Stores, Inc.                                16,900        335
   Cash America International, Inc.                             9,800        197
   Casual Male Retail Group, Inc. *                             9,400         69
   Cato (The) Corp., Class A                                    9,300        192
   CEC Entertainment, Inc. *                                   11,492        484
   Charlotte Russe Holding, Inc. *                              5,400         67
   Charming Shoppes, Inc. *                                    39,900        372
   Children's Place *                                           6,800        317
   Christopher & Banks Corp.                                   12,025        220
   Citi Trends, Inc. *                                          1,700         31
   CKE Restaurants, Inc.                                       18,400        256
   Coldwater Creek, Inc. *                                     11,912        297
   Conn's, Inc. *                                               2,000         49
   Cost Plus, Inc. of California *                              7,575        189
   CSK Auto Corp. *                                            15,200        254
   Dave & Buster's, Inc. *                                      4,000         74
   DEB Shops, Inc.                                              1,500         43
   Denny's Corp. *                                             30,500        153
   Design Within Reach, Inc. *                                  3,400         62
   Domino's Pizza, Inc.                                         9,800        218
   Dress Barn, Inc. *                                           7,300        165
   Electronics Boutique Holdings Corp. *                        3,800        241
   Finish Line (The), Inc., Class A                            14,200        269
   First Cash Financial Services, Inc. *                        4,500         96
   Fred's, Inc.                                                13,625        226
   GameStop Corp., Class B *                                   14,500        434
   Genesco, Inc. *                                              7,000        260
   Goody's Family Clothing, Inc.                                6,900         51
   Group 1 Automotive, Inc. *                                   6,300        151
   Guitar Center, Inc. *                                        8,300        484


                                 NORTHERN FUNDS QUARTERLY REPORT 20 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   SMALL CAP INDEX FUND (continued)

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 98.8% - CONTINUED
Retail - 6.8% - (continued)
   Haverty Furniture Cos., Inc.                                 5,800    $    86
   Hibbett Sporting Goods, Inc. *                               7,562        286
   HOT Topic, Inc. *                                           14,425        276
   IHOP Corp.                                                   6,600        286
   Insight Enterprises, Inc. *                                 16,150        326
   J. Jill Group (The), Inc. *                                  6,950         96
   Jack in the Box, Inc. *                                     11,700        444
   Jo-Ann Stores, Inc. *                                        7,110        188
   Jos. A. Bank Clothiers, Inc. *                               4,187        181
   Kenneth Cole Productions, Inc., Class A                      2,750         86
   Krispy Kreme Doughnuts, Inc. *                              17,700        123
   Landry's Restaurants, Inc.                                   5,784        174
   Linens 'N Things, Inc. *                                    14,500        343
   Lithia Motors, Inc., Class A                                 5,400        156
   Lone Star Steakhouse & Saloon, Inc.                          5,300        161
   Longs Drug Stores Corp.                                      9,900        426
   Luby's, Inc. *                                               8,000         96
   MarineMax, Inc. *                                            4,700        147
   Movado Group, Inc.                                           5,200         98
   Movie Gallery, Inc.                                          8,025        212
   New York & Co., Inc. *                                       3,800         80
   Nu Skin Enterprises, Inc., Class A                          17,800        415
   O'Charleys, Inc. *                                           7,500        132
   P.F. Chang's China Bistro, Inc. *                            8,400        495
   Pacific Sunwear of California, Inc. *                       24,200        556
   Pantry (The), Inc. *                                         5,800        225
   Papa John's International, Inc. *                            3,825        153
   Party City Corp. *                                           4,300         52
   Payless Shoesource, Inc. *                                  21,600        415
   Pep Boys - Manny, Moe & Jack                                17,700        240
   Petco Animal Supplies, Inc. *                               18,500        542
   Pier 1 Imports, Inc.                                        27,300        387
   Rare Hospitality International, Inc. *                      11,675        356
   Red Robin Gourmet Burgers, Inc. *                            4,700        291
   Regis Corp.                                                 15,000        586
   Restoration Hardware, Inc. *                                 9,400         77
   Retail Ventures, Inc. *                                      5,900         80
   Ruby Tuesday, Inc.                                          20,400        528
   Rush Enterprises, Inc., Class A *                            7,300         97
   Ryan's Restaurant Group, Inc. *                             13,800        193
   School Specialty, Inc. *                                     7,700        358
   Select Comfort Corp. *                                      11,700        251
   Sharper Image Corp. *                                        4,300    $    55
   Shoe Carnival, Inc. *                                        2,600         57
   ShopKo Stores, Inc. *                                        9,700        236
   Smart & Final, Inc. *                                        4,150         51
   Sonic Automotive, Inc.                                       9,000        191
   Sports Authority (The), Inc. *                               8,111        258
   Stage Stores, Inc. *                                         6,100        266
   Steak n Shake (The) Co. *                                    9,604        179
   Stein Mart, Inc.                                             8,800        194
   Talbots, Inc.                                                7,100        231
   TBC Corp. *                                                  6,900        187
   Texas Roadhouse, Inc., Class A *                             6,400        222
   Too, Inc. *                                                 11,400        266
   Tractor Supply Co. *                                        10,900        535
   Trans World Entertainment Corp. *                            6,950         82
   Triarc Cos., Inc., Class B                                  11,803        175
   Tuesday Morning Corp.                                        8,700        274
   United Auto Group, Inc.                                      9,100        271
   West Marine, Inc. *                                          4,900         89
   Wet Seal (The), Inc., Class A *                             14,600         99
   World Fuel Services Corp.                                    7,600        178
   Zale Corp. *                                                16,200        513
   Zumiez, Inc. *                                               1,300         38
                                                                         -------
                                                                          25,907
                                                                         -------
Savings & Loans - 2.0%
   Anchor BanCorp Wisconsin, Inc.                               6,800        206
   BankAtlantic Bancorp, Inc., Class A                         15,000        284
   BankUnited Financial Corp., Class A *                        8,900        241
   Berkshire Hills Bancorp, Inc.                                2,000         67
   Beverly Hills Bancorp, Inc.                                  5,261         58
   BFC Financial Corp., Class A *                               5,300         45
   Brookline Bancorp, Inc.                                     20,603        335
   Charter Financial Corp. of Georgia                           1,400         49
   Clifton Savings Bancorp, Inc.                                3,400         36
   Commercial Capital Bancorp, Inc.                            14,129        236
   Commercial Federal Corp.                                    12,300        414
   Dime Community Bancshares                                    9,825        149
   Fidelity Bankshares, Inc.                                    6,900        183
   First Defiance Financial Corp.                               1,800         48
   First Financial Holdings, Inc.                               4,500        135
   First Niagara Financial Group, Inc.                         38,719        565
   First Place Financial Corp. of Ohio                          4,200         84


EQUITY FUNDS 21 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                                NUMBER
                                                              OF SHARES    VALUE
                                                              ---------   ------
                                                                          (000S)
COMMON STOCKS - 98.8% - CONTINUED
Savings & Loans - 2.0% - (continued)
   FirstFed Financial Corp. *                                    5,550    $  331
   Flagstar Bancorp, Inc.                                       10,900       206
   Flushing Financial Corp.                                      5,525       102
   Franklin Bank Corp. of Houston *                              5,800       109
   Harbor Florida Bancshares, Inc.                               7,412       278
   Horizon Financial Corp.                                       3,800        84
   ITLA Capital Corp. *                                          2,100       113
   Kearny Financial Corp.                                        8,300        98
   KNBT Bancorp, Inc.                                            9,700       146
   MAF Bancorp, Inc.                                            10,136       432
   NASB Financial, Inc.                                          1,100        48
   NewAlliance Bancshares, Inc.                                 36,000       506
   Northwest Bancorp, Inc.                                       5,800       123
   OceanFirst Financial Corp.                                    2,600        59
   Ocwen Financial Corp. *                                      12,300        83
   Partners Trust Financial Group, Inc.                         14,930       159
   PennFed Financial Services, Inc.                              3,800        64
   PFF Bancorp, Inc.                                             6,090       185
   Provident Financial Holdings                                  1,800        51
   Provident Financial Services, Inc.                           24,729       435
   Provident New York Bancorp,                                  14,461       175
   Sound Federal Bancorp, Inc.                                   2,800        45
   Sterling Financial Corp. of Washington *                      7,803       292
   TierOne Corp.                                                 6,200       168
   United Community Financial Corp. of Ohio                      9,900       108
   Westfield Financial, Inc.                                     1,700        41
   WSFS Financial Corp.                                          2,200       120
                                                                          ------
                                                                           7,696
                                                                          ------
Semiconductors - 4.0%
   Actel Corp. *                                                 8,900       124
   ADE Corp. *                                                   3,500        98
   AMIS Holdings, Inc. *                                        13,400       179
   Amkor Technology, Inc. *                                     33,300       150
   Applied Micro Circuits Corp. *                               96,600       247
   Asyst Technologies, Inc. *                                   15,500        69
   Atmel Corp. *                                               132,700       315
   ATMI, Inc. *                                                 12,000       348
   August Technology Corp. *                                     6,400        75
   Axcelis Technologies, Inc. *                                 33,800       232
   Brooks Automation, Inc. *                                    15,132       225
   Cirrus Logic, Inc. *                                         28,100       149
   Cohu, Inc.                                                    7,100       142
   Conexant Systems, Inc. *                                    147,900    $  238
   Credence Systems Corp. *                                     26,380       239
   Cypress Semiconductor Corp. *                                42,300       533
   Diodes, Inc. *                                                3,350       105
   DSP Group, Inc. *                                             9,600       229
   EMCORE Corp. *                                               13,000        54
   Emulex Corp. *                                               26,700       488
   Entegris, Inc. *                                             20,700       205
   Exar Corp. *                                                 13,900       207
   Fairchild Semiconductor International, Inc. *                38,300       565
   Formfactor, Inc. *                                           11,400       301
   Genesis Microchip, Inc. *                                    10,700       198
   Helix Technology Corp.                                        9,200       122
   Integrated Circuit Systems, Inc. *                           22,300       460
   Integrated Device Technology, Inc. *                         33,800       363
   Integrated Silicon Solutions, Inc. *                         12,900        96
   IXYS Corp. *                                                  8,400       119
   Kopin Corp. *                                                24,300       124
   Kulicke & Soffa Industries, Inc. *                           18,000       142
   Lattice Semiconductor Corp. *                                37,200       165
   Leadis Technology, Inc. *                                     6,600        53
   LTX Corp. *                                                  21,700       108
   Mattson Technology, Inc. *                                   14,600       105
   Micrel, Inc. *                                               20,000       230
   Microsemi Corp. *                                            19,800       372
   Microtune, Inc. *                                            17,900        90
   MIPS Technologies, Inc. *                                    13,600        98
   MKS Instruments, Inc. *                                      11,100       187
   Monolithic Power Systems, Inc. *                              5,100        45
   Mykrolis Corp. *                                             14,300       203
   Netlogic Microsystems, Inc. *                                 3,800        67
   Omnivision Technologies, Inc. *                              18,400       250
   ON Semiconductor Corp. *                                     47,800       220
   Pericom Semiconductor Corp. *                                 9,500        77
   Photronics, Inc. *                                           10,500       245
   Pixelworks, Inc. *                                           15,900       136
   PLX Technology, Inc. *                                        8,000        81
   PMC - Sierra, Inc. *                                         57,900       540
   Portalplayer, Inc. *                                          4,600        96
   Power Integrations, Inc. *                                    9,500       205
   Rambus, Inc. *                                               31,900       427
   Rudolph Technologies, Inc. *                                  4,700        67


                                 NORTHERN FUNDS QUARTERLY REPORT 22 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   SMALL CAP INDEX FUND (continued)

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 98.8% - CONTINUED
Semiconductors - 4.0% - (continued)
   Semitool, Inc. *                                             5,300    $    51
   Semtech Corp. *                                             23,200        386
   Sigmatel, Inc. *                                            11,400        196
   Silicon Image, Inc. *                                       25,500        262
   Silicon Laboratories, Inc. *                                13,600        356
   Sirf Technology Holdings, Inc. *                            10,800        191
   Skyworks Solutions, Inc. *                                  50,600        373
   Standard Microsystems Corp. *                                7,100        166
   Supertex, Inc. *                                             3,700         65
   Tessera Technologies, Inc. *                                14,100        471
   Transwitch Corp. *                                          35,300         72
   Triquint Semiconductor, Inc. *                              44,854        149
   Ultratech Stepper, Inc. *                                    7,400        135
   Varian Semiconductor Equipment Associates, Inc. *           11,800        437
   Veeco Instruments, Inc. *                                    9,000        147
   Virage Logic Corp. *                                         4,900         50
   Vitesse Semiconductor Corp. *                               71,700        150
   Volterra Semiconductor Corp. *                               5,300         79
   Zoran Corp. *                                               13,965        186
                                                                         -------
                                                                          15,130
                                                                         -------
Software - 3.2%
   Acxiom Corp.                                                28,200        589
   Advent Software, Inc. *                                      7,500        152
   Allscripts Healthcare Solutions, Inc. *                     11,300        188
   Altiris, Inc. *                                              7,500        110
   American Reprographics Co. *                                 5,240         84
   AMICAS, Inc. *                                              15,300         69
   Ansys, Inc. *                                               10,600        376
   Aspen Technology, Inc. *                                    14,600         76
   Atari, Inc. *                                               17,500         49
   Blackboard, Inc. *                                           6,200        148
   Borland Software Corp. *                                    26,700        183
   Bottomline Technologies, Inc. *                              4,600         69
   CCC Information Services Group, Inc. *                       2,659         64
   Computer Programs & Systems, Inc.                            2,700        101
   Concur Technologies, Inc. *                                  8,600         91
   CSG Systems International, Inc. *                           16,800        319
   Dendrite International, Inc. *                              13,200        182
   Digi International, Inc. *                                   8,000         95
   Eclipsys Corp. *                                            12,100        170
   eFunds Corp. *                                              15,200        273
   Emageon, Inc. *                                              4,200         59
   Epicor Software Corp. *                                     16,600    $   219
   EPIQ Systems, Inc. *                                         5,050         83
   FalconStor Software, Inc. *                                  9,400         61
   Filenet Corp. *                                             13,100        329
   IDX Systems Corp. *                                          8,500        256
   Infocrossing, Inc. *                                         7,000         87
   Informatica Corp. *                                         29,100        244
   infoUSA, Inc. *                                             11,450        134
   InPhonic, Inc. *                                             4,600         71
   Inter-Tel, Inc.                                              7,200        134
   Intervideo, Inc. *                                           3,700         53
   JDA Software Group, Inc. *                                   9,000        102
   Keane, Inc. *                                               16,200        222
   Lawson Software, Inc. *                                     21,500        111
   Majesco Entertainment Co. *                                  5,900         39
   Mantech International Corp., Class A *                       5,400        168
   MapInfo Corp. *                                              6,800         71
   Micromuse, Inc. *                                           27,200        154
   MicroStrategy, Inc., Class A *                               5,200        276
   Midway Games, Inc. *                                         6,589         72
   MoneyGram International, Inc.                               27,600        528
   MRO Software, Inc. *                                         6,400         94
   NDCHealth Corp.                                             11,900        214
   NetIQ Corp. *                                               17,424        198
   Open Solutions, Inc. *                                       6,600        134
   Packeteer, Inc. *                                           11,100        157
   Parametric Technology Corp. *                               87,300        557
   PDF Solutions, Inc. *                                        5,900         77
   Pegasystems, Inc. *                                          3,400         20
   Per-Se Technologies, Inc. *                                  7,399        156
   Phase Forward, Inc. *                                        8,100         55
   Phoenix Technologies Ltd. *                                  7,200         56
   Pinnacle Systems, Inc. *                                    23,600        130
   Progress Software Corp. *                                   12,500        377
   QAD, Inc.                                                    4,900         38
   Quality Systems, Inc. *                                      2,400        114
   Quest Software, Inc. *                                      20,300        277
   Renaissance Learning, Inc.                                   2,500         51
   ScanSoft, Inc. *                                            28,110        106
   Schawk, Inc.                                                 3,600         90
   Seachange International, Inc. *                              8,700         61
   Serena Software, Inc. *                                      8,600        166


EQUITY FUNDS 23 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 98.8% - CONTINUED
Software - 3.2% - (continued)
   SPSS, Inc. *                                                 6,100    $   117
   SS&C Technologies, Inc.                                      5,500        174
   SYNNEX Corp. *                                               2,400         42
   THQ, Inc. *                                                 12,450        364
   Transaction Systems Architects, Inc., Class A *             12,600        310
   Trident Microsystems, Inc. *                                 7,800        177
   Ulticom, Inc. *                                              3,500         37
   Ultimate Software Group, Inc. *                              7,800        128
   VeriFone Holdings, Inc. *                                    7,600        123
   Verint Systems, Inc. *                                       4,600        148
   Wind River Systems, Inc. *                                  23,500        368
   Witness Systems, Inc. *                                      9,000        164
                                                                         -------
                                                                          12,141
                                                                         -------
Storage/Warehousing - 0.0%
   Mobile Mini, Inc. *                                          5,100        176
                                                                         -------
Telecommunications - 4.0%
   3Com Corp. *                                               122,700        447
   Adaptec, Inc. *                                             37,500        145
   Adtran, Inc.                                                21,000        521
   Aeroflex, Inc. *                                            24,300        204
   Airspan Networks, Inc. *                                    13,500         75
   Alaska Communications Systems Group, Inc.                    5,100         51
   Anaren, Inc. *                                               6,500         85
   Anixter International, Inc. *                               10,100        375
   Applied Signal Technology, Inc.                              4,000         76
   Arris Group, Inc. *                                         28,200        246
   Aspect Communications Corp. *                               13,500        152
   Atheros Communications, Inc. *                              10,500         85
   Audiovox Corp., Class A *                                    5,700         88
   Black Box Corp.                                              5,600        198
   Broadwing Corp. *                                           20,470         95
   C-COR, Inc. *                                               16,500        113
   Centennial Communications Corp. *                            6,600         92
   CIENA Corp. *                                              183,900        384
   Cincinnati Bell, Inc. *                                     79,000        340
   Commonwealth Telephone Enterprises, Inc.                     7,333        307
   CommScope, Inc. *                                           17,600        306
   Comtech Telecommunications *                                 6,925        226
   CT Communications, Inc.                                      6,200         81
   Ditech Communications Corp. *                                9,200         60
   Dobson Communications Corp., Class A *                      37,400        159
   EndWave Corp. *                                              2,360        112
   Essex Corp. *                                                5,800    $   133
   Extreme Networks *                                          37,800        155
   Fairpoint Communications, Inc.                               8,110        131
   Finisar Corp. *                                             65,200         68
   Foundry Networks, Inc. *                                    38,600        333
   General Communication, Inc., Class A *                      18,700        185
   Glenayre Technologies, Inc. *                               22,800         86
   GlobeTel Communications Corp. *                             22,100         62
   Golden Telecom, Inc.                                         6,700        206
   Harmonic, Inc. *                                            23,500        113
   Hypercom Corp. *                                            17,000        110
   IDT Corp., Class B *                                        17,900        236
   Interdigital Communications Corp. *                         17,800        311
   Intrado, Inc. *                                              6,200         93
   Iowa Telecommunications Services, Inc.                       7,300        137
   Ixia *                                                      11,100        216
   Jamdat Mobile, Inc. *                                        3,700        102
   Level 3 Communications, Inc. *                             228,500        464
   Mastec, Inc. *                                               9,500         84
   MRV Communications, Inc. *                                  34,934         76
   Netgear, Inc. *                                              9,900        184
   Newport Corp. *                                             13,500        187
   North Pittsburgh Systems, Inc.                               5,300        104
   Novatel Wireless, Inc. *                                     9,000        112
   Oplink Communications, Inc. *                               37,300         64
   Plantronics, Inc.                                           15,700        571
   Polycom, Inc. *                                             31,400        468
   Powerwave Technologies, Inc. *                              32,000        327
   Premiere Global Services, Inc. *                            22,300        252
   Price Communications Corp. *                                13,957        241
   RCN Corp. *                                                  7,800        180
   RF Micro Devices, Inc. *                                    60,200        327
   SafeNet, Inc. *                                              8,127        277
   SBA Communications Corp., Class A *                         24,400        329
   Shenandoah Telecom Co.                                       2,400         95
   Sonus Networks, Inc. *                                      79,800        381
   Spectralink Corp.                                            6,800         72
   SureWest Communications                                      4,800        123
   Sycamore Networks, Inc. *                                   59,700        206
   SymmetriCom, Inc. *                                         15,500        161
   Syniverse Holdings, Inc. *                                   6,280         88
   Talk America Holdings, Inc. *                                9,600         96


                                 NORTHERN FUNDS QUARTERLY REPORT 24 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   SMALL CAP INDEX FUND (continued)

                                                              NUMBER
                                                            OF SHARES     VALUE
                                                            ---------   --------
                                                                         (000S)
COMMON STOCKS - 98.8% - CONTINUED
Telecommunications - 4.0% - (continued)
   Tekelec *                                                  17,700    $    297
   Telkonet, Inc. *                                           12,400          61
   Terayon Communication Systems, Inc. *                      23,300          72
   Time Warner Telecom, Inc., Class A *                       17,600         104
   Ubiquitel, Inc. *                                          25,200         206
   US Unwired, Inc. *                                         43,000         250
   USA Mobility, Inc. *                                        8,476         249
   UTStarcom, Inc. *                                          31,500         236
   Valor Communications Group, Inc.                            9,130         126
   Viasat, Inc. *                                              7,100         144
   Westell Technologies, Inc., Class A *                      18,600         111
   Wireless Facilities, Inc. *                                16,800         106
   Zhone Technologies, Inc. *                                 20,850          70
                                                                        --------
                                                                          15,201
                                                                        --------
Textiles - 0.1%
   Angelica Corp.                                              3,000          74
   Dixie Group, Inc. *                                         3,980          70
   G & K Services, Inc., Class A                               5,950         224
   Innovo Group, Inc. *                                        9,300          20
   Unifirst Corp. of Massachusetts                             3,000         122
                                                                        --------
                                                                             510
                                                                        --------
Toys, Games & Hobbies - 0.2%
   Jakks Pacific, Inc. *                                       8,550         164
   Leapfrog Enterprises, Inc. *                               11,000         124
   RC2 Corp. *                                                 6,000         226
   Topps (The) Co.                                            11,000         110
                                                                        --------
                                                                             624
                                                                        --------
Transportation - 1.5%
   ABX Air, Inc. *                                            17,800         145
   Arkansas Best Corp.                                         7,900         251
   Covenant Transport, Inc., Class A *                         3,400          45
   Dynamex, Inc. *                                             3,610          61
   EGL, Inc. *                                                13,700         278
   Florida East Coast Industries, Inc.                        10,800         468
   Forward Air Corp.                                          10,850         307
   Frozen Food Express Industries, Inc. *                      5,600          63
   Genesee & Wyoming, Inc., Class A *                          7,150         194
   Gulfmark Offshore, Inc. *                                   5,200         142
   Heartland Express, Inc.                                    15,478         301
   HUB Group, Inc., Class A *                                  6,700         168
   Kansas City Southern Industries, Inc. *                    27,000         545
   Kirby Corp. *                                               7,100         320
   Knight Transportation, Inc.                                12,093    $    294
   Maritrans, Inc.                                             3,200          87
   Marten Transport Ltd. *                                     3,700          78
   Offshore Logistics, Inc. *                                  7,127         234
   Old Dominion Freight Line, Inc. *                           5,750         154
   Overnite Corp.                                              8,600         370
   Pacer International, Inc. *                                11,600         253
   PAM Transportation Services, Inc. *                           869          15
   RailAmerica, Inc. *                                        12,100         144
   SCS Transportation, Inc. *                                  5,400          96
   Seabulk International, Inc. *                               2,200          47
   Sirva, Inc. *                                               7,500          64
   U.S. Xpress Enterprises, Inc., Class A *                    3,700          44
   USA Truck, Inc. *                                           2,000          49
   Werner Enterprises, Inc.                                   16,400         322
                                                                        --------
                                                                           5,539
                                                                        --------
Trucking & Leasing - 0.2%
   AMERCO, Inc. *                                              3,500         187
   GATX Corp.                                                 14,100         487
   Greenbrier Cos., Inc.                                       2,300          62
   Interpool, Inc.                                             2,200          47
                                                                        --------
                                                                             783
                                                                        --------
Water - 0.2%
   American States Water Co.                                   5,400         159
   California Water Service Group                              5,400         203
   Connecticut Water Service, Inc.                             2,850          71
   Middlesex Water Co.                                         3,733          72
   Pico Holdings, Inc. *                                       2,300          68
   SJW Corp.                                                   2,400         113
   Southwest Water Co.                                         7,236          86
                                                                        --------
                                                                             772
                                                                        --------
Total Common Stocks
(Cost $310,627)                                                          376,717


EQUITY FUNDS 25 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                              NUMBER
                                                            OF SHARES     VALUE
                                                            ---------   --------
                                                                         (000S)
OTHER - 0.0%
   Escrow MascoTech, Inc. *                                    3,700       $--
   Escrow Position PetroCorp. *                                1,900        --
                                                                           ---
Total Other
(Cost $-)                                                                   --

RIGHT - 0.0%
   CSF Holdings, Inc. *                                        4,212        --
                                                                           ---
Total Right                                                                 --
(Cost $-)                                                                   --

WARRANTS - 0.0%
   Imperial Credit Industries, Exp. 1/31/08 *                     33        --
   Optical Cable Corp., Exp. 10/24/07 *                       52,400        --
   Optical Cable Corp., Exp. 10/24/07 *                          147        --
   Redback Networks, Exp. 1/2/11 *                               782         2
   Redback Networks, Exp. 1/2/11 *                               823         1
                                                                           ---
Total Warrants
(Cost $-)                                                                    3

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
                                                              (000S)     (000S)
SHORT-TERM INVESTMENTS - 1.2%
   Societe Generale, Grand Cayman,
      Eurodollar Time Deposit,
      3.38%, 7/1/05                                          $ 3,996       3,996
   U.S. Treasury Bill,/(1)/
      2.84%, 7/14/05                                             615         614
                                                                        --------
Total Short-Term Investments
(Cost $4,610)                                                              4,610
                                                                        --------
Total Investments - 100.0%
(Cost $315,237)                                                         $381,330

/(1)/ Security pledged as collateral to cover margin requirements for open futures contracts.

*    Non-Income Producing Security

At June 30, 2005, the Small Cap Index Fund had open futures contracts as follows:

                                     NOTIONAL                         UNREALIZED
                         NUMBER OF    AMOUNT    CONTRACT   CONTRACT      GAIN
     TYPE                CONTRACTS    (000S)    POSITION     EXP.       (000S)
     ----                ---------   --------   --------   --------   ----------
Russell 2000                 16       $5,145      Long       9/05        $146

At June 30, 2005, the industry sectors for the Small Cap Index Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
---------------                                                 ----------------
Consumer Discretionary                                                16.3%
Consumer Staples                                                       3.1
Energy                                                                 5.4
Financials                                                            22.0
Health Care                                                           12.6
Industrials                                                           14.3
Information Technology                                                17.8
Materials                                                              4.5
Telecommunication Services                                             1.3
Utilities                                                              2.7
                                                                     -----
Total                                                                100.0%

Federal Tax Information:

As of June 30, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $315,237
                                                                       --------
Gross tax appreciation of investments                                  $ 83,480
Gross tax depreciation of investments                                   (17,387)
                                                                       --------
Net tax appreciation of investments                                    $ 66,093
                                                                       --------


                                 NORTHERN FUNDS QUARTERLY REPORT 26 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   SMALL CAP VALUE FUND

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 96.2%
Aerospace/Defense - 2.8%
   AAR Corp. *                                                  3,800    $    60
   Curtiss-Wright Corp.                                        56,900      3,070
   DRS Technologies, Inc.                                       2,700        138
   Esterline Technologies Corp. *                             100,621      4,033
   Heico Corp.                                                 17,760        416
   Herley Industries, Inc. *                                   36,794        671
   Moog, Inc., Class A *                                      134,250      4,227
   Orbital Sciences Corp. *                                    17,400        172
   Triumph Group, Inc. *                                       30,114      1,047
                                                                         -------
                                                                          13,834
                                                                         -------
Agriculture - 0.1%
   Alliance One International, Inc.                            64,920        390
   Andersons (The), Inc.                                        1,400         50
                                                                         -------
                                                                             440
                                                                         -------
Airlines - 0.4%
   Mesa Air Group, Inc. *                                       3,753         25
   Skywest, Inc.                                              113,884      2,071
                                                                         -------
                                                                           2,096
                                                                         -------
Apparel - 1.7%
   Deckers Outdoor Corp. *                                     18,500        455
   Gymboree Corp. *                                             3,639         50
   Hampshire Group Ltd. *                                         218          4
   Hartmarx Corp. *                                             1,700         17
   Kellwood Co.                                                80,371      2,162
   Phillips-Van Heusen Corp.                                   62,783      2,052
   Russell Corp.                                               34,552        707
   Skechers U.S.A., Inc., Class A *                            50,200        716
   Steven Madden Ltd. *                                         1,400         25
   Stride Rite Corp.                                          102,975      1,420
   Superior Uniform Group, Inc.                                14,800        204
   Warnaco Group (The), Inc. *                                  1,400         32
   Wolverine World Wide, Inc.                                  27,307        656
                                                                         -------
                                                                           8,500
                                                                         -------
Auto Parts & Equipment - 1.8%
   Aftermarket Technology Corp. *                              90,750      1,582
   ArvinMeritor, Inc.                                           6,300        112
   Bandag, Inc.                                                72,500      3,339
   Cooper Tire & Rubber Co.                                   103,354      1,919
   Keystone Automotive Industries, Inc. *                       1,607         40
   Modine Manufacturing Co.                                    51,855      1,688
                                                                         -------
                                                                           8,680
                                                                         -------
Banks - 9.2%
   1st Source Corp.                                            49,691    $ 1,140
   1st State Bancorp, Inc.                                      2,899        105
   ABC Bancorp                                                 64,328      1,163
   Amcore Financial, Inc.                                       1,400         42
   AmericanWest Bancorp *                                         995         20
   Bancfirst Corp.                                             11,695      1,017
   Bancorp Rhode Island, Inc.                                     405         15
   BancorpSouth, Inc.                                          42,100        994
   Bank Mutual Corp.                                            7,600         84
   Bank of Granite Corp.                                          500         10
   Banner Corp.                                                39,233      1,099
   Berkshire Bancorp, Inc.                                     11,900        217
   Capital Bank Corp.                                           3,991         60
   Capital Crossing Bank *                                     12,212        416
   Capitol Bancorp Ltd.                                           600         20
   Cathay Bancorp, Inc.                                         1,348         45
   Center Financial Corp.                                       2,277         57
   Central Pacific Financial Corp.                             18,802        669
   Chemical Financial Corp.                                    11,069        366
   Citizens & Northern Corp.                                      600         19
   Citizens Banking Corp. of Michigan                          28,992        876
   CityBank Lynwood of Washington                                 900         28
   Columbia Banking Systems, Inc.                               1,914         47
   Community Bank System, Inc.                                148,800      3,629
   Community Trust Bancorp, Inc.                               34,042      1,114
   Corus Bankshares, Inc.                                      12,793        710
   Farmers Capital Bank Corp.                                     700         24
   Fidelity Southern Corp.                                      4,452         69
   Financial Institutions, Inc.                                 8,228        148
   First Charter Corp.                                         41,268        907
   First Citizens Bancshares, Inc., Class A                    11,287      1,632
   First Commonwealth Financial Corp.                         112,064      1,535
   First Community Bancorp of California                        7,231        343
   First Community Bancshares, Inc.                               900         29
   First Financial Corp. of Indiana                            48,876      1,404
   First Indiana Corp.                                         18,304        543
   First M & F Corp.                                            9,609        327
   First Merchants Corp.                                       31,786        790
   First Republic Bank                                         29,620      1,046
   First State Bancorporation                                   4,030         78
   Fremont General Corp.                                        2,300         56


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 96.2% - CONTINUED
Banks - 9.2% - (continued)
   GB&T Bancshares, Inc.                                       30,976    $   736
   Gold Banc Corp., Inc.                                       65,176        948
   Greater Bay Bancorp                                         70,718      1,865
   Hancock Holding Co.                                         87,236      3,001
   Hanmi Financial Corp.                                       21,636        361
   Heartland Financial USA, Inc.                                2,182         43
   Heritage Commerce Corp. *                                    4,022         74
   IBERIABANK Corp.                                               800         49
   Independent Bank Corp. of Massachusetts                        600         17
   Integra Bank Corp.                                           5,019        114
   Irwin Financial Corp.                                       99,600      2,210
   Lakeland Bancorp, Inc.                                       1,100         17
   Macatawa Bank Corp.                                          1,284         45
   Main Street Banks, Inc.                                     39,525      1,006
   MainSource Financial Group, Inc.                             5,169         94
   MB Financial, Inc.                                           2,037         81
   Merchants & Manufacturers Bancorporation, Inc.               1,870         71
   Mid-State Bancshares                                         6,447        179
   National Penn Bancshares, Inc.                               1,758         44
   Old National Bancorp of Indiana                             60,700      1,299
   Omega Financial Corp.                                        2,216         69
   Peoples Bancorp, Inc. of Ohio                                1,100         29
   Provident Bankshares Corp.                                   5,600        179
   Renasant Corp.                                                 517         16
   Republic Bancorp, Inc. of Kentucky, Class A                 15,479        336
   Security Bank Corp. of Georgia                               2,056         47
   Simmons First National Corp., Class A                       34,032        923
   Southwest Bancorp, Inc. of Oklahoma                            724         15
   State Financial Services Corp., Class A                      1,720         69
   Sun Bancorp, Inc. of New Jersey *                            2,322         48
   Susquehanna Bancshares, Inc.                                73,970      1,819
   Taylor Capital Group, Inc.                                   1,010         40
   UMB Financial Corp.                                         69,878      3,985
   Umpqua Holdings Corp.                                        5,349        126
   Univest Corp. of Pennsylvania                               27,000        809
   Unizan Financial Corp.                                       9,719        260
   Virginia Financial Group, Inc.                               2,514         88
   WesBanco, Inc.                                              34,486      1,035
   Whitney Holding Corp.                                          830         27
   Yardville National Bancorp                                  12,501        447
                                                                         -------
                                                                          45,514
                                                                         -------
Biotechnology - 0.4%
   Regeneron Pharmaceuticals, Inc. *                          174,500    $ 1,464
   Serologicals Corp. *                                        16,278        346
                                                                         -------
                                                                           1,810
                                                                         -------
Building Materials - 2.8%
   Apogee Enterprises, Inc.                                     7,960        122
   Comfort Systems USA, Inc. *                                 21,600        142
   Eagle Materials, Inc.                                       49,069      4,543
   Genlyte Group, Inc. *                                       15,898        775
   Lennox International, Inc.                                 127,872      2,707
   LSI Industries, Inc.                                        42,338        590
   NCI Building Systems, Inc. *                                47,520      1,559
   Texas Industries, Inc.                                       2,100        118
   Universal Forest Products, Inc.                             39,778      1,649
   USG Corp. *                                                 14,708        625
   York International Corp.                                    20,228        769
                                                                         -------
                                                                          13,599
                                                                         -------
Chemicals - 2.1%
   Arch Chemicals, Inc.                                        67,171      1,677
   Cytec Industries, Inc.                                      80,400      3,200
   Fuller (H.B.) Co.                                           21,850        744
   Great Lakes Chemical Corp.                                   1,100         35
   Minerals Technologies, Inc.                                 24,352      1,500
   NewMarket Corp. *                                           23,160        342
   Octel Corp.                                                 25,992        468
   Penford Corp.                                               17,597        281
   Schulman (A.), Inc.                                         41,020        734
   Sensient Technologies Corp.                                  1,400         29
   Spartech Corp.                                              39,600        705
   Stepan Co.                                                  25,489        563
   Terra Industries, Inc. *                                     2,600         18
                                                                         -------
                                                                          10,296
                                                                         -------
Commercial Services - 3.4%
   ACE Cash Express, Inc. *                                     6,500        166
   Albany Molecular Research, Inc. *                           42,712        598
   Banta Corp.                                                  6,950        315
   Bowne & Co., Inc.                                           30,000        434
   BPP Liquidating Trust                                       29,900          2
   Central Parking Corp.                                        9,900        136
   Century Business Services, Inc. *                          254,195      1,029
   Cenveo, Inc. *                                              20,200        153
   Clark, Inc.                                                 56,723        813
   Consolidated Graphics, Inc. *                               45,853      1,869


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   SMALL CAP VALUE FUND (continued)

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 96.2% - CONTINUED
Commercial Services - 3.4% - (continued)
   Corrections Corp. of America *                              43,990    $ 1,727
   Cross Country Healthcare, Inc. *                            33,671        572
   Dollar Thrifty Automotive Group *                           32,700      1,242
   Electro Rent Corp. *                                         2,102         31
   Exponent, Inc. *                                             3,207         92
   FTI Consulting, Inc. *                                       1,900         40
   Hooper Holmes, Inc.                                          5,100         21
   Kforce, Inc. *                                              65,600        555
   MAXIMUS, Inc.                                                2,000         71
   MPS Group, Inc. *                                          273,500      2,576
   On Assignment, Inc. *                                       33,482        167
   Parexel International Corp. *                                2,800         56
   PDI, Inc. *                                                 21,800        269
   PRG-Schultz International, Inc. *                           11,310         32
   Rent-Way, Inc. *                                             2,100         21
   Source Interlink Cos., Inc. *                              101,400      1,254
   SOURCECORP, Inc. *                                          27,238        540
   Startek, Inc.                                               97,800      1,606
   Stewart Enterprises, Inc., Class A                           6,578         43
   TeleTech Holdings, Inc. *                                   26,163        213
   United Rentals, Inc. *                                       1,300         26
   Volt Information Sciences, Inc. *                            2,000         47
                                                                         -------
                                                                          16,716
                                                                         -------
Computers - 2.0%
   Agilysys, Inc.                                              42,623        669
   Catapult Communications Corp. *                              7,055        120
   CIBER, Inc. *                                               78,834        629
   Electronics for Imaging, Inc. *                             60,000      1,262
   Hutchinson Technology, Inc. *                               60,127      2,316
   Imation Corp.                                               10,800        419
   Integral Systems, Inc. of Maryland                           1,224         28
   Intergraph Corp. *                                          35,358      1,218
   MTS Systems Corp.                                           28,515        958
   Perot Systems Corp., Class A *                              75,400      1,072
   Quantum Corp. *                                             14,900         44
   Radisys Corp. *                                             53,900        871
   SYKES Enterprises, Inc. *                                   15,991        152
                                                                         -------
                                                                           9,758
                                                                         -------
Distribution/Wholesale - 1.1%
   Brightpoint, Inc. *                                         23,209        515
   Building Material Holding Corp.                              2,569        178
   Handleman Co.                                                9,975        165
   Timco Aviation Services, Inc. *                              2,454    $    --
   Watsco, Inc.                                               109,801      4,678
                                                                         -------
                                                                           5,536
                                                                         -------
Diversified Financial Services - 1.1%
   Advanta Corp., Class B                                       1,501         42
   California First National Bancorp                            5,653         63
   Charter Municipal Mortgage Acceptance Co.                   19,800        435
   CompuCredit Corp. *                                         66,686      2,286
   Credit Acceptance Corp. *                                  114,588      1,706
   Financial Federal Corp.                                     12,071        466
   First Albany Cos., Inc. *                                   45,563        272
   Municipal Mortgage & Equity                                  7,457        194
   Stifel Financial Corp. *                                       900         22
   SWS Group, Inc.                                              2,000         34
                                                                         -------
                                                                           5,520
                                                                         -------
Electric - 2.5%
   Avista Corp.                                                34,552        642
   BayCorp Holdings Ltd. *                                         97          1
   Black Hills Corp.                                           38,179      1,407
   Central Vermont Public Service Corp.                        58,535      1,083
   CH Energy Group, Inc.                                          900         44
   Cleco Corp.                                                  9,000        194
   El Paso Electric Co. *                                      16,200        331
   Empire District Electric (The) Co.                          33,123        794
   Green Mountain Power Corp.                                   1,508         45
   Otter Tail Corp.                                             2,100         57
   PNM Resources, Inc.                                         11,600        334
   UIL Holdings Corp.                                          60,537      3,258
   Unisource Energy Corp.                                     129,800      3,991
                                                                         -------
                                                                          12,181
                                                                         -------
Electrical Components & Equipment - 0.6%
   Artesyn Technologies, Inc. *                               160,800      1,399
   Belden CDT, Inc.                                             5,300        112
   Encore Wire Corp. *                                        101,448      1,176
   Powell Industries, Inc. *                                   12,108        229
   Wilson Greatbatch Technologies, Inc.                         1,800         43
                                                                         -------
                                                                           2,959
                                                                         -------
Electronics - 3.3%
   Analogic Corp.                                               1,000         50
   Benchmark Electronics, Inc. *                              120,024      3,651
   Checkpoint Systems, Inc. *                                   5,715        101
   Coherent, Inc. *                                             3,595        130


EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 96.2% - CONTINUED
Electronics - 3.3% - (continued)
   CTS Corp.                                                  102,200    $ 1,256
   Cymer, Inc. *                                               42,900      1,130
   Electro Scientific Industries, Inc. *                       62,228      1,113
   FEI Co. *                                                   45,200      1,031
   Methode Electronics, Inc.                                   59,384        705
   Metrologic Instruments, Inc. *                              41,500        520
   Molecular Devices Corp. *                                   15,700        340
   Park Electrochemical Corp.                                   2,800         71
   Paxar Corp. *                                               63,766      1,132
   Rofin-Sinar Technologies, Inc. *                            28,146        923
   SBS Technologies, Inc. *                                       600          6
   Stoneridge, Inc. *                                           6,472         43
   TTM Technologies, Inc. *                                    71,800        546
   Watts Industries, Inc., Class A                             96,400      3,228
   Woodward Governor Co.                                        1,455        122
                                                                         -------
                                                                          16,098
                                                                         -------
Engineering & Construction - 0.7%
   EMCOR Group, Inc. *                                         15,305        748
   Granite Construction, Inc.                                   7,210        203
   URS Corp. *                                                 44,118      1,648
   Washington Group International, Inc. *                      13,175        673
                                                                         -------
                                                                           3,272
                                                                         -------
Entertainment - 0.6%
   Bluegreen Corp. *                                           34,112        594
   Carmike Cinemas, Inc.                                        3,307        102
   Steinway Musical Instruments *                              29,919        878
   Vail Resorts, Inc. *                                        56,329      1,583
                                                                         -------
                                                                           3,157
                                                                         -------
Environmental Control - 0.4%
   Aleris International, Inc. *                                61,730      1,392
   Calgon Carbon Corp.                                         31,805        282
   Met-Pro Corp.                                                3,118         47
   Waste Industries USA, Inc.                                   7,447        105
                                                                         -------
                                                                           1,826
                                                                         -------
Food - 3.5%
   Chiquita Brands International, Inc.                         45,600      1,252
   Corn Products International, Inc.                          189,124      4,494
   Flowers Foods, Inc.                                        123,650      4,372
   Hain Celestial Group, Inc. *                                 2,000         39
   J & J Snack Foods Corp.                                      3,117        163
   Lance, Inc.                                                  8,969        154
   Nash Finch Co.                                              12,179        447
   Ralcorp Holdings, Inc. *                                     7,457    $   307
   Ruddick Corp.                                               79,252      2,023
   Sanfilippo (John B.) & Son *                                 1,000         23
   Seaboard Corp.                                               2,055      3,420
   Weis Markets, Inc.                                          18,808        730
                                                                         -------
                                                                          17,424
                                                                         -------
Forest Products & Paper - 0.2%
   Buckeye Technologies, Inc. *                                 3,000         24
   Glatfelter Co.                                              28,066        348
   Longview Fibre Co.                                           4,900        101
   Rock-Tenn Co., Class A                                      31,886        404
   Schweitzer-Mauduit International, Inc.                       1,200         37
   Wausau-Mosinee Paper Corp.                                  17,636        211
                                                                         -------
                                                                           1,125
                                                                         -------
Gas - 1.7%
   Cascade Natural Gas Corp.                                    1,100         22
   Laclede Group (The), Inc.                                   22,526        715
   Peoples Energy Corp.                                         3,800        165
   SEMCO Energy, Inc. *                                        16,500         99
   South Jersey Industries, Inc.                               13,086        800
   Southwest Gas Corp.                                        110,738      2,825
   WGL Holdings, Inc.                                         115,300      3,879
                                                                         -------
                                                                           8,505
                                                                         -------
Hand/Machine Tools - 0.7%
   Kennametal, Inc.                                            38,036      1,744
   Regal-Beloit Corp.                                          54,793      1,598
                                                                         -------
                                                                           3,342
                                                                         -------
Healthcare - Products - 0.9%
   Conmed Corp. *                                              40,975      1,261
   Datascope Corp.                                              2,956         99
   Encore Medical Corp. *                                     224,837      1,248
   HealthTronics Surgical Services, Inc. *                      4,500         58
   Invacare Corp.                                               1,900         84
   Microtek Medical Holdings, Inc. *                          122,094        448
   PSS World Medical, Inc. *                                    7,430         92
   Thoratec Corp. *                                             4,900         75
   Viasys Healthcare, Inc. *                                   35,577        804
   Zoll Medical Corp. *                                         2,063         53
                                                                         -------
                                                                           4,222
                                                                         -------
Healthcare - Services - 0.9%
   Allied Healthcare International, Inc. *                      2,500         18


                                  NORTHERN FUNDS QUARTERLY REPORT 4 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   SMALL CAP VALUE FUND (continued)

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 96.2% - CONTINUED
Healthcare - Services - 0.9% - (continued)
   Genesis HealthCare Corp. *                                   2,057    $    95
   Kindred Healthcare, Inc. *                                   5,300        210
   Medcath Corp. *                                              2,300         64
   OCA, Inc. *                                                140,930        265
   Pediatrix Medical Group, Inc. *                             14,305      1,052
   RehabCare Group, Inc. *                                      1,500         40
   Res-Care, Inc. *                                             3,600         49
   Sunrise Senior Living, Inc. *                               48,123      2,598
   Symbion, Inc. *                                              1,524         36
                                                                         -------
                                                                           4,427
                                                                         -------
Holding Companies - Diversified - 0.1%
   Resource America, Inc., Class A                              8,650        333
                                                                         -------
Home Builders - 0.1%
   Dominion Homes, Inc. *                                       7,954        128
   M/I Homes, Inc.                                              1,310         71
   Modtech Holdings, Inc. *                                    14,232         93
   Palm Harbor Homes, Inc. *                                    2,779         52
                                                                         -------
                                                                             344
                                                                         -------
Home Furnishings - 0.0%
   Flexsteel Industries, Inc.                                     274          4
   Hooker Furniture Corp.                                       1,500         26
   Kimball International, Inc., Class B                         1,862         25
                                                                         -------
                                                                              55
                                                                         -------
Household Products/Wares - 0.4%
   Central Garden and Pet Co. *                                 9,542        469
   CSS Industries, Inc.                                        44,390      1,502
   Ennis Business Forms, Inc.                                   2,500         45
   Water Pik Technologies, Inc. *                               7,638        146
                                                                         -------
                                                                           2,162
                                                                         -------
Housewares - 0.0%
   Enesco Group, Inc. *                                        28,302         85
   Libbey, Inc.                                                 1,400         22
                                                                         -------
                                                                             107
                                                                         -------
Insurance - 6.8%
   21st Century Insurance Group                                 7,500        111
   Alfa Corp.                                                   1,300         19
   American Physicians Capital, Inc. *                          2,076         77
   Baldwin & Lyons, Inc., Class B                               3,924         95
   CNA Surety Corp. *                                          15,900        236
   Delphi Financial Group, Inc., Class A                       73,400      3,241
   Donegal Group, Inc., Class A                                   974         19
   EMC Insurance Group, Inc.                                    6,519    $   118
   Erie Family Life Insurance Co.                               6,500        205
   FBL Financial Group, Inc., Class A                          19,750        545
   Financial Industries Corp.                                   5,000         40
   First Acceptance Corp. *                                     2,900         27
   FPIC Insurance Group, Inc. *                                 1,000         29
   Great American Financial Resources, Inc.                    62,892      1,246
   Harleysville Group, Inc.                                     4,681         98
   Horace Mann Educators Corp.                                 41,097        773
   Independence Holding Co.                                    14,204        251
   Infinity Property & Casualty Corp.                             958         33
   Kansas City Life Insurance Co.                                 106          5
   Landamerica Financial Group, Inc.                           42,923      2,548
   Midland (The) Co.                                            9,032        318
   Navigators Group, Inc. *                                    15,812        547
   Presidential Life Corp.                                      2,300         39
   ProAssurance Corp. *                                        59,409      2,481
   RLI Corp.                                                   79,500      3,546
   Safety Insurance Group, Inc.                                 2,849         96
   Selective Insurance Group, Inc.                             82,468      4,086
   State Auto Financial Corp.                                   4,100        127
   Stewart Information Services Corp.                          67,305      2,827
   Triad Guaranty, Inc. *                                       1,400         71
   UICI                                                       135,322      4,029
   United America Indemnity Ltd., Class A *                     1,900         33
   United Fire & Casualty Co.                                  34,596      1,537
   Universal American Financial Corp. *                       187,529      4,242
   USI Holdings Corp. *                                         5,395         70
                                                                         -------
                                                                          33,765
                                                                         -------
Internet - 2.4%
   AsiaInfo Holdings, Inc. *                                   10,674         59
   Avocent Corp. *                                             43,200      1,129
   DoubleClick, Inc. *                                        138,300      1,160
   Harris Interactive, Inc. *                                 254,699      1,240
   Infospace, Inc. *                                           35,400      1,166
   Internet Security Systems, Inc. *                           34,100        692
   Ipass, Inc. *                                              197,600      1,197
   Keynote Systems, Inc. *                                      1,762         21
   Neoforma, Inc. *                                            17,590        119
   NetBank, Inc.                                              148,408      1,383
   RSA Security, Inc. *                                        96,200      1,104
   SonicWALL, Inc. *                                            7,400         40


EQUITY FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 96.2% - CONTINUED
Internet - 2.4% - (continued)
   TIBCO Software, Inc. *                                     157,000    $ 1,027
   Valueclick, Inc. *                                         118,076      1,456
   Verity, Inc. *                                               4,140         36
                                                                         -------
                                                                          11,829
                                                                         -------
Investment Companies - 0.0%
   Capital Southwest Corp.                                        500         45
   Gladstone Capital Corp.                                      3,200         75
   MCG Capital Corp.                                            6,500        111
                                                                         -------
                                                                             231
                                                                         -------
Iron/Steel - 1.6%
   Gibraltar Industries, Inc.                                  77,515      1,437
   Material Sciences Corp. *                                   12,000        175
   Oregon Steel Mills, Inc. *                                   1,100         19
   Reliance Steel & Aluminum Co.                               80,065      2,968
   Schnitzer Steel Industries, Inc., Class A                    1,800         43
   Shiloh Industries, Inc. *                                    2,200         27
   Steel Dynamics, Inc.                                       124,020      3,255
   Wheeling-Pittsburgh Corp. *                                  1,400         21
                                                                         -------
                                                                           7,945
                                                                         -------
Lodging - 0.5%
   Aztar Corp. *                                               27,098        928
   Marcus Corp.                                                74,988      1,591
                                                                         -------
                                                                           2,519
                                                                         -------
Machinery - Construction & Mining - 0.2%
   Astec Industries, Inc. *                                     2,870         67
   JLG Industries, Inc.                                        39,388      1,082
                                                                         -------
                                                                           1,149
                                                                         -------
Machinery - Diversified - 1.5%
   Alamo Group, Inc.                                            5,600        104
   Cascade Corp.                                               14,901        644
   Flowserve Corp. *                                           65,022      1,968
   Gardner Denver, Inc. *                                       9,744        342
   Gorman-Rupp (The) Co.                                        1,100         24
   Kadant, Inc. *                                              29,321        643
   NACCO Industries, Inc., Class A                                700         75
   Robbins & Myers, Inc.                                        5,541        119
   Sauer-Danfoss, Inc.                                        116,185      2,065
   Stewart & Stevenson Services, Inc.                          27,800        630
   Tennant Co.                                                    700         25
   Thomas Industries, Inc.                                     19,849        793
                                                                         -------
                                                                           7,432
                                                                         -------
Media - 0.8%
   4Kids Entertainment, Inc. *                                 30,800    $   612
   American Satellite Network                                     255         --
   Emmis Communications Corp., Class A *                        6,400        113
   Hearst-Argyle Television, Inc.                              32,900        806
   Liberty Corp.                                               12,200        449
   Media General, Inc., Class A                                18,724      1,213
   Scholastic Corp. *                                          22,507        868
                                                                         -------
                                                                           4,061
                                                                         -------
Metal Fabrication/Hardware - 0.6%
   CIRCOR International, Inc.                                  40,609      1,002
   Mueller Industries, Inc.                                    18,722        507
   Quanex Corp.                                                23,107      1,225
   Worthington Industries, Inc.                                 2,100         33
                                                                         -------
                                                                           2,767
                                                                         -------
Mining - 0.3%
   Amcol International Corp.                                    2,900         55
   Brush Engineered Materials, Inc. *                          60,200        858
   Century Aluminum Co. *                                       2,400         49
   Stillwater Mining Co. *                                      9,200         68
   USEC, Inc.                                                  18,341        269
                                                                         -------
                                                                           1,299
                                                                         -------
Miscellaneous Manufacturing - 1.2%
   Ameron International Corp.                                  15,505        580
   Applied Films Corp. *                                        1,733         44
   Aptargroup, Inc.                                             3,300        168
   ESCO Technologies, Inc. *                                   14,409      1,452
   Griffon Corp. *                                              6,523        145
   Jacuzzi Brands, Inc. *                                      19,248        207
   Myers Industries, Inc.                                      38,699        484
   Smith (A.O.) Corp.                                          73,316      1,958
   Standex International Corp.                                 12,682        360
   Tredegar Corp.                                              36,055        562
                                                                         -------
                                                                           5,960
                                                                         -------
Office/Business Equipment - 0.2%
   Imagistics International, Inc. *                            40,800      1,142
                                                                         -------
Oil & Gas - 2.7%
   Brigham Exploration Co. *                                    5,678         52
   Callon Petroleum Co. *                                       1,700         25
   Cimarex Energy Co. *                                       109,975      4,279
   Edge Petroleum Corp. of Delaware *                           1,700         26
   Giant Industries, Inc. *                                     1,300         47
   Harvest Natural Resources, Inc. *                          120,475      1,317


                                  NORTHERN FUNDS QUARTERLY REPORT 6 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   SMALL CAP VALUE FUND (continued)

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 96.2% - CONTINUED
   Oil & Gas - 2.7% - (continued)
   Houston Exploration Co. *                                   69,300    $ 3,676
   Meridian Resource Corp. *                                    8,300         40
   Spinnaker Exploration Co. *                                  5,300        188
   Stone Energy Corp. *                                        69,200      3,384
   Swift Energy Co. *                                           2,000         72
                                                                         -------
                                                                          13,106
                                                                         -------
Oil & Gas Services - 1.1%
   Maverick Tube Corp. *                                        2,000         60
   Oil States International, Inc. *                           199,300      5,017
   Universal Compression Holdings, Inc. *                       3,402        123
   Veritas DGC, Inc. *                                          2,500         69
                                                                         -------
                                                                           5,269
                                                                         -------
Packaging & Containers - 0.2%
   Chesapeake Corp.                                            43,697        915
   Greif Inc., Class A                                          4,835        295
                                                                         -------
                                                                           1,210
                                                                         -------
Pharmaceuticals - 0.2%
   Nutraceutical International Corp. *                         29,400        393
   Omega Protein Corp. *                                       65,689        415
                                                                         -------
                                                                             808
                                                                         -------
Pipelines - 0.1%
   Kinder Morgan Management LLC *                              13,206         --
   Transmontaigne, Inc. *                                      28,300        297
                                                                         -------
                                                                             297
                                                                         -------
Real Estate - 0.9%
   American Real Estate LP                                        600         17
   Avatar Holdings, Inc. *                                      2,519        127
   Bresler & Reiner, Inc.                                       2,200         68
   Jones Lang LaSalle, Inc. *                                  51,074      2,259
   Trammell Crow Co. *                                         54,378      1,318
   W.P. Carey & Co. LLC                                        19,800        580
                                                                         -------
                                                                           4,369
                                                                         -------
REITS - 9.6%
   Acadia Realty Trust                                         30,123        562
   American Home Mortgage Investment Corp.                      9,375        328
   American Land Lease, Inc.                                   26,088        572
   AMLI Residential Properties Trust                            7,137        223
   Anthracite Capital, Inc.                                   104,600      1,239
   Brandywine Realty Trust                                     36,768      1,127
   Capital Automotive                                           4,385        167
   Capital Trust, Inc. of New York, Class A                    14,119        472

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 96.2% - CONTINUED
REITS - 9.6% - (continued)
   Commercial Net Lease Realty                                131,686    $ 2,696
   Correctional Properties Trust                               18,728        530
   Cousins Properties, Inc.                                     6,700        198
   CRT Properties, Inc.                                        78,749      2,150
   EastGroup Properties, Inc.                                  22,365        942
   Equity One, Inc.                                           173,228      3,932
   Gables Residential Trust                                    36,669      1,585
   Glenborough Realty Trust, Inc.                              17,700        364
   Heritage Property Investment Trust                          14,708        515
   Hersha Hospitality Trust                                     1,200         11
   Highwoods Properties, Inc.                                   5,000        149
   Home Properties of New York, Inc.                           15,600        671
   IMPAC Mortgage Holdings, Inc.                              163,200      3,044
   Innkeepers USA Trust                                         5,800         87
   Investors Real Estate Trust                                 13,793        133
   Kilroy Realty Corp.                                         90,900      4,317
   LaSalle Hotel Properties                                     7,152        235
   MFA Mortgage Investments, Inc.                             110,306        822
   Mid-America Apartment Communities, Inc.                        302         14
   Mission West Properties                                      4,735         49
   National Health Investors, Inc.                             41,071      1,153
   Newcastle Investment Corp.                                  81,995      2,472
   OMEGA Healthcare Investors, Inc.                            12,995        167
   Parkway Properties, Inc.                                    24,690      1,235
   Pennsylvania Real Estate Investment Trust                   89,800      4,265
   Post Properties, Inc.                                        3,800        137
   Prentiss Properties Trust                                   57,923      2,111
   PS Business Parks, Inc.                                     46,457      2,065
   RAIT Investment Trust                                       34,729      1,040
   Ramco-Gershenson Properties                                 13,781        403
   Redwood Trust, Inc.                                          1,800         93
   Saxon Capital, Inc.                                        129,050      2,203
   Senior Housing Properties Trust                            131,039      2,478
   Sovran Self Storage, Inc.                                   11,061        503
   Winston Hotels, Inc.                                        13,800        155
                                                                         -------
                                                                          47,614
                                                                         -------
Retail - 6.6%
   Big Lots, Inc. *                                            87,100      1,153
   Bob Evans Farms, Inc.                                        3,060         71
   Brookstone, Inc. *                                          10,931        206
   Brown Shoe Co., Inc.                                         2,600        102
   Buckle (The), Inc.                                           1,400         62


EQUITY FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 96.2% - CONTINUED
Retail - 6.6% - (continued)
   Burlington Coat Factory Warehouse Corp.                     52,400    $ 2,234
   Casey's General Stores, Inc.                                22,488        446
   Cash America International, Inc.                            61,009      1,228
   Charlotte Russe Holding, Inc. *                             85,439      1,065
   Charming Shoppes, Inc. *                                   162,839      1,519
   Dave & Buster's, Inc. *                                      7,726        143
   DEB Shops, Inc.                                                601         18
   Dress Barn, Inc. *                                           3,631         82
   Finlay Enterprises, Inc. *                                   9,564        120
   First Cash Financial Services, Inc. *                        1,500         32
   Goody's Family Clothing, Inc.                                8,864         65
   Group 1 Automotive, Inc. *                                   6,431        155
   Haverty Furniture Cos., Inc.                                12,475        184
   IHOP Corp.                                                   1,008         44
   Insight Enterprises, Inc. *                                  9,300        188
   Jo-Ann Stores, Inc. *                                        1,900         50
   Krispy Kreme Doughnuts, Inc. *                               8,200         57
   Landry's Restaurants, Inc.                                  73,123      2,200
   Linens 'N Things, Inc. *                                    87,357      2,067
   Lithia Motors, Inc., Class A                                21,854        631
   Lone Star Steakhouse & Saloon, Inc.                         86,675      2,636
   MarineMax, Inc. *                                           44,227      1,382
   Men's Wearhouse, Inc. *                                     32,301      1,112
   Movado Group, Inc.                                          10,052        190
   O'Charleys, Inc. *                                           9,478        167
   Pantry (The), Inc. *                                        53,792      2,083
   Pep Boys - Manny, Moe & Jack                                87,830      1,189
   Ryan's Restaurant Group, Inc. *                              1,500         21
   School Specialty, Inc. *                                     9,698        451
   Shoe Carnival, Inc. *                                        7,844        171
   ShopKo Stores, Inc. *                                       51,174      1,244
   Smart & Final, Inc. *                                       51,385        630
   Sonic Automotive, Inc.                                      67,548      1,436
   Sports Authority (The), Inc. *                              36,742      1,168
   Stage Stores, Inc. *                                         9,616        419
   Steak n Shake (The) Co. *                                    2,317         43
   Stein Mart, Inc.                                             3,653         80
   Syms Corp.                                                     500          7
   TBC Corp. *                                                 41,064      1,114
   United Auto Group, Inc.                                     63,522      1,893
   West Marine, Inc. *                                         58,290      1,053
                                                                         -------
                                                                          32,611
                                                                         -------
Savings & Loans - 4.6%
   Anchor BanCorp Wisconsin, Inc.                               1,700    $    51
   BankAtlantic Bancorp, Inc., Class A                         67,419      1,278
   BankUnited Financial Corp., Class A                         30,290        819
   Berkshire Hills Bancorp, Inc.                                4,162        139
   Beverly Hills Bancorp, Inc.                                  2,538         28
   Brookline Bancorp, Inc.                                     92,110      1,498
   CFS Bancorp, Inc.                                            9,099        121
   Citizens First Bancorp, Inc.                                 4,688         97
   Clifton Savings Bancorp, Inc.                                2,752         29
   Commercial Capital Bancorp, Inc.                            55,370        925
   Commercial Federal Corp.                                   123,086      4,145
   EFC Bancorp, Inc.                                            9,570        325
   First Defiance Financial Corp.                              20,925        558
   First Niagara Financial Group, Inc.                          1,864         27
   First Place Financial Corp. of Ohio                         14,923        300
   FirstFed Financial Corp. *                                  52,056      3,103
   Flagstar Bancorp, Inc.                                       2,200         42
   HMN Financial, Inc.                                            990         31
   Horizon Financial Corp.                                        939         21
   ITLA Capital Corp. *                                        21,355      1,151
   MAF Bancorp, Inc.                                           18,566        791
   MASSBANK Corp.                                               6,169        214
   MutualFirst Financial, Inc.                                  6,721        150
   Northwest Bancorp, Inc.                                      3,297         70
   Ocwen Financial Corp. *                                    151,500      1,024
   Partners Trust Financial Group, Inc.                        11,945        128
   PennFed Financial Services, Inc.                             1,900         32
   PFF Bancorp, Inc.                                           49,239      1,491
   Provident Financial Holdings                                 3,143         88
   Provident New York Bancorp,                                  4,100         50
   Sterling Financial Corp. of Washington *                    53,847      2,014
   TierOne Corp.                                                2,600         71
   Timberland Bancorp, Inc.                                     6,244        140
   United Community Financial Corp. of Ohio                   165,686      1,813
   Westfield Financial, Inc.                                    2,619         63
                                                                         -------
                                                                          22,827
                                                                         -------
Semiconductors - 2.2%
   Axcelis Technologies, Inc. *                               188,400      1,292
   Cohu, Inc.                                                  21,400        429
   DSP Group, Inc. *                                           13,900        332
   Emulex Corp. *                                              61,587      1,125
   Entegris, Inc. *                                           129,724      1,284


                                  NORTHERN FUNDS QUARTERLY REPORT 8 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   SMALL CAP VALUE FUND (continued)

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 96.2% - CONTINUED
   Semiconductors - 2.2% - (continued)
   Fairchild Semiconductor International, Inc. *               77,500    $ 1,143
   Integrated Device Technology, Inc. *                        12,336        133
   Mattson Technology, Inc. *                                 168,900      1,209
   MKS Instruments, Inc. *                                     67,700      1,144
   Photronics, Inc. *                                          51,300      1,197
   Pixelworks, Inc. *                                         139,400      1,196
   Skyworks Solutions, Inc. *                                  16,534        122
   Standard Microsystems Corp. *                                2,200         51
                                                                         -------
                                                                          10,657
                                                                         -------
Software - 1.2%
   eFunds Corp. *                                             105,982      1,907
   JDA Software Group, Inc. *                                  58,608        667
   Keane, Inc. *                                                1,000         14
   Lawson Software, Inc. *                                    206,700      1,064
   MapInfo Corp. *                                              2,376         25
   Midway Games, Inc. *                                         1,100         12
   MRO Software, Inc. *                                         1,400         20
   NDCHealth Corp.                                             74,700      1,342
   NetIQ Corp. *                                                6,330         72
   Pegasystems, Inc. *                                          3,000         18
   Phoenix Technologies Ltd. *                                 30,689        239
   Ulticom, Inc. *                                             39,400        418
                                                                         -------
                                                                           5,798
                                                                         -------
Telecommunications - 2.3%
   Aeroflex, Inc. *                                           205,182      1,724
   Anixter International, Inc. *                               21,536        800
   Atlantic Tele-Network, Inc.                                  1,800         52
   Black Box Corp.                                              2,100         74
   C-COR, Inc. *                                              160,900      1,102
   CommScope, Inc. *                                           65,500      1,140
   CT Communications, Inc.                                     63,866        833
   EMS Technologies, Inc. *                                    58,516        875
   Golden Telecom, Inc.                                        24,300        746
   Hypercom Corp. *                                           166,102      1,075
   Polycom, Inc. *                                             69,300      1,033
   Price Communications Corp. *                                 3,875         67
   Shenandoah Telecom Co.                                         800         32
   Talk America Holdings, Inc. *                               54,100        542
   Tekelec *                                                   88,800      1,492
   Time Warner Telecom, Inc., Class A *                         2,546         15
                                                                         -------
                                                                          11,602
                                                                         -------

                                                              NUMBER
                                                            OF SHARES     VALUE
                                                            ---------   --------
                                                                         (000S)
COMMON STOCKS - 96.2% - CONTINUED
Textiles - 0.4%
   Angelica Corp.                                              5,319    $    130
   G & K Services, Inc., Class A                               8,886         335
   Unifirst Corp. of Massachusetts                            38,371       1,556
                                                                        --------
                                                                           2,021
                                                                        --------
Toys, Games & Hobbies - 0.3%
   Department 56, Inc. *                                      37,061         380
   Jakks Pacific, Inc. *                                      19,045         366
   RC2 Corp. *                                                20,147         757
   Topps (The) Co.                                             2,900          29
                                                                        --------
                                                                           1,532
                                                                        --------
Transportation - 1.8%
   Arkansas Best Corp.                                         1,600          51
   Covenant Transport, Inc., Class A *                        23,669         312
   EGL, Inc. *                                                36,100         734
   General Maritime Corp.                                      2,100          89
   Genesee & Wyoming, Inc., Class A *                         12,764         347
   Kansas City Southern Industries, Inc. *                    65,202       1,316
   Marten Transport Ltd. *                                     9,300         195
   Offshore Logistics, Inc. *                                 49,643       1,630
   OMI Corp.                                                 162,100       3,082
   SCS Transportation, Inc. *                                 16,000         285
   U.S. Xpress Enterprises, Inc., Class A *                    9,842         117
   Werner Enterprises, Inc.                                    2,700          53
   Yellow Roadway Corp. *                                      9,380         476
                                                                        --------
                                                                           8,687
                                                                        --------
Trucking & Leasing - 0.4%
   AMERCO, Inc. *                                              2,072         111
   GATX Corp.                                                 45,230       1,560
   Greenbrier Cos., Inc.                                       3,828         104
   Interpool, Inc.                                             8,600         184
                                                                        --------
                                                                           1,959
                                                                        --------
Water - 0.0%
   American States Water Co.                                   5,541         163
   California Water Service Group                              2,305          86
                                                                        --------
                                                                             249
                                                                        --------
Total Common Stocks
(Cost $359,530)                                                          474,553


EQUITY FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                              PRINCIPAL
                                                                AMOUNT    VALUE
                                                              ---------   ------
                                                                (000S)    (000S)
CORPORATE BOND - 0.0%
Metal Fabricate/Hardware - 0.0%
   Mueller Industries, Inc.,
      6.00%, 11/1/14                                             $137      $136
                                                                 ----      ----
Total Corporate Bond
(Cost $135)                                                                 136

                                                                NUMBER
                                                              OF SHARES    VALUE
                                                              ---------   ------
                                                                          (000S)
OTHER - 0.0%
   Escrow DLB Oil & Gas *                                       2,100        --
                                                                            ---
Total Other
(Cost $-)                                                                    --

WARRANTS - 0.0%
   American Banknote Corp., Exp. 10/1/07 *                         18        --
   Timco Aviation Services, Inc., Exp. 12/31/07 *                 864        --
                                                                            ---
Total Warrants
(Cost $-)                                                                    --

INVESTMENT COMPANY - 0.1%
   iShares Russell 2000 Value Index Fund                        8,850       569
                                                                            ---
Total Investment Company
(Cost $514)                                                                 569

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
                                                              (000S)     (000S)
SHORT-TERM INVESTMENTS - 3.7%
   Societe Generale, Grand Cayman,
      Eurodollar Time Deposit,
      3.38%, 7/1/05                                          $16,688      16,688
   U.S. Treasury Bill,/(1)/
      2.84%, 7/14/05                                           1,225       1,224
                                                             -------    --------
Total Short-Term Investments
(Cost $17,912)                                                            17,912
                                                                        --------
Total Investments - 100.0%
(Cost $378,091)                                                         $493,170

/(1)/ Security pledged as collateral to cover margin requirements for open futures contracts.

*    Non-Income Producing Security

At June 30, 2005, the Small Cap Value Fund had open futures contracts as follows:

                           NOTIONAL                         UNREALIZED
               NUMBER OF    AMOUNT    CONTRACT   CONTRACT      GAIN
TYPE           CONTRACTS    (000S)    POSITION     EXP.       (000S)
----           ---------   --------   --------   --------   ----------
Russell 2000       56       $18,007     Long       9/05        $264

At June 30, 2005, the industry sectors for the Small Cap Value Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
---------------                                                 ----------------
Consumer Discretionary                                                14.1%
Consumer Staples                                                       4.2
Energy                                                                 5.1
Financials                                                            34.4
Health Care                                                            3.0
Industrials                                                           15.2
Information Technology                                                12.8
Materials                                                              6.3
Telecommunication Services                                             0.5
Utilities                                                              4.4
                                                                     -----
Total                                                                100.0%

Federal Tax Information:

As of June 30, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $378,091
                                                                       --------
Gross tax appreciation of investments                                  $121,642
Gross tax depreciation of investments                                    (6,563)
                                                                       --------
Net tax appreciation of investments                                    $115,079
                                                                       --------


                                 NORTHERN FUNDS QUARTERLY REPORT 10 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   STOCK INDEX FUND

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 98.9%
Advertising - 0.2%
   Interpublic Group of Cos. (The), Inc. *                      14,800   $   180
   Omnicom Group                                                 6,800       543
                                                                         -------
                                                                             723
                                                                         -------
Aerospace/Defense - 2.0%
   Boeing (The) Co.                                             31,268     2,064
   General Dynamics Corp.                                        8,000       876
   Goodrich Corp.                                                4,800       196
   L-3 Communications Holdings, Inc.                             3,800       291
   Lockheed Martin Corp.                                        15,646     1,015
   Northrop Grumman Corp.                                       12,598       696
   Raytheon Co.                                                 15,600       610
   Rockwell Collins, Inc.                                        6,100       291
   United Technologies Corp.                                    39,000     2,003
                                                                         -------
                                                                           8,042
                                                                         -------
Agriculture - 1.6%
   Altria Group, Inc.                                           76,900     4,972
   Archer-Daniels-Midland Co.                                   24,592       526
   Monsanto Co.                                                  9,741       612
   Reynolds American, Inc.                                       4,500       355
   UST, Inc.                                                     6,900       315
                                                                         -------
                                                                           6,780
                                                                         -------
Airlines - 0.1%
   Delta Air Lines, Inc. *                                       4,800        18
   Southwest Airlines Co.                                       27,430       382
                                                                         -------
                                                                             400
                                                                         -------
Apparel - 0.4%
   Coach, Inc. *                                                13,200       443
   Jones Apparel Group, Inc.                                     4,200       130
   Liz Claiborne, Inc.                                           3,800       151
   NIKE, Inc., Class B                                           9,100       788
   Reebok International Ltd.                                     2,000        84
   VF Corp.                                                      3,828       219
                                                                         -------
                                                                           1,815
                                                                         -------
Auto Manufacturers - 0.5%
   Ford Motor Co.                                               66,875       685
   General Motors Corp.                                         21,800       741
   Navistar International Corp. *                                2,280        73
   PACCAR, Inc.                                                  7,035       478
                                                                         -------
                                                                           1,977
                                                                         -------
Auto Parts & Equipment - 0.2%
   Cooper Tire & Rubber Co.                                      2,600   $    48
   Dana Corp.                                                    5,272        79
   Delphi Corp.                                                 19,610        91
   Goodyear Tire & Rubber (The) Co. *                            7,358       110
   Johnson Controls, Inc.                                        6,600       372
   Visteon Corp. *                                               6,099        37
                                                                         -------
                                                                             737
                                                                         -------
Banks - 6.3%
   AmSouth Bancorp                                              12,550       326
   Bank of America Corp.                                       149,340     6,811
   Bank of New York Co. (The), Inc.                             31,000       892
   BB&T Corp.                                                   20,600       823
   Comerica, Inc.                                                7,350       425
   Compass Bancshares, Inc.                                      3,400       153
   Fifth Third Bancorp                                          21,030       867
   First Horizon National Corp. NA                               4,300       181
   Huntington Bancshares, Inc.                                   8,272       200
   KeyCorp                                                      14,100       467
   M&T Bank Corp.                                                4,000       421
   Marshall & Ilsley Corp.                                       8,100       360
   Mellon Financial Corp.                                       17,700       508
   National City Corp.                                          23,900       816
   North Fork Bancorporation, Inc.                              17,350       487
   PNC Financial Services Group, Inc.                           11,700       637
   Regions Financial Corp.                                      16,200       549
   State Street Corp.                                           13,400       647
   SunTrust Banks, Inc.                                         13,600       983
   Synovus Financial Corp.                                      10,750       308
   U.S. Bancorp                                                 70,777     2,067
   Wachovia Corp.                                               59,987     2,975
   Wells Fargo & Co.                                            63,857     3,932
   Zions Bancorporation                                          4,000       294
                                                                         -------
                                                                          26,129
                                                                         -------
Beverages - 2.2%
   Anheuser-Busch Cos., Inc.                                    28,388     1,299
   Brown-Forman Corp., Class B                                   4,200       254
   Coca-Cola (The) Co.                                          85,400     3,565
   Coca-Cola Enterprises, Inc.                                  14,300       315
   Molson Coors Brewing Co., Class B                             2,700       167
   Pepsi Bottling Group, Inc.                                    8,700       249


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 98.9% - CONTINUED
Beverages - 2.2% - (continued)
   PepsiCo, Inc.                                               62,780    $ 3,386
                                                                         -------
                                                                           9,235
                                                                         -------
Biotechnology - 1.1%
   Amgen, Inc. *                                               47,136      2,850
   Biogen Idec, Inc. *                                         12,255        422
   Chiron Corp. *                                               6,100        213
   Genzyme Corp. *                                              9,700        583
   Medimmune, Inc. *                                            8,600        230
   Millipore Corp. *                                            1,800        102
                                                                         -------
                                                                           4,400
                                                                         -------
Building Materials - 0.3%
   American Standard Companies, Inc.                            7,300        306
   Masco Corp.                                                 16,700        530
   Vulcan Materials Co.                                         3,600        234
                                                                         -------
                                                                           1,070
                                                                         -------
Chemicals - 1.6%
   Air Products & Chemicals, Inc.                               7,900        476
   Ashland, Inc. *                                              3,000        216
   Dow Chemical (The) Co.                                      36,871      1,642
   du Pont (E.I.) de Nemours & Co.                             37,777      1,625
   Eastman Chemical Co.                                         3,375        186
   Ecolab, Inc.                                                 8,900        288
   Engelhard Corp.                                              4,362        125
   Great Lakes Chemical Corp.                                   1,900         60
   Hercules, Inc. *                                             3,900         55
   International Flavors & Fragrances, Inc.                     3,300        119
   PPG Industries, Inc.                                         5,900        370
   Praxair, Inc.                                               11,300        527
   Rohm & Haas Co.                                              7,843        363
   Sherwin-Williams (The) Co.                                   4,900        231
   Sigma-Aldrich Corp.                                          2,400        134
                                                                         -------
                                                                           6,417
                                                                         -------
Commercial Services - 0.9%
   Apollo Group, Inc., Class A *                                6,600        516
   Cendant Corp.                                               38,308        857
   Convergys Corp. *                                            5,100         72
   Donnelley (R.R.) & Sons Co.                                  7,700        266
   Equifax, Inc.                                                4,700        168
   H&R Block, Inc.                                              6,300        368
   McKesson Corp.                                              11,741        526
   Moody's Corp.                                               10,204    $   459
   Paychex, Inc.                                               14,300        465
   Robert Half International, Inc.                              6,100        152
                                                                         -------
                                                                           3,849
                                                                         -------
Computers - 3.8%
   Affiliated Computer Services, Inc., Class A *                4,500        230
   Apple Computer, Inc. *                                      30,400      1,119
   Computer Sciences Corp. *                                    6,600        288
   Dell, Inc. *                                                92,200      3,643
   Electronic Data Systems Corp.                               17,900        345
   EMC Corp. of Massachusetts *                                89,712      1,230
   Gateway, Inc. *                                             13,000         43
   Hewlett-Packard Co.                                        108,942      2,561
   IBM Corp.                                                   60,140      4,462
   Lexmark International, Inc., Class A *                       4,500        292
   NCR Corp. *                                                  6,400        225
   Network Appliance, Inc. *                                   14,400        407
   Sun Microsystems, Inc. *                                   131,500        491
   Sungard Data Systems, Inc. *                                11,300        397
   Unisys Corp. *                                              12,000         76
                                                                         -------
                                                                          15,809
                                                                         -------
Cosmetics/Personal Care - 2.1%
   Alberto-Culver Co.                                           3,200        139
   Avon Products, Inc.                                         16,344        619
   Colgate-Palmolive Co.                                       20,500      1,023
   Gillette (The) Co.                                          37,388      1,893
   Procter & Gamble Co.                                        92,712      4,890
                                                                         -------
                                                                           8,564
                                                                         -------
Distribution/Wholesale - 0.1%
   Genuine Parts Co.                                            6,050        248
   Grainger (W.W.), Inc.                                        3,100        170
                                                                         -------
                                                                             418
                                                                         -------
Diversified Financial Services - 8.0%
   American Express Co.                                        44,500      2,369
   Bear Stearns Cos. (The), Inc.                                4,031        419
   Capital One Financial Corp.                                  9,000        720
   Charles Schwab (The) Corp.                                  43,525        491
   CIT Group, Inc.                                              7,300        314
   Citigroup, Inc.                                            193,861      8,962
   Countrywide Financial Corp.                                 21,000        811


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   STOCK INDEX FUND (continued)

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 98.9% - CONTINUED
Diversified Financial Services - 8.0% - (continued)
   E*TRADE Financial Corp. *                                   15,600    $   218
   Fannie Mae                                                  35,800      2,091
   Federated Investors, Inc., Class B                           3,814        114
   Franklin Resources, Inc.                                     8,000        616
   Freddie Mac                                                 26,500      1,729
   Goldman Sachs Group, Inc.                                   16,220      1,655
   Janus Capital Group, Inc.                                    8,400        126
   JPMorgan Chase & Co.                                       131,925      4,660
   Lehman Brothers Holdings, Inc.                               9,800        973
   MBNA Corp.                                                  48,907      1,279
   Merrill Lynch & Co., Inc.                                   35,084      1,930
   Morgan Stanley                                              41,218      2,163
   Price (T. Rowe) Group, Inc.                                  4,600        288
   Providian Financial Corp. *                                 12,500        220
   SLM Corp.                                                   16,800        853
                                                                         -------
                                                                          33,001
                                                                         -------
Electric - 3.2%
   AES Corp. *                                                 22,600        370
   Allegheny Energy, Inc. *                                     5,000        126
   Ameren Corp.                                                 6,800        376
   American Electric Power Co.                                 13,740        507
   Calpine Corp. *                                             24,100         82
   Centerpoint Energy, Inc.                                    10,822        143
   Cinergy Corp.                                                7,341        329
   CMS Energy Corp. *                                           6,600         99
   Consolidated Edison, Inc.                                   10,300        483
   Constellation Energy Group, Inc.                             6,100        352
   Dominion Resources, Inc. of Virginia                        13,393        983
   DTE Energy Co.                                               6,100        285
   Duke Energy Corp.                                           36,504      1,085
   Edison International                                        12,700        515
   Entergy Corp.                                                8,700        657
   Exelon Corp.                                                26,024      1,336
   FirstEnergy Corp.                                           13,515        650
   FPL Group, Inc.                                             14,100        593
   NiSource, Inc.                                               9,300        230
   PG&E Corp.                                                  15,000        563
   Pinnacle West Capital Corp.                                  3,200        142
   PPL Corp.                                                    6,400        380
   Progress Energy, Inc.                                        8,600        389
   Public Service Enterprise Group, Inc.                        8,250    $   502
   Southern (The) Co.                                          29,300      1,016
   TECO Energy, Inc.                                            6,800        129
   TXU Corp.                                                    8,584        713
   Xcel Energy, Inc.                                           13,885        271
                                                                         -------
                                                                          13,306
                                                                         -------
Electrical Components & Equipment - 0.3%
   American Power Conversion Corp.                              6,900        163
   Emerson Electric Co.                                        15,500        971
   Molex, Inc.                                                  6,575        171
                                                                         -------
                                                                           1,305
                                                                         -------
Electronics - 0.4%
   Agilent Technologies, Inc. *                                16,456        379
   Applera Corp. - Applied Biosystems Group                     6,900        136
   Fisher Scientific International, Inc. *                      4,000        260
   Jabil Circuit, Inc. *                                        7,100        218
   PerkinElmer, Inc.                                            4,500         85
   Sanmina-SCI Corp. *                                         22,700        124
   Solectron Corp. *                                           33,500        127
   Symbol Technologies, Inc.                                    8,400         83
   Tektronix, Inc.                                              3,100         72
   Thermo Electron Corp. *                                      5,500        148
   Waters Corp. *                                               4,100        152
                                                                         -------
                                                                           1,784
                                                                         -------
Engineering & Construction - 0.0%
   Fluor Corp.                                                  2,900        167
                                                                         -------
Entertainment - 0.1%
   International Game Technology                               12,500        352
                                                                         -------
Environmental Control - 0.2%
   Allied Waste Industries, Inc. *                             11,100         88
   Waste Management, Inc.                                      20,673        586
                                                                         -------
                                                                             674
                                                                         -------
Food - 1.5%
   Albertson's, Inc.                                           15,245        315
   Campbell Soup Co.                                           13,200        406
   ConAgra Foods, Inc.                                         19,600        454
   General Mills, Inc.                                         14,900        697
   Heinz (H.J.) Co.                                            12,200        432
   Hershey Foods Corp.                                          7,700        478


EQUITY FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 98.9% - CONTINUED
Food - 1.5% - (continued)
   Kellogg Co.                                                 12,400    $   551
   Kroger Co. *                                                25,800        491
   McCormick & Co., Inc.                                        4,800        157
   Safeway, Inc.                                               16,900        382
   Sara Lee Corp.                                              27,100        537
   SUPERVALU, Inc.                                              4,600        150
   Sysco Corp.                                                 22,500        815
   Wrigley (Wm.) Jr. Co.                                        6,900        475
                                                                         -------
                                                                           6,340
                                                                         -------
Forest Products & Paper - 0.5%
   Georgia-Pacific Corp.                                        8,894        283
   International Paper Co.                                     19,372        585
   Louisiana-Pacific Corp.                                      3,816         94
   MeadWestvaco Corp.                                           6,443        181
   Plum Creek Timber Co., Inc.                                  6,500        236
   Temple-Inland, Inc.                                          3,900        145
   Weyerhaeuser Co.                                             9,700        617
                                                                         -------
                                                                           2,141
                                                                         -------
Gas - 0.2%
   KeySpan Corp.                                                6,700        273
   NICOR, Inc.                                                  1,500         62
   Peoples Energy Corp.                                         1,300         56
   Sempra Energy                                                8,371        346
                                                                         -------
                                                                             737
                                                                         -------
Hand/Machine Tools - 0.1%
   Black & Decker Corp.                                         2,800        252
   Snap-On, Inc.                                                2,050         70
   Stanley Works (The)                                          2,900        132
                                                                         -------
                                                                             454
                                                                         -------
Healthcare - Products - 3.7%
   Bard (C.R.), Inc.                                            3,600        239
   Bausch & Lomb, Inc.                                          1,900        158
   Baxter International, Inc.                                  24,300        902
   Becton, Dickinson & Co.                                      9,700        509
   Biomet, Inc.                                                10,050        348
   Boston Scientific Corp. *                                   29,100        786
   Guidant Corp.                                               12,200        821
   Johnson & Johnson                                          110,700      7,195
   Medtronic, Inc.                                             45,800      2,372
   St. Jude Medical, Inc. *                                    12,600        549
   Stryker Corp.                                               13,900        661
   Zimmer Holdings, Inc. *                                      9,540    $   727
                                                                         -------
                                                                          15,267
                                                                         -------
Healthcare - Services - 1.8%
   Aetna, Inc.                                                 10,446        865
   HCA, Inc.                                                   16,347        926
   Health Management Associates, Inc., Class A                  8,400        220
   Humana, Inc. *                                               5,600        223
   Laboratory Corp. of America Holdings *                       4,800        240
   Manor Care, Inc.                                             3,050        121
   Quest Diagnostics, Inc.                                      7,000        373
   Tenet Healthcare Corp. *                                    16,300        199
   UnitedHealth Group, Inc.                                    48,400      2,524
   WellPoint, Inc. *                                           22,500      1,567
                                                                         -------
                                                                           7,258
                                                                         -------
Home Builders - 0.2%
   Centex Corp.                                                 4,300        304
   KB Home                                                      3,572        272
   Pulte Homes, Inc.                                            4,400        371
                                                                         -------
                                                                             947
                                                                         -------
Home Furnishings - 0.1%
   Maytag Corp.                                                 4,100         64
   Whirlpool Corp.                                              2,500        175
                                                                         -------
                                                                             239
                                                                         -------
Household Products/Wares - 0.5%
   Avery Dennison Corp.                                         3,800        202
   Clorox Co.                                                   6,500        362
   Fortune Brands, Inc.                                         5,000        444
   Kimberly-Clark Corp.                                        18,536      1,160
                                                                         -------
                                                                           2,168
                                                                         -------
Housewares - 0.1%
   Newell Rubbermaid, Inc.                                      9,508        227
                                                                         -------
Insurance - 4.6%
   ACE Ltd.                                                     9,800        440
   AFLAC, Inc.                                                 18,400        796
   Allstate (The) Corp.                                        25,814      1,542
   AMBAC Financial Group, Inc.                                  4,600        321
   American International Group, Inc.                          96,589      5,612
   AON Corp.                                                   11,075        277
   Chubb Corp.                                                  7,700        659


                                  NORTHERN FUNDS QUARTERLY REPORT 4 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   STOCK INDEX FUND (continued)

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                          (000S)
COMMON STOCKS - 98.9% - CONTINUED
Insurance - 4.6% - (continued)
   CIGNA Corp.                                                  4,700    $   503
   Cincinnati Financial Corp.                                   6,189        245
   Hartford Financial Services Group, Inc.                     11,100        830
   Jefferson-Pilot Corp.                                        4,712        238
   Lincoln National Corp.                                       6,800        319
   Loews Corp.                                                  6,300        488
   Marsh & McLennan Cos., Inc.                                 18,500        512
   MBIA, Inc.                                                   5,850        347
   Metlife, Inc.                                               28,300      1,272
   MGIC Investment Corp.                                        3,400        222
   Principal Financial Group                                   10,700        448
   Progressive (The) Corp.                                      6,913        683
   Prudential Financial, Inc.                                  20,300      1,333
   SAFECO Corp.                                                 4,600        250
   St. Paul Travelers Cos. (The), Inc.                         25,513      1,009
   Torchmark Corp.                                              3,800        198
   UnumProvident Corp.                                         10,461        192
   XL Capital Ltd., Class A                                     4,800        357
                                                                         -------
                                                                          19,093
                                                                         -------
Internet - 1.0%
   eBay, Inc. *                                                45,024      1,486
   Monster Worldwide, Inc. *                                    5,100        146
   Symantec Corp. *                                            25,800        561
   Yahoo!, Inc. *                                              49,900      1,729
                                                                         -------
                                                                           3,922
                                                                         -------
Iron/Steel - 0.1%
   Allegheny Technologies, Inc.                                 4,032         89
   Nucor Corp.                                                  6,100        278
   United States Steel Corp.                                    4,700        162
                                                                         -------
                                                                             529
                                                                         -------
Leisure Time - 0.5%
   Brunswick Corp.                                              3,400        147
   Carnival Corp.                                              20,196      1,102
   Harley-Davidson, Inc.                                       11,300        561
   Sabre Holdings Corp., Class A                                4,681         93
                                                                         -------
                                                                           1,903
                                                                         -------
Lodging - 0.4%
   Harrah's Entertainment, Inc.                                 6,750        487
   Hilton Hotels Corp.                                         13,400        320
   Marriott International, Inc., Class A                        8,200        559
   Starwood Hotels & Resorts Worldwide, Inc.                    7,400    $   433
                                                                         -------
                                                                           1,799
                                                                         -------
Machinery - Construction & Mining - 0.3%
   Caterpillar, Inc.                                           12,500      1,191
                                                                         -------
Machinery - Diversified - 0.3%
   Cummins, Inc.                                                2,000        149
   Deere & Co.                                                  9,400        615
   Rockwell Automation, Inc.                                    6,500        317
                                                                         -------
                                                                           1,081
                                                                         -------
Media - 3.4%
   Clear Channel Communications, Inc.                          19,800        612
   Comcast Corp., Class A *                                    84,254      2,587
   Disney (Walt) Co.                                           74,700      1,881
   Dow Jones & Co., Inc.                                        2,900        103
   Gannett Co., Inc.                                            9,700        690
   Knight-Ridder, Inc.                                          2,700        166
   McGraw-Hill Cos. (The), Inc.                                14,100        624
   Meredith Corp.                                               1,800         88
   New York Times Co., Class A                                  5,000        156
   News Corp., Class A                                        106,200      1,718
   Time Warner, Inc. *                                        173,300      2,896
   Tribune Co.                                                 11,000        387
   Univision Communications, Inc., Class A *                   11,200        308
   Viacom, Inc., Class B                                       61,348      1,964
                                                                         -------
                                                                          14,180
                                                                         -------
Mining - 0.5%
   Alcoa, Inc.                                                 31,112        813
   Freeport-McMoRan Copper & Gold, Inc., Class B                6,600        247
   Newmont Mining Corp.                                        15,777        616
   Phelps Dodge Corp.                                           3,830        354
                                                                         -------
                                                                           2,030
                                                                         -------
Miscellaneous Manufacturing - 5.7%
   3M Co.                                                      28,000      2,024
   Cooper Industries Ltd., Class A                              3,200        205
   Danaher Corp.                                               10,800        565
   Dover Corp.                                                  7,100        258
   Eastman Kodak Co.                                           11,700        314
   Eaton Corp.                                                  5,300        318
   General Electric Co.                                       396,145     13,726


EQUITY FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                         (000S)
COMMON STOCKS - 98.9% - CONTINUED
Miscellaneous Manufacturing - 5.7% - (continued)
   Honeywell International, Inc.                               32,712    $ 1,198
   Illinois Tool Works, Inc.                                   10,900        869
   Ingersoll-Rand Co., Class A                                  6,250        446
   ITT Industries, Inc.                                         3,500        342
   Leggett & Platt, Inc.                                        6,700        178
   Pall Corp.                                                   4,366        133
   Parker-Hannifin Corp.                                        4,125        256
   Textron, Inc.                                                4,800        364
   Tyco International Ltd.                                     75,590      2,207
                                                                         -------
                                                                          23,403
                                                                         -------
Office/Business Equipment - 0.2%
   Pitney Bowes, Inc.                                           8,000        348
   Xerox Corp. *                                               33,396        461
                                                                         -------
                                                                             809
                                                                         -------
Oil & Gas - 7.5%
   Amerada Hess Corp.                                           3,200        341
   Anadarko Petroleum Corp.                                     8,906        732
   Apache Corp.                                                12,606        814
   Burlington Resources, Inc.                                  14,664        810
   ChevronTexaco Corp.                                         78,006      4,362
   ConocoPhillips                                              51,402      2,955
   Devon Energy Corp.                                          18,700        948
   EOG Resources, Inc.                                          8,200        466
   Exxon Mobil Corp.                                          237,814     13,667
   Kerr-McGee Corp.                                             4,680        357
   Marathon Oil Corp.                                          13,700        731
   Nabors Industries Ltd. *                                     5,200        315
   Noble Corp.                                                  5,700        351
   Occidental Petroleum Corp.                                  15,300      1,177
   Rowan Cos., Inc. *                                           5,200        155
   Sunoco, Inc.                                                 2,800        318
   Transocean, Inc. *                                          12,110        654
   Unocal Corp.                                                10,300        670
   Valero Energy Corp.                                          9,600        759
   XTO Energy, Inc.                                            12,000        408
                                                                         -------
                                                                          30,990
                                                                         -------
Oil & Gas Services - 0.9%
   Baker Hughes, Inc.                                          13,640        698
   BJ Services Co.                                              6,000        315
   Halliburton Co.                                             18,700        894
   National-Oilwell, Inc. *                                     5,800        276
   Schlumberger Ltd.                                           21,700    $ 1,648
                                                                         -------
                                                                           3,831
                                                                         -------
Packaging & Containers - 0.1%
   Ball Corp.                                                   3,900        140
   Bemis Co.                                                    3,800        101
   Pactiv Corp. *                                               5,200        112
   Sealed Air Corp. *                                           2,953        147
                                                                         -------
                                                                             500
                                                                         -------
Pharmaceuticals - 6.2%
   Abbott Laboratories                                         59,100      2,896
   Allergan, Inc.                                               5,200        443
   AmerisourceBergen Corp.                                      3,609        250
   Bristol-Myers Squibb Co.                                    74,160      1,852
   Cardinal Health, Inc.                                       15,524        894
   Caremark Rx, Inc. *                                         17,600        783
   Express Scripts, Inc. *                                      6,400        320
   Forest Laboratories, Inc. *                                 12,800        497
   Gilead Sciences, Inc. *                                     16,344        719
   Hospira, Inc. *                                              5,480        214
   King Pharmaceuticals, Inc. *                                 8,700         91
   Lilly (Eli) & Co.                                           42,696      2,379
   Medco Health Solutions, Inc. *                              10,268        548
   Merck & Co., Inc.                                           82,000      2,526
   Mylan Laboratories, Inc.                                     9,300        179
   Pfizer, Inc.                                               277,692      7,659
   Schering-Plough Corp.                                       54,500      1,039
   Watson Pharmaceuticals, Inc. *                               3,800        112
   Wyeth                                                       51,000      2,269
                                                                         -------
                                                                          25,670
                                                                         -------
Pipelines - 0.3%
   Dynegy, Inc., Class A *                                     13,300         65
   El Paso Corp.                                               23,747        273
   Kinder Morgan, Inc.                                          4,600        383
   Williams Cos. (The), Inc.                                   22,800        433
                                                                         -------
                                                                           1,154
                                                                         -------
REITS - 0.5%
   Apartment Investment & Management Co., Class A               3,400        139
   Archstone-Smith Trust                                        6,100        235
   Equity Office Properties Trust                              16,700        553
   Equity Residential                                           9,800        361
   ProLogis                                                     6,335        255


                                  NORTHERN FUNDS QUARTERLY REPORT 6 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   STOCK INDEX FUND (continued)

                                                               NUMBER
                                                             OF SHARES    VALUE
                                                             ---------   -------
                                                                         (000S)
COMMON STOCKS - 98.9% - CONTINUED
REITS - 0.5% - (continued)
   Simon Property Group, Inc.                                   8,800    $   638
                                                                         -------
                                                                           2,181
                                                                         -------
Retail - 6.6%
   Autonation, Inc. *                                           9,200        189
   Autozone, Inc. *                                             2,700        250
   Bed Bath & Beyond, Inc. *                                   12,000        501
   Best Buy Co., Inc.                                          11,150        764
   Big Lots, Inc. *                                             4,200         56
   Circuit City Stores, Inc.                                    6,800        117
   Costco Wholesale Corp.                                      18,416        825
   CVS Corp.                                                   28,400        826
   Darden Restaurants, Inc.                                     5,550        183
   Dillard's, Inc., Class A                                     3,100         73
   Dollar General Corp.                                        11,505        234
   Family Dollar Stores, Inc.                                   5,800        151
   Federated Department Stores, Inc.                            6,000        440
   Gap (The), Inc.                                             30,687        606
   Home Depot (The), Inc.                                      80,555      3,134
   Kohl's Corp. *                                              12,600        704
   Limited Brands                                              14,100        302
   Lowe's Cos., Inc.                                           29,400      1,712
   May Department Stores (The) Co.                             11,048        444
   McDonald's Corp.                                            48,200      1,337
   Nordstrom, Inc.                                              4,600        313
   Office Depot, Inc. *                                        10,800        247
   OfficeMax, Inc.                                              3,533        105
   Penney (J.C.) Co., Inc. (Holding Co.)                        9,900        520
   RadioShack Corp.                                             5,500        127
   Sears Holdings Corp. *                                       3,673        550
   Staples, Inc.                                               29,175        622
   Starbucks Corp. *                                           15,500        801
   Target Corp.                                                34,000      1,850
   Tiffany & Co.                                                5,000        164
   TJX Cos., Inc.                                              17,200        419
   Toys "R" Us, Inc. *                                          8,675        230
   Wal-Mart Stores, Inc.                                      124,600      6,006
   Walgreen Co.                                                37,100      1,706
   Wendy's International, Inc.                                  4,000        191
   Yum! Brands, Inc.                                           10,200        531
                                                                         -------
                                                                          27,230
                                                                         -------
Savings & Loans - 0.6%
   Golden West Financial Corp.                                 11,000    $   708
   Sovereign Bancorp, Inc.                                     12,013        269
   Washington Mutual, Inc.                                     32,570      1,325
                                                                         -------
                                                                           2,302
                                                                         -------
Semiconductors - 3.2%
   Advanced Micro Devices, Inc. *                              14,800        257
   Altera Corp. *                                              15,200        301
   Analog Devices, Inc.                                        13,000        485
   Applied Materials, Inc.                                     59,800        968
   Applied Micro Circuits Corp. *                              11,600         30
   Broadcom Corp., Class A *                                   11,000        391
   Freescale Semiconductor, Inc., Class B *                    13,827        293
   Intel Corp.                                                229,700      5,986
   Kla-Tencor Corp.                                             8,000        350
   Linear Technology Corp.                                     12,400        455
   LSI Logic Corp. *                                           13,900        118
   Maxim Integrated Products, Inc.                             13,100        501
   Micron Technology, Inc. *                                   21,200        216
   National Semiconductor Corp.                                12,500        275
   Novellus Systems, Inc. *                                     6,100        151
   NVIDIA Corp. *                                               6,700        179
   PMC - Sierra, Inc. *                                         8,300         77
   QLogic Corp. *                                               3,900        120
   Teradyne, Inc. *                                             6,700         80
   Texas Instruments, Inc.                                     62,600      1,757
   Xilinx, Inc.                                                14,000        357
                                                                         -------
                                                                          13,347
                                                                         -------
Software - 4.3%
   Adobe Systems, Inc.                                         17,200        492
   Autodesk, Inc. *                                             9,100        313
   Automatic Data Processing, Inc.                             21,700        911
   BMC Software, Inc. *                                         7,900        142
   Citrix Systems, Inc. *                                       6,500        141
   Computer Associates International, Inc.                     19,793        544
   Compuware Corp. *                                           13,900        100
   Electronic Arts, Inc. *                                     11,800        668
   First Data Corp.                                            30,823      1,237
   Fiserv, Inc. *                                               8,100        348
   IMS Health, Inc.                                             8,104        201
   Intuit, Inc. *                                               7,600        343


EQUITY FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                              NUMBER
                                                            OF SHARES     VALUE
                                                            ---------   --------
                                                                         (000S)
COMMON STOCKS - 98.9% - CONTINUED
Software - 4.3% - (continued)
   Mercury Interactive Corp. *                                 2,900    $    111
   Microsoft Corp.                                           375,100       9,317
   Novell, Inc. *                                             16,100         100
   Oracle Corp. *                                            169,200       2,233
   Parametric Technology Corp. *                               9,400          60
   Siebel Systems, Inc.                                       19,700         175
   Veritas Software Corp. *                                   16,300         398
                                                                        --------
                                                                          17,834
                                                                        --------
Telecommunications - 5.7%
   ADC Telecommunications, Inc. *                              5,228         114
   Alltel Corp.                                               12,200         760
   Andrew Corp. *                                              5,762          74
   AT&T Corp.                                                 31,371         597
   Avaya, Inc. *                                              15,900         132
   BellSouth Corp.                                            70,100       1,863
   CenturyTel, Inc.                                            4,750         164
   CIENA Corp. *                                              17,900          37
   Cisco Systems, Inc. *                                     238,400       4,556
   Citizens Communications Co.                                11,600         156
   Comverse Technology, Inc. *                                 8,200         194
   Corning, Inc. *                                            55,600         924
   JDS Uniphase Corp. *                                       50,900          77
   Lucent Technologies, Inc. *                               162,600         473
   Motorola, Inc.                                             91,065       1,663
   Nextel Communications, Inc., Class A *                     42,800       1,383
   QUALCOMM, Inc.                                             60,300       1,991
   Qwest Communications International, Inc. *                 63,555         236
   SBC Communications, Inc.                                  126,292       2,999
   Scientific-Atlanta, Inc.                                    5,400         180
   Sprint Corp.                                               53,400       1,340
   Tellabs, Inc. *                                            18,100         157
   Verizon Communications, Inc.                              102,270       3,533
                                                                        --------
                                                                          23,603
                                                                        --------
Textiles - 0.1%
   Cintas Corp.                                                5,300         205
                                                                        --------
Toys, Games & Hobbies - 0.1%
   Hasbro, Inc.                                                6,112         127
   Mattel, Inc.                                               14,341         263
                                                                        --------
                                                                             390
                                                                        --------
Transportation - 1.5%
   Burlington Northern Santa Fe Corp.                         15,028    $    708
   CSX Corp.                                                   7,424         317
   FedEx Corp.                                                10,940         886
   Norfolk Southern Corp.                                     15,800         489
   Ryder System, Inc.                                          2,300          84
   Union Pacific Corp.                                         9,400         609
   United Parcel Service, Inc., Class B                       42,400       2,932
                                                                        --------
                                                                           6,025
                                                                        --------
Total Common Stocks
(Cost $307,848)                                                          407,934
                                                                        --------

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
                                                             (000S)      (000S)
SHORT-TERM INVESTMENTS - 1.1%
   Societe Generale, Grand Cayman,
   Eurodollar Time Deposit,
   3.38%, 7/1/05                                              $4,000       4,000
   U.S. Treasury Bill,/(1)/
   2.85%, 7/14/05                                                600         600
                                                              ------    --------
Total Short-Term Investments
(Cost $4,600)                                                              4,600
                                                                        --------
Total Investments - 100.0%
(Cost $312,448)                                                         $412,534
                                                                        --------

/(1)/ Securities pledged as collateral to cover margin requirements for open futures contracts.

*    Non-Income Producing Security

At June 30, 2005, the Stock Index Fund had open futures contracts as follows:

                                     NOTIONAL                         UNREALIZED
                         NUMBER OF    AMOUNT    CONTRACT   CONTRACT     LOSSES
  TYPE                   CONTRACTS    (000S)    POSITION     EXP.       (000S)
  ----                   ---------   --------   --------   --------   ----------
S&P 500 E-Mini               54       $3,228      Long       09/05       $(23)
S&P 500                       6        1,793      Long       09/05        (13)
                                                                         ----
                                                                         $(36)
                                                                         ----


                                  NORTHERN FUNDS QUARTERLY REPORT 8 EQUITY FUNDS

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS                             JUNE 30, 2005 (UNAUDITED)
   STOCK INDEX FUND (continued)

At June 30, 2005, the industry sectors for the Stock Index Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
---------------                                                 ----------------
Consumer Discretionary                                                11.5%
Consumer Staples                                                      10.1
Energy                                                                 8.8
Financials                                                            20.2
Health Care                                                           13.4
Industrials                                                           11.2
Information Technology                                                15.2
Materials                                                              2.9
Telecommunication Services                                             3.2
Utilities                                                              3.5
                                                                     -----
Total                                                                100.0%

Federal Tax Information:

As of June 30, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $312,448
                                                                       --------
Gross tax appreciation of investments                                  $131,448
Gross tax depreciation of investments                                   (31,362)
                                                                       --------
Net tax appreciation of investments                                    $100,086
                                                                       --------


EQUITY FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

EQUITY FUNDS
   SCHEDULE OF INVESTMENTS
   TECHNOLOGY FUND

                                                              NUMBER
                                                            OF SHARES     VALUE
                                                            ---------   --------
                                                                          (000S)
COMMON STOCKS - 94.3%
Commercial Services - 12.8%
   Accenture Ltd., Class A *                                 344,000    $  7,799
   Alliance Data Systems Corp. *                              25,000       1,014
   Automatic Data Processing, Inc.                           173,600       7,286
   Cognizant Technology Solutions Corp., Class A *            64,000       3,016
   Electronic Data Systems Corp.                             123,000       2,368
   First Data Corp.                                          194,800       7,819
   NAVTEQ Corp. *                                             45,469       1,690
                                                                        --------
                                                                          30,992
                                                                        --------
Computers - 14.1%
   Dell, Inc. *                                              255,000      10,075
   EMC Corp. of Massachusetts *                              761,700      10,443
   International Business Machines Corp.                      60,000       4,452
   Network Appliance, Inc. *                                 197,000       5,569
   Seagate Technology *                                      208,900       3,666
                                                                        --------
                                                                          34,205
                                                                        --------
Electronics - 3.1%
   Flextronics International Ltd. *                          400,000       5,284
   NAM TAI Electronics, Inc.                                  50,000       1,137
   Zebra Technologies Corp., Class A *                        25,800       1,130
                                                                        --------
                                                                           7,551
                                                                        --------
Internet - 11.6%
   eBay, Inc. *                                              204,500       6,751
   Google, Inc., Class A *                                    41,500      12,207
   Yahoo!, Inc. *                                            263,000       9,113
                                                                        --------
                                                                          28,071
                                                                        --------
Semiconductors - 15.8%
   Advanced Micro Devices, Inc. *                             75,000       1,301
   Applied Materials, Inc.                                   315,000       5,097
   ATI Technologies, Inc. *                                   78,000         924
   Broadcom Corp., Class A *                                 264,900       9,407
   Intel Corp.                                               314,000       8,183
   Linear Technology Corp.                                    62,400       2,289
   Marvell Technology Group Ltd. *                            10,000         380
   Maxim Integrated Products, Inc.                            75,000       2,866
   Teradyne, Inc. *                                          100,000       1,197
   Texas Instruments, Inc.                                   190,000       5,333
   Xilinx, Inc.                                               50,000       1,275
                                                                        --------
                                                                          38,252
                                                                        --------
Software - 19.3%
   Adobe Systems, Inc.                                        35,000       1,002
   Autodesk, Inc. *                                           45,500    $  1,564
   Cognos, Inc. *                                             48,600       1,659
   Computer Associates International, Inc.                    90,000       2,473
   Electronic Arts, Inc. *                                   139,800       7,914
   Intuit, Inc. *                                            124,000       5,594
   Mercury Interactive Corp. *                                36,000       1,381
   Microsoft Corp.                                           295,000       7,328
   Oracle Corp. *                                            701,600       9,261
   SAP A.G. ADR                                               39,500       1,710
   Symantec Corp. *                                           46,000       1,000
   Veritas Software Corp. *                                  245,900       6,000
                                                                        --------
                                                                          46,886
                                                                        --------
Telecommunications - 17.6%
   Cisco Systems, Inc. *                                     461,400       8,817
   Ericsson LM ADR                                           235,000       7,508
   Juniper Networks, Inc. *                                  268,200       6,753
   Motorola, Inc.                                            360,000       6,574
   Nokia OYJ ADR                                             516,800       8,600
   QUALCOMM, Inc.                                            133,600       4,410
                                                                        --------
                                                                          42,662
                                                                        --------
Total Common Stocks
(Cost $185,349)                                                          228,619

                                                            PRINCIPAL
                                                              AMOUNT     VALUE
                                                            ---------   --------
                                                             (000S)      (000S)
SHORT-TERM INVESTMENTS - 5.7%
   FHLB Discount Note,
      2.53%, 7/1/05                                          $ 2,940       2,940
   Societe Generale, Grand Cayman,
      Eurodollar Time Deposit,
      3.38%, 7/1/05                                           10,987      10,987
                                                             -------    --------
Total Short-Term Investments
(Cost $13,927)                                                            13,927
                                                                        --------
Total Investments - 100.0%
(Cost $199,276)                                                         $242,546

*    Non-Income Producing Security


EQUITY FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

At June 30, 2005, the industry sectors for the Technology Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
---------------                                                 ----------------
Communications Equipment                                              18.7%
Computers & Peripherals                                               15.0
Electronic Equipment & Instruments                                     2.8
Information Technology Consulting & Services                          12.8
Internet & Catalog Retail                                              3.0
Internet Software & Services                                           9.3
Office Electronics                                                     0.5
Software                                                              21.2
Semiconductor Equipment & Products                                    16.7
                                                                     -----
Total                                                                100.0%
                                                                     -----

Federal Tax Information:

As of June 30, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                        $199,276
                                                                       --------
Gross tax appreciation of investments                                  $ 54,611
Gross tax depreciation of investments                                   (11,341)
                                                                       --------
Net tax appreciation of investments                                    $ 43,270
                                                                       --------


                                  NORTHERN FUNDS QUARTERLY REPORT 2 EQUITY FUNDS

FIXED INCOME FUNDS

    SCHEDULE OF INVESTMENTS

    ARIZONA TAX-EXEMPT FUND

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                                                                         (000S)           (000S)
                                                                                      ------------      -----------
MUNICIPAL BONDS - 99.8%

ARIZONA - 94.7%

    Arizona School Facilities Board Revenue
       Bonds, State School Improvement,
       5.25%, 7/1/16                                                                  $      3,000      $     3,335
       5.00%, 7/1/17                                                                           675              737
       5.25%, 7/1/18                                                                         2,845            3,159

    Arizona State Transportation Board
       Highway Revenue Bonds, Prerefunded,
       5.75%, 7/1/09                                                                         2,390            2,647

    Arizona State University COP, Research
       Infrastructure Project (AMBAC Insured),
       5.00%, 9/1/30                                                                         2,000            2,135

    Arizona State University Revenue Bonds
       (FGIC Insured), Prerefunded,
       5.50%, 7/1/12                                                                         2,160            2,468

    Avondale Municipal Development Corp.
       Excise TRB (FGIC Insured),
       5.00%, 7/1/18                                                                           650              708

    Chandler Street & Highway User Revenue
       Bonds (MBIA Insured), Prerefunded,
       5.13%, 7/1/05                                                                         2,000            2,020

    Chandler Water & Sewerage Revenue
       Bonds (MBIA Insured),
       7.25%, 7/1/09                                                                           240              277

    Glendale G.O. Revenue Bonds,
       2.00%, 7/1/18                                                                         2,600            2,079

    Glendale IDA Revenue Bonds, Series A,
       Midwestern University,
       4.50%, 5/15/06                                                                          390              395
       4.63%, 5/15/07                                                                          410              421
       4.75%, 5/15/08                                                                          425              442

    Maricopa County High School District
       No. 210 G.O. Bonds, Series B, School
       Improvement Project of 2003
       (MBIA Insured), (1)
       4.50%, 7/1/24                                                                           500              511
       4.25%, 7/1/25                                                                         1,000            1,002

    Maricopa County School District No. 8
       Osborn G.O. Bonds, Series A
       (FGIC Insured), Prerefunded,
       5.88%, 7/1/06                                                                           705              735
       5.88%, 7/1/06                                                                         1,295            1,350

    Maricopa County School District No. 8
       Osborn G.O. Refunding Bonds,
       Bank Qualified (FGIC Insured),
       4.70%, 7/1/14                                                                         1,000            1,094

    Maricopa County Unified School District
       No. 11 Peoria G.O. Bonds, Unified
       Project of 1991, Prerefunded,
       5.50%, 7/1/05                                                                         1,000            1,010

    Maricopa County Unified School District
       No. 80 Chandler Capital Appreciation
       G.O. Refunding Bonds (FGIC Insured),
       0.00%, 7/1/09                                                                         1,000              880

    Maricopa County Unified School District
       No. 89 Dysart G.O. Bonds, Series B,
       School Improvement Project of 2002
       (FSA Insured),
       5.25%, 7/1/15                                                                         1,600            1,808

    Mesa Utilities System Revenue Bonds
       (FGIC Insured), Prerefunded,
       5.00%, 7/1/09                                                                           930            1,003
       5.00%, 7/1/09                                                                         1,000            1,078

    Mohave County Union High School
       District No. 30 Mohave G.O. Bonds,
       Series B (FGIC Insured),
       8.50%, 7/1/05                                                                         1,000            1,000

    Northern Arizona University Revenue
       Bonds (FGIC Insured),
       5.13%, 6/1/19                                                                           785              860
       5.13%, 6/1/20                                                                           770              832

    Phoenix Civic Improvement Corp. Excise
       TRB, Series A, Senior Lien, Municipal
       Courthouse Project,
       5.75%, 7/1/15                                                                         1,325            1,462

    Phoenix Civic Improvement Corp.
       Municipal Facilities Subordinate Excise
       TRB (FGIC Insured),
       5.75%, 7/1/15                                                                         1,000            1,122

    Phoenix Civic Improvement Corp.
       Wastewater System Revenue Bonds,
       Junior Lien (FGIC Insured), Prerefunded,
       6.25%, 7/1/10                                                                         1,000            1,160

    Phoenix Civic Improvement Corp.
       Wastewater System Revenue Bonds,
       Junior Lien (MBIA Insured),
       5.00%, 7/1/28                                                                         1,300            1,390
       5.00%, 7/1/29                                                                           400              427

FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                                                                         (000S)           (000S)
                                                                                      ------------      -----------
MUNICIPAL BONDS - 99.8% - CONTINUED

ARIZONA - 94.7% - (CONTINUED)

    Phoenix Civic Improvement Corp. Water
       System Revenue Bonds, Junior Lien
       (FGIC Insured),
       5.50%, 7/1/15                                                                  $      2,000      $     2,244
       5.50%, 7/1/17                                                                         3,500            3,918

    Phoenix Civic Improvement Corp. Water
       System Revenue Bonds, Junior Lien
       (MBIA Insured),
       4.75%, 7/1/25                                                                         1,000            1,042
       5.00%, 7/1/29                                                                         1,000            1,076

    Phoenix Civic Plaza Building Corp.
       Excise TRB, Senior Lien,
       5.70%, 7/1/07                                                                         1,160            1,172

    Phoenix G.O. Bonds,
       4.50%, 7/1/22                                                                         1,000            1,014

    Phoenix G.O. Bonds, Series B,
       Various Purpose,
       5.38%, 7/1/20                                                                         1,000            1,107

    Phoenix G.O. Refunding Bonds,
       Series A,
       4.50%, 7/1/15                                                                         1,500            1,554

    Phoenix G.O. Refunding Bonds,
       Series B,
       4.50%, 7/1/20                                                                         1,100            1,121

    Pima County G.O. Bonds (FSA Insured),
       4.00%, 7/1/14                                                                           750              769

    Pima County Unified School District No. 6
       Marana G.O. Refunding Bonds
       (FGIC Insured),
       5.40%, 7/1/14                                                                         1,300            1,441

    Pima County Unified School District No. 10
       Amphitheater G.O. Bonds, Series E,
       School Improvement Project,
       6.50%, 7/1/05                                                                           150              150

    Pima County Unified School District No. 12
       Sunnyside G.O. Bonds (FGIC Insured),
       Prerefunded,
       5.75%, 7/1/09                                                                         2,000            2,213

    Pinal County COP,
       5.00%, 12/1/29                                                                        1,500            1,552

    Prescott Valley Municipal Property Corp.
       Municipal Facilities Revenue Bonds
       (FGIC Insured),
       5.00%, 1/1/16                                                                           580              631

    Prescott Municipal Property Corp.
       Revenue Bonds, Series 2004
       (MBIA Insured),
       5.00%, 7/1/34                                                                           500              533

    Salt River Project Agricultural
       Improvement & Power District Electrical
       Systems Revenue Refunding Bonds,
       Series C,
       4.90%, 1/1/08                                                                           470              475

    Scottsdale Preservation Authority Excise
       TRB (FGIC Insured), Prerefunded,
       6.00%, 7/1/08                                                                           370              407
                                                                                                        -----------
                                                                                                             61,966
                                                                                                        -----------

PUERTO RICO - 5.1%

    Puerto Rico Commonwealth
       Infrastructure Financing Authority
       Special Obligation Bonds, Series A,
       Escrowed to Maturity,
       5.50%, 10/1/20                                                                        2,500            2,792
       5.50%, 10/1/40                                                                          500              552
                                                                                                        -----------
                                                                                                              3,344
                                                                                                        -----------
TOTAL MUNICIPAL BONDS
(COST $61,224)                                                                                               65,310

                                                                                             NUMBER OF      VALUE
                                                                                              SHARES        (000S)
                                                                                             ---------     -------
INVESTMENT COMPANIES - 0.2%
   AIM Tax Exempt Cash Fund                                                                    146,016          146

   Dreyfus Tax-Exempt Cash
     Management Fund                                                                             2,602            3

TOTAL INVESTMENT COMPANIES
(COST $149)                                                                                                     149

TOTAL INVESTMENTS - 100.0%
(COST $61,373)                                                                                             $ 65,459

(1) When-Issued Security

                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   ARIZONA TAX - EXEMPT FUND (continued)

At June 30, 2005, the industry sectors for the Arizona Tax-Exempt Fund were:

INDUSTRY SECTOR                                % OF INVESTMENTS
---------------                                ----------------
Education                                            11.0%

Facilities                                            6.7

General Obligation                                   11.7

Higher Education                                     11.5

School District                                      20.2

Special Obligation                                    5.1

Transportation                                        7.1

Utilities                                             8.2

Water                                                12.7

All other sectors less than 5%                        5.8
                                                    -----

Total                                               100.0%

At June 30, 2005, the credit quality distribution for the Arizona Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                %
----------------------                              ------
AAA                                                  83.1%

AA                                                   10.6

A                                                     6.3
                                                    -----

Total                                               100.0%

* Standard & Poor's Rating Services

Federal Tax Information:

As of June 30, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                          $       61,373
                                                         --------------
Gross tax appreciation of investments                    $        4,092

Gross tax depreciation of investments                                (6)
                                                         --------------
Net tax appreciation of investments                      $        4,086
                                                         --------------

FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total investments.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC American Municipal Bond Assurance Corporation

COP Certificate of Participation

FGIC Financial Guaranty Insurance Corporation

FSA Financial Security Assurance

G.O. General Obligation

IDA Industrial Development Authority

MBIA Municipal Bond Insurance Association

TRB Tax Revenue Bonds

                            NORTHERN FUNDS QUARTERLY REPORT 4 FIXED INCOME FUNDS

FIXED INCOME FUNDS

    SCHEDULE OF INVESTMENTS

    CALIFORNIA INTERMEDIATE TAX - EXEMPT FUND

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                                                                         (000S)           (000S)
                                                                                      ------------      -----------
MUNICIPAL BONDS - 99.1%

CALIFORNIA - 93.5%

    Antelope Valley Union High School District
       Capital Appreciation G.O. Revenue
       Bonds, Series B, Election 2002
       (MBIA Insured),
       0.00%, 8/1/29                                                                  $      3,500      $     1,104

    Arcade Water District Revenue COP
       (FGIC Insured), Prerefunded,
       5.00%, 11/1/07                                                                        1,000            1,072

    California Infrastructure & Economic
       Development Bank Revenue Bonds,
       Series A, Scripps Research Institute,
       5.75%, 7/1/30                                                                         1,000            1,072

    California State Economic Recovery G.O.
       Bonds, Series A,
       5.00%, 7/1/16                                                                         1,500            1,615
       5.00%, 7/1/17                                                                           250              270

    California State G.O. Refunding Bonds
       (FGIC Insured),
       4.75%, 2/1/19                                                                         1,000            1,034

    California State Public Works Board Lease
       Revenue Refunding Bonds, Series A,
       Department of Corrections State Prisons
       (AMBAC Insured),
       5.25%, 12/1/13                                                                        1,350            1,526

    California State Public Works Board Lease
       Revenue Refunding Bonds, Series A,
       Trustees California State University,
       5.25%, 10/1/14                                                                        3,545            3,803

    California State University Revenue Bonds,
       Series AY, Housing System (FGIC
       Insured), Prerefunded,
       5.88%, 11/1/09                                                                          500              565

    California Statewide Communities
       Development Authority Revenue COP,
       John Muir/Mount Diablo Health System
       (MBIA Insured),
       5.50%, 8/15/12                                                                        4,030            4,573

    California Statewide Communities
       Development Authority Student Housing
       Revenue Bonds, Series A, East Campus
       Apartments LLC (ACA Insured),
       5.00%, 8/1/12                                                                         1,775            1,902

    Contra Costa County Home Mortgage
       Revenue Bonds, GNMA Mortgage
       Backed Securities Program (Colld. by
       GNMA), Escrowed to Maturity,
       7.50%, 5/1/14                                                                         1,000            1,297

    Duarte Redevelopment Agency SFM
       Revenue Refunding Bonds, Series B,
       Mortgage Backed Securities Program
       (Colld. by FNMA), Escrowed to Maturity,
       6.88%, 10/1/11                                                                          950            1,147

    East Bay Regional Park District G.O.
       Refunding Bonds,
       5.00%, 9/1/17                                                                           250              264

    Fremont-Newark Community College
       District G.O. Bonds, Series A
       (MBIA Insured),
       5.38%, 8/1/18                                                                         1,350            1,503
       5.38%, 8/1/19                                                                           625              696

    Glendale Unified School District G.O. Bonds,
       Series D (MBIA Insured),
       5.38%, 9/1/18                                                                         1,000            1,106

    Golden State Tobacco Securitization Corp.
       Tobacco Settlement Revenue Bonds,
       Series B, Enhanced Asset Backed,
       2.88%, 6/1/08                                                                         1,800            1,803
       5.00%, 6/1/10                                                                         2,000            2,165
       5.38%, 6/1/17                                                                           750              770

    Imperial Irrigation District COP,
       Electric Systems Project,
       6.50%, 11/1/07                                                                        2,000            2,163

    Los Angeles County Metropolitan
       Transportation Authority Sales Tax
       Revenue Refunding Bonds, Series B,
       Property A-First Tier
       (FSA Insured),
       4.75%, 7/1/15                                                                         1,250            1,316
       4.75%, 7/1/16                                                                           850              892

    Los Angeles Unified School District G.O.
       Bonds, Series E, Election of 1997
       (MBIA Insured), Prerefunded,
       5.50%, 7/1/12                                                                         1,060            1,210

    Los Angeles Wastewater Systems Revenue
       Refunding Bonds, Series D
       (FGIC Insured),
       4.70%, 11/1/19                                                                        1,000            1,002

    Metropolitan Water District of Southern
       California Waterworks Revenue Bonds,
       Series A, Prerefunded,
       5.50%, 7/1/09                                                                         1,350            1,497

    Modesto Wastewater Revenue Refunding
       Bonds, Series A (FSA Insured),
       5.25%, 11/1/18                                                                        2,625            2,955

FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                                                                         (000S)           (000S)
                                                                                      ------------      -----------
MUNICIPAL BONDS - 99.1% - CONTINUED

CALIFORNIA - 93.5% - (CONTINUED)

    Mountain View California Refunding COP,
       Revitalization Authority (MBIA Insured),
       Prerefunded,
       6.00%, 10/1/05                                                                 $        850      $       874

    Oakland Joint Powers Financing Authority
       Lease Revenue Bonds, Oakland
       Administration Buildings
       (AMBAC Insured), Prerefunded,
       5.38%, 8/1/06                                                                         1,070            1,123

    Orange County Water District Refunding
       COP, Series B (MBIA Insured),
       5.38%, 8/15/18                                                                        1,000            1,108

    Sacramento County Sanitation District
       Financing Authority Revenue Crossover
       Bonds, Series A,
       5.60%, 12/1/16                                                                        1,500            1,532
       5.75%, 12/1/18                                                                        1,250            1,278

    San Francisco City & County Airport
       Commission International Airport
       Revenue Refunding Bonds, Second
       Series Issue 20 (MBIA Insured),
       4.75%, 5/1/15                                                                           500              520

    San Francisco City & County G.O. Bonds,
       Series A, Educational Facilities
       Community College Project,
       5.75%, 6/15/20                                                                          700              764

    San Gabriel Unified School District G.O.
       Bonds, Series A (FSA Insured),
       Prerefunded,
       5.38%, 8/1/12                                                                         1,375            1,559

    San Gabriel Unified School District G.O.
       Bonds, Series A (FSA Insured),
       5.38%, 8/1/18                                                                           180              200

    San Jose Airport Revenue Bonds,
       Series A (FGIC Insured),
       5.25%, 3/1/16                                                                         1,000            1,092

    San Marcos PFA Capital Appreciation
       Custom Receipts Revenue Bonds,
       Escrowed to Maturity,
       0.00%, 7/1/11                                                                         1,000              821

    San Mateo County Community College
       District G.O. Bonds, Series A, Election of
       2001 (FGIC Insured),
       5.00%, 9/1/21                                                                         1,000            1,073

    Santa Rosa Wastewater Revenue
       Refunding Bonds, Series A, Subregional
       Wastewater Project (FGIC Insured),
       4.75%, 9/1/16                                                                         1,000            1,026

    Southern California Public Power Authority
       Capital Appreciation Subordinate
       Revenue Refunding Bonds, Southtran
       Transmission Project,
       0.00%, 7/1/14                                                                         1,000              696

    Southern California Public Power Authority
       Power Project Revenue Bonds,
       6.75%, 7/1/12                                                                         2,100            2,493

    University of California Revenue Bonds,
       Series A, Limited Project (MBIA Insured),
       4.75%, 5/15/26                                                                        1,150            1,186

    University of California Revenue Bonds,
       Series C (MBIA Insured),
       4.75%, 5/15/31                                                                        2,000            2,070

    University of California Revenue Bonds,
       Series F (FSA Insured), (1)
       4.75%, 5/15/25                                                                          750              779

    Washington Township Healthcare District
       Revenue Bonds,
       4.25%, 7/1/05                                                                           100              100
       4.50%, 7/1/07                                                                         1,005            1,028
       5.00%, 7/1/09                                                                           250              264

    Wiseburn School District G.O. Refunding
       Bonds, Series A (MBIA Insured),
       5.00%, 8/1/21                                                                         1,075            1,172
                                                                                                        -----------
                                                                                                             63,080
                                                                                                        -----------

PUERTO RICO - 4.0%
    Puerto Rico Electric Power Authority
       Revenue Bonds, Series RR
       (FGIC Insured),
       5.00%, 7/1/22                                                                         2,500            2,737

VIRGIN ISLANDS - 1.6%
    Virgin Islands PFA Revenue Bonds,
       Series A, Gross Receipts Tax Lien Note,
       5.63%, 10/1/10                                                                        1,000            1,057


TOTAL MUNICIPAL BONDS
(COST $ 62,596)                                                                                              66,874

SHORT-TERM INVESTMENTS - 0.9%
    California State G.O. VRDB, Series B4
       (BNP Paribas LOC),
       2.25%, 7/7/05                                                                           400              400

                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS

    SCHEDULE OF INVESTMENTS

    CALIFORNIA INTERMEDIATE TAX - EXEMPT FUND (continued)

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                                                                         (000S)           (000S)
                                                                                      ------------      -----------
SHORT-TERM INVESTMENTS - 0.9% - CONTINUED

    California State G.O. VRDB, Series A-8,
       Kindergarten-University Project
       (Citibank LOC),
       2.25%, 7/7/05                                                                  $        100      $       100

    California State G.O. VRDB, Series A-9,
       Kindergarten University Project,
       (Citibank LOC),
       2.27%, 7/7/05                                                                           100              100

TOTAL SHORT-TERM INVESTMENTS
(COST $600)                                                                                                     600

TOTAL INVESTMENTS - 100.0%
(COST $63,196)                                                                                          $    67,474

(1) When-Issued Security

At June 30, 2005, the industry sectors for the California Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR                            % OF INVESTMENTS
---------------                            ----------------
Agriculture                                       7.0%

Facilities                                        6.4

General Obligation                                8.8

Higher Education                                 15.2

Medical                                           8.9

Power                                            12.0

School District                                   9.4

Utilities                                        11.6

Water                                             5.5

All other sectors less than 5%                   15.2
                                                -----
Total                                           100.0%

At June 30, 2005, the credit quality distribution for the California Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                         %
----------------------                                       -----
AAA                                                           59.9%

AA                                                            13.8

A                                                             20.5

BBB                                                            1.5

Cash and Equivalents                                           4.3
                                                             -----
Total                                                        100.0%

* Standard & Poor's Rating Services

As of June 30, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                             $    63,196
                                                            -----------
Gross tax appreciation of investments                       $     4,278
Gross tax depreciation of investments                                 -
                                                            -----------
Net tax appreciation of investments                         $     4,278
                                                            -----------

FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total investments.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ACA American Capital Access

AMBAC American Municipal Bond Assurance Corporation

Colld. Collateralized

COP Certificate of Participation

FGIC Financial Guaranty Insurance Corporation

FNMA Fannie Mae

FSA Financial Security Assurance

GNMA Government National Mortgage Association

G.O. General Obligation

LOC Letter of Credit

MBIA Municipal Bond Insurance Association

PFA Public Finance Authority

SFM Single Family Mortgage

VRDB Variable Rate Demand Bonds

                            NORTHERN FUNDS QUARTERLY REPORT 4 FIXED INCOME FUNDS

FIXED INCOME FUNDS

    SCHEDULE OF INVESTMENTS

    CALIFORNIA TAX - EXEMPT FUND

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                                                                         (000S)           (000S)
                                                                                      ------------      -----------
MUNICIPAL BONDS - 100.0%

CALIFORNIA - 91.7%

    ABAG Finance Authority for Nonprofit
       Corps. COP, Channing House,
       4.65%, 2/15/06                                                                 $        185      $       187

    Alameda County Unified School District
       Capital Appreciation G.O. Bonds,
       Series A (FSA Insured),
       0.00%, 8/1/29                                                                         2,000              637

    Alameda County Water District Revenue
       Refunding Bonds (MBIA Insured),
       4.75%, 6/1/20                                                                         2,000            2,075

    Anaheim PFA Revenue Bonds, Electric
       System Distributing Facilities
       (MBIA Insured),
       5.00%, 10/1/28                                                                        2,000            2,112

    Anaheim PFA Tax Allocation Revenue
       Bonds, Series A, Redevelopment Project
       (MBIA Insured),
       5.25%, 2/1/18                                                                           250              264

    Anaheim Union High School District
       Capital Appreciation G.O. Bonds,
       Election 2002 (MBIA Insured),
       0.00%, 8/1/28                                                                           575              195

    Aztec Shops Ltd. Auxiliary Organization
       Student Housing Revenue Bonds,
       San Diego State University,
       6.00%, 9/1/31                                                                         2,000            2,112

    Beverly Hills Unified School District G.O.
       Bonds, Series A,
       5.38%, 8/1/19                                                                         1,370            1,525

    California Educational Facilities Authority
       Capital Appreciation Revenue Bonds,
       Loyola Marymount (MBIA Insured),
       Prerefunded,
       0.00%, 10/1/09                                                                        4,435            1,184
       0.00%, 10/1/09                                                                        3,435              805

    California Health Facilities Finance
       Authority Revenue Bonds, Series A,
       Cedars-Sinai Medical Center,
       6.13%, 12/1/19                                                                        3,350            3,679

    California Infrastructure & Economic
       Development Bank Revenue Bonds,
       Series A, Scripps Research Institute,
       5.75%, 7/1/30                                                                           250              268

    California State Economic Recovery G.O.
       Bonds, Series A,
       5.00%, 7/1/16                                                                         1,250            1,346

    California State G.O. Bonds,
       5.13%, 6/1/24                                                                         2,000            2,101

    California State G.O. Refunding Bonds
       (FGIC Insured),
       4.75%, 2/1/29                                                                         1,000            1,019

    California State G.O. Refunding Bonds,
       4.38%, 10/1/17                                                                        1,390            1,417

    California State Public Works Board Lease
       Revenue Bonds, Series A, Department
       of Corrections (AMBAC Insured),
       5.50%, 1/1/14                                                                         1,300            1,345

    California State Public Works Board Lease
       Revenue Refunding Bonds, Series B,
       Various Community College Project
       (AMBAC Insured),
       5.63%, 3/1/16                                                                         1,000            1,039

    California State University Foundation
       Revenue Bonds, Series A, Sacramento
       Auxiliary (MBIA Insured),
       5.50%, 10/1/27                                                                          500              554
       5.50%, 10/1/32                                                                          500              554

    California Statewide Communities
       Development Authority Student Housing
       Revenue Bonds, Series A, East Campus
       Apartments LLC (ACA Insured),
       5.63%, 8/1/34                                                                         1,000            1,058

    Dry Creek Joint Elementary School District
       Capital Appreciation G.O. Bonds,
       Series A (FSA Insured),
       0.00%, 8/1/09                                                                           400              353

    East Bay Municipal Utilities District Water
       System Revenue Bonds (MBIA Insured),
       5.00%, 6/1/26                                                                         1,000            1,050

    East Bay Municipal Utilities District Water
       System Revenue Bonds (MBIA Insured),
       Prerefunded,
       4.75%, 6/1/08                                                                         1,000            1,065

    East Bay Regional Park District G.O.
       Refunding Bonds,
       5.00%, 9/1/17                                                                         2,250            2,376

    Escondido Union High School District G.O.
       Bonds (MBIA Insured),
       Escrowed to Maturity,
       5.60%, 11/1/09                                                                          150              159

FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                                                                         (000S)           (000S)
                                                                                      ------------      -----------
MUNICIPAL BONDS - 100.0% - CONTINUED

CALIFORNIA - 91.7% - (CONTINUED)

    Fillmore Unified School District Capital
       Appreciation G.O. Bonds, Series A
       (FGIC Insured),
       0.00%, 7/1/10                                                                  $        515      $       438

    Folsom G.O. Bonds, Series D, School
       Facilities Project (FGIC Insured),
       5.70%, 8/1/13                                                                           200              215

    Fremont-Newark Community College
       District G.O. Bonds, Series A
       (MBIA Insured),
       5.38%, 8/1/19                                                                           750              835

    Glendale Unified School District G.O.
       Bonds, Series D (MBIA Insured),
       5.38%, 9/1/18                                                                           665              736

    Golden State Tobacco Securitization Corp.
       Revenue Bonds, Series B, Enhanced
       Asset Backed,
       5.38%, 6/1/28                                                                         2,220            2,374
       5.63%, 6/1/38                                                                         2,000            2,222

    Imperial Irrigation District COP,
       Electric Systems Project,
       6.50%, 11/1/07                                                                        1,600            1,730

    Imperial Irrigation District Refunding COP,
       Electric Systems Project
       (MBIA Insured),
       5.20%, 11/1/09                                                                          200              218

    Lemoore Union High School District G.O.
       Bonds (AMBAC Insured),
       6.00%, 1/1/12                                                                           200              232

    Los Angeles County Metropolitan
       Transportation Authority Sales Tax
       Revenue Refunding Bonds, Series B,
       Property A-First Tier
       (FSA Insured),
       4.75%, 7/1/15                                                                         1,750            1,843
       4.75%, 7/1/16                                                                         1,150            1,206

    Los Angeles Harbor Department Revenue
       Bonds, Escrowed to Maturity,
       7.60%, 10/1/18                                                                           35               44

    Mid Peninsula Regional Open Space
       District G.O. Refunding Bonds,
       7.00%, 9/1/14                                                                         1,050            1,057

    Modesto Irrigation District Refunding COP,
       Series B, Capital Improvements
       Projects,
       5.30%, 7/1/22                                                                         1,780            1,781

    Monrovia Unified School District Capital
       Appreciation G.O. Bonds, Series A
       (MBIA Insured),
       0.00%, 8/1/10                                                                           720              609

    New Haven Unified School District G.O.
       Refunding Bonds (FSA Insured),
       5.75%, 8/1/20                                                                         1,320            1,493

    Oakland G.O. Bonds, Measure I
       (FGIC Insured),
       5.60%, 12/15/14                                                                         200              212

    Perris Unified High School District Capital
       Appreciation G.O. Bonds, Series B
       (FGIC Insured),
       0.00%, 9/1/26                                                                         1,000              377

    Placentia-Yorba Linda Unified School
       District G.O. Bonds, Series A
       (FGIC Insured),
       5.38%, 8/1/21                                                                         1,000            1,102

    Rio Hondo Community College District G.O.
       Bonds, Series A, School Facilities
       Construction & Improvement
       (MBIA Insured),
       5.25%, 6/1/29                                                                         2,000            2,192

    Sacramento City Financing Authority
       Revenue Bonds, Series A, Capital
       Improvement (AMBAC Insured),
       5.00%, 12/1/32                                                                        1,720            1,793

    Sacramento County Sanitation District
       Financing Authority Revenue Bonds,
       Series A,
       5.60%, 12/1/16                                                                          500              511
       6.00%, 12/1/20                                                                        2,500            2,559

    San Francisco City & County Airport
       Commission International Airport
       Revenue Refunding Bonds, Second
       Series Issue 20 (MBIA Insured),
       4.75%, 5/1/15                                                                         1,000            1,039

    San Francisco City & County G.O. Bonds,
       Series A, Educational Facilities
       Community College Project,
       5.75%, 6/15/20                                                                        1,200            1,310

    San Francisco State Building Authority
       Lease Revenue Refunding Bonds, Series
       A, Department of General Services,
       5.00%, 10/1/13                                                                        4,250            4,670

                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   CALIFORNIA TAX - EXEMPT FUND (continued)

                                                 PRINCIPAL
                                                  AMOUNT         VALUE
                                                  (000S)        (000S)
                                                 ---------     ---------
MUNICIPAL BONDS - 100.0% - CONTINUED

CALIFORNIA - 91.7% - (CONTINUED)
    San Gabriel Unified School District G.O.
       Bonds, Series A (FSA Insured),
       5.38%, 8/1/19                             $     200     $     223
       5.38%, 8/1/20                                   225           248
    San Gabriel Unified School District G.O.
       Bonds, Series A (FSA Insured),
       Prerefunded,
       5.38%, 8/1/12                                 1,550         1,758
       5.38%, 8/1/12                                 1,730         1,962
    San Jose Airport Revenue Bonds, Series A
       (FGIC Insured),
       5.25%, 3/1/16                                   440           480
    San Jose G.O. Bonds, Libraries & Public
       Safety Project,
       4.25%, 9/1/23                                 1,270         1,274
    San Jose Unified School District Santa
       Clara County G.O. Bonds, Series A
       (FSA Insured),
       5.38%, 8/1/19                                   500           556
    San Mateo County Transit District Revenue
       Bonds, Series A (MBIA Insured),
       4.50%, 6/1/17                                 1,225         1,258
    Santa Margarita-Dana Point Authority
       Revenue Bonds, Series B, California
       Improvements Districts 3, 3a, 4, & 4a
       (MBIA Insured),
       7.25%, 8/1/09                                 1,150         1,337
    Santa Rosa Wastewater Revenue
       Refunding Bonds, Series A
       (FGIC Insured),
       5.25%, 9/1/16                                    35            40
    Santa Rosa Wastewater Revenue
       Refunding Bonds, Series A, Subregional
       Wastewater Project (FGIC Insured),
       4.75%, 9/1/16                                   200           205
    South Placer Wastewater Authority
       Revenue Bonds, Series A
       (FGIC Insured), Prerefunded,
       5.00%, 11/1/10                                2,410         2,672
    Torrance Hospital Revenue Bonds,
       Series A, Torrance Memorial
       Medical Center,
       6.00%, 6/1/22                                   500           559
    University of California Revenue Bonds,
       Series C (MBIA Insured),
       4.75%, 5/15/31                                1,000         1,035
    University of California Revenue Bonds,
       Series F (FSA Insured), (1)
       4.75%, 5/15/25                                  750           779
    University of California Revenue Bonds,
       Series Q, Multiple Purpose Projects
       (FSA Insured),
       5.00%, 9/1/31                                 2,000         2,116
    Vista Unified School District G.O. Bonds,
       Series A (FSA Insured),
       5.38%, 8/1/16                                   100           111
       5.38%, 8/1/17                                   190           212
    Vista Unified School District G.O. Bonds,
       Series A (FSA Insured), Prerefunded,
       5.38%, 8/1/12                                   900         1,021
       5.38%, 8/1/12                                 1,695         1,922
    Walnut Valley Unified School District G.O.
       Refunding Bonds, Series A (MBIA Insured),
       7.20%, 2/1/16                                 1,000         1,242
    Washington Township Healthcare District
       Revenue Bonds,
       4.25%, 7/1/05                                   100           100
       5.00%, 7/1/09                                   405           427
       5.00%, 7/1/11                                   500           527
       5.00%, 7/1/12                                 1,270         1,330
                                                               ---------
                                                                  86,671
                                                               ---------
PUERTO RICO - 6.6%
    Puerto Rico Commonwealth Highway &
       Transportation Authority Revenue
       Bonds, Series B (MBIA Insured),
       5.75%, 7/1/18                                 1,600         1,803
    Puerto Rico Commonwealth Infrastructure
       Financing Authority Special Obligation
       Bonds, Series A, Escrowed to Maturity,
       5.50%, 10/1/40                                4,000         4,418
                                                               ---------
                                                                   6,221
                                                               ---------

FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                 PRINCIPAL
                                                  AMOUNT         VALUE
                                                  (000S)        (000S)
                                                 ---------     ---------
MUNICIPAL BONDS - 100.0% - CONTINUED

VIRGIN ISLANDS - 1.7%
   Virgin Islands PFA Revenue Bonds,
       Series A, Gross Receipts Tax Lien Note,
       5.63%, 10/1/10                            $   1,500     $   1,586

TOTAL MUNICIPAL BONDS
(COST $86,788)                                                    94,478

TOTAL INVESTMENTS - 100.0%
(COST $86,788)                                                 $  94,478

(1)   When-Issued Security

At June 30, 2005, the industry sectors for the California Tax-Exempt Fund were:

INDUSTRY SECTOR                        % OF INVESTMENTS
------------------------------         ----------------
Facilities                                     6.4%
General                                        5.2
General Obligation                            12.5
Higher Education                              12.0
Medical                                        7.0
Power                                          6.2
School District                               18.1
Transportation                                 6.5
Utilities                                      6.3
All other sectors less than 5%                19.8
                                             -----
Total                                        100.0%

At June 30, 2005, the credit quality distribution for the California Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                         %
----------------------                       -----
AAA                                           57.3%
AA                                            13.5
A                                             25.0
BBB                                            4.2
                                             -----
Total                                        100.0%

*     Standard & Poor's Rating Services

Federal Tax Information:

As of June 30, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                                       $ 86,788
                                                                      --------
Gross tax appreciation of investments                                 $  7,690
Gross tax depreciation of investments                                        -
                                                                      --------
Net tax appreciation of investments                                   $  7,690
                                                                      --------

              NORTHERN FUNDS QUARTERLY REPORT 4 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   CALIFORNIA TAX - EXEMPT FUND (continued)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total investments.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABAG Association of Bay Area Governments Assurance Corp.

ACA American Capital Access

AMBAC American Municipal Bond Assurance Corporation

COP Certificate of Participation

FGIC Financial Guaranty Insurance Corporation

FSA Financial Security Assurance

G.O. General Obligation

MBIA Municipal Bond Insurance Association

PFA Public Finance Authority

FIXED INCOME FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   FIXED INCOME FUND

                                                 PRINCIPAL
                                                  AMOUNT         VALUE
                                                  (000S)        (000S)
                                                 ---------     --------
ASSET-BACKED SECURITIES - 13.9%

AUTOMOBILE - 3.2%
    BMW Vehicle Owner Trust,
       Series 2003-A, Class A4,
       2.53%, 2/25/08                            $   1,800     $   1,780
    Capital Auto Receivables Asset Trust,
       Series 2003-1, Class A3A,
       2.75%, 4/16/07                                3,167         3,149
    Chase Manhattan Auto Owner Trust,
       Series 2005-A, Class A3,
       3.87%, 6/15/09                                3,715         3,706
    Harley-Davidson Motorcycle Trust,
       Series 2003-2, Class A2,
       2.07%, 2/15/11                                3,670         3,583
    Honda Auto Receivables Owner Trust,
       Series 2004-2, Class A3,
       3.30%, 6/16/08                                3,085         3,063
    Honda Auto Receivables Owner Trust,
       Series 2005-3, Class A3,
       3.87%, 4/20/09                                3,960         3,946
    Navistar Financial Corp. Owner Trust,
       Series 2004-B, Class A3,
       3.13%, 5/15/09                                3,235         3,192
    Nissan Auto Receivables Owner Trust,
       Series 2004-A, Class A3,
       2.01%, 11/15/07                               2,990         2,949
    Triad Auto Receivables Owner Trust,
       Series 2003-B, Class A3,
       2.48%, 3/12/08                                1,851         1,841
    WFS Financial Owner Trust,
       Series 2004-2, Class A4,
       3.54%, 11/21/11                               3,425         3,398
                                                               ---------
                                                                  30,607
                                                               ---------
COMMERCIAL MORTGAGE SERVICES - 7.9%
    Banc of America Commercial Mortgage,
       Inc., Series 2004-5, Class A2,
       4.18%, 11/10/41                               4,810         4,789
    Banc of America Commercial Mortgage,
       Inc., Series 2004-6, Class A5,
       4.81%, 12/10/42                               4,405         4,481
    Chase Manhattan Bank-First Union
       National Bank, Series 1999-1,
       Class A2,
       7.44%, 8/15/31                                5,025         5,591
    Citigroup Commercial Mortgage Trust,
       Series 2004-C1, Class A4,
       5.29%, 4/15/40                                3,935         4,173
    Credit Suisse First Boston Mortgage
       Securities Corp., Series 2002-CKN2,
       Class A3,
       6.13%, 4/15/37                                2,375         2,594
    DLJ Commercial Mortgage Corp., Series
       1998-CF2, Class A1B,
       6.24%, 11/12/31                               2,220         2,352
    DLJ Commercial Mortgage Corp., Series
       1999-CG1, Class A1B,
       6.46%, 3/10/32                                2,915         3,118
    GMAC Commercial Mortgage Securities,
       Inc., Series 2002-C3, Class A2,
       4.93%, 7/10/39                                2,555         2,632
    Greenwich Capital Commercial Funding
       Corp., Series 2005-GG3, Class A2,
       4.31%, 8/10/42                                2,155         2,154
    JP Morgan Chase Commercial
       Mortgage Securities Corp.,
       Series 2003-C1, Class A1,
       4.28%, 1/12/37                                2,653         2,650
    JP Morgan Chase Commercial
       Mortgage Securities Corp.,
       Series 2004-C2, Class A3,
       5.21%, 5/15/41                                3,735         3,922
    JP Morgan Chase Commercial
       Mortgage Securities Corp., Series
       2005-LDP1, Class A2,
       4.63%, 3/15/46                                3,785         3,833
    LB Commercial Conduit Mortgage Trust,
       Series 1998-C1, Class A3,
       6.48%, 2/18/30                                4,255         4,458
    LB Commercial Conduit Mortgage Trust,
       Series 1999-C1, Class A2,
       6.78%, 6/15/31                                2,405         2,601
    LB-UBS Commercial Mortgage Trust,
       Series 2004-C6, Class A2,
       4.19%, 8/15/29                                4,810         4,790
    Merrill Lynch Mortgage Trust,
       Series 2004-BPC1, Class A2,
       4.07%, 10/12/41                               4,955         4,907
    Morgan Stanley Capital I,
       Series 2005-IQ9, Class A5,
       4.70%, 7/15/56                                6,025         6,092

FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                       PRINCIPAL
                                                        AMOUNT      VALUE
                                                        (000S)      (000S)
                                                       ---------   --------
ASSET-BACKED SECURITIES - 13.9% - CONTINUED

COMMERCIAL MORTGAGE SERVICES - 7.9% - (CONTINUED)
    Morgan Stanley Dean Witter Capital I,
            Series 2001-TOP1, Class A4,
            6.66%, 2/15/33                             $   3,300   $  3,646
    Morgan Stanley Dean Witter Capital I,
            Series 2001-TOP3, Class A4,
            6.39%, 7/15/33                                 2,300      2,533
    Wachovia Bank Commercial Mortgage
            Trust, Series 2003-C6, Class A4,
            5.13%, 8/15/35                                 4,360      4,539
                                                                   --------
                                                                     75,855
                                                                   --------
CREDIT CARD - 1.2%
    Bank One Issuance Trust,
            Series 2003-A9, Class 9,
            3.86%, 6/15/11                                 3,725      3,705
    Citibank Credit Card Issuance Trust,
            Series 2003-A3, Class A3,
            3.10%, 3/10/10                                 3,300      3,223
    Citibank Credit Card Issuance Trust,
            Series 2003-A8, Class A8,
            3.50%, 8/16/10                                 2,020      1,988
    Fleet Credit Card Master Trust II,
            Series 2002-C, Class A,
            2.75%, 4/15/08                                 3,055      3,047
                                                                   --------
                                                                     11,963
                                                                   --------
HOME EQUITY - 0.5%
    Advanta Mortgage Loan Trust,
            Series 2000-1, Class A4,
            8.61%, 3/25/28                                   164        167
    Citifinancial Mortgage Securities, Inc.,
            Series 2003-3, Class AF2,
            3.08%, 8/25/33                                 1,421      1,408
    GMAC Mortgage Corp. Loan Trust,
            Series 2004-HE5, Class A2,
            3.69%, 9/25/34                                 2,400      2,383
    Residential Asset Securities Corp.,
            Series 2003-KS10, Class AI2,
            2.71%, 5/25/26                                 1,597      1,592
                                                                   --------
                                                                      5,550
                                                                   --------
OTHER       - 0.7%
    Chase Funding Mortgage Loan Asset-
            Backed Certificates, Series 2003-4,
            Class 1A3,
            2.73%, 9/25/24                                   468        465
    Residential Asset Mortgage Products,
            Inc., Series 2003-RS10, Class AI3,
            3.58%, 3/25/28                                 2,370      2,362
    Residential Asset Mortgage Products,
            Inc., Series 2004-RS5, Class AI3,
            4.48%, 9/25/29                                 3,805      3,809
                                                                   --------
                                                                      6,636
                                                                   --------
WHOLE LOAN - 0.4%
    PNC Mortgage Securities Corp.,
            Collateral Strip Rate, Series 1996-PR1,
            Class A, (1)
            0.00%, 4/28/27                                    10          9
    Washington Mutual, Inc.,
            Series 2003-AR7, Class A5,
            3.07%, 8/25/33                                 3,715      3,652
                                                                   --------
                                                                      3,661
                                                                   --------
TOTAL ASSET-BACKED SECURITIES
    (COST $134,518)                                                 134,272

CORPORATE BONDS - 21.3%

AGRICULTURE - 0.2%
    Bunge Ltd. Finance Corp.,
            5.88%, 5/15/13                                 1,355      1,453

AUTO MANUFACTURERS - 1.2%
    DaimlerChrysler N.A. Holding Corp.,
            4.05%, 6/4/08                                  7,545      7,429
            6.50%, 11/15/13                                3,900      4,221
                                                                   --------
                                                                     11,650
                                                                   --------
BANKS - 0.7%
    BAC Capital Trust VI,
            5.63%, 3/8/35                                  2,710      2,832
    JPMorgan Chase & Co.,
            7.13%, 2/1/07                                    250        262
    RBS Capital Trust III,
            5.51%, 9/29/49                                 3,590      3,728
                                                                   --------
                                                                      6,822
                                                                   --------
DIVERSIFIED FINANCIAL SERVICES - 12.5%
    Allstate Life Global Funding Trusts,
            4.50%, 5/29/09                                 3,305      3,342
    American General Finance Corp.,
            4.00%, 3/15/11                                 3,900      3,766

                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   FIXED INCOME FUND (continued)

                                                       PRINCIPAL
                                                        AMOUNT      VALUE
                                                        (000S)      (000S)
                                                       ---------   --------
CORPORATE BONDS - 21.3% - CONTINUED

DIVERSIFIED FINANCIAL SERVICES - 12.5% - (CONTINUED)
    Capital One Bank,
       4.88%, 5/15/08                                  $   4,820   $  4,892
    Citigroup, Inc.,
       3.51%, 6/9/09                                       7,625      7,632
    Dow Jones CDX HY, Series 4-T1, (1) (2)
       8.25%, 6/29/10                                      6,750      6,775
    Dow Jones CDX HY, Series 4-T2, (1) (2)
       6.75%, 6/29/10                                      3,350      3,352
    Ford Motor Credit Co.,
       5.70%, 1/15/10                                      2,390      2,204
    General Electric Capital Corp.,
       4.13%, 3/4/08                                       9,120      9,130
    General Motors Acceptance Corp.,
       4.05%, 1/16/07                                      8,320      8,138
    Goldman Sachs Group, Inc.,
       6.88%, 1/15/11                                      7,465      8,324
    HSBC Finance Corp.,
       3.48%, 5/10/10                                      7,625      7,621
       6.38%, 11/27/12                                     1,155      1,278
       4.75%, 7/15/13                                      2,735      2,739
    International Lease Finance Corp.,
       2.95%, 5/23/06                                        750        744
       3.75%, 8/1/07                                         565        560
       4.63%, 6/2/08                                       5,315      5,355
    JP Morgan Chase Capital XV,
       5.88%, 3/15/35                                      3,400      3,490
    Lehman Brothers Holdings, Inc.,
       4.25%, 1/27/10                                      3,500      3,490
    Merrill Lynch & Co, Inc.,
       3.44%, 2/5/10                                       7,625      7,630
    Morgan Stanley,
       3.63%, 4/1/08                                       3,200      3,150
       4.75%, 4/1/14                                       1,935      1,906
    Nelnet, Inc.,
       5.13%, 6/1/10                                       4,155      4,170
    Power Receivable Finance LLC, (1) (2)
       6.29%, 1/1/12                                       1,641      1,705
    TRAINS, (2)
       8.21%, 8/1/15                                      18,161     19,182
                                                                   --------
                                                                    120,575
                                                                   --------
ELECTRIC - 1.4%
    Appalachian Power Co.,
       3.60%, 5/15/08                                        580        569
    Columbus Southern Power Co.,
       5.50%, 3/1/13                                         860        907
    Duke Energy Corp.,
       3.75%, 3/5/08                                         700        691
    Exelon Corp.,
       4.90%, 6/15/15                                      5,250      5,269
    Power Contract Financing LLC, (1) (2)
       5.20%, 2/1/06                                         402        405
    Public Service Electric & Gas,
       4.00%, 11/1/08                                      1,300      1,291
    TXU Energy Co. LLC,
       7.00%, 3/15/13                                      3,435      3,831
                                                                   --------
                                                                     12,963
                                                                   --------
FOOD - 0.5%
    Cadbury Schweppes US Finance LLC, (1) (2)
       3.88%, 10/1/08                                      1,330      1,311
    Dole Food Co., Inc.,
       8.88%, 3/15/11                                         82         88
    Kraft Foods, Inc.,
       5.25%, 6/1/07                                       3,765      3,838
                                                                   --------
                                                                      5,237
                                                                   --------
HOME BUILDERS - 0.2%
    KB Home,
       5.75%, 2/1/14                                       2,040      2,022

INSURANCE - 0.2%
    Principal Life Income Funding Trusts,
       5.10%, 4/15/14                                      2,010      2,092

INVESTMENT COMPANIES - 0.5%
    Credit Suisse First Boston USA, Inc.,
       4.63%, 1/15/08                                        840        849
       4.13%, 1/15/10                                      2,295      2,279
       6.50%, 1/15/12                                        900      1,000
       5.50%, 8/15/13                                        500        530
                                                                   --------
                                                                      4,658
                                                                   --------
MEDIA - 0.8%
    Time Warner Entertainment Co.,
       8.38%, 3/15/23                                      1,635      2,090
    Time Warner, Inc.,
       6.75%, 4/15/11                                      5,220      5,785
                                                                   --------
                                                                      7,875
                                                                   --------

FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                        JUNE 30, 2005(UNAUDITED)

                                          PRINCIPAL
                                           AMOUNT      VALUE
                                           (000S)      (000S)
                                          ---------   --------
CORPORATE BONDS - 21.3% - CONTINUED

OIL & GAS - 1.4%
    Devon Energy Corp.,
       7.95%, 4/15/32                     $   1,220   $  1,605
    Devon Financing Corp. ULC,
       6.88%, 9/30/11                           840        940
    Marathon Oil Corp.,
       6.80%, 3/15/32                         3,530      4,129
    Pemex Project Funding Master Trust,
       7.38%, 12/15/14                        2,370      2,658
    XTO Energy, Inc.,
       5.30%, 6/30/15                         3,765      3,837
                                                      --------
                                                        13,169
                                                      --------
REAL ESTATE - 0.3%
    EOP Operating LP,
       4.65%, 10/1/10                         3,100      3,093

TELECOMMUNICATIONS - 1.4%
    Cingular Wireless Services, Inc.,
       7.50%, 5/1/07                            750        794
       7.88%, 3/1/11                            545        633
       8.75%, 3/1/31                            875      1,226
    Sprint Capital Corp.,
       7.63%, 1/30/11                           900      1,028
       6.88%, 11/15/28                        4,690      5,384
    Verizon New Jersey, Inc.,
       5.88%, 1/17/12                         2,115      2,236
    Verizon of New England, Inc.,
       6.50%, 9/15/11                         1,600      1,740
                                                      --------
                                                        13,041
                                                      --------
TOTAL CORPORATE BONDS
(COST $202,631)                                        204,650

FOREIGN ISSUER BONDS - 1.7%

BANKS - 0.1%
    National Westminster Bank PLC,
       7.38%, 10/1/09                           770        865

OIL & GAS - 0.5%
    Anadarko Finance Co.,
       6.75%, 5/1/11                          3,500      3,889
       7.50%, 5/1/31                            900      1,136
                                                      --------
                                                         5,025
                                                      --------
TELECOMMUNICATIONS - 1.1%
    America Movil S.A. de CV,
       6.38%, 3/1/35                          2,000      1,952
    Deutsche Telekom International
       Finance BV,
       8.75%, 6/15/30                           525        711
    Royal KPN N.V.,
       8.00%, 10/1/10                         1,450      1,679
    Telecom Italia Capital S.A.,
       5.25%, 11/15/13                        1,500      1,523
    Telefonos de Mexico S.A. de CV,
       4.50%, 11/19/08                          900        893
       4.75%, 1/27/10 (1) (2)                 3,985      3,981
                                                      --------
                                                        10,739
                                                      --------
TOTAL FOREIGN ISSUER BONDS
(COST $16,383)                                          16,629

U.S. GOVERNMENT AGENCIES - 34.7%(3)

FANNIE MAE - 30.4%
       3.00%, 3/2/07                          2,610      2,576
       3.41%, 8/30/07                         7,685      7,599
       4.63%, 10/15/14                        5,000      5,128
       6.25%, 5/15/29                           860      1,064
    Pool #255452,
       5.50%, 10/1/19                        10,809     11,103
    Pool #535714,
       7.50%, 1/1/31                            372        397
    Pool #535982,
       7.50%, 5/1/31                            927        990
    Pool #545003,
       8.00%, 5/1/31                             28         31
    Pool #545437,
       7.00%, 2/1/32                            877        925
    Pool #545556,
       7.00%, 4/1/32                            580        612
    Pool #545757,
       7.00%, 6/1/32                          4,558      4,808
    Pool #555189,
       7.00%, 12/1/32                         2,999      3,163
    Pool #581806,
       7.00%, 7/1/31                          1,220      1,286

                            NORTHERN FUNDS QUARTERLY REPORT 4 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   FIXED INCOME FUND (continued)

                                                    PRINCIPAL
                                                     AMOUNT      VALUE
                                                     (000S)      (000S)
                                                    ---------   --------
U.S. GOVERNMENT AGENCIES - 34.7% (3) -  CONTINUED

FANNIE MAE - 30.4% - (CONTINUED)
    Pool #725787,
       5.00%, 9/1/19                                $  24,577   $ 24,866
    Pool #733868,
       6.00%, 12/1/32                                   6,229      6,395
    Pool #794575,
       6.00%, 10/1/34                                     981      1,006
    Pool #796371,
       5.00%, 10/1/19                                     344        348
    Pool #796457,
       6.00%, 9/1/34                                   20,933     21,468
    Pool #797773,
       5.00%, 3/1/20                                    2,876      2,910
    Pool #813882,
       4.50%, 6/1/20                                   28,848     28,734
    Pool #814661,
       6.50%, 12/1/31                                   2,427      2,517
    Pool #814782,
       7.00%, 4/1/35                                      154        162
    Pool TBA, (4)
       4.50%, 7/25/18                                     600        597
       5.50%, 7/25/18                                     475        487
       5.00%, 10/22/18                                    750        758
       5.00%, 2/1/33                                   62,620     62,483
       5.50%, 7/15/33                                  98,750    100,077
                                                                --------
                                                                 292,490
                                                                --------
FREDDIE MAC - 0.9%
       2.88%, 12/15/06                                    380        375
       4.30%, 5/5/08                                    5,985      6,005
       4.75%, 12/8/10                                   2,355      2,351
                                                                --------
                                                                   8,731
                                                                --------
FREDDIE MAC GOLD - 2.4%
    Pool #C00910,
       7.50%, 1/1/30                                    1,340      1,436
    Pool #C70139,
       6.50%, 8/1/32                                    1,033      1,071
    Pool #G01781,
       6.50%, 12/1/34                                   4,231      4,382
    Pool #G01824,
       6.50%, 4/1/35                                   15,311     15,858
                                                                --------
                                                                  22,747
                                                                --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.0%
    Pool #595091,
       6.00%, 10/15/32                                  3,376      3,486
    Pool #627123,
       5.50%, 3/15/34                                   6,141      6,278
                                                                --------
                                                                   9,764
                                                                --------
TOTAL U.S. GOVERNMENT AGENCIES
(COST $332,564)                                                  333,732

U.S. GOVERNMENT OBLIGATIONS - 9.4%
U.S. TREASURY BONDS - 7.3%
       8.75%, 8/15/20                                  17,863     26,878
       7.88%, 2/15/21                                      60         85
       6.25%, 8/15/23                                   1,505      1,876
       6.75%, 8/15/26                                  24,522     32,849
       5.50%, 8/15/28                                   6,700      7,890
                                                                --------
                                                                  69,578
                                                                --------
U.S. TREASURY NOTES - 2.1%
       3.00%, 12/31/06                                    525        520
       3.75%, 5/15/08                                   2,886      2,892
       4.00%, 4/15/10                                   5,475      5,535
       4.00%, 2/15/15                                  11,472     11,513
                                                                --------
                                                                  20,460
                                                                --------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(COST $87,546)                                                    90,038

                                                    PRINCIPAL
                                                     AMOUNT      VALUE
                                                     (000S)      (000S)
                                                    ---------   --------
WARRANT - 0.0%
    Leap Wireless International,
       Exp. 4/15/10 (2) *                                 500          -

TOTAL WARRANT
(COST $5)                                                              -

FIXED INCOME FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                    PRINCIPAL
                                                     AMOUNT      VALUE
                                                     (000S)      (000S)
                                                    ---------   --------
SHORT-TERM INVESTMENTS - 19.0%
    Federal Home Loan Bank Discount Note,
       2.53%, 7/1/05                                $  64,145   $ 64,145
    Societe General, Grand Cayman,
       Eurodollar Time Deposit,
       3.38%, 7/1/05                                  118,495    118,495

TOTAL SHORT-TERM INVESTMENTS
(COST $182,640)                                                  182,640

TOTAL INVESTMENTS - 100.0%
(COST $956,287)                                                 $961,961

(1) Restricted security has been deemed illiquid. At June 30, 2005, the value of these restricted illiquid securities amounted to approximately $17,538,000 or 1.8% of total investments. Additional information on each holding is as follows:

                                                                  ACQUISITION
                                                    ACQUISITION      COST
            SECURITY                                   DATE         (000S)
---------------------------------                   -----------   -----------
Cadbury Schweppes US Finance LLC,
3.88%, 10/1/08                                          9/03      $     1,326
Dow Jones CDX HY, Series 4-T1,
8.25%, 6/29/10                                          4/05            6,581
Dow Jones CDX HY, Series 4-T2,
6.75%, 6/29/10                                          4/05            3,270
PNC Mortgage Securities Corp.,
0.00%, 4/28/27                                         11/01                9
Power Contract Financing LLC,
5.20%, 2/1/06                                           6/03              402
Power Receivable Finance LLC,
6.29%, 1/1/12                                           9/03            1,641
Telefonos de Mexico S.A., de CV,
4.75%, 1/27/10                                          1/05            3,986

(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.

(3) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(4)   When-Issued Security

*     Non-Income Producing Security

At June 30, 2005, the credit quality distribution for the Fixed Income Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *             %
----------------------           -----
AAA                               72.9%
AA                                 6.0
A                                  8.0
BBB                                9.1
BB                                 3.1
Not Rated                          0.9
                                 -----
Total                            100.0%

*     Standard & Poor's Rating Services

Federal Tax Information:

As of June 30, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                     $956,287
                                                    --------
Gross tax appreciation of investments               $  7,880
Gross tax depreciation of investments                 (2,206)
                                                    --------
Net tax appreciation of investments                 $  5,674
                                                    --------

                            NORTHERN FUNDS QUARTERLY REPORT 6 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   FLORIDA INTERMEDIATE TAX - EXEMPT FUND

                                              PRINCIPAL
                                               AMOUNT       VALUE
                                               (000S)      (000S)
                                              ---------   ---------
MUNICIPAL BONDS - 95.3%

CALIFORNIA - 4.0%

    Golden State Tobacco Securitization
       Corp. Revenue Bonds, Class B,
       Enhanced Asset Backed,
       5.75%, 6/1/22                          $   2,000   $   2,155

FLORIDA - 86.2%

    Broward County Airport System
       Revenue Bonds, Series L
       (AMBAC Insured),
       5.00%, 10/1/13                             1,805       1,996
    Capital Projects Finance Authority
       Student Housing Revenue Bonds,
       Series F-1, Capital Projects Loan
       Program (MBIA Insured),
       4.50%, 10/1/06                               575         585
    Collier County Revenue Bonds, Capital
       Improvement Refunding
       (MBIA Insured),
       5.00%, 10/1/13                             1,460       1,625
    Crossings at Fleming Island Community
       Development District Special
       Assessment Revenue Refunding
       Bonds, Series C,
       7.05%, 5/1/15                                300         322
    Dade County G.O. Unlimited Refunding
       Bonds (MBIA Insured),
       6.50%, 10/1/10                               400         464
    Florida Municipal Loan Council Revenue
       Bonds, Series B (MBIA Insured),
       5.25%, 12/1/18                             1,000       1,105
    Florida State Board of Public Education
       G.O. Bonds, Series A, Capital Outlay,
       5.25%, 6/1/17                              1,100       1,203
    Florida State Department Environmental
       Protection Preservation Revenue
       Bonds, Series B (FGIC Insured),
       5.25%, 7/1/16                              2,380       2,649
    Florida State Department of
       Transportation G.O. Unlimited
       Bonds, Right of Way, Prerefunded,
       5.80%, 7/1/05                              1,500       1,515
    Florida State Division of Bond Finance
       Department General Services Revenue
       Bonds, Series A, Preservation 2000
       (AMBAC Insured), Prerefunded,
       5.75%, 7/1/05                              4,000       4,040
       5.75%, 7/1/05                              2,500       2,525
    Gainesville Utility Systems Revenue
       Bonds, Series A,
       5.25%, 10/1/15                             1,065       1,195
       5.25%, 10/1/16                             1,120       1,251
    Hillsborough County School Board
       Sales Tax Revenue Bonds
       (AMBAC Insured),
       5.00%, 10/1/13                             1,000       1,113
    Jacksonville Excise Taxes Revenue
       Refunding Bonds, Series C (AMT)
       (MBIA Insured),
       5.25%, 10/1/16                             1,300       1,437
    Jacksonville Sales TRB, River City
       Renaissance Project (FGIC Insured),
       Prerefunded,
       5.65%, 10/1/05                             1,000       1,018
    JEA St. Johns River Revenue
       Refunding Bonds,
       5.25%, 10/1/13                             2,000       2,208
    Lee County Transportation Revenue
       Refunding Bonds, Series A
       (AMBAC Insured),
       5.50%, 10/1/14                               900       1,009
    Marco Island Utility System Revenue
       Bonds (MBIA Insured),
       5.25%, 10/1/15                             2,520       2,824
    Miami-Dade County Aviation Revenue
       Refunding Bonds, Series D (AMT)
       (MBIA Insured),
       5.25%, 10/1/18                             1,645       1,780
    Miami-Dade County Expressway
       Authority Toll System Revenue Bonds,
       Series B (FGIC Insured),
       5.25%, 7/1/25                              2,525       2,774
    Miami-Dade County Special Obligation
       Bonds, Series A-1, Capital Asset
       Acquisition (AMBAC Insured),
       5.00%, 4/1/09                              1,000       1,073
    Miami-Dade County Water & Sewer
       Revenue Refunding Bonds
       (MBIA Insured),
       5.00%, 10/1/10                             1,000       1,091
    Orlando Utilities Commission Water &
       Electricity Revenue Refunding Bonds,
       5.75%, 10/1/05                               100         101

FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                              PRINCIPAL
                                               AMOUNT       VALUE
                                               (000S)      (000S)
                                              ---------   ---------
MUNICIPAL BONDS - 95.3% - CONTINUED

FLORIDA - 86.2% - (CONTINUED)

    Osceola County Infrastructure Sales
       Surtax Revenue Bonds
       (AMBAC Insured),
       5.38%, 10/1/21                         $   1,000   $   1,104
    Osceola County School Board COP,
       Series A (FGIC Insured),
       5.00%, 6/1/15                              1,500       1,666
    Palm Beach County G.O. Unlimited
       Refunding Bonds, Series B,
       6.50%, 7/1/10                                250         289
    Palm Beach County Recreational &
       Cultural Facilities G.O. Bonds,
       5.00%, 7/1/16                              1,040       1,160
    Palm Beach County School Board
       Refunding COP, Series E
       (AMBAC Insured),
       5.25%, 8/1/11                              1,000       1,109
    Palm Coast Utility System Revenue
       Bonds (MBIA Insured),
       5.25%, 10/1/21                             1,000       1,110
    Polk County Utility System Revenue
       Refunding Bonds, Series B
       (FGIC Insured),
       5.00%, 10/1/14                             1,500       1,679
    South Florida Water Management
       District Special Obligation Limited
       Acquisition Revenue Refunding
       Bonds (AMBAC Insured),
       5.25%, 10/1/13                             1,250       1,414
                                                          ---------
                                                             46,434
                                                          ---------
PUERTO RICO - 2.1%
    Puerto Rico Municipal Financing
       Agency G.O. Unlimited Bonds,
       Series A (FSA Insured),
       6.00%, 8/1/15                              1,000       1,121

TEXAS - 1.0%
    Panhandle Regional Housing Finance
       Corp. Multifamily Housing
       Revenue Bonds, Series A
       (Colld. by GNMA),
       6.50%, 7/20/21                               500         552

VIRGIN ISLANDS - 2.0%
    Virgin Islands PFA Revenue Bonds,
       Series A, Gross Receipts
       Tax Lien Notes,
       5.63%, 10/1/10                             1,000       1,057

TOTAL MUNICIPAL BONDS
(COST $50,208)                                               51,319


                                              NUMBER OF     VALUE
                                               SHARES       (000S)
                                              ---------   ---------
INVESTMENT COMPANIES - 0.7%

    AIM Tax Exempt Cash Fund                    274,046         274
    Dreyfus Florida Municipal Money
             Market Fund                        116,006         116

TOTAL INVESTMENT COMPANIES
(COST $390)                                                     390

                                              PRINCIPAL
                                               AMOUNT       VALUE
                                               (000S)      (000S)
                                              ---------   ---------
SHORT-TERM INVESTMENT - 4.0%

    Highlands County Health Facilities
             Authority VRDB, Series A,
             Adventist/Sunbelt
             (Suntrust Bank LOC),
             2.29%, 7/7/05                    $   2,150       2,150

TOTAL SHORT-TERM INVESTMENT
(COST $2,150)                                                 2,150

TOTAL INVESTMENTS - 100.0%
(COST $52,748)                                            $  53,859

                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS

  FLORIDA INTERMEDIATE TAX-EXEMPT FUND (continued)

At June 30, 2005, the industry sectors for the Florida Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR                     % OF INVESTMENTS
---------------                     ----------------
Airport                                      7.0%
Education                                    7.2
General                                     34.8
General Obligation                           6.4
Transportation                               7.0
Utilities                                   17.2
All other sectors less than 5%              20.4
                                           -----

Total                                      100.0%

At June 30, 2005, the credit quality distribution for the Florida Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *              %
----------------------            -----
AAA                                84.3%
AA                                  4.3
A                                   4.0
BBB                                 2.0
Not Rated                           0.6
Cash and Equivalents                4.8
                                  -----

Total                             100.0%

*  Standard & Poor's Rating Services

Federal Tax Information:

As of June 30, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments        $   52,748
                                       ----------
Gross tax appreciation of investments  $    1,260
Gross tax depreciation of investments        (149)
                                       ----------
Net tax appreciation of investments    $    1,111
                                       ----------

FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total investments.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC American Municipal Bond Assurance Corporation

AMT Alternative Minimum Tax

Colld. Collateralized

COP Certificate of Participation

FGIC Financial Guaranty Insurance Corporation

FSA Financial Security Assurance

GNMA Government National Mortgage Association

G.O. General Obligation

LOC Letter of Credit

MBIA Municipal Bond Insurance Association

PFA Public Finance Authority

TRB Tax Revenue Bonds

VRDB Variable Rate Demand Bonds

                            NORTHERN FUNDS QUARTERLY REPORT 4 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   GLOBAL FIXED INCOME FUND

                                             PRINCIPAL
                                              AMOUNT         VALUE
                                             (000s)(1)       (000s)
                                             ---------      --------
DEBT OBLIGATIONS - 95.9%
BRITISH POUND STERLING - 9.3%
   Treasury of Great Britain,
     7.75%, 9/8/06                                 560      $  1,044
     7.50%, 12/7/06                                300           563
     7.25%, 12/7/07                                400           770
     5.00%, 3/7/08                                 100           184
     5.75%, 12/7/09                                100           191
     5.00%, 9/7/14                                 600         1,143
                                                            --------
                                                               3,895
                                                            --------
CANADIAN DOLLAR - 2.6%
   Government of Canada,
     3.25%, 12/1/06                              1,300         1,069
DANISH KRONE - 2.9%
   Government of Denmark,
     8.00%, 3/15/06                              2,000           337
     4.00%, 8/15/08                              5,000           857
                                                            --------
                                                               1,194
                                                            --------
EURO - 42.9%
   Buoni Poliennali Del Tesoro,
     4.50%, 5/1/09                                 500           652
     5.25%, 11/1/29                                590           865
   Deutsche Bundesrepublik,
     4.25%, 1/4/14                               1,250         1,652
     6.25%, 1/4/24                                 450           743
     6.50%, 7/4/27                                 990         1,705
   French Treasury Note,
     4.50%, 7/12/06                                400           496
   Government of Belgium,
     6.25%, 3/28/07                                700           908
     5.75%, 9/28/10                                500           698
     5.00%, 9/28/11                                400           547
   Government of Finland,
     5.00%, 7/4/07                                 500           640
     3.00%, 7/4/08                                 700           867
   Government of France O.A.T.,
     4.00%, 10/25/09                               500           644
     4.75%, 10/25/12                               500           679
   Government of Ireland,
     3.25%, 4/18/09                              1,000         1,251
     5.00%, 4/18/13                                400           554
   Government of Netherlands,
     5.75%, 2/15/07                                500           641
     3.00%, 7/15/07                                640           789
   Government of Spain,
     4.80%, 10/31/06                               400           502
     4.25%, 10/31/07                               600           762
     4.20%, 7/30/13                                400           526
   Portugal Obrigacoes do Tesouro OT,
     3.95%, 7/15/09                              1,100         1,408
     5.15%, 6/15/11                                300           411
                                                            --------
                                                              17,940
                                                            --------
JAPANESE YEN - 12.9%
   Government of Japan Ten Year Bonds,
     1.80%, 9/21/09                             60,000           575
     1.90%, 6/21/10                             75,000           727
     1.40%, 9/20/11                             90,000           843
     1.50%, 3/20/12                             15,000           143
     0.80%, 3/20/13                            290,000         2,610
   Government of Japan Twenty Year
     Bonds,
     1.90%, 3/22/21                             55,000           521
                                                            --------
                                                               5,419
                                                            --------
SWEDISH KRONA - 1.6%
   Kingdom of Sweden,
     5.00%, 1/28/09                              3,000           421
     9.00%, 4/20/09                              1,600           255
                                                            --------
                                                                 676
                                                            --------
UNITED STATES DOLLAR - 23.7%
   Freddie Mac,
     5.13%, 7/15/12                                750           795
   U.S. Treasury Bonds,
     8.75%, 5/15/17                                600           862
     6.38%, 8/15/27                                750           972
   U.S. Treasury Notes,
     2.88%, 11/30/06                               600           594
     3.38%, 2/15/08                                800           794
     2.63%, 3/15/09                              2,000         1,927
     5.50%, 5/15/09                                500           533
     3.50%, 2/15/10                                800           792
     4.38%, 8/15/12                                260           270
     4.25%, 11/15/13                             1,000         1,024
     4.00%, 2/15/14                              1,350         1,358
                                                            --------
                                                               9,921
                                                            --------
TOTAL DEBT OBLIGATIONS
(COST $37,514)                                                40,114

FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                         PRINCIPAL
                                          AMOUNT      VALUE
                                           (000S)     (000S)
                                         ---------   ---------
SHORT-TERM INVESTMENT - 4.1%
  Societe General, Grand Cayman,
     Eurodollar Time Deposit,
     3.38%, 7/1/05                       $   1,720   $   1,720

TOTAL SHORT-TERM INVESTMENT
(COST $1,720)                                            1,720

TOTAL INVESTMENTS - 100.0%
(COST $39,234)                                       $  41,834

(1)   Principal amounts stated in local currencies.

At June 30, 2005, the industry sectors for the Global Fixed Income Fund as a percentage of investments including cash were:

    INDUSTRY SECTOR                           %
------------------------                    -----
Foreign Governments                          72.2%
U.S. Government                              21.8
U.S. Government Agencies                      1.9
Cash                                          4.1
                                            -----

Total                                       100.0%

At June 30, 2005, the Global Fixed Income Fund had outstanding forward foreign currency exchange contracts as follows:

             AMOUNT        IN       AMOUNT
 CONTRACTS   (LOCAL     EXCHANGE   (LOCAL                 UNREALIZED
TO DELIVER  CURRENCY)     FOR      CURRENCY)  SETTLEMENT  GAIN/(LOSS)
 CURRENCY    (000S)     CURRENCY    (000S)       DATE       (000S)
----------  ---------  ----------- ---------  ----------  -----------
British
Pound             715  U.S. Dollar     1,339     7/27/05  $        60
Danish
Krone           5,905  U.S. Dollar     1,019     7/27/05           59
                       Swedish
Euro              647  Krona           5,990     7/27/05          (16)
Euro              429  U.S. Dollar       552     7/27/05           32
Euro            1,000  U.S. Dollar     1,311     7/27/05          100
U.S.                   Canadian
Dollar            183  Dollar            227     7/27/05            3
U.S.                   Japanese
Dollar          6,583  Yen           706,600     7/27/05         (196)
U.S.                   Swedish
Dollar            401  Krona           2,859     7/27/05          (34)
                                                          -----------

Total                                                     $         8

Federal Tax Information:

As of June 30, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                    $ 39,234
                                                   --------
Gross tax appreciation of investments              $  3,073
Gross tax depreciation of investments                  (473)
                                                   --------
Net tax appreciation of investments                $  2,600
                                                   --------

                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS

  HIGH YIELD FIXED INCOME FUND

                                             PRINCIPAL
                                              AMOUNT         VALUE
                                              (000S)         (000S)
                                             ---------      --------
CORPORATE BONDS-87.0%
ADVERTISING - 0.9%
   Advanstar Communications, Inc.,
     12.00%, 2/15/11                         $   2,900      $  3,096
   Donnelley (R.H.) Inc.,
     10.88%, 12/15/12                            3,470         4,034
                                                            --------
                                                               7,130
                                                            --------
AEROSPACE/DEFENSE - 0.6%
   Moog, Inc.,
     6.25%, 1/15/15                              4,900         4,888
AGRICULTURE - 1.3%
   Gold Kist, Inc.,
     10.25%, 3/15/14                             3,489         3,943
   Hines Nurseries, Inc.,
     10.25%, 10/1/11                             2,445         2,518
   Reynolds (R.J.) Tobacco Holdings Inc.,
     7.88%, 5/15/09                              3,610         3,772
                                                            --------
                                                              10,233
                                                            --------

AUTO MANUFACTURERS - 0.7%
   General Motors Corp.,
     8.38%, 7/15/33                              4,325         3,611
   Navistar International Corp.,
     7.50%, 6/15/11                              2,035         2,076
                                                            --------
                                                               5,687
                                                            --------

AUTO PARTS & Equipment - 0.8%
   Goodyear Tire & Rubber (The) Co.,
     7.86%, 8/15/11                              3,950         3,841
   Stoneridge, Inc.,
     11.50%, 5/1/12                              3,035         3,096
                                                            --------
                                                               6,937
                                                            --------

BUILDING MATERIALS - 0.8%
   Ply Gem Industries, Inc.,
     9.00%, 2/15/12                              3,185         2,692
   Wolverine Tube, Inc.,
     10.50%, 4/1/09                              3,655         3,472
                                                            --------
                                                               6,164
                                                            --------
CABLE TELEVISION - 3.5%
   Charter Communications Holdings II LLC,
     10.25%, 9/15/10                             2,390         2,417
   Charter Communications Holdings LLC,
     8.63%, 4/1/09                               4,175         3,100
   Charter Communications Holdings LLC,
     Senior Notes,
     10.75%, 10/1/09                             4,675         3,611
   Charter Communications Operating LLC,(1)
     8.00%, 4/30/12                              5,040         5,015
   CSC Holdings, Inc.,
     8.13%, 7/15/09                              4,815         4,875
     6.75%, 4/15/12 (1)                          4,315         4,056
   DirecTV Holdings LLC,
     8.38%, 3/15/13                              1,951         2,161
   Mediacom Broadband LLC,
     11.00%, 7/15/13                             2,520         2,728
                                                            --------
                                                              27,963
                                                            --------
CHEMICALS - 4.6%
   BCP Crystal U.S. Holdings Corp.,
     9.63%, 6/15/14                              2,170         2,430
   Borden US Finance Corp/Nova Scotia
     Finance ULC, (1)
     9.00%, 7/15/14                              2,610         2,656
   Huntsman International LLC, (1)
     7.38%, 1/1/15                               4,055         4,004
   Innophos, Inc., (1)
     8.88%, 8/15/14                              4,300         4,386
   ISP Chemco, Inc.,
     10.25%, 7/1/11                              3,680         4,011
   Lyondell Chemical Co.,
     9.63%, 5/1/07                               6,230         6,651
   PolyOne Corp.,
     10.63%, 5/15/10                             3,825         4,045
   PQ Corp., (1)
     7.50%, 2/15/13                              3,025         2,972
   Resolution Performance Products, Inc.,
     13.50%, 11/15/10                            5,640         6,063
                                                            --------
                                                              37,218
                                                            --------
COMMERCIAL SERVICES - 2.5%
   Cenveo Corp.,
     7.88%, 12/1/13                              2,220         2,109
   Corrections Corp. of America,
     6.25%, 3/15/13                              2,615         2,595
   Dollar Financial Group, Inc.,
     9.75%, 11/15/11                             6,240         6,435
   Service Corp. International,
     7.70%, 4/15/09                              2,580         2,761
     7.00%, 6/15/17 (1)                          2,500         2,569

FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                             PRINCIPAL
                                              AMOUNT         VALUE
                                              (000S)         (000S)
                                             ---------      --------
CORPORATE BONDS 87.0 % - CONTINUED

COMMERCIAL SERVICES - 2.5% - (CONTINUED)
   Williams Scotsman, Inc.,
     9.88%, 6/1/07                           $   4,035      $  4,055
                                                            --------
                                                              20,524
                                                            --------
COMPUTERS - 0.4%
   Stratus Technologies, Inc.,
     10.38%, 12/1/08                             3,310         3,211

COSMETICS/PERSONAL CARE - 0.5%
   Elizabeth Arden, Inc.,
     7.75%, 1/15/14                              4,040         4,212

DIVERSIFIED FINANCIAL SERVICES - 6.8%
   American Commercial Lines/ACL
     Finance Corp., (1)
     9.50%, 2/15/15                              1,110         1,171
   American Real Estate Partners
     LP/American Real Estate
     Finance Corp., (1)
     7.13%, 2/15/13                              7,370         7,223
   Ford Motor Credit Co.,
     5.80%, 1/12/09                             23,350        22,166
   General Motors Acceptance Corp.,
     6.75%, 12/1/14                             13,730        12,284
     8.00%, 11/1/31                              8,680         7,746
   UGS Corp.,
     10.00%, 6/1/12                              1,660         1,843
   Visant Corp.,
     7.63%, 10/1/12                              2,280         2,251
                                                            --------
                                                              54,684
                                                            --------
ELECTRIC - 7.0%
   AES Corp.,
     9.50%, 6/1/09                               6,135         6,841
   Aquila, Inc.,
     14.88%, 7/1/12                              3,300         4,323
   Calpine Generating Co. LLC,
     8.86%, 4/1/10                               6,935         6,796
   CMS Energy Corp.,
     9.88%, 10/15/07                             5,220         5,690
     8.50%, 4/15/11                              1,350         1,505
   Edison Mission Energy,
     7.73%, 6/15/09                              7,500         7,903
   PSEG Energy Holdings LLC,
     Senior Notes,
     10.00%, 10/1/09                             4,675         5,248
   Reliant Energy, Inc.,
     6.75%, 12/15/14                             6,545         6,398
   Sierra Pacific Power Co.,
     6.25%, 4/15/12                              1,300         1,336
   Sierra Pacific Resources,
     8.63%, 3/15/14                              4,270         4,718
   TECO Energy, Inc., (1)
     6.75%, 5/1/15                               2,525         2,676
   Texas Genco LLC, (1)
     6.88%, 12/15/14                             2,550         2,684
                                                            --------
                                                              56,118
                                                            --------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
   Rayovac Corp., (1)
     7.38%, 2/1/15                               4,500         4,354
   Superior Essex Communications
     LLC/Essex Group, Inc.,
     9.00%, 4/15/12                              4,450         4,405
                                                            --------
                                                               8,759
                                                            --------
ELECTRONICS - 1.0%
   PerkinElmer, Inc.,
     8.88%, 1/15/13                              3,390         3,771
   Sanmina-SCI Corp., (1)
     6.75%, 3/1/13                               4,435         4,236
                                                            --------
                                                               8,007
                                                            --------
ENTERTAINMENT - 1.6%
   AMC Entertainment Inc.,
     8.00%, 3/1/14                               4,570         4,056
   AMF Bowling Worldwide, Inc.,
     10.00%, 3/1/10                              2,485         2,510
   Six Flags, Inc.,
     9.63%, 6/1/14                               2,475         2,314
   Warner Music Group,
     7.38%, 4/15/14                              3,930         3,969
                                                            --------
                                                              12,849
                                                            --------
ENVIRONMENTAL CONTROL - 0.5%
   Allied Waste North America,
     9.25%, 9/1/12                               3,749         4,049

FOOD - 1.6%
   Del Monte Corp., (1)
     6.75%, 2/15/15                              2,610         2,662

                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS

  HIGH YIELD FIXED INCOME FUND (continued)

                                             PRINCIPAL
                                               AMOUNT        VALUE
                                              (000S)         (000S)
                                             ---------      --------
CORPORATE BONDS - 87.0% - CONTINUED

FOOD - 1.6% - (CONTINUED)
   Dole Food Co., Inc.,
     7.25%, 6/15/10                          $   3,250      $  3,299
   Pinnacle Foods Holding Corp.,
     8.25%, 12/1/13                              3,150         2,819
   Smithfield Foods, Inc.,
     7.00%, 8/1/11                               4,125         4,342
                                                            --------
                                                              13,122
                                                            --------
FOREST PRODUCTS & Paper - 2.0%
   Boise Cascade LLC, (1)
     7.13%, 10/15/14                             4,135         4,063
   Bowater, Inc.,
     9.00%, 8/1/09                               5,535         5,991
   Georgia-Pacific Corp.,
     8.00%, 1/15/24                              5,025         5,779
                                                            --------
                                                              15,833
                                                            --------
GAMING - 4.1%
   Aztar Corp.,
     7.88%, 6/15/14                              2,490         2,633
   Caesars Entertainment, Inc.,
     7.88%, 3/15/10                              4,170         4,670
   Mandalay Resort Group,
     6.50%, 7/31/09                              2,750         2,812
     7.63%, 7/15/13                              3,175         3,350
   MGM Mirage,
     8.38%, 2/1/11                               7,420         8,088
   Mohegan Tribal Gaming Authority,
     7.13%, 8/15/14                              2,550         2,671
   Pinnacle Entertainment Inc.,
     8.25%, 3/15/12                              2,205         2,293
   River Rock Entertainment Authority,
     9.75%, 11/1/11                              3,750         4,116
   Seneca Gaming Corp.,
     7.25%, 5/1/12                               2,505         2,589
                                                            --------
                                                              33,222
                                                            --------
HEALTHCARE - PRODUCTS - 0.3%
   Medical Device Manufacturing, Inc.,
     10.00%, 7/15/12                             2,030         2,182

HEALTHCARE - SERVICES - 4.5%
   AMR HoldCo Inc/EmCare HoldCo, Inc., (1)
     10.00%, 2/15/15                             1,775         1,890
   Beverly Enterprises, Inc.,
     7.88%, 6/15/14                              4,200         4,578
   Coventry Health Care, Inc.,
     5.88%, 1/15/12                              2,180         2,218
   DaVita, Inc., (1)
     6.63%, 3/15/13                              3,595         3,712
   HCA, Inc.,
     6.38%, 1/15/15                              5,450         5,655
     7.50%, 11/6/33                              2,185         2,350
   Healthsouth Corp.,
     8.50%, 2/1/08                               3,905         3,973
   Select Medical Corp., (1)
     7.63%, 2/1/15                               3,630         3,594
   Tenet Healthcare Corp.,
     9.88%, 7/1/14                               4,850         5,202
   Triad Hospitals, Inc.,
     7.00%, 5/15/12                              2,780         2,898
                                                            --------
                                                              36,070
                                                            --------
HOME BUILDERS - 1.8%
   Hovnanian (K.) Enterprises, Inc.,
     7.75%, 5/15/13                              1,945         2,023
     6.38%, 12/15/14                             3,205         3,189
   KB Home,
     5.75%, 2/1/14                               5,440         5,391
   WCI Communities, Inc.,
     10.63%, 2/15/11                             3,395         3,667
                                                            --------
                                                              14,270
                                                            --------
HOUSEHOLD PRODUCTS/WARES - 0.8%
   American Achievement Corp.,
     8.25%, 4/1/12                               3,640         3,658
   Gregg Appliances, Inc., (1)
     9.00%, 2/1/13                               3,060         2,869
                                                            --------
                                                               6,527
                                                            --------
INSURANCE - 1.0%
   Crum & Forster Holdings Corp.,
     10.38%, 6/15/13                             7,265         7,883
IRON/STEEL - 0.5%
   International Steel Group, Inc.,
     6.50%, 4/15/14                              4,125         3,960
LEISURE TIME - 0.2%
   Leslie's Poolmart,
     7.75%, 2/1/13                               1,940         1,959

FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                             PRINCIPAL
                                               AMOUNT        VALUE
                                              (000S)         (000S)
                                             ---------      --------
CORPORATE BONDS 87.0% - CONTINUED

LODGING - 0.6%
   Gaylord Entertainment Co.,
     6.75%, 11/15/14                         $   2,375      $  2,321
   Starwood Hotels & Resorts
     Worldwide, Inc.,
     7.88%, 5/1/12                               2,030         2,289
                                                            --------
                                                               4,610
                                                            --------
MACHINERY - CONSTRUCTION & Mining - 0.4%
   Manitowoc Co.,
     10.50%, 8/1/12                              3,209         3,626
MACHINERY - DIVERSIFIED - 0.1%
   Dresser-Rand Group, Inc., (1)
     7.38%, 11/1/14                              1,140         1,186
MEDIA - 3.3%
   American Media Operation, Inc., Series B,
     10.25%, 5/1/09                              4,150         4,160
   Dex Media East LLC,
     12.13%, 11/15/12                            2,350         2,814
   Houghton Mifflin Co.,
     9.88%, 2/1/13                               4,050         4,324
   Liberty Media Corp.,
     5.70%, 5/15/13                              2,195         2,042
     8.25%, 2/1/30                               1,970         1,960
   Paxson Communications Corp.,
     10.75%, 7/15/08                             4,395         4,329
   Reader's Digest Association (The), Inc.,
     6.50%, 3/1/11                               2,610         2,649
   Young Broadcasting, Inc.,
     10.00%, 3/1/11                              4,295         4,080
                                                            --------
                                                              26,358
                                                            --------
MISCELLANEOUS MANUFACTURING - 1.3%
   Samsonite Corp.,
     8.88%, 6/1/11                               3,860         4,101
   Trinity Industries, Inc.,
     6.50%, 3/15/14                              6,570         6,537
                                                            --------
                                                              10,638
                                                            --------
OFFICE/BUSINESS EQUIPMENT - 1.0%
   Xerox Corp.,
     6.88%, 8/15/11                              7,850         8,321
OIL & GAS - 1.6%
   Citgo Petroleum Corp.,
     6.00%, 10/15/11                             4,400         4,389
   Giant Industries, Inc.,
     11.00%, 5/15/12                             4,406         4,990
   Premcor Refining Group (The), Inc.,
     7.75%, 2/1/12                               3,010         3,288
                                                            --------
                                                              12,667
                                                            --------
OIL & GAS PRODUCERS - 1.7%
   Chesapeake Energy Corp.,
     6.88%, 1/15/16                              4,525         4,717
   Magnum Hunter Resources, Inc.,
     9.60%, 3/15/12                              2,256         2,504
   Swift Energy Co.,
     9.38%, 5/1/12                               5,765         6,212
                                                            --------
                                                              13,433
                                                            --------
OIL & GAS SERVICES - 0.3%
   Dresser, Inc.,
     9.38%, 4/15/11                              2,540         2,673
PACKAGING & CONTAINERS - 1.7%
   Graham Packaging Co, Inc., (1)
     8.50%, 10/15/12                             2,780         2,808
   Jefferson Smurfit Corp. U.S.,
     7.50%, 6/1/13                               4,325         4,130
   Owens-Brockway,
     7.75%, 5/15/11                              1,725         1,833
   Owens-Illinois, Inc.,
     8.10%, 5/15/07                              4,655         4,841
                                                            --------
                                                              13,612
                                                            --------
PHARMACEUTICALS - 0.6%
   Leiner Health Products, Inc.,
     11.00%, 6/1/12                              4,570         4,479

PIPELINES - 4.2%
   Coastal Corp.,
     7.75%, 6/15/10                              8,975         9,154
   Dynegy Holdings, Inc., (1)
     9.88%, 7/15/10                              4,920         5,437
   Holly Energy Partners LP, (1)
     6.25%, 3/1/15                               1,720         1,677
   Southern Natural Gas Co.,
     7.35%, 2/15/31                              5,625         5,984
   Williams Cos., Inc.,
     7.88%, 9/1/21                              10,175        11,574
                                                            --------
                                                              33,826
                                                            --------

                            NORTHERN FUNDS QUARTERLY REPORT 4 FIXED INCOME FUNDS

FIXED INCOME FUNDS

     SCHEDULE OF INVESTMENTS

     HIGH YIELD FIXED INCOME FUND (continued)

                                             PRINCIPAL
                                               AMOUNT        VALUE
                                              (000S)         (000S)
                                             ---------      --------
CORPORATE BONDS - 87.0% - CONTINUED

REITS - 4.1%
   Crescent Real Estate Equities LP,
     7.50%, 9/15/07                          $   2,190      $  2,239
   Felcor Lodging LP,
     8.50%, 6/1/11                               3,940         4,305
   Host Marriott LP,
     7.13%, 11/1/13                              5,220         5,442
   La Quinta Properties Inc.,
     7.00%, 8/15/12                              4,360         4,507
   Meristar Hospitality Corp.,
     9.00%, 1/15/08                              3,785         3,955
   Omega Healthcare Investors, Inc.,
     7.00%, 4/1/14                               6,455         6,503
   Trustreet Properties, Inc., (1)
     7.50%, 4/1/15                               4,375         4,474
   Ventas Realty LP, (1)
     7.13%, 6/1/15                               1,855         1,929
                                                            --------
                                                              33,354
                                                            --------
RETAIL - 2.8%
   Carrols Corp., (1)
     9.00%, 1/15/13                              2,815         2,850
   Couche-Tard Finance Corp.,
     7.50%, 12/15/13                             3,600         3,780
   Denny's Corp.,
     10.00%, 10/1/12                             2,125         2,210
   Friendly Ice Cream Corp.,
     8.38%, 6/15/12                              4,195         4,069
   Penney (J.C.) Co., Inc.,
     9.00%, 8/1/12                               5,025         5,942
   Petro Stopping Centers LP,
     9.00%, 2/15/12                              3,990         4,010
                                                            --------
                                                              22,861
                                                            --------
SEMICONDUCTORS - 0.3%
   Amkor Technology, Inc.,
     7.13%, 3/15/11                              3,235         2,798

SUPERMARKETS - 1.2%
   Delhaize America, Inc.,
     8.13%, 4/15/11                              3,200         3,589
   Great Atlantic & Pacific Tea Co.,
     7.75%, 4/15/07                              4,130         4,223
   Roundy's, Inc.,
     8.88%, 6/15/12                              2,135         2,199
                                                            --------
                                                              10,011
                                                            --------

TELECOMMUNICATIONS - 9.1%
   American Cellular Corp.,
     10.00%, 8/1/11                              4,360         4,425
   AT&T Corp.,
     9.05%, 11/15/11                             4,343         5,005
   Centennial Cellular Operating Co.,
     10.13%, 6/15/13                             4,075         4,605
   Cincinnati Bell, Inc.,
     8.38%, 1/15/14                              6,335         6,493
   Citizens Communications Co.,
     6.25%, 1/15/13                              4,320         4,180
     9.00%, 8/15/31                              2,100         2,153
   iPCS Escrow, Inc.,
     11.50%, 5/1/12                              2,050         2,286
   Lucent Technologies, Inc.,
     6.50%, 1/15/28                              6,575         5,835
   MCI, Inc.,
     7.69%, 5/1/09                               3,165         3,296
     8.74%, 5/1/14                               4,655         5,219
   PanAmSat Corp.,
     9.00%, 8/15/14                              2,820         3,077
   Qwest Capital Funding, Inc.,
     7.90%, 8/15/10                              2,600         2,587
   Qwest Corp.,
     7.88%, 9/1/11 (1)                           6,200         6,464
     6.88%, 9/15/33                              5,010         4,340
   Qwest Services Corp.,
     13.50%, 12/15/10                            4,045         4,672
   Rural Cellular Corp.,
     9.75%, 1/15/10                              2,630         2,446
   SBA Communications Corp.,
     8.50%, 12/1/12                              1,950         2,101
   Time Warner Telecom Holdings, Inc., (1)
     9.25%, 2/15/14                              1,360         1,312
   Time Warner Telecom, Inc.,
     10.13%, 2/1/11                              2,730         2,730
                                                            --------
                                                              73,226
                                                            --------
TEXTILES - 0.4%
   INVISTA, (1)
     9.25%, 5/1/12                               2,955         3,228

FIXED INCOME FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                             PRINCIPAL
                                               AMOUNT        VALUE
                                              (000S)         (000S)
                                             ---------      --------
CORPORATE BONDS - 87.0% - CONTINUED

TRANSPORTATION - 0.9%
   Horizon Lines LLC, (1)
     9.00%, 11/1/12                          $   3,365      $  3,525
   Overseas Shipholding Group,
     8.25%, 3/15/13                              3,860         4,034
                                                            --------
                                                               7,559
                                                            --------
TOTAL CORPORATE BONDS
(COST $693,080)                                              702,127

FOREIGN ISSUER BONDS - 10.3%

BUILDING MATERIALS - 0.5%
   Ainsworth Lumber Co. Ltd.,
     6.75%, 3/15/14                              4,425         4,027

CHEMICALS - 0.5%
   Rhodia S.A.,
     7.63%, 6/1/10                               4,150         4,026

COMPUTERS - 0.5%
   Seagate Technology HDD Holdings,
     8.00%, 5/15/09                              3,575         3,803

DIVERSIFIED FINANCIAL SERVICES - 0.4%
   Harvest Operations Corp.,
     7.88%, 10/15/11                             3,850         3,667

ELECTRONICS - 0.6%
   Flextronics International Ltd.,
     6.25%, 11/15/14                             4,720         4,685

FOREST PRODUCTS & PAPER - 1.2%
   Abitibi-Consolidated, Inc.,
     7.75%, 6/15/11                              5,750         5,779
     8.85%, 8/1/30                               3,945         3,777
                                                            --------
                                                               9,556
                                                            --------
IRON/STEEL - 0.4%
   IPSCO, Inc.,
     8.75%, 6/1/13                               2,610         2,913

LEISURE TIME - 1.4%
   Bombardier Recreational Products, Inc.,
     8.38%, 12/15/13                             3,755         3,999
   NCL Corp., (1)
     10.63%, 7/15/14                             3,940         4,147
   Royal Caribbean Cruises Ltd.,
     8.00%, 5/15/10                              3,275         3,627
                                                            --------
                                                              11,773
                                                            --------

MEDIA - 0.8%
   Kabel Deutschland GmbH, (1)
           10.63%, 7/1/14                        4,025         4,367
   Rogers Cable, Inc.,
           6.75%, 3/15/15                        2,240         2,285
                                                            --------
                                                               6,652
                                                            --------
MINING - 0.7%
   Novelis, Inc., (1)
           7.25%, 2/15/15                        5,410         5,430
RETAIL - 0.2%
   Jean Coutu Group, Inc.,
           7.63%, 8/1/12                         1,780         1,838
SEMICONDUCTORS - 0.9%
   Hynix Semiconductor, Inc., (1) (2)
           9.88%, 7/1/12                         2,000         1,995
   MagnaChip Semiconductor SA, (1)
           8.00%, 12/15/14                       5,390         5,174
                                                            --------
                                                               7,169
                                                            --------
TELECOMMUNICATIONS - 1.6%
   Intelsat Bermuda Ltd., (1)
           8.25%, 1/15/13                        4,125         4,259
   Intelsat Ltd.,
           7.63%, 4/15/12                        2,410         2,121
   Rogers Wireless Communications, Inc.,
           7.50%, 3/15/15                        5,855         6,367
                                                            --------
                                                              12,747
                                                            --------
TRANSPORTATION - 0.6%
   General Maritime Corp.,
           10.00%, 3/15/13                       2,375         2,577
   OMI Corp.,
           7.63%, 12/1/13                        2,000         1,992
                                                            --------
                                                               4,569
                                                            --------
TOTAL FOREIGN ISSUER BONDS
(COST $82,628)                                                82,855

                                              NUMBER         VALUE
                                             OF SHARES      (000S)
                                             ---------      --------
WARRANTS - 0.0%
   Horizon PCS, Inc., Exp. 10/1/10 (1) *         2,000             -
   IPCS, Inc., Exp. 7/15/10 *                    1,500             -
   Leap Wireless International, Exp.
           4/15/10 (1) *                         2,500             -

                            NORTHERN FUNDS QUARTERLY REPORT 6 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   HIGH YIELD FIXED INCOME FUND (continued)

                                              NUMBER         VALUE
                                             OF SHARES       (000S)
                                             ---------      -------
WARRANTS - 0.0% - CONTINUED
   Leap Wireless, Exp. 4/15/10(1) *              2,000      $      -
   WRC Media, Inc., (1)*                         4,059             -

TOTAL WARRANTS
(COST $10)                                                         -

                                             PRINCIPAL
                                              AMOUNT         VALUE
                                               (000S)        (000S)
                                             ---------      --------
SHORT-TERM INVESTMENT - 2.7%
   Societe General, Grand Cayman,
     Eurodollar Time Deposit,
     3.38%, 7/1/05                           $  22,132        22,132

TOTAL SHORT-TERM INVESTMENT
(COST $22,132)                                                22,132

TOTAL INVESTMENTS - 100.0%
(COST $797,850)                                             $807,114

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.

(2)   When-Issued Security

*     Non-Income Producing Security

At June 30, 2005, the credit quality distribution for the High Yield Fixed Income Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                  %
----------------------                                ------
BB                                                      30.1%
B                                                       51.7
CCC                                                     14.3
CC to D                                                  0.8
Not Rated                                                0.5
Cash Equivalents                                         2.6
                                                      ------

Total                                                 100.0%

* Standard & Poor's Rating Services

As of June 30, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments              $ 797,850
                                             ---------
Gross tax appreciation of investments        $  18,525
Gross tax depreciation of investments           (9,261)
                                             ---------
Net tax appreciation of investments          $   9,264

FIXED INCOME FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   HIGH YIELD MUNICIPAL FUND

                                                        PRINCIPAL
                                                         AMOUNT            VALUE
                                                         (000S)            (000S)
                                                        ---------         -------
MUNICIPAL BONDS - 94.9%
ALABAMA - 1.6%
   Butler Industrial Development Board
     Solid Waste Disposal Revenue
     Refunding Bonds (AMT),
     Georgia-Pacific Corp. Project,
     5.75%, 9/1/28                                       $ 1,000          $ 1,022
   Camden Industrial Development Board
     Revenue Refunding Bonds, Series A,
     Weyerhaeuser Company,
     6.13%, 12/1/24                                        1,000            1,112
                                                                          -------
                                                                            2,134
                                                                          -------

ARIZONA - 3.8%
   Arizona Health Facilities Authority
     Hospital System Revenue Bonds,
     John C. Lincoln Health Network,
     6.88%, 12/1/20                                        1,000            1,134
   Coconino County PCR Bonds, Series A
     (AMT), Tucson Electric Power Co.,
     7.13%, 10/1/32                                        1,000            1,046
   Maricopa County PCR Refunding
     Bonds, Series A, El Paso Electric Co.
     Project,
     6.25%, Mandatory Put 8/1/05                           1,000            1,002
   Navajo County IDA Revenue Bonds
     (AMT), Stone Container Corp.
     Project,
     7.40%, 4/1/26                                           800              824
   Peoria IDA Non-Profit Revenue
     Refunding Bonds, Series A,
     Sierra Winds Life,
     6.25%, 8/15/20                                          500              513
   Yavapai County IDA Hospital Facilities
     Revenue Bonds, Series A,
     Yavapai Regional Medical Center,
     6.00%, 8/1/33                                           500              538
                                                                          -------
                                                                            5,057
                                                                          -------

ARKANSAS - 0.5%
   Little Rock Hotel & Restaurant Gross
     Receipts Refunding TRB,
     7.38%, 8/1/15                                           500              616

CALIFORNIA - 5.1%
   Alameda Corridor Transportation
     Authority Capital Appreciation
     Revenue Refunding Bonds
     (AMBAC Insured),
     0.00%, 10/1/24                                        1,000              734
   California State Department of Water
     Resources Power Supply Revenue
     Bonds, Series A,
     5.50%, 5/1/09                                           500              542
     6.00%, 5/1/14                                           500              580
   California State Economic Recovery
     G.O. Bonds, Series A,
     5.00%, 7/1/16                                         1,000            1,077
   California State Public Works Board
     Lease Revenue Bonds, Series C,
     Department of Corrections,
     5.50%, 6/1/15                                         1,000            1,121
   Golden State Tobacco Securitization
     Corp. Revenue Bonds, Series A-5,
     Asset Backed,
     7.88%, 6/1/42                                           500              603
   Golden State Tobacco Securitization
     Corp. Revenue Bonds, Series B,
     Enhanced Asset Backed,
     5.50%, 6/1/33                                         1,000            1,085
   Laguna Beach Unified School District
     G.O. Bonds, Election of 2001
     (FSA Insured),
     5.00%, 8/1/28                                         1,000            1,058
                                                                          -------
                                                                            6,800
                                                                          -------

COLORADO - 2.1%
   Colorado Department of
     Transportation Revenue Bonds,
     Series A (AMBAC Insured),
     Prerefunded,
     5.25%, 12/15/13                                       2,000            2,260
   Colorado Health Facilities Authority
     Revenue Bonds, Portercare
     Adventist Health Hospital,
     6.50%, 11/15/31                                         500              559
                                                                          -------
                                                                            2,819
                                                                          -------

DELAWARE - 0.8%
   Delaware State Health Facility
     Authority Revenue Refunding
     Bonds, Series A, Beebe Medical
     Center Project,
     5.50%, 6/1/24                                         1,000            1,061

DISTRICT OF COLUMBIA - 0.3%
   District of Columbia Revenue Bonds,
     Methodist Home of the District of
     Columbia Issue,
     6.00%, 1/1/20                                           400              391

FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT          VALUE
                                                         (000S)          (000S)
                                                        ---------       --------
MUNICIPAL BONDS - 94.9% - CONTINUED

FLORIDA - 12.5%
   Capital Projects Finance Authority
     Continuing Care Retirement
     Community Revenue Bonds,
     Series A, The Glenridge on Palmer
     Ranch Project,
     8.00%, 6/1/32                                       $   750        $    830
   Capital Trust Agency Revenue Bonds
     (AMT), Fort Lauderdale Project,
     5.75%, 1/1/32                                           525             529
   Crossings at Fleming Island Community
     Development District Special
     Assessment Revenue Refunding
     Bonds, Series C,
     7.05%, 5/1/15                                           400             430
   Gateway Services Community
     Development District Special
     Assessment Bonds, Series B, Sun
     City Center - Fort Meyers Project,
     5.50%, 5/1/10                                           650             667
   Heritage Harbor South Community
     Development District Capital
     Improvement Special Assessment
     Bonds, Series B,
     5.40%, 11/1/08                                          585             590
   Heritage Palms Community
     Development District Capital
     Improvement Revenue Bonds,
     6.25%, 11/1/07                                          685             689
   Highlands County Health Facilities
     Authority Revenue Hospital Bonds,
     Series A, Adventist Health
     System/Sunbelt,
     6.00%, 11/15/31                                       1,250           1,371
   Islands at Doral III Community District
     Special Assessment Bonds,
     Series 2004-A,
     5.90%, 5/1/35                                         1,000           1,037
   Miami Beach Health Facilities
     Authority Revenue Refunding
     Bonds, Mount Sinai Medical Center,
     6.75%, 11/15/29                                       1,000           1,117
   Midtown Miami Community
     Development District Special
     Assessment Bonds, Series A,
     6.25%, 5/1/37                                         1,000           1,053
   Old Palm Community Development
     District Special Assessment Bonds,
     Series B, Palm Beach Gardens,
     5.38%, 5/1/14                                         1,500           1,541
   Poinciana Community Development
     District Special Assessment Bonds,
     Series A,
     7.13%, 5/1/31                                           400             425
   Polk County Transportation
     Improvement Revenue Bonds
     (FSA Insured), Prerefunded,
     5.63%, 12/1/10                                        1,000           1,135
   Reunion East Community Development
     District Special Assessment Bonds,
     5.80%, 5/1/36                                         1,000           1,029
   Reunion West Community
     Development District Special
     Assessment Bonds,
     6.25%, 5/1/36                                         1,000           1,057
   South Village Community Development
     District Capital Improvement
     Revenue Bonds, Series A,
     5.70%, 5/1/35                                         1,000           1,022
   Sterling Hill Community Development
     District Capital Improvement Special
     Assessment Revenue Bonds,
     Series B,
     5.50%, 11/1/10                                          990           1,013
   Westchester Community Development
     District No. 1 Special Assessment
     Bonds, Community Infrastructure,
     6.00%, 5/1/23                                         1,000           1,052
                                                                        --------
                                                                          16,587
                                                                        --------

GEORGIA - 1.4%
   Georgia State G.O. Bonds, Series D,
     Prerefunded,
     5.75%, 10/1/10                                          705             797
   Milledgeville-Baldwin County
     Development Authority Revenue
     Bonds, Georgia College & State
     University Foundation,
     6.00%, 9/1/33                                         1,000           1,074
                                                                        --------
                                                                           1,871
                                                                        --------

                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS

    SCHEDULE OF INVESTMENTS

    HIGH YIELD MUNICIPAL FUND (continued)

                                                        PRINCIPAL
                                                         AMOUNT          VALUE
                                                         (000S)          (000S)
                                                        ---------       --------
MUNICIPAL BONDS - 94.9% - CONTINUED

ILLINOIS - 3.8%
   Illinois Development Finance Authority
     Revenue Bonds, Series B,
     Midwestern University,
     6.00%, 5/15/31                                     $     500       $    546
   Illinois Educational Facilities
   Authority
     Student Housing Revenue Bonds,
     Educational Advancement Fund
     University Center Project,
     6.25%, 5/1/30                                            750            810
   Illinois Finance Authority Student
     Housing Revenue Bonds, Series A,
     MJH Education Assistance IV,
     5.13%, 6/1/35                                          2,000          2,016
   Illinois Health Facilities Authority
     Revenue Bonds, Riverside Health
     System,
     6.00%, 11/15/32                                        1,000          1,080
   Illinois Health Facilities Authority
     Revenue Bonds, Series A, Lutheran
     Senior Ministries Obligation,
     7.38%, 8/15/31                                           500            536
                                                                        --------
                                                                           4,988
                                                                        --------

INDIANA - 3.4%
   Indiana Development Finance
     Authority Environmental Revenue
     Refunding Bonds, USX Corp.
     Project,
     5.25%, Mandatory Put 12/2/11                           1,000          1,080
   Indiana Health Facility Financing
     Authority Hospital Revenue Bonds,
     Series A, Community Foundation of
     Northwest Indiana,
     6.38%, 8/1/31                                            500            535
     6.00%, 3/1/34                                          1,000          1,063
   North Manchester Revenue Bonds,
     Series A, Peabody Retirement
     Community Project,
     7.25%, 7/1/33                                            750            779
   Petersburg PCR Bonds (AMT),
     Indianapolis Power & Light,
     6.38%, 11/1/29                                         1,000          1,074
                                                                        --------
                                                                           4,531
                                                                        --------

IOWA - 0.4%
   Bremer County Healthcare &
     Residential Facilities Revenue
     Bonds, Bartels Lutheran Home
     Project,
     7.25%, 11/15/29                                          500            542

KANSAS - 0.5%
   Olathe Senior Living Facility Revenue
     Bonds, Series A, Aberdeen Village,
     Inc., Prerefunded,
     8.00%, 5/15/10                                           500            612

LOUISIANA - 2.8%
   Beauregard Parish Revenue Refunding
     Bonds, Boise Cascade Corp.
     Project,
     6.80%, 2/1/27                                            700            759
   De Soto Parish Environmental
     Improvement Revenue Bonds,
     Series A (AMT), International Paper,
     4.75%, 3/1/19                                          2,000          1,988
   Plaquemines Port Harbor & Terminal
     District Revenue Refunding Bonds,
     Series B, Electro-Coal Tranfer Corp.
     Project (Gtd. TECO Energy, Inc.),
     5.00%, 9/1/07                                          1,000          1,008
                                                                        --------
                                                                           3,755
                                                                        --------

MAINE - 0.8%
   Maine Finance Authority Solid Waste
     Recycling Facilities Revenue Bonds,
     (AMT), Great Northern Paper
     Project, Bowater Inc.,
     7.75%, 10/1/22                                         1,000          1,005

MARYLAND - 2.8%
   Annapolis Special Obligation Revenue
     Bonds, Series A, Park Place Project,
     5.35%, 7/1/34                                          1,000          1,021
   Anne Arundel County Special
     Obligation Revenue Bonds, National
     Business Park Project, Prerefunded,
     7.38%, 7/1/10                                            500            602
   Maryland State Economic
     Development Corp. Student Housing
     Revenue Bonds, University of
     Maryland, College Park Project,
     5.63%, 6/1/35                                          1,000          1,043

FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT          VALUE
                                                         (000S)          (000S)
                                                        ---------       --------
MUNICIPAL BONDS - 94.9% - CONTINUED

MARYLAND - 2.8% - (CONTINUED)
   Maryland State Health & Higher
     Educational Facilities Authority
     Revenue Bonds, Series A,
     Mercy Ridge,
     6.00%, 4/1/35                                      $   1,000       $  1,054
                                                                        --------
                                                                           3,720
                                                                        --------
MASSACHUSETTS - 3.7%
   Massachusetts State Development
     Finance Agency Revenue Bonds,
     Hampshire College,
     5.70%, 10/1/34                                         1,000          1,075
   Massachusetts State Development
     Finance Agency Revenue Bonds,
     Series B, Briarwood, Prerefunded,
     8.25%, 12/1/10                                           500            627
   Massachusetts State Development
     Finance Agency Revenue Bonds,
     Waste Management Project (AMT),
     5.50%, Mandatory Put 5/1/14                            1,000          1,066
   Massachusetts State Health &
     Educational Facilities Authority
     Revenue Bonds, Series A, Northern
     Berkshire Health System,
     6.38%, 7/1/34                                          1,000          1,047
   Massachusetts State Health &
     Educational Facilities Authority
     Revenue Bonds, Series B, Northern
     Berkshire Health System,
     6.38%, 7/1/34                                            500            523
   Massachusetts State Health &
     Educational Facilities Authority
     Revenue Bonds, Series E,
     Berkshire Health System
     (G.O. of Institution),
     6.25%, 10/1/31                                           500            539
                                                                        --------
                                                                           4,877
                                                                        --------

MICHIGAN - 5.2%
   Flint Hospital Building Authority
     Revenue Refunding Bonds, Hurley
     Medical Center,
     6.00%, 7/1/20                                          1,000          1,044
   Michigan State Strategic Fund Ltd.
     Obligation Revenue Bonds (AMT),
     Republic Services Inc.,
     4.25%, Mandatory Put 4/1/14                            1,985          1,979
   Michigan State Strategic Fund Ltd.
     Obligation Revenue Refunding
     Bonds (AMT), Dow Chemical
     Project,
     5.50%, Mandatory Put 6/1/13                            3,460          3,809
                                                                        --------
                                                                           6,832
                                                                        --------

MINNESOTA - 1.0%
   Duluth Economic Development
     Authority Health Care Facilities
     Revenue Bonds, St. Luke's Hospital,
     7.25%, 6/15/32                                           750            800
   Minneapolis & St. Paul Metropolitan
     Airports Commission Special
     Facilities Revenue Bonds, Series A
     (AMT), Northwest Airlines Project,
     7.00%, 4/1/25                                            600            561
                                                                        --------
                                                                           1,361
                                                                        --------

MISSISSIPPI - 1.4%
   Lowndes County Solid Waste Disposal
     & PCR Refunding Bonds, Series B,
     Weyerhaeuser Co. Project,
     6.70%, 4/1/22                                          1,000          1,233
   Mississippi Business Finance Corp.
     PCR Refunding Bonds, Systems
     Energy Resources, Inc. Project,
     5.90%, 5/1/22                                            630            641
                                                                        --------
                                                                           1,874
                                                                        --------

NEW HAMPSHIRE - 0.4%
   New Hampshire Business Finance
     Authority PCR Refunding Bonds,
     Series D (AMT),
     Public Service Co.
     of New Hampshire,
     6.00%, 5/1/21                                            500            527

NEW JERSEY - 4.5%
   Middlesex County Improvement
     Authority Revenue Bonds, Series A,
     George Street Student Housing
     Project,
     5.00%, 8/15/35                                         1,000          1,023
   New Jersey Economic Development
     Authority Revenue Bonds,
     Cigarette Tax,
     5.75%, 6/15/34                                         1,000          1,062

                            NORTHERN FUNDS QUARTERLY REPORT 4 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   HIGH YIELD MUNICIPAL FUND (continued)

                                                        PRINCIPAL
                                                         AMOUNT          VALUE
                                                         (000S)          (000S)
                                                        ---------       --------
MUNICIPAL BONDS - 94.9% - CONTINUED

NEW JERSEY - 4.5% - (CONTINUED)
   New Jersey Health Care Facilities
     Financing Authority Revenue Bonds,
     Series A, Capital Health Systems
     Obligation Group,
     5.38%, 7/1/33                                      $   1,000       $  1,043
   New Jersey State Educational
     Facilities Authority Revenue Bonds,
     Series D, Fairleigh Dickinson
     University,
     6.00%, 7/1/25                                          1,000          1,083
   New Jersey Transportation Trust Fund
     Authority Revenue Bonds, Series B
     (MBIA Insured),
     5.50%, 12/15/15                                        1,000          1,160
   Tobacco Settlement Financing Corp.
     Revenue Bonds,
     6.75%, 6/1/39                                            500            558
                                                                        --------
                                                                           5,929
                                                                        --------

NEW MEXICO - 0.1%
   New Mexico Educational Assistance
     Foundation Student Loan Revenue
     Bonds, Series II-C (AMT),
     Second Subordinate,
     6.00%, 12/1/08                                           125            126

NEW YORK - 3.9%
   Metropolitan Transportation Authority
     Dedicated Tax Fund Revenue
     Bonds, Series A (FGIC Insured),
     5.25%, 11/15/14                                        1,695          1,937
   Monroe County Industrial
     Development Agency, Civic
     Facilities Revenue Refunding Bonds,
     Highlands Hospital Rochester,
     5.00%, 8/1/22                                          1,000          1,043
   New York City G.O. Bonds, Series B,
     6.50%, 8/15/09                                         1,500          1,686
   New York City Industrial Development
     Agency Airport Revenue Bonds,
     Series A (AMT), Airis JFK I LLC
     Project,
     5.50%, 7/1/28                                            500            503
                                                                        --------
                                                                           5,169
                                                                        --------

NORTH CAROLINA - 2.8%
   North Carolina Eastern Municipal
     Power Agency Power System
     Revenue Bonds, Series D,
     6.45%, 1/1/14                                            385            429
   North Carolina Eastern Municipal
     Power Agency Power System
     Revenue Refunding Bonds, Series B,
     6.13%, 1/1/09                                            500            541
   North Carolina Eastern Municipal
     Power Agency Power System
     Revenue Refunding Bonds, Series F,
     5.38%, 1/1/13                                          1,000          1,088
   North Carolina Municipal Power
     Agency No. 1 Catawba Electric
     Revenue Bonds, Series A,
     5.50%, 1/1/13                                          1,000          1,117
   North Carolina Municipal Power
     Agency No. 1 Catawba Electric
     Revenue Bonds, Series B,
     6.38%, 1/1/13                                            500            562
                                                                        --------
                                                                           3,737
                                                                        --------

OHIO - 1.5%
   Coshocton County Environmental
     Revenue Refunding Bonds, Smurfit -
     Stone Container,
     5.13%, 8/1/13                                          2,000          2,026

OKLAHOMA - 0.4%
   Langston Economic Development
     Authority Student Housing Revenue
     Bonds, Series A, Langston
     Community Development Corp.,
     7.75%, 8/1/30                                            500            516

OREGON - 0.6%
   Klamath Falls Electric Revenue
     Refunding Bonds, Senior Lien -
     Klamath Cogen,
     5.88%, 1/1/16                                            750            769

PENNSYLVANIA - 9.4%
   Allegheny County Redevelopment
     Authority Tax Allocation Bonds,
     Pittsburgh Mills Project,
     5.60%, 7/1/23                                          2,000          2,120
   Beaver County IDA PCR Refunding
     Bonds, Series A, Cleveland Electric
     Illuminating Co.,
     7.75%, 7/15/25                                           100            103
   Carbon County IDA Resource
     Recovery Refunding Bonds (AMT),
     Panther Creek Partners Project,
     6.65%, 5/1/10                                            400            430

FIXED INCOME FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT          VALUE
                                                         (000S)          (000S)
                                                        ---------       --------
MUNICIPAL BONDS - 94.9% - CONTINUED

PENNSYLVANIA - 9.4% - (CONTINUED)
   Montgomery County Higher Education
     & Health Authority Revenue Bonds,
     Series A, Philadelphia
     Geriatric Center,
     7.25%, 12/1/19                                     $     500       $    542
   Pennsylvania Economic Development
     Financing Authority Exempt
     Facilities Revenue Bonds, Series A
     (AMT), Amtrak Project,
     6.13%, 11/1/21                                         1,200          1,276
   Pennsylvania Economic Development
     Financing Authority Exempt
     Facilities Revenue Bonds, Series A
     (AMT), National Gypsum Co.,
     Shippingport Project,
     6.25%, 11/1/27                                         1,400          1,512
   Pennsylvania Economic Development
     Financing Authority Exempt
     Facilities Revenue Bonds, Series A
     (AMT), Reliant Energy,
     6.75%, 12/1/36                                         1,000          1,074
   Pennsylvania State Higher Educational
     Facilities Authority Revenue Bonds,
     LaSalle University,
     5.50%, 5/1/34                                          1,000          1,064
   Pennsylvania State Higher Educational
     Facilities Authority Revenue Bonds,
     Series A, Philadelphia University,
     5.25%, 6/1/32                                          1,250          1,294
   Pennsylvania State Higher Educational
     Facilities Authority Revenue Bonds,
     Widener University,
     5.40%, 7/15/36                                           750            799
   Pennsylvania State Higher Educational
     Facilities Authority Student Housing
     Revenue Bonds, Series A, Student
     Association, Inc. Project,
     6.75%, 9/1/32                                            490            520
   Philadelphia Hospitals & Higher
     Education Facilities Authority
     Revenue Bonds, Chestnut Hill
     College,
     6.00%, 10/1/29                                           500            508
   Philadelphia School District G.O.
     Bonds, Series A (FSA - State Aid
     Withholding), Prerefunded,
     5.50%, 2/1/12                                          1,000          1,131
                                                                        --------
                                                                          12,373
                                                                        --------

PUERTO RICO - 0.8%
   Puerto Rico Highway & Transportation
     Authority Transportation Revenue
     Bonds,
     5.00%, 7/1/09                                          1,000          1,065

SOUTH CAROLINA - 0.9%
   Berkeley County PCR Facilities
     Refunding Bonds, South Carolina
     Generating Co. Project,
     4.88%, 10/1/14                                         1,000          1,073
   Florence County IDR Revenue Bonds,
     Stone Container Corp.,
     7.38%, 2/1/07                                            165            165
                                                                        --------
                                                                           1,238
                                                                        --------

TENNESSEE - 0.6%
   Memphis-Shelby County Airport
     Authority Special Facilities Revenue
     Refunding Bonds, Federal
     Express Corp.,
     5.00%, 9/1/09                                            750            794

TEXAS - 7.7%
   Austin City Convention Center Revenue
     Bonds, Series A, Convention
     Enterprise, Inc., First Tier,
     6.70%, 1/1/32                                            700            756
   Brazos River Authority Revenue
     Refunding Bonds, Series A (AMT),
     Texas Utilities Electric Co. Project,
     7.70%, 4/1/33                                          1,000          1,196
   Dallas County Flood Control District
     No. 1 G.O. Unlimited Refunding
     Bonds,
     7.25%, 4/1/32                                          1,000          1,045
   Gulf Coast Waste Disposal Authority
     Revenue Bonds (AMT), Valero
     Energy Corp. Project,
     6.65%, 4/1/32                                          1,000          1,099
   Houston Industrial Development Corp.
     Revenue Bonds (AMT), Air Cargo,
     6.38%, 1/1/23                                            500            523
   Houston Water & Sewer System
     Junior Lien Revenue Bonds,
     Series A (FSA Insured),
     Prerefunded,
     5.50%, 12/1/11                                         1,535          1,738

                            NORTHERN FUNDS QUARTERLY REPORT 6 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   HIGH YIELD MUNICIPAL FUND (continued)

                                                        PRINCIPAL
                                                         AMOUNT          VALUE
                                                         (000S)          (000S)
                                                        ---------       --------
MUNICIPAL BONDS - 94.9% - CONTINUED

TEXAS - 7.7% - (CONTINUED)
   Matagorda County Navigation District
     No. 1 Collateralized Revenue
     Refunding Bonds, Centerpoint
     Energy Houston Electric, LLC
     Project,
     5.60%, 3/1/27                                      $     500       $    523
   Port Corpus Christi Industrial
     Development Corp. Environmental
     Facilities Revenue Bonds (AMT),
     Citgo Petroleum Corp.,
     8.25%, 11/1/31                                         1,000          1,073
   Sabine River Authority Revenue
     Refunding Bonds, Series B, TXU
     Energy Co. LLC Project,
     6.15%, 8/1/22                                            500            551
   Sam Rayburn Municipal Power
     Agency Revenue Refunding Bonds,
     6.00%, 10/1/21                                           500            545
   Texas State Turnpike Authority Central
     Texas Turnpike Systems Revenue
     Bonds, Series A, First Tier
     (AMBAC Insured),
     5.50%, 8/15/39                                         1,000          1,094
                                                                        --------
                                                                          10,143
                                                                        --------

VERMONT - 0.3%
   Vermont Educational & Health
     Buildings Financing Agency
     Healthcare Facility Revenue Bonds,
     Copley Manor Project, (1)
     6.15%, 4/1/19                                            500            360

VIRGIN ISLANDS - 0.6%
   University of the Virgin Islands General
     Improvement Bonds, Series A,
     5.38%, 6/1/34                                            750            802

VIRGINIA - 4.2%
   Charles City & County IDA Solid Waste
     Disposal Facilities Revenue Bonds
     (AMT), Waste Management, Inc.
     Project,
     6.25%, Mandatory Put 4/1/12                              500            560
   Chesapeake Hospital Authority Facility
     Revenue Bonds, Series A,
     Chesapeake General Hospital,
     5.25%, 7/1/18                                          1,500          1,613
   Tobacco Settlement Financing Corp
     Reveune Bonds, Asset Backed,
     5.63%, 6/1/37                                          1,350          1,389
   West Point IDA Solid Waste Disposal
     Revenue Bonds, Series A (AMT),
     Chesapeake Corp Project,
     6.38%, 3/1/19                                          2,000          2,040
                                                                        --------
                                                                           5,602
                                                                        --------

WISCONSIN - 2.3%
   Wisconsin Health & Educational
     Facilities Authority Revenue Bonds,
     Series A, Beaver Dam Community
     Hospitals,
     6.75%, 8/15/34                                         1,000          1,044
   Wisconsin Health & Educational
     Facilities Authority Revenue Bonds,
     Vernon Memorial Healthcare
     Project,
     5.10%, 3/1/25                                          1,000          1,007
     5.25%, 3/1/35                                          1,000          1,009
                                                                        --------
                                                                           3,060
                                                                        --------
TOTAL MUNICIPAL BONDS
(COST $119,488)                                                          125,669

                                                          NUMBER         VALUE
                                                        OF SHARES        (000S)
                                                        ---------        ------
INVESTMENT COMPANY - 4.2%
   AIM Tax Exempt Cash Fund                             5,589,848         5,590

TOTAL INVESTMENT COMPANY
(COST $5,590)                                                             5,590

                                                        PRINCIPAL
                                                         AMOUNT          VALUE
                                                         (000S)          (000S)
                                                        ---------        -------
SHORT-TERM INVESTMENTS - 0.9%
   Clarksville Public Building Authority
     Revenue VRDB, Pooled Financing -
     Tennessee Municipal Bond Fund
     (Bank of America LOC),
     2.28%, 7/1/05                                      $   1,000          1,000
   Colorado Educational & Cultural
     Facilities Authority Revenue VRDB,
     Student Housing Campus Village
     (Citibank LOC),
     2.30%, 7/7/05                                            100            100

FIXED INCOME FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                         (000S)        (000S)
                                                        ---------     --------
SHORT-TERM INVESTMENTS - 0.9% - CONTINUED
   Loudoun County Industrial
     Development Authority Revenue
     VRDB, Series E, Howard Hughes
     Medical,
     2.35%, 7/1/05                                      $     100     $    100
TOTAL SHORT-TERM INVESTMENTS
(COST $1,200)                                                            1,200

TOTAL INVESTMENTS - 100.0%
(COST $126,278)                                                       $132,459

(1) Non-Income Producing Security. Issuer has defaulted on terms of debt obligation. At June 30, 2005, value represents 0.3% of total investments.

At June 30, 2005, the industry sectors for the High Yield Municipal Fund were:

INDUSTRY SECTOR                                % OF INVESTMENTS
---------------                                ----------------
Development                                          32.0%
Higher Education                                      5.4
Medical                                              16.8
Pollution Control                                     9.9
Power                                                 5.1
Transportation                                        7.8
All other sectors less than 5%                       23.0
                                                    -----
Total                                               100.0%

At June 30, 2005, the credit quality distribution for the High Yield Municipal Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                     %
----------------------                   ------
AAA                                       10.3%
AA                                         0.8
A                                         15.9
BBB                                       35.3
BB                                         9.2
B                                          2.3
Not Rated                                 21.0
Cash and Equivalents                       5.2
                                         -----
Total                                    100.0%

*     Standard & Poor's Rating Services

As of June 30, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                          $   126,278
                                                         -----------
Gross tax appreciation of investments                    $     6,398
Gross tax depreciation of investments                           (217)
                                                         -----------
Net tax appreciation of investments                      $     6,181
                                                         -----------

              NORTHERN FUNDS QUARTERLY REPORT 8 FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL FUND (continued)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total investments.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC American Municipal Bond Assurance Corporation

AMT Alternative Minimum Tax

FGIC Financial Guaranty Insurance Corporation

FSA Financial Security Assurance

G.O. General Obligation

Gtd. Guaranteed

IDA Industrial Development Authority

IDR Industrial Development Revenue

LOC Letter of Credit

MBIA Municipal Bond Insurance Association

PCR Pollution Control Revenue

TRB Tax Revenue Bonds

VRDB Variable Rate Demand Bonds

FIXED INCOME FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   INTERMEDIATE TAX-EXEMPT FUND

                                                               PRINCIPAL
                                                                 AMOUNT           VALUE
                                                                (000S)           (000S)
                                                               ---------        --------
MUNICIPAL BONDS - 86.0%

ALABAMA - 0.9%
   Jefferson County Limited Obligation
     Revenue Bonds, Series A,
     5.25%, 1/1/14                                             $   5,000        $  5,553

ALASKA - 0.7%
   Alaska International Airports (AMT),
     Series A (AMBAC Insured),
     5.13%, 10/1/11                                                3,905           4,158

ARIZONA - 1.2%
   Maricopa County Community College
     District G.O. Bonds, Series A,
     4.13%, 7/1/16                                                 3,000           3,104
   Maricopa County Peoria Unified
     School District No. 11 G.O. Unlimited
     Bonds, Project of 1991, Prerefunded,
     5.60%, 7/1/05                                                 2,000           2,020
   Phoenix Civic Improvement Corp.
     Water System Revenue Bonds,
     Junior Lien (MBIA Insured),
     4.75%, 7/1/25                                                 2,000           2,084
                                                                                --------
                                                                                   7,208
                                                                                --------

CALIFORNIA - 16.7%
   Anaheim PFA Revenue Bonds, Electric
     System Distributing Facilities
     (MBIA Insured),
     5.00%, 10/1/28                                                2,000           2,112
   California State Department of Water
     Resources Power Supply Revenue
     Bonds, Series A (AMBAC Insured),
     5.50%, 5/1/14                                                 5,000           5,686
   California State Economic Recovery
     G.O. Bonds, Series A,
     5.00%, 7/1/16                                                10,000          10,764
     5.00%, 7/1/17                                                 5,000           5,406
   California State G.O. Unlimited Bonds
     (AMBAC Insured),
     5.00%, 10/1/18                                                3,110           3,268
   California State G.O. Unlimited Bonds,
     5.75%, 5/1/30                                                 2,500           2,775
     5.00%, 6/1/33                                                10,000          10,585
   California Statewide Communities
     Development Authority Revenue
     Bonds, Series A, East Campus
     Apartments LLC (ACA Insured),
     5.25%, 8/1/14                                                 2,395           2,572
   Colton Joint Unified School District
     G.O. Unlimited Bonds, Series A
     (FGIC Insured),
     5.38%, 8/1/26                                                 2,500           2,776
   Golden State Tobacco Securitization
     Corp. Revenue Bonds, Series B,
     Enhanced Asset Backed,
     5.38%, 6/1/28                                                 2,500           2,674
     5.60%, 6/1/28                                                 1,100           1,191
     5.50%, 6/1/33                                                 3,500           3,799
     5.50%, 6/1/43                                                 5,000           5,497
   Los Angeles County Metropolitan
     Transportation Authority Sales TRB,
     Series A, Property A, First Tier,
     (AMBAC Insured), (1)
     4.38%, 7/1/29                                                 1,000             995
     4.38%, 7/1/30                                                 5,375           5,330
   Los Angeles G.O. Unlimited Bonds,
     Series A (MBIA Insured),
     5.25%, 9/1/12                                                10,000          11,256
   Menlo Park G.O. Unlimited Bonds,
     5.25%, 8/1/27                                                 1,000           1,092
   Moreland School District G.O.
     Unlimited Bonds, Series C, Election
     of 2002 (FGIC Insured),
     0.00%, 8/1/29                                                 3,500             957
   Orange County Sanitation District COP
     (FGIC Insured),
     5.25%, 2/1/28                                                 5,000           5,406
   Sacramento Municipal Utility District
     Electric Revenue Bonds, Series R
     (MBIA Insured),
     5.00%, 8/15/14                                               10,000          11,186
   San Francisco G.O. Unlimited Bonds,
     Series E, California Academy of
     Sciences (MBIA Insured), (1)
     4.13%, 6/15/20                                                4,305           4,332
   University of California Revenue
     Bonds, Multiple Purpose Projects,
     Series Q (FSA Insured),
     5.00%, 9/1/31                                                 1,000           1,058
                                                                                --------
                                                                                 100,717
                                                                                --------

FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                               PRINCIPAL
                                                                 AMOUNT           VALUE
                                                                (000S)           (000S)
                                                               ---------        --------
MUNICIPAL BONDS - 86.0% - CONTINUED

COLORADO - 1.7%
   Colorado Springs Revenue Bonds,
     Colorado College Project,
     4.50%, 6/1/32                                             $   5,670        $  5,637
   Denver City & County Water
     Commission Revenue Bonds, (1)
     4.25%, 12/1/25                                                1,670           1,661
   Denver City & County Airport Revenue
     Refunding Bonds, Series E (AMT)
     (FGIC Insured),
     5.50%, 11/15/18                                               1,000           1,096
   Metro Wastewater Reclamation
     District Gross Revenue Refunding
     Bonds, Sewer Project,
     5.45%, 4/1/12                                                 2,000           2,128
                                                                                --------
                                                                                  10,522
                                                                                --------

CONNECTICUT - 0.5%
   New Haven G.O. Unlimited Bonds,
     Series C (MBIA Insured),
     Prerefunded,
     5.13%, 11/1/12                                                2,500           2,781

FLORIDA - 2.5%
   Florida State Division of Bond Finance
     Department General Services
     Revenue Bonds, Department of
     Environmental Preservation 2000-A
     (AMBAC Insured), Prerefunded,
     5.50%, 7/1/05                                                 3,000           3,030
   JEA Water & Sewer System Revenue
     Bonds, Series C (FSA Insured),
     5.00%, 10/1/39                                                5,000           5,151
   Sunrise Utility System Revenue
     Refunding Bonds, Series A
     (AMBAC Insured),
     5.50%, 10/1/15                                                5,985           6,870
                                                                                --------
                                                                                  15,051
                                                                                --------

GEORGIA - 5.1%
   Burke County Development Authority
     PCR Bonds, Georgia Power Co.
     (FGIC Insured),
     4.75%, 5/1/34                                                10,000          10,072
   Fulton County Facilities Corp. COP,
     Fulton County Public Purpose
     Project (AMBAC Insured),
     5.50%, 11/1/18                                                6,500           7,228
   Georgia Municipal Electric Authority
     Power Revenue Bonds, Series W,
     Escrowed to Maturity,
     6.40%, 1/1/07                                                   220             232
     6.40%, 1/1/07                                                   210             221
   Georgia Municipal Electric Authority
     Power Revenue Bonds, Series W,
     6.40%, 1/1/07                                                 1,570           1,650
   Georgia State G.O. Unlimited Bonds,
     Series D,
     5.00%, 11/1/12                                                6,000           6,598
   Milledgeville-Baldwin County
     Development Authority Revenue
     Bonds, College & State University
     Funding,
     5.50%, 9/1/24                                                 1,000           1,067
   Municipal Electric Authority of Georgia
     Revenue Bonds, Series D
     (MBIA Insured), (1)
     5.00%, 1/1/20                                                 3,675           4,031
                                                                                --------
                                                                                  31,099
                                                                                --------

ILLINOIS - 4.4%
   Chicago O'Hare International Airport
     Revenue Bonds, Series A,
     Passenger Facilities Charge
     (AMBAC Insured),
     5.60%, 1/1/09                                                 5,000           5,169
   Chicago Park District Parking Facilities
     Revenue Bonds
     (ACA Insured), Prerefunded,
     6.25%, 1/1/10                                                 5,480           6,203
   Chicago Wastewater Transmission
     Second Lien Revenue Bonds (MBIA
     Insured), Prerefunded,
     6.00%, 1/1/10                                                 1,000           1,133
     6.00%, 1/1/10                                                 1,000           1,133
   Illinois Development Finance Authority
     Economic Development Revenue
     Bonds, Latin School of Chicago
     Project,
     5.60%, 8/1/18                                                   500             517
   Illinois Development Finance Authority
     Revenue Bonds, Series B,
     Midwestern University Project,
     5.75%, 5/15/16                                                  500             543

                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   INTERMEDIATE TAX-EXEMPT FUND  (continued)

                                                               PRINCIPAL
                                                                 AMOUNT          VALUE
                                                                (000S)           (000S)
                                                               ---------        --------
MUNICIPAL BONDS - 86.0% - CONTINUED

ILLINOIS - 4.4% - (CONTINUED)
   Illinois Educational Facilities Authority
     Adjustable Revenue Bonds, Field
     Museum of Natural History Project,
     4.60%, Mandatory Put 11/1/15                              $   4,250        $  4,408
   Illinois Educational Facilities Authority
     Student Housing Revenue Bonds,
     Educational Advancement Fund
     University Center Project,
     6.00%, 5/1/22                                                   750             811
   Illinois Health Facilities Authority
     Revenue Bonds, Riverside Health
     System,
     6.00%, 11/15/32                                               1,000           1,080
   Metropolitan Pier & Exposition
     Authority Revenue Bonds, Series A,
     McCormick Place Expansion
     (MBIA Insured),
     5.25%, 6/15/42                                                5,000           5,381
                                                                                --------
                                                                                  26,378
                                                                                --------

INDIANA - 0.4%
   Avon Community School Building Corp.
     Revenue Bonds, First Mortgage
     (AMBAC Insured), Prerefunded,
     5.25%, 7/1/06                                                 1,335           1,396
   Indiana Development Finance
     Authority Environmental Revenue
     Refunding Bonds, USX Corp.
     Project,
     5.25%, Mandatory Put 12/2/11                                  1,000           1,080
                                                                                --------
                                                                                   2,476
                                                                                --------

IOWA - 0.7%
   Iowa Finance Authority Hospital
     Facility Revenue Bonds, Mercy
     Medical Center Project
     (FSA Insured),
     6.00%, 8/15/15                                                3,610           4,021

KANSAS - 2.4%
   Kansas State Department of
     Transportation, Highway Revenue
     Refunding Bonds, Series A,
     5.00%, 9/1/11                                                10,000          11,004
   Wichita Hospital Improvement
     Facilities Revenue Refunding Bonds,
     Series III,
     5.25%, 11/15/15                                               1,385           1,485
     6.25%, 11/15/18                                               1,600           1,794
                                                                                --------
                                                                                  14,283
                                                                                --------

LOUISIANA - 0.4%
   Louisiana State Transportation
     Authority Toll Revenue Bonds,
     Series A, Senior Lien
     (AMBAC Insured),
     4.25%, 12/1/21                                                2,525           2,519

MASSACHUSETTS - 6.2%
   Lawrence G.O. Limited Bonds (AMBAC
     Insured - State Aid Withholding),
     5.50%, 2/1/16                                                 2,625           2,905
   Massachusetts State Consolidated
     Loan G.O. Unlimited Bonds, Series B,
     5.75%, 6/1/10                                                 3,000           3,352
   Massachusetts State Consolidated
     Loan G.O. Unlimited Bonds, Series B,
     Prerefunded,
     5.70%, 6/1/10                                                10,000          11,210
   Massachusetts State Health &
     Educational Facilities Authority
     Revenue Bonds, Series B, Partners
     Healthcare System,
     5.25%, 7/1/12                                                 3,450           3,705
   Massachusetts State Housing Finance
     Agency Revenue Bonds, Series B,
     3.70%, 12/1/09                                               10,000          10,087
     4.15%, 6/1/11                                                 5,000           5,059
   Massachusetts State Housing Finance
     Agency Revenue Bonds, Series III
     (AMT), Single Family,
     3.45%, 12/1/09                                                1,050           1,045
                                                                                --------
                                                                                  37,363
                                                                                --------

MICHIGAN - 1.2%
   Michigan State Strategic Fund Ltd.
     Obligation Revenue Refunding
     Bonds, Series CC, Detroit Edison Co.
     Project (AMBAC Insured),
     4.85%, Mandatory Put 9/1/11                                   4,500           4,796
   Wayne Charter County Airport
     Revenue Bonds, Series B
     (MBIA Insured),
     4.88%, 12/1/23                                                2,500           2,568
                                                                                --------
                                                                                   7,364
                                                                                --------

MINNESOTA - 1.1%
   Minnesota State Housing Finance
     Agency SFM Revenue Bonds, Series
     A (MBIA Insured),
     5.35%, 7/1/17                                                   675             701

FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                               PRINCIPAL
                                                                 AMOUNT           VALUE
                                                                (000S)           (000S)
                                                               ---------        --------
MUNICIPAL BONDS - 86.0% - CONTINUED

MINNESOTA - 1.1% - (CONTINUED)
   State of Minnesota G.O. Bonds,
     5.00%, 10/1/13                                            $   5,430        $  5,953
                                                                                --------
                                                                                   6,654
                                                                                --------

NEW JERSEY - 2.2%
   New Jersey Economic Development
     Authority Revenue Bonds,
     Cigarette Tax,
     5.63%, 6/15/19                                                3,985           4,307
   New Jersey Health Care Facilities
     Financing Authority Revenue
     Refunding Bonds, Atlantic City
     Medical Center,
     6.25%, 7/1/17                                                 1,000           1,146
   New Jersey Transportation Trust Fund
     Authority Revenue Bonds, Series A
     (FGIC Insured),
     5.25%, 6/15/12                                                5,000           5,567
   New Jersey Transportation Trust Fund
     Authority Revenue Bonds, Series A
     (MBIA Insured),
     5.25%, 12/15/12                                               2,000           2,235
                                                                                --------
                                                                                  13,255
                                                                                --------

NEW MEXICO - 0.9%
   Santa Fe City Gross Receipts TRB,
     6.00%, 6/1/11                                                 5,250           5,683

NEW YORK - 16.6%
   Metropolitan Transportation Authority
     Dedicated Tax Fund Revenue
     Bonds, Series A (FGIC Insured),
     Prerefunded,
     6.13%, 4/1/10                                                 3,815           4,343
   Metropolitan Transportation Authority
     Revenue Bonds, Series B
     (MBIA Insured),
     5.50%, 7/1/13                                                 6,750           7,726
   Nassau County Interim Finance
     Authority Revenue Bonds, Series A,
     Sales Tax Secured, Prerefunded,
     5.63%, 11/15/05                                               1,840           1,880
   New York G.O. Bonds, Series A,
     6.00%, 5/15/19                                                  335             374
   New York G.O. Bonds, Series A,
     Prerefunded,
     6.00%, 5/15/10                                                1,985           2,271
   New York City G.O. Bonds, Series B,
     6.50%, 8/15/09                                                5,000           5,620
   New York City G.O. Unlimited
     Refunding Bonds, Series B,
     5.75%, 8/1/14                                                 5,000           5,654
   New York City IDA Special Airport
     Facilities Revenue Bonds, Series A
     (AMT), Airis JFK I LLC Project,
     6.00%, 7/1/27                                                   500             513
   New York City Municipal Water
     Finance Authority Water & Sewer
     Systems Revenue Bonds, Series A
     (MBIA-IBC Insured),
     5.63%, 6/15/19                                                1,330           1,379
   New York City Municipal Water
     Finance Authority Water & Sewer
     Systems Revenue Bonds, Series A
     (MBIA-IBC Insured), Prerefunded,
     5.63%, 6/15/06                                                  670             696
   New York City Transit Authority
     Metropolitan Transportation
     Authority Triborough COP, Series A
     (AMBAC Insured), Prerefunded,
     5.25%, 1/1/10                                                10,000          11,046
   New York City Transitional Finance
     Authority Revenue Bonds, Series C,
     Future Tax Secured, Prerefunded,
     5.88%, 5/1/10                                                 5,000           5,688
   New York Municipal Bond Bank
     Agency Revenue Bonds, Series C
     (State-Aid Withholding),
     5.25%, 6/1/17                                                10,000          10,962
   New York State Dormitory Authority
     Revenue Bonds, Series A, City
     University System (FGIC Insured),
     5.00%, 7/1/13                                                 5,000           5,549
   New York State Dormitory Authority
     Revenue Bonds (FHA-FSA Insured),
     5.25%, 8/15/12                                                6,190           6,876
   New York State Environmental
     Facilities Corp. Revenue Bonds,
     Series A, State Clean Water &
     Drinking Revolving Funds,
     6.00%, 6/15/16                                                1,330           1,480
   New York State Environmental
     Facilities Corp. Revenue Bonds,
     Series A, State Clean Water &
     Drinking Revolving Funds,
     Prerefunded,
     6.00%, 6/15/09                                                  170             190

                            NORTHERN FUNDS QUARTERLY REPORT 4 FIXED INCOME FUNDS

 FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   INTERMEDIATE TAX-EXEMPT FUND (continued)

                                                               PRINCIPAL
                                                                AMOUNT           VALUE
                                                                (000S)           (000S)
                                                               ---------        --------
MUNICIPAL BONDS - 86.0% - CONTINUED

NEW YORK - 16.6% - (CONTINUED)
   New York State Tollway Authority
     Highway & Bridge Trust Fund
     Revenue Bonds, Series A
     (FSA Insured), Prerefunded,
     6.00%, 4/1/10                                             $   1,000        $  1,141
   New York State Tollway Authority
     Service Contract Revenue Bonds,
     Local Highway & Bridge
     (AMBAC Insured), Prerefunded,
     5.38%, 4/1/10                                                 2,500           2,785
   New York State Urban Development
     Corp. Revenue Bonds, Series A,
     Personal Income Tax State
     Facilities, Prerefunded,
     5.50%, 3/15/12                                                5,000           5,693
   New York State Urban Development
     Corp. Subordinate Lien Revenue
     Bonds (G.O. of Corp.),
     5.50%, 7/1/16                                                 1,250           1,301
   Port Authority of New York & New
     Jersey Revenue Bonds, Series 127
     (AMT) (AMBAC Insured - G.O. of
     Authority),
     5.50%, 12/15/12                                               1,735           1,949
   Tobacco Settlement Financing Corp.
     Revenue Bonds, Series A-1,
     Asset-Backed,
     5.25%, 6/1/13                                                 4,000           4,235
   Tobacco Settlement Financing Corp.
     Revenue Bonds, Series C-1,
     5.25%, 6/1/13                                                 5,000           5,293
     5.50%, 6/1/15                                                 5,000           5,493
                                                                                --------
                                                                                 100,137
                                                                                --------

NORTH CAROLINA - 1.6%
   North Carolina Eastern Municipal
     Power Agency Power System
     Revenue Refunding Bonds, Series A,
     5.20%, 1/1/10                                                 2,505           2,681
   North Carolina Eastern Municipal
     Power Agency Power System
     Revenue Refunding Bonds, Series B,
     6.00%, 1/1/06                                                 1,500           1,522
     6.13%, 1/1/09                                                 5,000           5,410
                                                                                --------
                                                                                   9,613
                                                                                --------

OHIO - 1.7%
   Akron G.O. Limited Bonds,
     5.75%, 12/1/17                                                1,000           1,127
   Franklin County Convention Facilities
     Authority Tax & Lease Revenue
     Refunding Bonds
     (AMBAC Insured),(1)
     4.50%, 12/1/22                                                6,610           6,765
   Ohio Housing Finance Agency
     Mortgage Revenue Bonds,
     Series C (AMT), Residential
     Mortgage-Backed Securities
     (Colld. by GNMA Securities),
     5.15%, 3/1/13                                                   955             994
   River Valley Local School District G.O.
     Bonds, School Facilities
     Construction & Improvement
     (FSA Insured),
     5.25%, 11/1/20                                                1,235           1,344
                                                                                --------
                                                                                  10,230
                                                                                --------

OREGON - 1.6%
   Lincoln County School District G.O.
     Bonds (FGIC Insured),
     6.00%, 6/15/09                                                3,115           3,467
   Port of Portland Revenue Bonds,
     Series A, Portland International
     Airport (AMBAC Insured),
     5.50%, 7/1/24                                                 2,000           2,158
   Portland City Airport Way Urban
     Renewal & Redevelopment Tax
     Increment Bonds, Series A
     (AMBAC Insured),
     6.00%, 6/15/16                                                3,450           3,936
                                                                                --------
                                                                                   9,561
                                                                                --------

PENNSYLVANIA - 1.9%
   Allegheny County Port Authority
     Transportation Special Revenue
     Bonds (MBIA Insured), Prerefunded,
     6.00%, 3/1/09                                                 2,565           2,858
   Pennsylvania Economic Development
     Financing Authority Exempt
     Facilities Revenue Bonds, Series A
     (AMT), Amtrak Project,
     6.13%, 11/1/21                                                1,200           1,276
   Pennsylvania Housing Finance Agency
     SFM Revenue Bonds,
     Series 72A (AMT),
     4.80%, 4/1/12                                                   750             779

FIXED INCOME FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                                               PRINCIPAL
                                                                 AMOUNT           VALUE
                                                                (000S)           (000S)
                                                               ---------        --------
MUNICIPAL BONDS - 86.0% - CONTINUED

PENNSYLVANIA - 1.9% - (CONTINUED)
   Pennsylvania State Higher Education
     Revenue Bonds, Capital Acquisition
     (MBIA Insured - G.O. of Agency),
     Prerefunded,
     6.00%, 12/15/10                                           $   1,815        $  2,079
     6.13%, 12/15/10                                               1,925           2,217
   Pennsylvania State Higher Educational
     Facilities Authority Revenue Bonds,
     Series A, UPMC Health System,
     6.00%, 1/15/22                                                2,000           2,222
                                                                                --------
                                                                                  11,431
                                                                                --------

PUERTO RICO - 1.7%
   Puerto Rico Commonwealth Highway
     & Transportation Authority
     Transportation Revenue Bonds,
     Series D,
     5.25%, 7/1/38                                                10,000          10,638

TENNESSEE - 0.4%
   Memphis-Shelby County Airport
     Authority Revenue Bonds, Series D
     (AMT) (AMBAC Insured),
     6.25%, 3/1/15                                                 2,000           2,238

TEXAS - 3.9%
   Austin City Utilities System Revenue
     Refunding Bonds (FSA Insured),
     5.13%, 11/15/17                                               3,000           3,142
   Dallas County G.O. Unlimited Bonds,
     2.00%, 8/15/05                                                2,220           2,218
   Ennis Independent School District 903
     Capital Appreciation G.O. Unlimited
     Refunding Bonds (PSF Gtd.),
     0.00%, 8/15/26                                                3,365             969
   Frisco Independent School District
     Building G.O. Unlimited Bonds
     (PSF Gtd.),
     6.50%, 8/15/14                                                1,535           1,828
   Harris County Health Facilities
     Development Corp. Revenue Bonds,
     Series A, Christus Health
     (MBIA Insured),
     5.25%, 7/1/07                                                   500             523
   Lubbock G.O. Refunding Bonds
     (MBIA Insured), (1)
     5.00%, 2/15/20                                                3,910           4,233
   Sam Rayburn Municipal Power
     Agency Revenue Refunding Bonds,
     5.50%, 10/1/10                                                1,000           1,095
     6.00%, 10/1/16                                                1,000           1,102
     6.00%, 10/1/21                                                1,250           1,361
   San Antonio Electricity & Gas Revenue
     Bonds, Series A,
     5.25%, 2/1/14                                                 1,625           1,757
   San Antonio Electricity & Gas Revenue
     Bonds, Series A, Prerefunded,
     5.25%, 2/1/09                                                   875             950
   San Antonio Electricity & Gas Revenue
     Refunding Bonds,
     5.50%, 2/1/10                                                 2,000           2,201
   Texas Municipal Power Agency
     Revenue Refunding Bonds
     (AMBAC Insured),
     4.00%, 9/1/12                                                 2,000           2,015
                                                                                --------
                                                                                  23,394
                                                                                --------

UTAH - 1.3%
   State of Utah G.O. Bonds, Series A,
     5.00%, 7/1/05                                                 8,150           8,151

VIRGINIA - 2.8%
   Virginia Housing Development
     Authority Commonwealth Mortgage
     Revenue Bonds, Subseries J-1
     (MBIA Insured - G.O. of Authority),
     4.75%, 1/1/12                                                 3,000           3,175
     4.88%, 7/1/13                                                 5,265           5,541
   Virginia Public School Authority
     Revenue Refunding Bonds, Series C,
     School Financing 1997,
     (State Aid Witholding),
     5.00%, 8/1/11                                                 2,500           2,752
     5.00%, 8/1/13                                                 5,000           5,563
                                                                                --------
                                                                                  17,031
                                                                                --------

WASHINGTON - 3.0%
   King County Sewer Revenue Bonds,
     Second Series (FGIC Insured),
     Prerefunded,
     6.25%, 1/1/09                                                 5,020           5,609
   Washington State G.O. Unlimited
     Bonds, Series D, Motor Vehicle Fuel
     Tax (FGIC Insured), Prerefunded,
     5.38%, 1/1/07                                                 1,250           1,299

                            NORTHERN FUNDS QUARTERLY REPORT 6 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   INTERMEDIATE TAX-EXEMPT FUND (continued)

                                                               PRINCIPAL
                                                                 AMOUNT           VALUE
                                                                (000S)           (000S)
                                                               ---------        --------
MUNICIPAL BONDS - 86.0% - CONTINUED

WASHINGTON - 3.0%   -  (CONTINUED)
   Washington State G.O. Unlimited
     Bonds, Series S-4,
     5.75%, 1/1/12                                             $  10,000        $ 11,044
                                                                                --------
                                                                                  17,952
                                                                                --------

WISCONSIN - 0.3%
   Wisconsin Transportation Revenue
     Bonds, Series A,
     5.00%, 7/1/09                                                 2,000           2,149

TOTAL MUNICIPAL BONDS
(COST $498,707)                                                                  519,610

                                                                NUMBER           VALUE
                                                               OF SHARES         (000S)
                                                               ---------        --------
INVESTMENT COMPANIES - 0.3%
   AIM Tax Exempt Cash Fund                                      317,878             318
   Dreyfus Tax-Exempt Cash
     Management Fund                                           1,321,732           1,321

TOTAL INVESTMENT COMPANIES
(COST $1,639)                                                                      1,639

                                                               PRINCIPAL
                                                                 AMOUNT          VALUE
                                                                 (000S)          (000S)
                                                               ---------        --------
SHORT-TERM INVESTMENTS - 13.7%
   Alachua County Health Facilities
     Authority VRDB, Series A, Shands
     Teaching Hospital
     (SunTrust Bank LOC),
     2.28%, 7/1/05                                             $   3,200           3,200
   Breckinridge County Lease Program
     VRDB, Series A, Association
     Counties Leasing Trust,
     (U.S. Bank LOC),
     2.30%, 7/1/05                                                 2,655           2,655
   California Statewide Communities
     Development Authority VRDB,
     Senior Living Facility
     (Sovereign Bank LOC),
     2.26%, 7/7/05                                                 1,500           1,500
   Chesterfield Industrial Development
     Authority Educational Facilities
     VRDB, Gateway Academy Project
     (U.S. Bank LOC),
     2.35%, 7/1/05                                                 5,750           5,750
   Chicago Metropolitan Water
     Reclamation District Greater
     Chicago VRDB, Series A,
     2.30%, 7/7/05                                                13,700          13,700
   Harris County Health Facilities
     Development Corp. VRDB, Series B,
     The Methodist System,
     2.30%, 7/1/05                                                 4,400           4,400
   Illinois Finance Authority VRDB,
     Series B, Resurrection Health
     (JPMorgan Chase Bank LOC),
     2.32%, 7/1/05                                                12,150          12,150
   Illinois Health Facilities Authority
     VRDB, University of Chicago
     Hospital (MBIA Insured),
     2.30%, 7/1/05                                                10,000          10,000
   Jackson County PCR VRDB, Chevron
     USA, Inc. Project,
     2.25%, 7/1/05                                                 1,800           1,800
   Uinta County PCR VRDB, Chevron USA,
     Inc. Project,
     2.25%, 7/1/05                                                21,800          21,800
   Valdez City Marine Term Revenue
     Refunding VRDB, Series B,
     BP Pipelines Project,
     2.30%, 7/1/05                                                 6,000           6,000

TOTAL SHORT-TERM INVESTMENTS
(COST $82,955)                                                                    82,955

TOTAL INVESTMENTS - 100.0%
(COST $583,301)                                                                 $604,204

(1)   When-Issued Security

FIXED INCOME FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

At June 30, 2005, the industry sectors for the Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR                                % OF INVESTMENTS
-------------------------------                ----------------
Development                                           6.6%
General Obligation                                   20.7
Medical                                               8.7
Pollution Control                                     5.7
Power                                                 6.7
Transportation                                       12.0
Utilities                                             6.2
All other sectors less than 5%                       33.4
                                                    -----
Total                                               100.0%

At June 30, 2005, the credit quality distribution for the Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                %
--------------------------------                   -----
AAA                                                 50.3%
AA                                                  19.8
A                                                   16.7
BBB                                                  3.7
Cash and Equivalents                                 9.5
                                                   -----
Total                                              100.0%

*     Standard & Poor's Rating Services

As of June 30, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                        $583,301
                                                       --------
Gross tax appreciation of investments                  $ 21,076
Gross tax depreciation of investments                      (173)
                                                       --------
Net tax appreciation of investments                    $ 20,903
                                                       --------

                            NORTHERN FUNDS QUARTERLY REPORT 8 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   INTERMEDIATE TAX-EXEMPT FUND (continued)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total investments.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ACA American Capital Access

AMBAC American Municipal Bond Assurance Corporation

AMT Alternative Minimum Tax

Colld. Collateralized

COP Certificate of Participation

FGIC Financial Guaranty Insurance Corporation

FHA Federal Housing Authority

FSA Financial Security Assurance

GNMA Government National Mortgage Association

G.O. General Obligation

Gtd. Guaranteed

IBC Insured Bond Certificates

IDA Industrial Development Authority

LOC Letter of Credit

MBIA Municipal Bond Insurance Association

PCR Pollution Control Revenue

PFA Public Finance Authority

PSF Permanent School Fund

SFM Single Family Mortgage

TRB Tax Revenue Bonds

VRDB Variable Rate Demand Bonds

FIXED INCOME FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   SHORT-INTERMEDIATE U.S. GOVERNMENT FUND

                                                               PRINCIPAL
                                                                 AMOUNT          VALUE
                                                                 (000S)          (000S)
                                                               ---------        --------
U.S. GOVERNMENT AGENCIES - 64.6% (1)

FANNIE MAE - 50.8%
     3.13%, 7/15/06                                            $   5,000        $  4,970
     3.00%, 3/2/07                                                 1,780           1,757
     3.63%, 3/15/07                                                6,000           5,984
     5.25%, 4/15/07                                               19,185          19,655
     3.88%, 5/15/07                                                6,695           6,710
     3.41%, 8/30/07                                                1,595           1,577
     3.25%, 1/15/08                                                6,700           6,608
     4.30%, 5/5/08                                                 4,155           4,169
     3.38%, 12/15/08                                               2,780           2,732
     4.00%, 1/26/09                                                2,175           2,171
     4.13%, 5/15/10                                                3,200           3,219
   Pool #555649,
     7.50%, 10/1/32                                                  435             465
   Pool #725185,
     5.00%, 2/1/19                                                 4,824           4,881
   Pool #725787,
     5.00%, 9/1/19                                                 7,053           7,136
   Pool #753715,
     6.00%, 12/1/18                                                1,374           1,421
   Pool #761468,
     4.50%, 5/1/19                                                 4,773           4,756
   Pool #813882,
     4.50%, 6/1/20                                                 4,705           4,686
                                                                                --------
                                                                                  82,897
                                                                                --------

FEDERAL FARM CREDIT BANK - 1.5%
     3.75%, 1/15/09                                                2,410           2,396

FEDERAL HOME LOAN BANK - 0.1%
     3.50%, 1/18/07                                                  155             154

FREDDIE MAC - 9.6%
     4.30%, 5/5/08                                                 4,030           4,043
     4.25%, 7/15/09                                                8,265           8,356
     4.75%, 12/8/10                                                  700             699
   Pool #410092,
     4.64%, 11/1/24                                                   60              61
   Series 2944, Class WD,
     5.50%, 11/15/28                                               2,365           2,429
                                                                                --------
                                                                                  15,588
                                                                                --------

FREDDIE MAC GOLD - 2.6%
   Pool #E91020,
       5.50%, 8/1/17                                               2,928           3,006
   Pool #G01824,
       6.50%, 4/1/35                                               1,245           1,289
                                                                                --------
                                                                                   4,295
                                                                                --------

TOTAL U.S. GOVERNMENT AGENCIES
(COST $105,724)                                                                  105,330

U.S. GOVERNMENT OBLIGATIONS - 29.7%

U.S. TREASURY NOTES - 29.7%
     3.50%, 11/15/06                                               4,400           4,395
     3.00%, 12/31/06                                              13,774          13,648
     2.75%, 8/15/07                                               12,550          12,319
     3.75%, 5/15/08                                                9,310           9,330
     4.00%, 4/15/10                                                8,707           8,802
                                                                                  ------
                                                                                  48,494
                                                                                  ------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(COST $48,599)                                                                    48,494

SHORT-TERM INVESTMENT - 5.7%
   Federal Home Loan Bank Discount Note,
     2.53%, 7/1/05                                                 9,293           9,293

TOTAL SHORT-TERM INVESTMENT
(COST $9,293)                                                                      9,293

TOTAL INVESTMENTS - 100.0%
(COST $163,616)                                                                 $163,117

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

At June 30, 2005, the credit quality distribution for the Short-Intermediate U.S. Government Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                            %
--------------------------                      -----
 AAA                                            100.0%
                                                -----
 Total                                          100.0%

*     Standard & Poor's Rating Services

Federal Tax Information:

As of June 30, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments                        $163,616
                                                       --------
Gross tax appreciation of investments                  $    232
Gross tax depreciation of investments                      (731)
                                                       --------
Net tax depreciation of investments                    $   (499)
                                                       --------

                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   TAX - EXEMPT FUND

                                               PRINCIPAL
                                                 AMOUNT   VALUE
                                                 (000S)   (000S)
                                               ---------  -------
MUNICIPAL BONDS - 92.5%

ARIZONA - 3.7%
   Arizona Student Loan Acquisition
     Authority Revenue Refunding
     Bonds, Series A-1 (AMT)
     (Student Loans Gtd.),
     5.90%, 5/1/24                             $   1,000  $ 1,075

   Maricopa County Community College
     District G.O Bonds, Series A,
     Project of 2004,
     4.13%, 7/1/16                                 2,000    2,069

   Maricopa County Unified School
     District No. 11 Peoria G.O. Unlimited
     Bonds, Project of 1991,
     Prerefunded,
     5.50%, 7/1/05                                 1,500    1,515

   Maricopa County Unified School
     District No. 41 Gilbert G.O.
     Unlimited Bonds,
     6.25%, 7/1/15                                   235      252

   Maricopa County Unified School
     District No. 41 Gilbert G.O.
     Unlimited
     Bonds, Prerefunded,
     6.25%, 7/1/08                                 2,765    3,033

   Maricopa County Unified School
     District No. 69 Paradise Valley G.O.
     Unlimited Bonds, Series B,
     8.50%, 7/1/06                                 5,500    5,806

   Phoenix Civic Improvement Corp.
     Water System Revenue Bonds,
     Junior Lien (MBIA Insured),
     4.75%, 7/1/25                                 2,000    2,084

   Pinal County COP,
     5.00%, 12/1/29                                2,500    2,587
                                                          --------
                                                           18,421
                                                          -------
CALIFORNIA - 24.0%
   Anaheim PFA Revenue Bonds, Electric
     System Distributing Facilities
     (MBIA Insured),
     5.00%, 10/1/28                                2,345    2,476

   California State Department of
     Veterans Affairs Revenue Bonds,
     Series A,
     4.75%, 12/1/25                                2,000    2,057

   California State Department of Water
     Resources Power Supply Revenue
     Bonds, Series A,
     6.00%, 5/1/14                                12,000   13,924

   California State Economic Recovery
     G.O. Bonds, Series A,
     5.00%, 7/1/16                                10,000   10,765

   California State G.O. Unlimited Bonds,
     5.75%, 5/1/30                                 2,500    2,775

   California State Various Purpose G.O.
     Bonds,
     5.00%, 6/1/33                                10,000   10,585

   Golden State Tobacco Securitization
     Corp. Revenue Bonds, Series B,
     Enhanced Asset Backed,
     5.50%, 6/1/19                                 2,250    2,362
     5.38%, 6/1/28                                 2,500    2,674
     5.60%, 6/1/28                                 1,250    1,353
     5.50%, 6/1/43                                 5,000    5,497

   Kern High School District G.O.
     Unlimited Refunding Bonds,
     Series A (MBIA Insured),
     6.60%, 2/1/17                                 1,845    2,167
     6.60%, 8/1/17                                 1,825    2,143

   La Habra City School District G.O.
     Capital Appreciation Bonds,
     Series A (FSA Insured),
     0.00%, 8/1/27                                 2,225      796

   Los Angeles Convention & Exhibition
     Center Authority COP, Prerefunded,
     9.00%, 12/1/05                                6,000    6,159
     9.00%, 12/1/05                                6,000    6,159

   Los Angeles County Metropolitan
     Transportation Authority Sales Tax
     Revenue Bonds, Series A, First Tier
     Senior (AMBAC Insured), (1)
     4.38%, 7/1/30                                 5,000    4,959
     4.50%, 7/1/32                                10,000   10,072

   Menlo Park G.O. Unlimited Bonds,
     5.25%, 8/1/27                                 1,000    1,092

   Moreland School District G.O.
     Unlimited Bonds, Series C,
     Election of 2002 (FGIC Insured),
     0.00%, 8/1/28                                 3,000      873

   Orange County Sanitation District COP
     (FGIC Insured),
     5.25%, 2/1/28                                12,310   13,311

FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                               PRINCIPAL
                                                 AMOUNT    VALUE
                                                 (000S)    (000S)
                                               ---------  --------
MUNICIPAL BONDS - 92.5% - CONTINUED

CALIFORNIA - 24.0% - (CONTINUED)
   Sacramento Municipal Utility District
     Electric Revenue Bonds, Series R
     (MBIA Insured),
     5.00%, 8/15/14                            $  10,000  $11,186

   San Franscisco City & County G.O.
     Bonds, Series E, California Academy
     of Sciences Improvement
     (MBIA Insured), (1)
     4.13%, 6/15/21                                4,900    4,916

   Walnut Valley Unified School District
     G.O. Unlimited Bonds, Series A
     (MBIA Insured), Escrowed to
     Maturity,
     6.00%, 8/1/13                                 1,000    1,185
                                                          -------
                                                          119,486
                                                          -------
COLORADO - 1.2%

   Colorado Health Facilities Authority
     Revenue Bonds, Portercare
     Adventist Health Hospital,
     6.50%, 11/15/31                               1,000     1,118

   Denver City & County Revenue
     Refunding Bonds, Series E (AMT)
     (FGIC Insured),
     5.50%, 11/15/18                               1,000     1,096

   Denver City & County Special Facilities
     Airport Revenue Bonds, Series A
     (AMT), Rental Car Project
     (MBIA Insured),
     6.00%, 1/1/14                                 3,360     3,662
                                                          --------
                                                             5,876
                                                          --------

CONNECTICUT - 2.0%

   Connecticut State Special Tax
     Obligation Revenue Bonds, Series A,
     Transportation Infrastructure,
     Partially Prerefunded,
     7.13%, 6/1/10                                 8,625    10,025


FLORIDA - 9.2%
   Crossings at Fleming Island Community
     Development District Special
     Assessment Revenue Refunding
     Bonds, Series C,
     7.05%, 5/1/15                                 1,600     1,719

   Florida State Board of Education
     Capital Outlay G.O. Unlimited
     Bonds,
     9.13%, 6/1/14                                 2,090     2,768

   Florida State Board of Education
     Capital Outlay G.O. Unlimited
     Refunding Bonds,
     Escrowed to Maturity,
     9.13%, 6/1/14                                   325       430

   Florida State Broward County G.O.
     Unlimited Bonds,
     Escrowed to Maturity,
     10.00%, 7/1/14                               15,950    22,291

   Orlando Utilities Commission Water &
     Electric Revenue Refunding Bonds,
     Series D, Escrowed to Maturity,
     6.75%, 10/1/17                                7,700     9,465

   Pinellas County Sewer Revenue Bonds
     (MBIA Insured), Escrowed to
     Maturity,
     5.75%, 10/1/05                                2,500     2,520

   Poinciana Community Development
     District Special Assessment Bonds,
     Series A,
     7.13%, 5/1/31                                 1,000     1,062

   Sunrise Utility System Revenue
     Refunding Bonds, Series A
     (AMBAC Insured),
     5.50%, 10/1/15                                4,975     5,710
                                                          --------
                                                            45,965
                                                          --------
GEORGIA - 5.9%

   Burke County Development Authority
     PCR Bonds, Georgia Power Co.
     (FGIC Insured),
     4.75%, 5/1/34                                10,025    10,098

   De Kalb County Water & Sewer
     Revenue Bonds,
     5.38%, 10/1/35                                6,200     6,760

   Forsyth County G.O. Unlimited Bonds,
     Prerefunded,
     6.00%, 3/1/10                                 3,290     3,740

   Gainesville & Hall County Development
     Authority Revenue Bonds, Series C,
     Senior Living Facilities - Lanier
     Village,
     7.25%, 11/15/29                               2,000     2,236

   Georgia Municipal Electric Authority
     Power Revenue Bonds, Series B
     (FGIC Insured),
     6.38%, 1/1/16                                 2,300     2,834

                            NORTHERN FUNDS QUARTERLY REPORT 2 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   TAX - EXEMPT FUND (continued)

                                               PRINCIPAL
                                                 AMOUNT    VALUE
                                                 (000S)    (000S)
                                               ---------  --------
MUNICIPAL BONDS - 92.5% - CONTINUED

GEORGIA - 5.9% - (CONTINUED)
   Georgia Municipal Electric Authority
     Revenue Bonds, Series D
     (MBIA Insured), (1)
     5.00%, 1/1/13                             $   2,390  $  2,641

   Private Colleges & Universities
     Authority Student Housing Revenue
     Bonds, Series A, Mercer Housing
     Corp. Project,
     6.00%, 6/1/21                                 1,000     1,059
                                                          --------
                                                            29,368
                                                          --------

ILLINOIS - 4.8%
   Bolingbrook Capital Appreciation G.O.
     Unlimited Bonds, Series B
     (MBIA Insured),
     0.00%, 1/1/33                                 1,400       317

   Chicago O'Hare International Airport
     Third Lien Revenue Bonds,
     Series B-2 (AMT) (XLCA Insured),
     6.00%, 1/1/29                                11,000    12,522

   Chicago Park District Parking Facilities
     Revenue Bonds (ACA Insured),
     Prerefunded,
     6.00%, 1/1/10                                 3,000     3,364

   Illinois Development Finance Authority
     Economic Development Revenue
     Bonds, Latin School of Chicago
     Project,
     5.60%, 8/1/18                                   350       362

   Illinois Educational Facilities Authority
     Student Housing Revenue Bonds,
     Educational Advancement Fund
     University Center Project,
     6.00%, 5/1/22                                   750       812

   Illinois Health Facilities Authority
     Revenue Bonds, Riverside Health
     System,
     6.00%, 11/15/32                               1,000     1,080

   Metropolitan Pier & Exposition
     Authority Revenue Bonds, Series A,
     McCormick Place Expansion
     (MBIA Insured),
     5.25%, 6/15/42                                5,000     5,381
                                                          --------
                                                            23,838
                                                          --------
INDIANA - 6.9%
   Franklin Township Independent School
     Building Corp. Marion County First
     Mortgage Revenue Bonds,
     Prerefunded,
     6.50%, 7/15/10                                5,000     5,883

   Hamilton County Independent Public
     Building Corp. First Mortgage G.O.
     Unlimited Bonds,
     7.25%, 8/1/13                                 4,200     5,232

   Indiana Development Finance
     Authority Environmental Revenue
     Refunding Bonds, USX Corp.
     Project,
     5.25%, Mandatory Put 12/2/11                  1,000     1,080

   Indiana HFA SFM Revenue Bonds,
     Series C-3 (AMT),
     6.30%, 7/1/31                                    45        46

   Indiana Office Building Commission
     Capital Complex Revenue Bonds,
     Series B (MBIA Insured),
     7.40%, 7/1/15                                 5,620     7,269

   Indianapolis Industrial Utilities District
     Revenue Refunding Bonds, Series B
     (FGIC Insured),
     3.50%, 6/1/18                                 3,280     3,151

   Indianapolis Industrial Utilities District
     Revenue Refunding Bonds, Series B
     (FGIC Insured), Escrowed to
     Maturity,
     5.00%, 6/1/06                                 1,740     1,778
     4.00%, 6/1/08                                 2,275     2,348

   Indianapolis Local Public Improvement
     Bond Bank Revenue Bonds,
     Series A, Waterworks Project
     (MBIA Insured),
     5.25%, 7/1/33                                 5,000     5,409

   Monroe County Hospital Authority
     Revenue Bonds, Series B,
     Bloomington Hospital Obligation
     Group (FSA Insured),
     6.00%, 5/1/29                                 2,000     2,192
                                                          --------
                                                            34,388
                                                          --------

KANSAS - 0.4%
   Wichita Hospital Improvement
     Facilities Revenue Refunding Bonds,
     Series III,
     6.25%, 11/15/18                               1,685     1,889

FIXED INCOME FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                               PRINCIPAL
                                                 AMOUNT    VALUE
                                                 (000S)    (000S)
                                               ---------  --------
MUNICIPAL BONDS - 92.5% - CONTINUED

KENTUCKY - 2.2%
   Louisville & Jefferson County
     Metropolitan Sewer District Sewer
     & Drain System Revenue Bonds,
     Series A (MBIA Insured),
     5.50%, 5/15/34                            $  10,000  $ 11,099

LOUISIANA - 0.9%
   Louisiana State Transportation
     Authority Toll Revenue Bonds,
     Series A, Senior Lien, Louisiana 1
     Project (AMBAC Insured),
     4.25%, 12/1/21                                3,000     2,993

   New Orleans Tax G.O. Limited Bonds
     (MBIA Insured), (1)
     3.00%, 3/1/07                                 1,455     1,461
                                                          --------
                                                             4,454
                                                          --------

MASSACHUSETTS - 1.2%
   Massachusetts State Development
     Finance Agency Revenue Bonds,
     Series P, Boston University
     (G.O. of Institution),
     6.00%, 5/15/59                                2,000     2,474

   Massachusetts State Water Pollution
     Abatement Revenue Bonds,
     Series A, MWRA Program,
     6.00%, 8/1/19                                 3,000     3,704
                                                          --------
                                                             6,178
                                                          --------

MICHIGAN - 0.7%
   Wayne Charter County Airport
     Revenue Bonds, Series B
     (MBIA Insured),
     4.88%, 12/1/23                                2,500     2,569

   Wayne Charter County Revenue
     Refunding Bonds, Series C
     (FGIC Insured),
     5.38%, 12/1/15                                1,000     1,113
                                                          --------
                                                             3,682
                                                          --------

MINNESOTA - 0.4%
   Minnesota State Housing Finance
     Agency SFM Revenue Bonds,
     Series F,
     5.70%, 1/1/17                                 1,290     1,331

   Minnesota State Housing Finance
     Agency SFM Revenue Bonds,
     Series A (MBIA Insured),
     5.35%, 7/1/17                                   665       690
                                                          --------
                                                             2,021
                                                          --------

MISSOURI - 1.2%
   Missouri State Refunding COP,
     Series A (MBIA Insured),
     5.00%, 6/1/12                                 5,420     5,889

NEVADA - 0.5%
   Nevada State G.O. Limited Bonds,
     Nevada Municipal Bond Bank
     Project 20-23A, Escrowed to
     Maturity,
     7.20%, 7/1/06                                 2,540     2,550

NEW JERSEY - 2.0%
   New Jersey Economic Development
     Authority Revenue Bonds,
     Cigarette Tax,
     5.75%, 6/15/29                                5,000     5,410

   New Jersey State Health Care
     Facilities Financing Authority
     Revenue Refunding Bonds,
     Atlantic City Medical Center,
     6.25%, 7/1/17                                 1,000     1,146

   New Jersey State Turnpike Authority
     Growth & Income Securities
     Revenue Bonds, Series B
     (AMBAC Insured),
     0.00%, 1/1/35                                 5,000     3,276
                                                          --------
                                                             9,832
                                                          --------

NEW YORK - 8.8%
   Dutchess County IDA Civic Facilities
     Revenue Bonds, Bard College
     Civic Facilities,
     5.75%, 8/1/30                                 2,000     2,169

   Metropolitan Transportation Authority
     Revenue Bonds, Series B
     (MBIA Insured), (1)
     5.25%, 11/15/19                               5,000     5,791

   Nassau County Interim Finance
     Authority Revenue Bonds, Series A,
     Sales Tax Secured, Prerefunded,
     5.63%, 11/15/05                               1,835     1,875

   New York City G.O. Bonds, Series B,
     6.50%, 8/15/09                                2,425     2,726

   New York City G.O. Unlimited Bonds,
     Series A,
     6.00%, 5/15/30                                  615       683

   New York City G.O. Bonds, Series A,
     Prerefunded,
     6.00%, 5/15/10                                  390       446

                            NORTHERN FUNDS QUARTERLY REPORT 4 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   TAX - EXEMPT FUND (continued)

                                               PRINCIPAL
                                                 AMOUNT    VALUE
                                                 (000S)    (000S)
                                               ---------  --------
MUNICIPAL BONDS - 92.5% - CONTINUED

NEW YORK - 8.8% - (CONTINUED)
   New York City IDA Special Airport
     Facilities Revenue Bonds, Series A
     (AMT) Airis JFK I LLC Project,
     6.00%, 7/1/27                             $     500  $    513

   New York City Municipal Water
     Finance Authority Water & Sewer
     System Revenue Bonds, Series B,
     Prerefunded,
     6.00%, 6/15/10                                1,940     2,222

   New York City Municipal Water
     Finance Authority Water & Sewer
     System Revenue Crossover
     Refunding Bonds, Series B,
     6.00%, 6/15/33                                1,160     1,324

   New York City Transitional Finance
     Authority Revenue Bonds, Series B,
     Future Tax Secured, Prerefunded,
     6.00%, 5/15/10                                4,000     4,576
     6.13%, 5/15/10                                2,000     2,301

   New York State Dormitory Authority
     Lease Revenue Bonds, Series A,
     Court Facilities,
     Prerefunded,
     5.50%, 5/15/13                                1,000     1,145

   New York State Dormitory Authority
     Lease Revenue Bonds, Series A,
     University Dormitory
     Facilities,
     Prerefunded,
     6.25%, 7/1/10                                 1,115     1,292

   New York State Tollway Authority
     Service Contract Revenue Bonds,
     Local Highway & Bridge
     (AMBAC Insured), Prerefunded,
     5.38%, 4/1/10                                 3,110     3,465

   Port Authority of New York & New
     Jersey Revenue Bonds, Series 109
     (G.O. of Authority),
     5.38%, 1/15/32                                2,000     2,088

   Tobacco Settlement Financing Corp.
     Revenue Bonds, Series C-1,
     5.50%, 6/1/16                                10,000    11,111
                                                          --------
                                                            43,727
                                                          --------

NORTH CAROLINA - 3.1%
   North Carolina State Eastern
     Municipal Power Agency Power
     System Revenue Bonds, Series A,
     Escrowed to Maturity,
     6.50%, 1/1/18                                 2,655     3,382

   North Carolina State Eastern
     Municipal Power Agency Power
     System Revenue Bonds, Series B,
     7.00%, 1/1/08                                10,000    10,869

   North Carolina State Eastern
     Municipal Power Agency Power
     System Revenue Bonds, Series D,
     6.75%, 1/1/26                                 1,250     1,403
                                                          --------
                                                            15,654
                                                          --------

OHIO - 0.8%
   Columbus City School District G.O.
     Bonds, School Facilities
     Construction & Improvement
     (FSA Insured),
     5.25%, 12/1/27                                1,115     1,226

   Ohio Housing Finance Agency
     Mortgage Revenue Bonds,
     Series A-1, Residential Mortgage-
     Backed Securities
     (Colld. by GNMA Securities),
     5.70%, 3/1/17                                   690       710

   Ohio Housing Finance Agency
     Mortgage Revenue Bonds,
     Series C (AMT),
     Residential
     Mortgage-Backed Securities
     (Colld. by GNMA
     Securities),
     5.15%, 3/1/13                                   955       994

   Plain Local School District G.O.
     Unlimited Bonds (FGIC Insured),
     6.00%, 12/1/25                                  190       215

   Plain Local School District G.O.
     Unlimited Bonds (FGIC Insured),
     Prerefunded,
     6.00%, 6/1/11                                   810       933
                                                          --------
                                                             4,078
                                                          --------

OKLAHOMA - 1.8%
   McGee Creek Authority Water
     Revenue Bonds (MBIA Insured),
     6.00%, 1/1/13                                 6,000     6,798

   Payne County Economic Development
     Authority Student Housing Revenue
     Bonds, Series A, Collegiate Housing
     Foundation, Prerefunded,
     6.38%, 6/1/11                                 2,000     2,328
                                                          --------
                                                             9,126
                                                          --------

FIXED INCOME FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

                                               PRINCIPAL
                                                 AMOUNT    VALUE
                                                 (000S)    (000S)
                                               ---------  --------
MUNICIPAL BONDS - 92.5% - CONTINUED

OREGON - 0.5%
   Oregon State Housing & Community
     Services Department Mortgage
     Revenue Bonds, Series E,
     SFM Program (FHA Insured),
     6.15%, 7/1/30                             $     550  $    579

   Oregon State Housing & Community
     Services Department Mortgage
     Revenue Bonds, Series F,
     SFM Project,
     5.55%, 7/1/30                                 1,905     1,975
                                                          --------
                                                             2,554
                                                          --------

PENNSYLVANIA - 2.2%
   Allegheny County Port Authority
     Special Revenue Bonds,
     Transportation (MBIA Insured),
     Prerefunded,
     6.13%, 3/1/09                                 1,635     1,828

   Montgomery County Higher Education
     & Health Authority Revenue Bonds,
     Series A, Philadelphia Geriatric
     Center,
     7.38%, 12/1/30                                3,000     3,191

   Pennsylvania Housing Finance Agency
     SFM Revenue Bonds,
     Series 72A (AMT),
     4.80%, 4/1/12                                   750       779

   Pennsylvania State Higher Educational
     Facilities Authority Revenue Bonds,
     LaSalle University,
     5.50%, 5/1/34                                 1,330     1,415

   Pennsylvania State Higher Educational
     Facilities Authority Revenue Bonds,
     Series A, UPMC Health System,
     6.00%, 1/15/22                                1,750     1,945

   Pennsylvania State Higher Educational
     Facilities Authority Student Housing
     Revenue Bonds, Series A, Student
     Association, Inc. Project,
     6.75%, 9/1/32                                 1,475     1,565
                                                          --------
                                                            10,723
                                                          --------

PUERTO RICO - 2.9%
   Puerto Rico Commonwealth Highway
     & Transportation Authority
     Transportation Revenue Bonds,
     Series B, Prerefunded,
     6.00%, 7/1/10                                 2,000     2,280

   Puerto Rico Commonwealth Highway
     & Transportation Authority
     Transportation Revenue Bonds,
     Series D,
     5.25%, 7/1/38                                11,260    11,978
                                                          --------
                                                            14,258
                                                          --------

RHODE ISLAND - 0.7%
   Rhode Island Economic Development
     Corp. Airport Revenue Bonds,
     Series B (FGIC Insured),
     Prerefunded,
     6.50%, 7/1/10                                 3,000     3,501

TEXAS - 3.0%
   Birdville Independent School District
     Capital Appreciation G.O. Unlimited
     Bonds (PSF Gtd.),
     0.00%, 2/15/19                                1,795       834

   Denton Utility System Improvement
     Revenue Refunding Bonds
     (FSA Insured),
     4.50%, 12/1/22                                  500       508

   Harris County Health Facilities
     Development Corp. Revenue Bonds,
     Series A, Christus Health
     (MBIA Insured),
     5.50%, 7/1/09                                 1,500     1,631

   Lamar Consolidated Independent
     School District G.O. Unlimited Bonds
     (PSF Gtd.), Prerefunded,
     6.00%, 2/15/09                                2,400     2,650

   Parker County Hospital District
     Revenue Bonds, Campbell
     Health System,
     6.25%, 8/15/19                                1,000     1,057

   Sam Rayburn Municipal Power
     Agency Revenue Refunding Bonds,
     5.50%, 10/1/10                                1,000     1,095
     6.00%, 10/1/16                                1,000     1,102
     6.00%, 10/1/21                                1,250     1,361

   Texas Municipal Power Agency
     Revenue Refunding Bonds
     (AMBAC Insured),
     4.00%, 9/1/12                                 1,150     1,159

   Texas State Veterans Housing
     Assistance G.O. Unlimited Bonds,
     Series C (AMT), Fund II,
     6.10%, 6/1/21                                 3,000     3,261

                            NORTHERN FUNDS QUARTERLY REPORT 6 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   TAX - EXEMPT FUND (continued)

                                               PRINCIPAL
                                                 AMOUNT    VALUE
                                                 (000S)    (000S)
                                               ---------  --------
MUNICIPAL BONDS - 92.5% - CONTINUED

TEXAS - 3.0% - (CONTINUED)
   Waxahachie Independent School
     District Capital Appreciation G.O.
     Unlimited Bonds (PSF Gtd.),
     0.00%, 8/15/16                            $     240  $    135
     0.00%, 8/15/23                                  190        64
     0.00%, 8/15/28                                  305        75
     0.00%, 8/15/30                                  320        69
                                                          --------
                                                            15,001
                                                          --------

WASHINGTON - 1.5%
   Washington State G.O. Unlimited
     Bonds, Series B & AT-7,
     6.40%, 6/1/17                                 5,200     6,387

   Washington State G.O. Unlimited
     Bonds, Series D, Motor Vehicle
     Fuel Tax (FGIC Insured),
     Prerefunded,
     5.38%, 1/1/07                                 1,000     1,039
                                                          --------
                                                             7,426
                                                          --------

TOTAL MUNICIPAL BONDS
(COST $427,628)                                           461,009

                                                NUMBER     VALUE
                                               OF SHARES   (000S)
                                               ---------  --------
INVESTMENT COMPANIES - 1.7%
   AIM Tax Exempt Cash Fund                    8,729,456     8,729
   Dreyfus Tax-Exempt Cash
     Management Fund                              32,039        32

TOTAL INVESTMENT COMPANIES
(COST $8,761)                                                8,761

                                               PRINCIPAL
                                                 AMOUNT    VALUE
                                                 (000S)    (000S)
                                               ---------  --------
SHORT-TERM INVESTMENTS - 5.8%
   Colorado Educational & Cultural
     Facilities Authority Revenue VRDB,
     Student Housing-Campus Village
     (Citibank LOC),
     2.30%, 7/7/05                             $   4,500     4,500

   Illinois Finance Authority Revenue
     VRDB, Series B, Resurrection Health
     (JPMorgan Chase Bank LOC),
     2.32%, 7/1/05                                 6,050     6,050

   Monroe County Development Authority
     PCR VRDB, Oglethorpe Power Corp.
     Project (AMBAC Insured),
     2.28%, 7/1/05                                 1,365     1,365

   Rockford Revenue VRDB, Wesley
     Willows Obligation (Marshall &
     Ilsley LOC),
     2.31%, 7/1/05                                   580       580

   Uinta County PCR VRDB, Chevron USA,
     Inc. Project,
     2.25%, 7/1/05                                 8,000     8,000

   Valdez Marine Term Revenue
     Refunding VRDB,Series B,
     BP Pipelines Project,
     2.30%, 7/1/05                                 6,800     6,800

   Wisconsin Health & Educational
     Facilities Authority Revenue VRDB,
     Series B, Prohealth Inc.
     (AMBAC Insured),
     2.30%, 7/1/05                                 1,300     1,300

TOTAL SHORT-TERM INVESTMENTS
(COST $28,595)                                              28,595

TOTAL INVESTMENTS - 100.0%
(COST $464,984)                                           $498,365

(1)   When-Issued Security

At June 30, 2005, the industry sectors for the Tax-Exempt Fund were:

INDUSTRY SECTOR                                % OF INVESTMENTS
---------------                                ----------------
Airport                                                5.0%
Development                                            5.2
Facilities                                             6.7
General Obligation                                    12.8
Power                                                 10.7
School District                                        5.5
Transportation                                        11.8
Utilities                                             12.1
All other sectors less than 5%                        30.2
                                               -----------
Total                                                100.0%

FIXED INCOME FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

At June 30, 2005, the credit quality distribution for the Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *       %
----------------------     -----
AAA                         54.7%
AA                          16.7
A                           17.8
BBB                          7.7
Not Rated                    1.3
Other                        0.2
Cash Equivalents             1.6
                           -----
Total                      100.0%

*     Standard & Poor's Rating Services

As of June 30, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments              $ 464,984
                                             ---------
Gross tax appreciation of investments        $  33,422
Gross tax depreciation of investments              (41)
                                             ---------
Net tax appreciation of investments          $  33,381
                                             ---------

                            NORTHERN FUNDS QUARTERLY REPORT 8 FIXED INCOME FUNDS

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   TAX - EXEMPT FUND (continued)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total investments.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ACA American Capital Access

AMBAC American Municipal Bond Assurance Corporation

AMT Alternative Minimum Tax

Colld. Collateralized

COP Certificate of Participation

FGIC Financial Guaranty Insurance Corporation

FHA Federal Housing Authority

FSA Financial Security Assurance

GNMA Government National Mortgage Association

G.O. General Obligation

Gtd. Guaranteed

HFA Housing Finance Authority

IDA Industrial Development Authority

LOC Letter of Credit

MBIA Municipal Bond Insurance Association

PCR Pollution Control Revenue

PFA Public Finance Authority

PSF Permanent School Fund

SFM Single Family Mortgage

VRDB Variable Rate Demand Bonds

XLCA XL Capital Assurance

FIXED INCOME FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

FIXED INCOME FUNDS

   SCHEDULE OF INVESTMENTS

   U.S. GOVERNMENT FUND

                                         PRINCIPAL
                                           AMOUNT      VALUE
                                          (000S)       (000S)
                                         ---------   ---------
U.S. GOVERNMENT AGENCIES - 67.6% (1)

FANNIE MAE - 45.0%
     3.00%, 3/2/07                       $   2,320   $   2,290
     3.63%, 3/15/07                          2,500       2,493
     3.88%, 5/15/07                         20,445      20,491
     3.41%, 8/30/07                          2,135       2,111
     4.30%, 5/5/08                           2,040       2,047
     6.00%, 5/15/08                          8,000       8,456
     4.00%, 1/26/09                          2,635       2,631
     4.13%, 5/15/10                          4,000       4,024
     4.38%, 9/15/12                          1,800       1,838
     4.63%, 10/15/14                         8,215       8,425
   Pool #555649,
     7.50%, 10/1/32                            713         762
   Pool #725185,
     5.00%, 2/1/19                           8,554       8,656
   Pool #725787,
     5.00%, 9/1/19                           7,256       7,341
   Pool #753715,
     6.00%, 12/1/18                          2,035       2,105
   Pool #761468,
     4.50%, 5/1/19                           1,877       1,870
   Pool #777357,
     4.50%, 5/1/19                           8,649       8,617
   Pool #813882,
     4.50%, 6/1/20                           6,195       6,171
                                                     ---------
                                                        90,328
                                                     ---------

FEDERAL FARM CREDIT BANK - 1.6%
     3.75%, 1/15/09                          3,240       3,221

FEDERAL HOME LOAN BANK - 1.6%
     3.50%, 1/18/07                          2,045       2,036
     5.25%, 6/18/14                          1,000       1,073
                                                     ---------
                                                         3,109
                                                     ---------

FREDDIE MAC - 18.6%
     2.88%, 12/15/06                         8,919       8,803
     4.30%, 5/5/08                           5,400       5,418
     4.13%, 7/12/10                         12,085      12,125
     4.75%, 12/8/10                          1,640       1,637
     4.50%, 1/15/15                          5,800       5,907
   Pool #410092,
     4.64%, 11/1/24                            249         256
   Series 2944, Class WD,
     5.50%, 11/15/28                         3,125       3,209
                                                     ---------
                                                        37,355
                                                     ---------

FREDDIE MAC GOLD - 0.8%
   Pool #G01824,
     6.50%, 4/1/35                           1,574       1,630

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.0%
   Pool #268360,
     10.00%, 4/15/19                            45          51
   Pool #270288,
     10.00%, 6/15/19                            28          31
                                                     ---------
                                                            82
                                                     ---------
TOTAL U.S. GOVERNMENT AGENCIES
(COST $135,172)                                        135,725

U.S. GOVERNMENT OBLIGATIONS - 18.5%

U.S. TREASURY NOTES - 18.5%
     3.13%, 5/15/07                          3,129       3,100
     3.75%, 5/15/08                         11,103      11,127
     5.00%, 8/15/11                          8,485       9,046
     4.00%, 2/15/15                         13,863      13,912
                                                     ---------
                                                        37,185
                                                     ---------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(COST $36,475)                                          37,185

SHORT-TERM INVESTMENT - 13.9%

   Federal Home Loan Bank Discount Note,
     2.53%, 7/1/05                          27,847      27,847

TOTAL SHORT-TERM INVESTMENT
(COST $27,847)                                          27,847

TOTAL INVESTMENTS - 100.0%
(COST $199,494)                                      $ 200,757

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

FIXED INCOME FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

                                                       JUNE 30, 2005 (UNAUDITED)

At June 30, 2005, the credit quality distribution for the U.S. Government Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *             %
----------------------           -----
AAA                              100.0%
                                 -----
Total                            100.0%

* Standard & Poor's Rating Services

Federal Tax Information:

As of June 30, 2005, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments              $ 199,494
                                             ---------
Gross tax appreciation of investments        $   1,463
Gross tax depreciation of investments             (200)
                                             ---------
Net tax appreciation of investments          $   1,263
                                             ---------

                            FIXED INCOME FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND
JUNE 30, 2005 (UNAUDITED)

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT        VALUE
                                                                                                   (000S)        (000S)
                                                                                                 ---------      -------
MUNICIPAL INVESTMENTS - 100.0%
CALIFORNIA - 100.0%
ABAG Finance Authority for Nonprofit Corp. Coros California Revenue VRDB,
Series 2004, Thacher Schools,
2.29%, 7/8/05                                                                                     $ 4,700       $ 4,700
ABAG Finance Authority for Nonprofit Corp. Multifamily Revenue VRDB,
Series 2000A (AMT), East Ridge Apartments (FNMA LOC),
2.28%, 7/8/05                                                                                       2,545         2,545
ABAG Finance Authority for Nonprofit Corp. Multifamily Revenue VRDB,
Series 2002, Jewish Community Center Project (Allied Irish Bank LOC),
2.22%, 7/1/05                                                                                         325           325
ABAG Finance Authority for Nonprofit Corp. Multifamily Revenue VRDB,
Series 2002 (AMT), The Bachenheimer Building Project (FNMA Gtd.),
2.30%, 7/8/05                                                                                       7,720         7,720
ABAG Finance Authority for Nonprofit Corp. Multifamily Revenue VRDB,
Series 2002A (AMT), Action Courtyard Apartments Project (Wells Fargo Bank LOC),
2.30%, 7/8/05                                                                                       4,300         4,300
ABAG Finance Authority for Nonprofit Corp. Multifamily Revenue VRDB,
Series 2002A (AMT), Darling Florist Building Project (FNMA Gtd.),
2.30%, 7/8/05                                                                                       4,710         4,710
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series 2004, California
 Senior Living,
Elder Care Alliance (Lloyds TSB Bank LOC),
2.26%, 7/8/05                                                                                       2,600         2,600
Alameda County IDA Revenue VRDB,
Series 1995A (AMT), Heat and Control, Inc. Project (Comerica Bank LOC),
2.36%, 7/8/05                                                                                       1,610         1,610
Alameda County IDA Revenue VRDB,
Series 1997A (AMT), Tool Family Partnership (Wells Fargo Bank LOC),
2.30%, 7/8/05                                                                                       1,240         1,240
Alameda County IDA Revenue VRDB,
Series 1998A (AMT), Nguyen Family Trust (BNP Paribas LOC),
2.30%, 7/8/05                                                                                       5,105         5,105
Alameda County IDA Revenue VRDB,
Series 1999A (AMT), West Coast Pack LLC Project (LaSalle Bank N.A. LOC),
2.55%, 7/8/05                                                                                       3,200         3,200
Alameda County IDA Revenue VRDB,
Series 2000A (AMT), Niles Machine and Tool Project (Wells Fargo Bank LOC),
2.30%, 7/8/05                                                                                       3,350         3,350
Alameda County IDA Revenue VRDB,
Series 2001 (AMT), Pacific Paper Tube Project (Wells Fargo Bank LOC),
2.30%, 7/8/05                                                                                       2,285         2,285
Alameda County IDA Revenue VRDB,
Series 2004 (AMT), Autumn Press, Inc. Project (Wells Fargo Bank LOC),
2.38%, 7/8/05                                                                                       2,332         2,332
Alameda County IDA Revenue VRDB,
Series 2004A (AMT),  BEMA Electronics Manufacturing Project (Comerica Bank LOC),
2.38%, 7/8/05                                                                                       2,200         2,200
Alameda-Contra Costa Schools COP,
Series 2002J, Capital Improvement Project (KBC Bank N.V. LOC),
2.43%, 7/8/05                                                                                       2,440         2,440

                            MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT        VALUE
                                                                                                   (000S)        (000S)
                                                                                                 ---------      -------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
CALIFORNIA - 100.0% - (CONTINUED)
Alameda-Contra Costa Schools COP,
Series 2002K, Capital Improvement Project (KBC Bank N.V. LOC),
2.43%, 7/8/05                                                                                     $ 2,800       $ 2,800
Azusa Multifamily Housing Revenue Bonds,
Series 1994, Pacific Glen Apartments Project (FNMA LOC),
2.23%, 7/8/05                                                                                       2,700         2,700
California Alternative Energry Source Revenue Bonds,
Series 1993A (AMT), Cogen General Electric Capital Project (General Electric
 Capital Corp. Gtd.), (1)
2.26%, 7/8/05                                                                                      25,080        25,080
California Department of Water Resources VRDB,
Series 2002B-1, Power Supply Revenue Bonds (Bank of New York LOC),
2.22%, 7/1/05                                                                                      30,000        30,000
California Department of Water Resources Revenue VRDB,
Series 2002C-7, Power Supply Revenue Bonds (FSA Insured),
2.22%, 7/8/05                                                                                      31,200        31,200
California Economic Development Financing Authority  Revenue VRDB,
Series 1996A (AMT), Joseph Schmidt Confections Project (BNP Paribas LOC),
2.30%, 7/8/05                                                                                       2,900         2,900
California Economic Development Financing Authority  Revenue VRDB,
Series 1998 (AMT), Fricke-Parks Press, Inc. Project (Wells Fargo Bank LOC),
2.36%, 7/8/05                                                                                       1,890         1,890
California Educational Facilities Authority Revenue Bonds,
Citigroup ROCS 2005-II-R-354, (1)
2.31%, 7/8/05                                                                                       5,650         5,650
California Educational Facilities Authority Revenue Bonds,
University of Southern California,
Series 2003-45A, Soc Gen Municipal Trust Receipts, (1)
2.31%, 7/8/05                                                                                       5,000         5,000
California Educational Facilities Authority Revenue VRDB,
Series 2005B, Pitzer College (Bank of New York LOC),
2.23%, 7/8/05                                                                                       2,250         2,250
California FHLMC Multifamily Variable Rate Certificates,
Series M001 Class A (AMT) (FHLMC LOC),
2.38%, 7/8/05                                                                                      39,587        39,587
California Health Facilities Financing Authority Revenue VRDB,
Series 1998B, Adventist Health Systems (MBIA Insured),
2.22%, 7/1/05                                                                                       1,200         1,200
Series 2002, Adventist Health Systems (Wachovia Bank LOC),
2.27%, 7/1/05                                                                                         800           800
California Health Facilities Financing Authority Revenue VRDB,
Series 2001A, Scripps Health (JPMorgan Chase Bank LOC),
2.30%, 7/8/05                                                                                       7,200         7,200
California Health Facilities Financing Authority Revenue VRDB,
Series 2004K, Catholic Healthcare West (JPMorgan Chase Bank LOC),
2.30%, 7/8/05                                                                                       4,300         4,300

                            MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT        VALUE
                                                                                                   (000S)        (000S)
                                                                                                 ---------      -------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
CALIFORNIA - 100.0% - (CONTINUED)
California Housing Finance Agency Revenue Bonds VRDB,
Series 2001R (AMT), Home Mortgage Revenue (AMBAC Insured),
2.38%, 7/1/05                                                                                     $   700       $   700
Series 2002M (AMT), Home Mortgage Revenue,
2.38%, 7/1/05                                                                                       2,360         2,360
Series 2004E-1 (AMT), Home Mortgage Revenue,
2.28%, 7/8/05                                                                                      10,000        10,000
California Housing Finance Agency SFM,
Series A-2 (AMT), P-Floats PT-258, (1)
2.33%, 7/8/05                                                                                       2,640         2,640
California Infrastructure and Economic Development IDR VRDB,
Series 1999 (AMT), Starter and Alternator Project
(California State Teachers Retirement System LOC),
2.44%, 7/8/05                                                                                       2,700         2,700
California Infrastructure and Economic Development IDR VRDB,
Series 2002A (AMT), Block and Brick Project (U.S. Bank N.A. LOC),
2.29%, 7/8/05                                                                                       5,815         5,815
California Infrastructure and Economic Development Revenue VRDB,
J Paul Getty Trust,
Series 2003B,
2.25%, 10/1/05                                                                                        600           600
Series 2003D,
2.25%, 9/1/05                                                                                      14,400        14,400
California Infrastructure and Economic Development Revenue VRDB,
Series 2002 (AMT), 7/11 Materials, Inc. Project
(California State Teachers Retirement LOC),
2.35%, 7/8/05                                                                                       3,735         3,735
California Pollution Control Financing Authority
Environmental Improvement Revenue VRDB, Air Products Manufacturing
Series 1997B (AMT) (Air Products and Chemicals Corp. Gtd.),
2.28%, 7/8/05                                                                                      10,000        10,000
California Pollution Control Financing Authority Revenue Bonds,
Merrill Lynch P-Floats PA-538R, San Diego Gas and Electric (MBIA Insured), (1)
2.33%, 7/8/05                                                                                      24,160        24,160
California Pollution Control Financing Authority Revenue Bonds,
Merrill Lynch P-Floats PA-633R,
San Diego Gas and Electric (MBIA Insured), (1)
2.33%, 7/8/05                                                                                      11,850        11,850
California State Department of Water Resource and Power Supply Revenue Bonds VRDB,
Series 2002C16 (Bank of New York LOC),
2.27%, 7/8/05                                                                                       5,400         5,400
California State Economic Recovery Revenue Bonds,
Series L19J (Lehman Floating Rate Trust Receipts), (1)
2.38%, 7/8/05                                                                                       7,750         7,750
Series L20J (Lehman Floating Rate Trust Receipts), (1)
2.38%, 7/8/05                                                                                       7,600         7,600
California State G.O., Eagle Trust Series 20000507
(XLCA Insured), (1)
2.32%, 7/8/05                                                                                      10,000        10,000

                            MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT        VALUE
                                                                                                   (000S)        (000S)
                                                                                                 ---------      -------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
CALIFORNIA - 100.0% - (CONTINUED)
California State G.O.,
Kindergarten-University Public Education Facilities (Citibank N.A. LOC),
Series 2004A-8,
2.25%, 7/8/05                                                                                     $ 2,800       $ 2,800
Series 2004A-9,
2.27%, 7/8/05                                                                                      10,000        10,000
California State G.O.,
Merrill Lynch P-Floats Series PT-1257 (XLCA Insured), (1)
2.32%, 7/8/05                                                                                      11,475        11,475
California State G.O.,
MERLOTS Series 2003-A29 (AMBAC Insured), (1)
2.31%, 7/8/05                                                                                      12,295        12,295
California State G.O.,
Series 2003-1, ABN AMRO Munitops Trust Certificates
(AMBAC Insured), (1)
2.31%, 7/8/05                                                                                       6,000         6,000
California State G.O.,
Series 2003B-4, Floating Rate Certificates (Bank of New York LOC),
2.25%, 7/8/05                                                                                      21,900        21,900
California State G.O.,
Series 2004 C11, Wachovia MERLOTS (AMBAC Insured), (1)
2.31%, 7/8/05                                                                                      20,140        20,140
California State Public Works Board Revenue Bonds,
Series 2004, University of California Projects,
3.00%, 11/1/05                                                                                      1,575         1,581
California State University Financing Authority Revenue Bonds,
Series 2001, Rental Housing (Citibank N.A. LOC),
1.60%, 8/1/05                                                                                       4,410         4,410
California Statewide Communities Development Authority COP,
Series 1999-176, Morgan Stanley Floating Rate Certificates (FSA Corp. Insured), (1)
2.28%, 7/8/05                                                                                      10,595        10,595
California Statewide Communities Development Authority Multifamily (AMT),
Arms Apartments Project, Merrill Lynch P-Floats PT-1863 (Merrill Lynch & Co., Inc. Gtd.), (1)
2.39%, 7/8/05                                                                                       3,545         3,545
California Statewide Communities Development Authority Multifamily Revenue Bonds,
Series 2003NN1 (AMT), Bay Vista Meadow Park Project (Wells Fargo Bank LOC),
2.27%, 7/8/05                                                                                       7,500         7,500
California Statewide Communities Development Authority Multifamily Revenue VRDB,
Series 2000V (AMT), Aqua Vista Apartments Project (FNMA LOC),
2.24%, 7/8/05                                                                                       6,700         6,700
California Statewide Communities Development Authority Multifamily Revenue VRDB,
Series 2001JJ (AMT), La Puente Apartments (U.S. Bank N.A. LOC),
2.30%, 7/1/05                                                                                       6,775         6,775
California Statewide Communities Development Authority Multifamily Revenue VRDB,
Series 2001S (AMT), Birchcrest Apartments Project (U.S. Bank N.A. LOC),
2.30%, 7/1/05                                                                                         800           800

                            MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT        VALUE
                                                                                                   (000S)        (000S)
                                                                                                 ---------      -------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
CALIFORNIA - 100.0% - (CONTINUED)
California Statewide Communities Development Authority Multifamily
Revenue VRDB, Series 2002B, Olen Jones Senior Apartments Project
(Citibank LOC),
2.39%, 7/8/05                                                                                     $   860       $   860
California Statewide Communities Development Authority Multifamily
Revenue VRDB, Series 2002S (AMT), Concord Green Apartments (FHLB LOC),
2.30%, 7/8/05                                                                                       4,900         4,900
California Statewide Communities Development Authority Multifamily
Revenue VRDB, Series 2002X (AMT), Sharps and Flats Apartments
(FNMA LOC),
2.24%, 7/8/05                                                                                         800           800
California Statewide Communities Development Authority Multifamily Revenue VRDB,
Series 2003-00 (AMT), Dublin Ranch Apartments (Bank of America, N.A. LOC),
2.27%, 7/8/05                                                                                      14,900        14,900
California Statewide Communities Development Authority Multifamily Revenue VRDB,
Series 2004A (AMT), Maple Square Apartments Project (Citibank LOC),
2.27%, 7/8/05                                                                                       4,600         4,600
California Statewide Communities Development Authority Multifamily Revenue VRDB,
Series 2004C (AMT), Avian Glen Apartments Project (Citibank LOC),
2.27%, 7/8/05                                                                                       8,750         8,750
Califronia Statewide Communities Development Authority Revenue VRDB,
Series 2004, North Peninsula Jewish Campus (Bank of America, N.A. LOC),
2.22%, 7/1/05                                                                                       1,650         1,650
California Statewide Communities Development Authority Revenue VRDB,
Series 200, Morgan Hill Country School (Bank of America N.A. LOC),
2.25%, 7/8/05                                                                                       3,825         3,825
California Statewide Communities Development Authority Revenue VRDB,
Series 2001, Senior Living Facility (Bank of New York LOC),
2.26%, 7/8/05                                                                                       9,450         9,450
California Statewide Communities Development Authority Revenue VRDB,
Series 2001B, Kaiser Permanente Project,
1.75%, 7/1/05                                                                                       5,000         5,000
Series 2003B, Kaiser Permanente Project,
2.26%, 7/8/05                                                                                      11,400        11,400
Series 2004J, Kaiser Permanente Project,
2.28%, 7/8/05                                                                                       1,800         1,800
Series 2004L, Kaiser Permanente Project,
2.26%, 7/8/05                                                                                      14,500        14,500
Series 2004M, Kaiser Permanente Project,
2.26%, 7/8/05                                                                                       6,100         6,100
Charter Mac Certificates,
Series 2001 (AMT), California-2 (MBIA Insured), (1)
2.30%, 7/8/05                                                                                      31,900        31,900
Contra Costa Multifamily Housing Revenue VRDB,
Series 2003 (AMT), Creekview Apartments (FHLMC LOC),
2.24%, 7/8/05                                                                                      14,500        14,500

                            MONEY MARKET FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT        VALUE
                                                                                                   (000S)        (000S)
                                                                                                 ---------      -------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
CALIFORNIA - 100.0% - (CONTINUED)
Contra Costa Water District Revenue Bonds,
Series 750, Morgan Stanley Floating Certificates (FSA Insured), (1)
2.28%, 7/8/05                                                                                     $ 6,330       $ 6,330
Emeryville Redevelopment Agency Mulitfamily Housing Revenue VRDB,
Series 2002A (AMT), Bay Street Apartments (KeyBank N.A. LOC),
2.28%, 7/8/05                                                                                      24,600        24,600
Irvine Ranch Water District,
Series 95, G.O. of Improvement Districts 105, 140, 240 and 250
(State Street Bank and Trust LOC),
2.30%, 7/1/05                                                                                         700           700
Los Angeles Community Redevelopment Agency VRDB,
Series 2003A (AMT), Views at 270 (Citibank N.A. LOC),
2.34%, 7/8/05                                                                                       6,507         6,507
Los Angeles COP,
Series 2004A, Village School, Inc. Project (Allied Irish Bank LOC),
2.26%, 7/8/05                                                                                         100           100
Los Angeles County California TRANS,
Series 2006,
4.00%, 6/30/06                                                                                      8,600         8,722
Los Angeles County Housing Authority Multifamily Revenue VRDB,
Series 2003 (AMT), Castaic Senior Apartments Project (FNMA LOC),
2.24%, 7/8/05                                                                                       9,300         9,300
Los Angeles Department of Water and Power Waterworks Revenue Bonds,
Series 2001B-1,
2.25%, 7/1/05                                                                                      14,300        14,300
Los Angeles IDA Empowerment Zone Facilities Revenue Bonds,
Series 2003 (AMT), Green Farms, Inc. Project (Comerica Bank LOC),
2.44%, 7/8/05                                                                                       3,000         3,000
Los Angeles IDA Empowerment Zone Facilities Revenue VRDB,
Series 2001 (AMT), Megatoys Project (California State Teachers Retirement LOC),
2.44%, 7/8/05                                                                                       3,000         3,000
Los Angeles IDA Revenue VRDB,
Series 1998 (AMT), Delta Tau Data Systems, Inc. Project
(California State Teachers Retirement LOC),
2.44%, 7/8/05                                                                                       5,020         5,020
Los Angeles IDA Revenue VRDB,
Series 2001 (AMT), Wing Hing Noodle Co. Project
(Comerica Bank California LOC),
2.44%, 7/8/05                                                                                       2,900         2,900
Los Angeles Multifamily Revenue VRDB,
Series 1994 (AMT), Loans to Lenders Program (FHLB LOC),
2.35%, 7/1/05                                                                                       2,991         2,991
Los Angeles Multifamily Revenue VRDB,
Series 1997D (AMT), Mission Village Terrace Project (FHLB LOC),
2.24%, 7/8/05                                                                                       3,540         3,540
Los Angeles Multifamily Revenue VRDB,
Series 2002E (AMT), Harvard Yard Apartments Project (FHLB LOC),
2.24%, 7/8/05                                                                                       1,975         1,975

                            MONEY MARKET FUNDS 6 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT        VALUE
                                                                                                   (000S)        (000S)
                                                                                                ----------      -------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
CALIFORNIA - 100.0% - (CONTINUED)
Los Angeles Multifamily Revenue VRDB,
Series 2003A (AMT), Asbury Apartments Project (Citibank LOC),
2.29%, 7/8/05                                                                                     $ 5,600       $ 5,600
Los Angeles Redevelopment Agency Multifamily Housing Revenue Bonds,
Series 2003A (AMT), Wilshire Station Apartments (Fleet National Bank LOC),
2.35%, 7/1/05                                                                                       5,000         5,000
Los Angeles Unified School District G.O., MERLOTS,
Series 2003A22 (FSA Corp. Insured), (1)
2.31%, 7/8/05                                                                                      15,395        15,395
Los Angeles Unified School District G.O. TRANS,
Series 2004A,
3.00%, 9/1/05                                                                                      20,000        20,050
Los Angeles Wastewater Revenue VRDB,
Series 2001A (FGIC Insured),
2.15%, 12/15/05                                                                                    10,000        10,000
Series 2001B (FGIC Insured),
2.15%, 12/15/05                                                                                    12,000        12,001
Metropolitan Water District of Southern California Waterworks Revenue VRDB,
Series 2003C-2,
2.20%, 7/8/05                                                                                       3,045         3,045
Oakland G.O. Bonds,
Series 2003-A, ABN AMRO Munitops Trust Certificates 2004-22 (MBIA Insured), (1)
2.31%, 7/8/05                                                                                       8,935         8,935
Oakland Revenue Bonds,
MERLOTS Series 2000M (AMBAC Insured), (1)
2.31%, 7/8/05                                                                                       3,000         3,000
Oakland TRANS,
Series 2004-2005,
3.00%, 7/27/05                                                                                      5,000         5,005
Ontario IDA Revenue Bonds,
Series 1985, L.D. Brinkman and Co. Project (Bank of America N.A. LOC),
2.24%, 7/1/05                                                                                       2,650         2,650
Oxnard California Financing Authority Wastewater Revenue VRDB,
Headworks and Septic Systems Conversion (AMBAC Insured),
2.22%, 7/8/05                                                                                       4,550         4,550
Palmdale Community Redevelopment Agency SFM Revenue Bonds,
MERLOTS Series 2000-TTT (AMT)
(U.S. Treasuries Escrowed), (1)
2.36%, 7/8/05                                                                                       5,990         5,991
Pasadena COP,
Series 1991, Rose Bowl Improvements Project (Bank of New York LOC),
2.28%, 7/8/05                                                                                         875           875
Pittsburg California Redevelopment Agency VRDB,
Series 2004A, Los Medanos Community (AMBAC Insured),
2.25%, 7/1/05                                                                                       3,300         3,300
Placentia-Yorba California Linda School District VRDB,
Series 2003A, Unified School District COP (KBC Bank N.V. LOC),
2.27%, 7/8/05                                                                                       3,000         3,000

                            MONEY MARKET FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT        VALUE
                                                                                                   (000S)        (000S)
                                                                                                 ---------      -------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
CALIFORNIA - 100.0% - (CONTINUED)
Roaring Fork Municipal Products Revenue Bonds Trust Receipts (AMT)
(FNMA Gtd.), (1)
2.30%, 7/8/05                                                                                     $ 7,215       $ 7,215
Sacramento County Housing Authority Multifamily Revenue Bonds,
Series 1992A (AMT) Shadowood Apartments Project
(General Electric Capital Corp. LOC), (1)
2.35%, 7/8/05                                                                                      18,500        18,500
Sacramento County Housing Authority Multifamily Revenue VRDB,
Series 2001B (AMT), California Place Apartments (FNMA Gtd.),
2.28%, 7/8/05                                                                                       4,500         4,500
Sacramento County Housing Authority Multifamily Revenue VRDB,
Series 2001D (AMT), Oak Valley Apartments (FNMA Gtd.),
2.28%, 7/8/05                                                                                       4,000         4,000
Sacramento County Sanitation District Financing Authority Revenue Bonds,
MERLOTS Series 2000-SSS (Colld. by U.S. Government Securities), (1)
2.31%, 7/8/05                                                                                       7,500         7,500
Sacramento County TRANS,
Series 2004A,
3.00%, 7/11/05                                                                                      4,725         4,727
Sacramento-Yolo Port District Revenue VRDB,
Series 1997A (AMT), California Free Trade Zone Project
(Wells Fargo Bank LOC),
2.30%, 7/8/05                                                                                       3,900         3,900
Salinas California Multifamily Revenues VRDB,
Series 1997A, Brentwood Garden (FNMA Gtd.),
2.25%, 7/8/05                                                                                       1,700         1,700
San Bernardino County Housing Authority Multifamily Revenue VRDB,
Series 1993, Monterey Villas Apartments Project (FHLB LOC),
2.60%, 7/8/05                                                                                       1,600         1,600
San Bernardino County Multifamily Revenue VRDB,
Series 2004A, Housing Mortgage Mountain View (FNMA LOC),
2.20%, 7/8/05                                                                                         500           500
San Diego Housing Authority Multifamily Revenue VRDB,
Series 2000A (AMT), Stratton Apartments Project (FNMA Gtd.),
2.24%, 7/8/05                                                                                       3,300         3,300
San Francisco City and County Airports Commission International
Airport (AMT), Merrill P-Floats PA-661R-A (FSA Corp. Insured), (1)
2.35%, 7/8/05                                                                                       6,905         6,905
San Francisco City and County Redevelopment Agency Multifamily Housing
Revenue VRDB, Bayside Village Project (JPMorgan Chase Bank LOC),
Series 1985A,
2.24%, 7/8/05                                                                                       4,690         4,690
Series 1985B,
2.24%, 7/8/05                                                                                       2,600         2,600
San Francisco City and County Redevelopment Agency Multifamily Housing Revenue VRDB,
Series 2001B (AMT), Ocean Beach Apartments Project (Citibank LOC),
2.33%, 7/8/05                                                                                       1,300         1,300

                            MONEY MARKET FUNDS 8 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT        VALUE
                                                                                                   (000S)        (000S)
                                                                                                ----------      -------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
CALIFORNIA - 100.0% - (CONTINUED)
San Francisco City and County Redevelopment Agency Multifamily Housing Revenue VRDB,
Series 2002A (AMT), Leland Polk Senior Community (Citibank LOC),
2.34%, 7/8/05                                                                                     $ 7,965       $ 7,965
San Francisco City and County Redevelopment Agency VRDB,
Community Facilities District Number 2002-4 (Bank of America, N.A. LOC),
2.23%, 7/8/05                                                                                       1,000         1,000
San Jose Multifamily Housing Revenue VRDB,
Series 2004A (AMT), Trestles Apartments Project (FHLMC LOC),
2.34%, 7/8/05                                                                                       3,675         3,675
San Jose Multifamily Housing Revenue VRDB,
Series 2005 (AMT), Raintree Apartments Project (FHLMC LOC),
2.34%, 7/8/05                                                                                       9,000         9,000
San Leandro Multifamily Revenue VRDB,
Series 1997A (AMT), Carlton Plaza (FNMA LOC),
2.28%, 7/8/05                                                                                      11,220        11,220
Santa Cruz Redevelopment Agency Multifamily Housing Revenue VRDB,
Series 2002A (AMT), Shaffer Road Apartments Project (FNMA LOC),
2.24%, 7/8/05                                                                                      10,000        10,000
Sequoia Unified High School District G.O. Bonds,
Series 2003-2, ABN AMRO Munitops Certificates (MBIA Insured), (1)
2.31%, 7/8/05                                                                                      12,945        12,945
Simi Valley Unified School District G.O.,
Series 2004-26, ABN AMRO Munitops Certificates (MBIA Insured), (1)
2.31%, 7/8/05                                                                                       6,995         6,995
Southern California Public Power Authority VRDB,
Transmission Project Refunding Series (AMBAC Insured),
2.21%, 7/8/05                                                                                       2,000         2,000
State of California Department of Water Control Valley Project Revenue Bonds,
Series PT1183, Merrill Lynch P-Floats, (1)
2.30%, 7/8/05                                                                                       8,525         8,525
SunAmerica Pool Multifamily,
Series 2001-1 (AMT), Class A Ceritificates (FHLMC Corp. Gtd.), (1)
2.35%, 7/8/05                                                                                      46,150        46,150
Turlock California Health Facilities COP,
Series B, Emanuel Medical Center, Inc. (U.S. Bank N.A. LOC),
2.26%, 7/8/05                                                                                      10,000        10,000
Ventura County California TRANS,
4.00%, 7/3/06                                                                                      11,600        11,766
Western Placer Unified School District COP,
Series 2003 (Bank of America LOC),
2.30%, 7/8/05                                                                                       5,575         5,575

                            MONEY MARKET FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT      VALUE
                                                                                                   (000S)      (000S)
                                                                                                 ---------   ---------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
CALIFORNIA - 100.0% - (CONTINUED)
Windsor Multifamily Housing Revenue VRDB,
Series 1995A (AMT), Oakmont at Windsor Project (FNMA LOC),
2.24%, 7/8/05                                                                                     $ 4,015    $    4,015
                                                                                                  -------    ----------

                                                                                                             ----------
Total Municipal Investments (Cost $1,019,530)                                                                 1,019,530
                                                                                                             ----------

Total Investments - 100.0% (Cost $1,019,530) (2)                                                             $1,019,530
                                                                                                             ----------

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2) The cost for federal income tax purposes was $1,019,530.

At June 30, 2005, the industry sectors for the California Municipal Money Market Fund were:

INDUSTRY SECTOR                                                                                        % OF INVESTMENTS
                                                                                                       -----------------
Air, Water Services and Transportation and Solid Waste Management                                                  5.7%
Educational Services                                                                                               5.8
Electric Services                                                                                                 10.1
Executive, Legislative and General Government                                                                     18.6
Housing Programs                                                                                                  15.3
Real Estate                                                                                                        8.0
Urban and Community Development                                                                                   12.3
All other sectors less than 5%                                                                                    24.2
                                                                                                                 -----
Total                                                                                                            100.0%

                           MONEY MARKET FUNDS 10 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the total investments.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

ABAG    Association of Bay Area Governments Assurance Corp.

AMBAC     American Municipal Bond Assurance Corporation

AMT     Alternative Minimum Tax

Colld.     Collateralized

COP     Certificate of Participation

FGIC     Financial Guaranty Insurance Corporation

FHLB     Federal Home Loan Bank

FHLMC     Freddie Mac

FNMA     Fannie Mae

FSA     Financial Security Assurance

G.O.     General Obligation

Gtd.     Guaranteed

IDA     Industrial Development Authority

IDR    Industrial Development Revenue

LOC     Letter of Credit

MBIA     Municipal Bond Insurance Association

MERLOTS     Municipal Exempt Receipts Liquidity Optional Tender

P-Floats      Puttable Floating Rate Securities

                           MONEY MARKET FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

ROCS    Reset Option Certificates

SFM    Single Family Mortgage

Soc Gen    Societe Generale

TRANS     Tax and Revenue Anticipation Notes

TSB     Trustee Savings Bank

VRDB     Variable Rate Demand Bonds

XLCA    XL Capital Assurance

                           MONEY MARKET FUNDS 12 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND
JUNE 30, 2005 (UNAUDITED)

                                                                                                PRINCIPAL
                                                                                                 AMOUNT          VALUE
                                                                                                 (000S)         (000S)
                                                                                                ----------      -------
ASSET-BACKED NOTES - 1.4%
INTERNATIONAL RECEIVABLES - 1.2%
Permanent Financing PLC, FRN,
Series 6, Class 1A,
3.16%, 7/11/05                                                                                   $ 40,000      $ 40,000
Permanent Financing PLC, FRN,
Series 7, Class 1A,
3.15%, 7/11/05                                                                                     22,000        22,000
Permanent Financing PLC, FRN,
Series 8, Class 2A,
3.20%, 7/11/05                                                                                     39,000        39,000
                                                                                                ---------      --------
                                                                                                                101,000
                                                                                                               --------
OTHER RECEIVABLES - 0.2%
GE Commercial Equipment Financing LLC,
Series 2005-1, Class A1,
3.42%, 6/20/06                                                                                     15,000        15,000
                                                                                                ---------      --------
                                                                                                                 15,000
                                                                                                               --------
TOTAL ASSET-BACKED NOTES (COST $116,000)                                                                        116,000
                                                                                                               --------

CERTIFICATES OF DEPOSIT - 20.8%
DOMESTIC DEPOSITORY INSTITUTIONS - 2.0%
Bank of New York,
3.17%, 11/22/05                                                                                    10,000        10,000
Marshall & Ilsley Bank, FRN,
3.45%, 9/29/05                                                                                     14,000        13,998
SunTrust Bank, Atlanta Branch,
3.33%, 10/14/05                                                                                    33,000        33,000
3.33%, 10/28/05                                                                                     9,000         8,997
Washington Mutual Bank, FA, Stockton, California,
3.19%, 8/9/05                                                                                      20,000        20,000
3.43%, 9/26/05                                                                                     27,000        27,000
Wells Fargo Bank N.A., San Francisco, California,
3.27%, 7/18/05                                                                                     50,000        49,999
                                                                                                ---------      --------
                                                                                                                162,994
                                                                                                               --------
FOREIGN DEPOSITORY INSTITUTIONS - 18.8%
ABN-AMRO, London Branch,
3.56%, 12/19/05                                                                                    20,000        20,000
Alliance & Leicester, London Branch,
3.60%, 12/23/05                                                                                    20,000        20,000
Banco Bilbao Vizcaya Argentaria, London Branch,
2.77%, 7/7/05                                                                                      27,000        27,000
3.42%, 11/3/05                                                                                     20,000        20,000
Barclays Bank, London Branch,
3.32%, 9/29/05                                                                                     40,000        40,000
3.42%, 11/7/05                                                                                     42,000        42,000
3.29%, 12/1/05                                                                                     53,000        53,000
3.57%, 12/19/05                                                                                    20,000        20,000
Barclays Bank, New York Branch,
3.18%, 7/18/05, FRN                                                                                19,000        18,998
3.29%, 10/17/05                                                                                    35,000        34,993
BNP New York, FRN,
3.20%, 8/23/05                                                                                     36,000        35,997

                            MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                                PRINCIPAL
                                                                                                 AMOUNT         VALUE
                                                                                                 (000S)        (000S)
                                                                                                ----------     --------
CERTIFICATES OF DEPOSIT - 20.8% - CONTINUED
FOREIGN DEPOSITORY INSTITUTIONS - 18.8% - (CONTINUED)
BNP Paribas, London Branch,
2.78%, 7/7/05                                                                                    $ 42,000      $ 42,000
3.36%, 10/11/05                                                                                    25,000        25,000
3.10%, 11/14/05                                                                                    25,000        25,000
3.15%, 11/17/05                                                                                    25,000        25,000
3.25%, 11/25/05                                                                                    42,000        42,000
3.54%, 12/14/05                                                                                    55,000        55,000
3.60%, 12/23/05                                                                                    25,000        25,000
3.57%, 12/29/05                                                                                    30,000        30,000
Calyon, London Branch,
2.77%, 7/7/05                                                                                      15,000        15,000
3.08%, 11/3/05                                                                                     42,000        42,000
3.11%, 11/7/05                                                                                     37,000        37,000
3.67%, 1/5/06                                                                                      20,000        20,000
Canadian Imperial Bank of Commerce, New York Branch,
3.17%, 11/18/05                                                                                    18,000        18,000
Credit Suisse First Boston, New York Branch,
3.15%, 7/8/05, FRN                                                                                  8,400         8,400
3.17%, 7/29/05                                                                                     25,000        25,000
3.24%, 8/8/05, FRN                                                                                 39,000        39,000
3.29%, 8/22/05, FRN                                                                                34,000        34,003
Deutsche Bank, London Branch,
3.59%, 12/27/05                                                                                    22,000        21,997
HBOS Treasury Services, London Branch,
3.32%, 9/29/05                                                                                     13,000        13,000
HBOS Treasury Services, New York Branch,
3.27%, 11/30/05                                                                                    39,000        39,000
3.37%, 12/12/05                                                                                    15,000        15,000
3.63%, 1/3/06                                                                                      25,000        25,000
Lloyds Bank, London Branch,
3.04%, 7/5/05                                                                                      26,000        26,000
Lloyds Bank, New York Branch,
3.06%, 7/25/05, FRN                                                                                 9,000         8,998
3.24%, 9/1/05, FRN                                                                                 10,000         9,997
3.56%, 12/15/05                                                                                    25,000        25,000
National Australia Bank, London Branch,
3.14%, 11/18/05                                                                                    20,000        20,000
Nordea Bank Finland, New York Branch,
3.31%, 9/12/05, FRN                                                                                20,000        19,993
3.14%, 11/18/05                                                                                    15,000        15,000
Royal Bank of Canada, New York Branch, FRN,
3.18%, 7/18/05                                                                                     19,000        18,998
Royal Bank of Scotland, New York Branch,
3.26%, 9/6/05, FRN                                                                                 20,000        19,997
3.40%, 9/30/05, FRN                                                                                20,000        19,994
3.67%, 1/5/06                                                                                      25,000        25,000

                            MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                                PRINCIPAL
                                                                                                 AMOUNT        VALUE
                                                                                                 (000S)        (000S)
                                                                                                ---------    ---------
CERTIFICATES OF DEPOSIT - 20.8% - CONTINUED
FOREIGN DEPOSITORY INSTITUTIONS - 18.8% - (CONTINUED)
Societe Generale, London Branch,
2.85%, 7/18/05                                                                                   $ 31,000    $   31,000
2.87%, 7/21/05                                                                                     35,000        35,000
3.42%, 11/7/05                                                                                     30,000        30,000
3.11%, 11/14/05                                                                                    10,000        10,000
3.56%, 12/16/05                                                                                    40,000        39,994
Toronto Dominion Bank, New York Branch,
2.76%, 7/1/05                                                                                      18,000        18,000
3.10%, 11/7/05                                                                                     10,000        10,000
UBS AG Stamford Connecticut,
3.05%, 7/1/05                                                                                      60,000        60,000
2.53%, 8/9/05                                                                                      17,000        17,000
3.27%, 9/8/05, FRN                                                                                 40,000        39,995
3.34%, 9/22/05, FRN                                                                                28,000        27,996
3.16%, 11/18/05                                                                                    22,000        22,000
Unicredito Italiano, London Branch,
3.22%, 9/19/05                                                                                     20,000        20,000
3.36%, 10/28/05                                                                                    30,000        30,000
3.44%, 11/14/05                                                                                    18,000        18,000
                                                                                                ---------    ----------
                                                                                                              1,571,350
                                                                                                             ----------
TOTAL CERTIFICATES OF DEPOSIT (COST $1,734,344)                                                               1,734,344
                                                                                                             ----------

COMMERCIAL PAPER - 20.0%
AUTO RECEIVABLES - 3.0%
FCAR1 Owner Trust,
3.16%, 9/6/05                                                                                      65,000        64,618
Ford Credit Floorplan Master Owner
Trust A, Motown Funding LLC, Series 2002-1, (1)
3.11%, 7/5/05                                                                                      15,000        14,995
3.12%, 7/6/05                                                                                      35,000        34,985
3.28%, 7/21/05                                                                                     70,000        69,872
3.30%, 7/26/05                                                                                     25,000        24,943
3.33%, 8/1/05                                                                                      40,000        39,885
                                                                                                ---------    ----------
                                                                                                                249,298
                                                                                                             ----------
BANK HOLDING COMPANIES - 0.7%
Bank of America Corp.,
2.82%, 7/25/05                                                                                     37,000        36,930
3.03%, 11/1/05                                                                                     25,000        24,741
                                                                                                ---------    ----------
                                                                                                                 61,671
                                                                                                             ----------

CREDIT CARD MASTER TRUSTS - 1.9%
Capital One Multi Execution Trust, (1)
3.12%, 7/6/05                                                                                      10,000         9,996
3.14%, 7/19/05                                                                                     15,000        14,976
Citibank Credit Card Master Trust,
Dakota Certificates,
3.13%, 7/11/05                                                                                     35,000        34,970
3.19%, 8/3/05                                                                                      20,000        19,942
3.24%, 8/11/05                                                                                     30,000        29,889
3.27%, 8/16/05                                                                                     10,000         9,958

                            MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                                 PRINCIPAL
                                                                                                  AMOUNT        VALUE
                                                                                                  (000S)       (000S)
                                                                                                 ---------     --------
COMMERCIAL PAPER - 20.0% - CONTINUED
CREDIT CARD MASTER TRUSTS - 1.9% - (CONTINUED)
MBNA Credit Card Master Trust,
Emerald Certificates, (1)
3.23%, 8/4/05                                                                                    $ 35,000      $ 34,893
                                                                                                 --------      --------
                                                                                                                154,624
                                                                                                               --------
ELECTRONIC AND OTHER ELECTRONIC COMPONENTS -  0.4%
General Electric Capital Services,
2.74%, 7/6/05                                                                                      35,000        34,987
                                                                                                 --------      --------

FOREIGN DEPOSITORY INSTITUTIONS - 1.6%
Danske Corp., Inc.,
3.25%, 9/19/05                                                                                     34,000        33,755
HSBC USA Inc.,
3.55%, 12/27/05                                                                                    19,000        18,665
Nordea North America, Inc.,
3.04%, 11/4/05                                                                                     15,000        14,841
3.58%, 12/30/05                                                                                    12,000        11,783
Rabobank Nederland N.V.,
3.59%, 1/4/06                                                                                      30,000        29,441
Skandinaviska Enskildabanken Funding, Inc.,
3.52%, 12/15/05                                                                                    27,000        26,559
                                                                                                 --------      --------
                                                                                                                135,044
                                                                                                               --------
MULTI-SELLER CONDUITS - 5.0%
Amstel Funding Corp.,
3.04%, 8/26/05                                                                                     31,000        30,854
3.32%, 9/14/05                                                                                     31,214        30,998
3.29%, 9/30/05                                                                                     30,000        29,751
Edison Asset Securitization Corp.,
2.73%, 7/5/05                                                                                      30,000        29,991
Gemini Securitization,
3.03%, 7/5/05                                                                                      19,000        18,994
Legacy Capital LLC,
3.06%, 7/5/05                                                                                      25,000        24,992
3.32%, 10/19/05 (1)                                                                                25,000        24,746
Lexington Parker Capital,
3.06%, 7/1/05, FRCP                                                                                20,000        19,998
3.11%, 7/7/05, FRCP                                                                                15,000        14,999
3.07%, 7/12/05                                                                                     10,000         9,991
3.17%, 7/14/05, FRCP                                                                               13,000        13,000
3.10%, 9/1/05                                                                                      38,000        37,797
3.29%, 10/6/05                                                                                     10,000         9,911
3.31%, 10/18/05 (1)                                                                                 5,000         4,950
3.31%, 10/20/05 (1)                                                                                 9,000         8,908
Ranger Funding Co., LLC,
3.21%, 7/22/05                                                                                     37,000        36,931
3.25%, 7/26/05                                                                                     25,000        24,944
Sheffield Receivables Corp.,
3.22%, 7/20/05                                                                                     20,000        19,966
Thames Asset Global Securitization,
3.19%, 7/15/05                                                                                     15,000        14,981

                            MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                                 PRINCIPAL
                                                                                                  AMOUNT        VALUE
                                                                                                  (000S)       (000S)
                                                                                                 ---------    ---------
COMMERCIAL PAPER - 20.0% - CONTINUED
MULTI-SELLER CONDUITS - 5.0% - (CONTINUED)
Victory Receivables Corp.,
3.28%, 7/25/05                                                                                   $ 10,027     $  10,005
                                                                                                 --------     ---------
                                                                                                                416,707
                                                                                                              ---------
NON-DEPOSITORY PERSONAL CREDIT - 2.4%
General Electric Capital Corp.,
3.02%, 8/23/05                                                                                     71,000        70,684
3.03%, 10/27/05                                                                                    42,000        41,583
3.30%, 10/31/05                                                                                    36,000        35,597
3.03%, 11/1/05                                                                                     50,000        49,482
                                                                                                 --------     ---------
                                                                                                                197,346
                                                                                                              ---------
OTHER RECEIVABLES - 0.8%
Thornburg Mortgage Capital Resources,
3.14%, 7/6/05                                                                                       5,000         4,998
3.17%, 7/12/05                                                                                     13,000        12,987
3.27%, 7/20/05                                                                                     15,000        14,974
3.30%, 7/25/05                                                                                     15,000        14,967
3.32%, 7/27/05                                                                                     20,000        19,952
                                                                                                 --------     ---------
                                                                                                                 67,878
                                                                                                              ---------
STRUCTURED INVESTMENT VEHICLES - 4.2%
Grampian Funding Ltd.,
3.04%, 7/5/05                                                                                      40,000        39,987
3.23%, 9/19/05                                                                                     26,000        25,813
3.28%, 10/5/05                                                                                     42,000        41,633
3.54%, 12/20/05                                                                                    70,000        68,818
Mane Funding Corp.,
3.29%, 7/26/05                                                                                     10,000         9,977
3.41%, 9/26/05                                                                                     26,000        25,786
Perry Global Funding LLC,
3.18%, 8/11/05                                                                                     15,000        14,946
Scaldis Capital LLC,
3.18%, 7/15/05                                                                                     25,000        24,969
Surrey Funding Corp.,
3.10%, 7/6/05                                                                                      15,000        14,994
3.15%, 7/18/05                                                                                     55,000        54,918
White Pine Finance LLC,
3.54%, 12/8/05                                                                                     25,000        24,607
                                                                                                 --------     ---------
                                                                                                                346,448
                                                                                                              ---------
TOTAL COMMERCIAL PAPER (COST $1,664,003)                                                                      1,664,003
                                                                                                              ---------

CORPORATE NOTES/BONDS - 15.1%
DOMESTIC DEPOSITORY INSTITUTIONS - 1.2%
American Express Bank, FSB, FRN,
3.20%, 7/18/05                                                                                      9,800         9,799
American Express Centurion Bank, FRN,
3.17%, 7/12/05                                                                                     27,000        27,000
National City Bank, Cleveland, FRN,
3.04%, 7/1/05                                                                                      14,000        14,000
SunTrust Bank, FRN,
3.12%, 7/5/05                                                                                      25,000        25,001

                            MONEY MARKET FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                                 PRINCIPAL
                                                                                                  AMOUNT        VALUE
                                                                                                  (000S)       (000S)
                                                                                                 ---------     --------
CORPORATE NOTES/BONDS - 15.1% - CONTINUED
DOMESTIC DEPOSITORY INSTITUTIONS - 1.2% - (CONTINUED)
U.S. Bank, N.A., FRN,
3.35%, 9/5/05                                                                                    $ 30,000      $ 30,004
                                                                                                 --------      --------
                                                                                                                105,804
                                                                                                               --------
FOREIGN DEPOSITORY INSTITUTIONS - 2.6%
Australia New Zealand Banking Corp., FRN, (1)
3.28%, 7/25/05                                                                                     21,000        21,000
HBOS Treasury Services PLC, FRN, (1)
3.25%, 7/29/05                                                                                     20,000        20,001
Nationwide Building Society, FRN, (1)
3.52%, 9/28/05                                                                                     20,000        20,000
Royal Bank of Canada, FRN,
3.20%, 7/11/05                                                                                     24,000        24,002
Royal Bank of Scotland Group, FRN, (1)
3.24%, 7/21/05                                                                                     55,000        55,000
Royal Bank of Scotland, New York Branch, FRN,
3.26%, 9/1/05                                                                                      60,000        59,977
Westpac Banking Corp. FRN,
3.40%, 9/12/05                                                                                     15,000        15,000
                                                                                                 --------      --------
                                                                                                                214,980
                                                                                                               --------
INSURANCE CARRIERS - 1.4%
Allstate Life Global Funding II, FRN, (1)
3.28%, 7/18/05                                                                                     25,000        25,000
ASIF Global Financing XV, FRN, (1)
3.53%, 9/2/05                                                                                      44,000        44,016
MET Life GIC Backed, FRN, (1)
3.26%, 7/15/05                                                                                     50,000        50,000
                                                                                                 --------      --------
                                                                                                                119,016
                                                                                                               --------
NON-DEPOSITORY BUSINESS CREDIT - 0.3%
CIT Group, Inc., FRN,
3.64%, 7/29/05                                                                                     24,500        24,521
                                                                                                 --------      --------

NON-DEPOSITORY PERSONAL CREDIT - 1.3%
General Electric Capital Corp., FRN,
3.28%, 7/11/05                                                                                     35,000        35,001
HSBC Finance Corp., FRN,
3.29%, 7/25/05                                                                                     25,000        25,000
SLM Corp., FRN, (1)
3.16%, 7/1/05                                                                                      50,000        50,000
                                                                                                 --------      --------
                                                                                                                110,001
                                                                                                               --------
SECURITY AND COMMODITY BROKERS - 4.6%
Bear Stearns Co., Inc., FRN,
3.17%, 7/5/05                                                                                      20,000        20,000
Citigroup Global Markets, FRN,
3.42%, 9/16/05                                                                                     10,000        10,002
Goldman Sachs Group, Inc.,
3.37%, 9/26/05                                                                                     30,000        30,000
3.41%, 10/27/05                                                                                    40,000        40,000

                            MONEY MARKET FUNDS 6 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                                 PRINCIPAL
                                                                                                  AMOUNT       VALUE
                                                                                                  (000S)      (000S)
                                                                                                 ---------   ----------
CORPORATE NOTES/BONDS - 15.1% - CONTINUED
SECURITY AND COMMODITY BROKERS - 4.6% - (CONTINUED)
Lehman Brothers Holdings, FRN,
3.25%, 7/22/05                                                                                   $  8,000    $    8,001
3.37%, 7/22/05                                                                                     80,000        80,000
Merrill Lynch & Co., MTN, FRN,
3.18%, 7/5/05                                                                                      40,000        40,000
3.36%, 7/11/05                                                                                     35,000        35,005
Morgan Stanley & Co., FRN,
3.22%, 7/15/05                                                                                     22,000        22,000
3.35%, 7/27/05                                                                                     92,800        92,803
                                                                                                 --------    ----------
                                                                                                                377,811
                                                                                                             ----------
STRUCTURED INVESTMENT VEHICLES - 3.5%
Beta Finance, Inc., MTN, FRN, (1)
3.16%, 7/15/05                                                                                     38,000        37,999
3.11%, 7/20/05                                                                                     20,000        19,999
3.21%, 8/4/05                                                                                       8,000         8,001
3.33%, 8/29/05                                                                                     20,000        20,003
CC U.S.A., Inc., MTN, FRN, (1)
3.18%, 7/11/05                                                                                     19,000        19,000
3.14%, 7/13/05                                                                                     18,000        18,005
3.20%, 7/15/05                                                                                     30,000        30,001
Dorada Finance, Inc., FRN, (1)
3.56%, 7/1/05                                                                                      17,000        17,010
3.12%, 7/6/05                                                                                      37,000        37,010
Sigma Finance, Inc., MTN, FRN, (1)
3.22%, 7/20/05                                                                                     51,000        50,995
3.26%, 7/25/05                                                                                     35,000        34,997
                                                                                                 --------    ----------
                                                                                                                293,020
                                                                                                             ----------

TRANSPORTATION EQUIPMENT - 0.2%
American Honda Finance, FRN, (1)
3.16%, 8/4/05                                                                                      10,000        10,000
3.34%, 8/22/05                                                                                     10,000        10,003
                                                                                                 --------    ----------
                                                                                                                 20,003
                                                                                                             ----------
TOTAL CORPORATE NOTES/BONDS (COST $1,265,156)                                                                 1,265,156
                                                                                                             ----------

EURODOLLAR TIME DEPOSITS - 7.1%
DOMESTIC DEPOSITORY INSTITUTIONS - 1.7%
Bank of America, Grand Cayman,
2.72%, 7/1/05                                                                                      30,000        30,000
3.25%, 8/9/05                                                                                      45,000        45,000
Branch Bank Trust Co., Grand Cayman,
3.11%, 7/11/05                                                                                     19,000        19,000
3.27%, 8/9/05                                                                                      25,000        25,000
HSBC Bank PLC, London,
3.11%, 9/1/05                                                                                      25,000        25,000
                                                                                                 --------    ----------
                                                                                                                144,000
                                                                                                             ----------

                            MONEY MARKET FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                                 PRINCIPAL
                                                                                                  AMOUNT        VALUE
                                                                                                  (000S)        (000S)
                                                                                                 ---------     --------
EURODOLLAR TIME DEPOSITS - 7.1% - CONTINUED
FOREIGN DEPOSITORY INSTITUTIONS - 5.4%
Barclays Bank Global Treasury Services, Grand Cayman,
3.40%, 7/1/05                                                                                    $ 32,822      $ 32,822
Caja Madrid,
3.23%, 8/17/05                                                                                     12,000        12,000
Credit Agricole S.A., Paris,
3.46%, 11/14/05                                                                                    20,000        20,000
Danske Bank, London,
3.40%, 7/1/05                                                                                     205,000       205,000
Dexia Bank Belgium, Brussels,
3.15%, 7/25/05                                                                                     25,000        25,000
Dexia Credit Local de France, Grand Cayman,
3.36%, 10/12/05                                                                                    25,000        25,000
Royal Bank of Scotland, London,
3.25%, 8/9/05                                                                                      15,000        15,000
Standard Chartered Bank, London,
3.08%, 7/1/05                                                                                      10,000        10,000
Svenska Handelsbanken, Grand Cayman,
3.31%, 7/5/05                                                                                      70,000        70,000
Swedbank, Stockholm,
3.27%, 8/29/05                                                                                     30,000        30,000
                                                                                                 --------      --------
                                                                                                                444,822
                                                                                                               --------
TOTAL EURODOLLAR TIME DEPOSITS (COST $588,822)                                                                  588,822
                                                                                                               --------

MUNICIPAL INVESTMENTS - 1.3%
ADMINISTRATION OF ENVIRONMENTAL AND HOUSING PROGRAMS - 0.2%
State of Texas G.O. Taxable, VRN,
Veterans' Land Refunding Bonds,
3.30%, 7/8/05                                                                                      14,960        14,960
                                                                                                 --------      --------

BUSINESS SERVICES - 0.2%
Bonbright Distributors, Inc. VRDN,
3.39%, 7/8/05                                                                                       3,100         3,100
FBC Chemical Corp. Taxable VRDN,
Series 2000 (National City Bank LOC),
3.39%, 7/8/05                                                                                       2,565         2,565
JCM Properties, LP VRDN, Series 1998,
3.39%, 7/8/05                                                                                       1,920         1,920
Malone College Project Taxable VRDN
(National City Bank LOC),
3.39%, 7/8/05                                                                                       1,800         1,800
Schreiber Industrial Park - North Carolina Taxable VRDN,
Series 1997,
3.39%, 7/8/05                                                                                       4,460         4,460
Smith Clinic Project Taxable VRDN, Series 2000,
3.39%, 7/8/05                                                                                       4,865         4,865
                                                                                                 --------      --------
                                                                                                                 18,710
                                                                                                               --------

                            MONEY MARKET FUNDS 8 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                               PRINCIPAL
                                                                 AMOUNT         VALUE
                                                                 (000S)         (000S)
                                                               ----------     ----------
MUNICIPAL INVESTMENTS - 1.3% - CONTINUED
ENGINEERING, ACCOUNTING AND MANAGEMENT - 0.1%
California PCR Environmental Improvement Taxable
CP Series 1997, Browning Ferris Project,
3.17%, 7/7/05                                                  $   10,000     $   10,000
                                                               ----------     ----------
EXECUTIVE, LEGISLATIVE AND GENERAL GOVERNMENT - 0.4%
Cook County, Illinois, G.O. Taxable Bonds, Series 2002A,
3.36%, 7/8/05                                                      16,500         16,500
Cook County, Illinois, G.O. Taxable Bonds, Series 2004D,
3.36%, 7/8/05                                                      10,000         10,000
State of Michigan G.O. Taxable Bonds, Series 2004B,
2.85%, 8/10/05                                                      6,930          6,930
State of Texas G.O. Taxable Bonds, Series B,
3.31%, 7/8/05                                                       2,600          2,600
                                                               ----------     ----------
                                                                                  36,030
                                                                              ----------
HEALTH SERVICES - 0.3%
Healthcare Network Properties, LLC Loan Program VRN,
Series 1999A (National City Bank LOC),
3.34%, 7/8/05                                                      17,050         17,050
Integris Health, Inc. Taxable VRDB,
Baptist Medical Plaza Association,
3.43%, 7/8/05                                                      11,445         11,445
                                                               ----------     ----------
                                                                                  28,495
                                                                              ----------

MEMBERSHIP ORGANIZATIONS - 0.0%
American Association of Retired Persons VRDN,
3.25%, 7/8/05                                                       3,100          3,100
                                                               ----------     ----------

REAL ESTATE - 0.1%
Wilmington Pike LLC Project Taxable VRDN, Series 2000,
3.39%, 7/8/05                                                       2,900          2,900
                                                               ----------     ----------
TOTAL MUNICIPAL INVESTMENTS (COST $114,195)                                      114,195
                                                                              ----------

U.S. GOVERNMENT AGENCIES - 1.6% (2)
FANNIE MAE - 1.6%
FNMA, FRN,
3.09%, 8/8/05                                                      60,000         59,974
3.25%, 9/9/05                                                      70,000         69,981
                                                               ----------     ----------
                                                                                 129,955
                                                                              ----------
TOTAL U.S. GOVERNMENT AGENCIES (COST $129,955)                                   129,955
                                                                              ----------

REPURCHASE AGREEMENTS - 32.7%
(COLLD. AT A MINIMUM OF 102% BY U.S. TREASURY BONDS/NOTES)
JOINT REPURCHASE AGREEMENTS - 1.3%
Bank of America Securities LLC, dated 6/30/05,
repurchase price $37,022
2.80%, 7/1/05                                                      37,019         37,019
Morgan Stanley & Co., Inc., dated 6/30/05,
repurchase price $24,682
2.87%, 7/1/05                                                      24,680         24,680

                            MONEY MARKET FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                        PRINCIPAL
                                                                          AMOUNT           VALUE
                                                                          (000S)           (000S)
                                                                       ------------     ------------
REPURCHASE AGREEMENTS - 32.7% - CONTINUED
(COLLD. AT A MINIMUM OF 102% BY U.S. TREASURY BONDS/NOTES)
JOINT REPURCHASE AGREEMENTS - 1.3% - (CONTINUED)
Societe Generale - New York Branch,
dated 6/30/05, repurchase price $12,341
2.87%, 7/1/05                                                          $     12,340     $     12,340
UBS Securities LLC, dated 6/30/05,
repurchase price $37,023
2.97%, 7/1/05                                                                37,019           37,019
                                                                       ------------     ------------
                                                                                             111,058
                                                                                        ------------

(COLLD. AT A MINIMUM OF 102% BY U.S. GOVERNMENT/AGENCY SECURITIES)
REPURCHASE AGREEMENTS - 31.4%
Bank of America N.A., dated 6/30/05,
repurchase price $475,046
3.45%, 7/1/05                                                               475,000          475,000
Bear Stearns, Inc., dated 6/30/05,
repurchase price $125,012
3.49%, 7/1/05                                                               125,000          125,000
Credit Suisse First Boston Corp., dated 6/30/05,
repurchase price $100,010
3.43%, 7/1/05                                                               100,000          100,000
Deutsche Bank Securities, Inc., dated 6/30/05,
repurchase price $150,014
3.45%, 7/1/05                                                               150,000          150,000
Goldman Sachs & Co., Inc., dated 6/30/05,
repurchase price $300,029
3.45%, 7/1/05                                                               300,000          300,000
Goldman Sachs & Co., Inc., dated 6/30/05,
repurchase price $150,014
3.48%, 7/1/05                                                               150,000          150,000
Lehman Brothers, Inc., dated 6/30/05,
repurchase price $148,422
3.47%, 7/1/05                                                               148,408          148,408
Merrill Lynch, Inc., dated 6/30/05,
repurchase price $480,046
3.45%, 7/1/05                                                               480,000          480,000
UBS Securities LLC, dated 6/30/05,
repurchase price $690,066
3.45%, 7/1/05                                                               690,000          690,000
                                                                       ------------     ------------
                                                                                           2,618,408
                                                                                        ------------
TOTAL REPURCHASE AGREEMENTS (COST $2,729,466)                                              2,729,466
                                                                                        ------------

TOTAL INVESTMENTS - 100.0% (COST $8,341,941) (3)                                        $  8,341,941

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(3) The cost for federal income tax purposes was $8,341,941.

                           MONEY MARKET FUNDS 10 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the total investments.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld. Collateralized

CP Commercial Paper

FNMA Fannie Mae

FRCP Floating Rate Commerical Paper

FRN Floating Rate Notes

FSB Federal Savings Bank

GIC Guaranteed Investment Contract

G.O. General Obligation

LOC Letter of Credit

MTN Medium Term Notes

PCR Pollution Control Revenue

VRDB Variable Rate Demand Bonds

VRDN Variable Rate Demand Notes

VRN Variable Rate Notes

                           MONEY MARKET FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND
JUNE 30, 2005 (UNAUDITED)

                                                     PRINCIPAL
                                                       AMOUNT       VALUE
                                                       (000S)       (000S)
                                                     ---------     --------
MUNICIPAL INVESTMENTS - 100.0%
ALABAMA - 0.7%
Columbia IDB Revenue VRDB, Series 1997 (AMT),
Alabama Power Company Project,
2.66%, 7/8/05                                        $  15,000     $ 15,000
Eutaw IDB Pollution Control VRDB,
Green County Project (Mississippi
Power Co. Gtd.),
2.33%, 7/1/05                                            6,550        6,550
McIntosh IDB Environmental
Facilities Refunding Bonds, Series 1998E (AMT),
CIBA Specialty Chemicals Corp. (CIBA
Specialty Chemicals Corp. Gtd.),
2.64%, 7/1/05                                            4,500        4,500
Mobile Spring Hill College VRDB,
Series 2004B, Spring Hill College
Project (Regions Bank LOC),
2.31%, 7/8/05                                            5,200        5,200
                                                     ---------     --------
                                                                     31,250
                                                                   --------

ALASKA - 0.2%
Alaska International Airports
Revenue VRDB, Series 1999-I (AMT),
Wachovia MERLOTS (AMBAC Insured), (1)
2.37%, 7/8/05                                            3,750        3,750
Anchorage Higher Education
Revenue Refunding Bonds VRDB,
Series 1993, Alaska Pacific
University (Bank of America, N.A. LOC),
2.33%, 7/8/05                                            5,605        5,605
                                                     ---------     --------
                                                                      9,355
                                                                   --------

ARIZONA - 1.0%
Apache County IDA VRDN,
Series 1996 (AMT), Imperial
Components, Inc. Project (Harris
Trust & Savings Bank LOC),
2.38%, 7/8/05                                              900          900
Arizona Health Facilities Authority Revenue VDRB,
The Terraces Project (Lloyds TSB Bank LOC),
Series 2003B-1,
2.29%, 7/8/05                                            7,850        7,850
Series 2003B-2,
2.29%, 7/8/05                                            6,510        6,510
Chandler IDA Multifamily, Series 2000,
River Ranch Apartments Project (FHLMC LOC),
2.30%, 7/8/05                                            1,325        1,325

                            MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                   PRINCIPAL
                                                                    AMOUNT         VALUE
                                                                    (000S)         (000S)
                                                                   ---------     ---------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
ARIZONA - 1.0% - (CONTINUED)
Coconino County PCR, Series 1994-A (AMT),
Arizona Public Services Navaho Project
(KBC Bank LOC),
2.37%, 7/1/05                                                      $  19,060     $  19,060
Maricopa County IDA SFM Revenue
Bonds, Series 2001-2B (AMT),
Wachovia MERLOTS
Series 2001-A126
(Colld. by Maricopa County IDA SFM), (1)
2.37%, 7/8/05                                                            100           100
Phoenix IDA Multifamily Housing Revenue,
Series 1999, Southwest Village Apartments Project (FNMA Gtd.),
2.29%, 7/8/05                                                          1,500         1,500
Phoenix IDA SFM, Series 2001-2A
(AMT), Merrill Lynch P-Floats
PT-1344, (1)
2.32%, 7/8/05                                                            485           485
Salt River Project System Revenue
Refunding Bonds, Citicorp Eagle
Trust Series 2002A, (1)
2.32%, 7/8/05                                                          8,000         8,000
Sun Devil Energy Center LLC Revenue,
Series 2004, Arizona State University Project (FGIC Insured),
2.32%, 7/8/05                                                          1,500         1,500
Yuma Arizona IDA Multifamily VRDB, Series 2003,
Encanto Apartments Project (FNMA LOC),
2.27%, 7/8/05                                                            735           735
                                                                   ---------     ---------
                                                                                    47,965
                                                                                 ---------

ARKANSAS - 0.4%
Arkansas Development Finance
Authority VRDB, Series 2000 (AMT),
ENSCO, Inc. Project (Wachovia Bank LOC),
2.34%, 7/8/05                                                          7,000         7,000
Benton County Public Facilities
Board VRDB, Series 2002 (AMT),
Bentonville Apartments (FHLMC Gtd.),
2.32%, 7/8/05                                                          9,500         9,500
Green County IDR, Series 1999 (AMT),
Jimmy Sanders, Inc. Project (Amsouth Bank
Birmingham LOC),
2.55%, 7/8/05                                                          4,200         4,200
                                                                   ---------     ---------
                                                                                    20,700
                                                                                 ---------

                            MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                    PRINCIPAL
                                                                     AMOUNT         VALUE
                                                                     (000S)         (000S)
                                                                    ---------     ---------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
CALIFORNIA - 0.3%
California Educational Facilities Authority,
Series 2005B, Pitzer College Project
(Bank of New York LOC),
2.23%, 7/8/05                                                       $   5,250     $   5,250
California Statewide Community Development Authority VRDB,
Series 2001, Senior Living Facility (Bank of New York LOC),
2.26%, 7/8/05                                                             600           600
San Francisco City & County Redevelopment Agency,
Series 1985B, Bayside Village Project
(JPMorgan Chase Bank LOC),
2.24%, 7/8/05                                                           9,100         9,100
                                                                    ---------     ---------
                                                                                     14,950
                                                                                  ---------

COLORADO - 2.8%
Castle Pines North Metropolitan
District VRDB, Series 1999, Limited
Tax G.O. Bonds (U.S. Bank N.A. LOC),
2.37%, 7/8/05                                                           2,195         2,195
City of Greenwood Village Refunding VRDB, Series 2003,
Fiddlers Business Improvement District (U.S. Bank N.A. LOC),
2.35%, 7/8/05                                                           3,000         3,000
Colorado Educational & Cultural
Facilities Authority Revenue VRDB, Series 2000, Vail Mountain
School Project (KeyBank LOC),
2.35%, 7/8/05                                                           5,000         5,000
Colorado Educational & Cultural
Facilities Authority Revenue VRDB, Series 2001, Denver Museum
Project (JPMorgan Chase Bank LOC),
2.32%, 7/8/05                                                           2,100         2,100
Colorado Educational & Cultural
Facilities Authority Revenue VRDB, Series 2004, National Jewish
Federation Project (Bank of America, N.A. LOC),
2.30%, 7/1/05                                                           4,335         4,335
Colorado Educational & Cultural
Facilities Authority Revenue VRDB, Series 2005,
Student Housing Project (Citibank LOC),
2.30%, 7/8/05                                                           1,100         1,100
Colorado Educational & Cultural
Facilities Authority Revenue VRDB, Series 2005C, Jewish
Building Program Project (U.S. Bank N.A. LOC),
2.30%, 7/1/05                                                          11,500        11,500

                            MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                PRINCIPAL
                                                                                  AMOUNT       VALUE
                                                                                  (000S)       (000S)
                                                                                ---------     --------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
COLORADO - 2.8% - (CONTINUED)
Colorado HFA Economic Development
Revenue Bonds (AMT), Metal
Sales Manufacturing Corp. Project
(U.S. Bank N.A. LOC),
2.45%, 7/8/05                                                                   $   1,000     $   1,000
Colorado HFA Economic Development
Revenue Bonds (AMT), Walker Manufacturing Co.
Project (JPMorgan Chase Bank LOC),
2.47%, 7/8/05                                                                       2,680         2,680
Colorado HFA Revenue Bonds (AMT),
Genesis Innovations LLC
(JPMorgan Chase Bank LOC),
2.65%, 7/8/05                                                                       1,675         1,675
Colorado HFA Revenue Bonds (AMT),
Wachovia MERLOTS
Series 2002-A6 (MBIA Insured), (1)
2.37%, 7/8/05                                                                       6,070         6,070
Colorado HFA SFM Revenue Bonds,
Series 2001-A20 (AMT), Wachovia MERLOTS, (1)
2.37%, 7/8/05                                                                       2,550         2,550
Denver Airport System Revenue Bonds,
Series 2000A (AMT), Merrill Lynch P-Floats
PA-763 (AMBAC Insured), (1)
2.36%, 7/8/05                                                                       4,995         4,995
Denver Airport System Revenue Bonds,
Series 2005-6A (AMT), Roaring Fork Municipal
Products LLC (MBIA Insured), (1)
2.43%, 7/8/05                                                                      11,915        11,915
Denver Airport System Revenue Refunding Bonds,
Series 2002C (AMT) (Soc Gen LOC),
2.33%, 7/8/05                                                                      18,300        18,300
Denver Single Family VRDB, Series 2004A (AMT),
Draw Down (General Electric Capital Corp. Gtd.),
3.27%, 7/25/05                                                                     23,292        23,292
Eagle County Metropolitan District VRDB, Series 1999B,
Eagle Ranch Golf Course Enterprise (Fleet National Bank LOC),
2.35%, 7/8/05                                                                       6,580         6,580
Park Creek Metropolitan District VRDB,
Merrill Lynch P-Floats 2004-PT-2321 (Merrill Lynch and Co. Inc., Gtd.), (1)
2.37%, 7/8/05                                                                       3,570         3,570
Summit County Recreational Facilities Revenue Bonds,
Series 1992, Copper Mountain (Bank of Nova Scotia LOC),
2.38%, 7/8/05                                                                       9,475         9,475

                            MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                              PRINCIPAL
                                                                                AMOUNT         VALUE
                                                                                (000S)         (000S)
                                                                              ---------      ---------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
COLORADO - 2.8% - (CONTINUED)
Westminster Economic Development Authority Tax
Increment Revenue VRDB, Series 2005, North Huron Urban
Revewal Project (Depfa Bank PLC LOC),
2.31%, 7/8/05                                                                 $  10,000      $  10,000
                                                                              ---------      ---------
                                                                                               131,332
                                                                                             ---------

DELAWARE - 0.3%
New Castle County Airport Revenue Bonds, Series 2002 (AMT),
FlightSafety International, Inc. Project (Berkshire Hathaway, Inc. Gtd.),
2.32%, 7/8/05                                                                    16,615         16,615
                                                                              ---------      ---------

DISTRICT OF COLUMBIA - 0.9%
District of Columbia Metropolitan Airport Authority Revenue Bonds (AMT),
Citigroup ROCS Number 54 (MBIA Insured), (1)
2.43%, 7/8/05                                                                     2,495          2,495
District of Columbia Multifamily Housing Finance
Agency Revenue Bonds (AMT), Merrill Lynch P-Floats
PT-2391 (Merrill Lynch and Co. Inc., Gtd.), (1)
2.41%, 7/8/05                                                                     4,310          4,310
District of Columbia Revenue Bonds,
Henry J. Kaiser Foundation (Kaiser Family Foundation Gtd.),
2.31%, 7/8/05                                                                    10,100         10,100
District of Columbia Revenue Bonds,
Series 1998, Lowell School, Inc. Project (Wachovia Bank LOC),
2.34%, 7/8/05                                                                     3,580          3,580
District of Columbia TRANS,
Series 2004,
3.50%, 9/30/05                                                                   12,500         12,529
District of Columbia Water & Sewer Authority VRDB,
Series 1998, Citibank Eagle Trust 985201 (FSA Corp. Insured), (1)
2.32%, 7/8/05                                                                     3,300          3,300
District of Columbia Water & Sewer Revenue Bonds,
Citicorp Eagle Trust 8121A (FSA Corp. Insured), (1)
2.32%, 7/8/05                                                                     7,590          7,590
                                                                              ---------      ---------
                                                                                                43,904
                                                                                             ---------

FLORIDA - 2.1%
Alachua County Health Facilities & Continued Care VRDB,
Series 2002A, Oak Hammock University Project (BNP Paribas LOC),
2.30%, 7/1/05                                                                     1,500          1,500
Alachua County Health Facilities VRDB,
Series 2002, Shands Health Care (SunTrust Bank LOC),
2.28%, 7/1/05                                                                     4,000          4,000
Capital Trust Agency - Air Cargo VRDB, Series 2004A (AMT),
Aero Miami FX LLC Project (JPMorgan Chase Bank LOC),
2.37%, 7/8/05                                                                     8,300          8,300

                            MONEY MARKET FUNDS 5 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                          PRINCIPAL
                                                                                            AMOUNT       VALUE
                                                                                            (000S)       (000S)
                                                                                          ---------     --------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
FLORIDA - 2.1% - (CONTINUED)
Dade County Special Obligation Refunding Bonds,
Morgan Stanley Floating Rate Trust Certificates, Series 2000-415 (AMBAC Insured), (1)
2.31%, 7/8/05                                                                             $   8,995     $   8,995
Duval County Housing Revenue Bonds,
Series 2003 (AMT), Camri Green Apartments (FNMA LOC),
2.32%, 7/8/05                                                                                 3,000         3,000
Florida Board of Education Capital Outlay Revenue Bonds,
Citicorp Eagle Trust, Series 20000902, (1)
2.32%, 7/8/05                                                                                 4,550         4,550
Florida Department of Juvenile Justice COP,
Wachovia MERLOTS, Series 2000-000 (MBIA Insured), (1)
2.32%, 7/8/05                                                                                 5,740         5,740
Florida Housing Finance Corp. Revenue VRDB (AMT),
Merrill Lynch P-Floats PT-451,
Homeowner Mortgage Services (FSA Corp. Insured), (1)
2.36%, 7/8/05                                                                                 1,420         1,420
Florida Housing Finance Corp. Revenue VRDB,
Series 2002-1, Lighthouse Bay Apartments (FHLMC LOC),
2.27%, 7/8/05                                                                                 4,500         4,500
Highlands County Health Facilities Authority VRDB,
Adventist Health System Sunbelt (SunTrust Bank LOC),
Series 1996A,
2.29%, 7/8/05                                                                                 2,945         2,945
Series 1997A,
2.29%, 7/8/05                                                                                 3,630         3,630
Hillsborough County Aviation Authority VRDB, Series 2003A (AMT),
Wachovia MERLOTS, Series 2003-A18 (MBIA Insured), (1)
2.37%, 7/8/05                                                                                 3,970         3,970
Jacksonville Economic Development Community Health
Care Facilities Revenue Refunding VRDB,
Series 2005, Methodist Project (SunTrust Bank LOC),
2.28%, 7/1/05                                                                                 6,260         6,260
Lee County IDA Health Care Facilities VRDB,
Series 1999B, Shell Point Village Project (Bank of America, N.A. LOC),
2.30%, 7/8/05                                                                                 3,500         3,500
Miami-Dade County HFA VRDB, Series 2002-8 (AMT),
Ward Towers Assisted (Bank of America, N.A. LOC),
2.35%, 7/8/05                                                                                 1,700         1,700
Miami-Dade County IDA IDR VRDB, Series 2004 (AMT),
Tarmac America Project (Bank of America, N.A. LOC),
2.35%, 7/8/05                                                                                 3,000         3,000

                            MONEY MARKET FUNDS 6 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                              PRINCIPAL
                                                                                AMOUNT        VALUE
                                                                                (000S)        (000S)
                                                                              ---------      ---------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
FLORIDA - 2.1% - (CONTINUED)
Orange County Health Facility Revenue Bonds,
Morgan Stanley Floating Rate Trust Certificates Series 17,
Adventist-Health (AMBAC Insured), (1)
2.36%, 7/8/05                                                                 $   9,345      $   9,345
Orange County Multifamily Housing VRDB,
Series 1997, Palm Key Apartments Project (FHLMC LOC),
2.31%, 7/8/05                                                                     4,400          4,400
Orlando Greater Aviation Authority VRDB, Series 2003A (AMT),
FlightSafety International, Inc. Project (Berkshire Hathaway, Inc. Gtd.),
2.34%, 7/8/05                                                                     5,000          5,000
Pinellas County HFA VRDB, Series 2004,
Alta Largo Apartments Project (Amsouth Bank Birmingham LOC),
2.36%, 7/8/05                                                                     5,000          5,000
Polk County IDA Revenue Bonds, Series 2004,
Lifepath Hospice Project (SunTrust Bank LOC),
2.29%, 7/8/05                                                                     3,000          3,000
Putnam County Development Authority Revenue Bonds, Series 1984,
Seminole Electric Cooperative Project,
2.65%, 12/15/05                                                                   3,540          3,540
St. Lucie County IDA Revenue Bonds, Series 2000 (AMT),
Freedom Plastics Project (LaSalle Bank LOC),
2.35%, 7/8/05                                                                     2,000          2,000
                                                                              ---------      ---------
                                                                                                99,295
                                                                                             ---------

GEORGIA - 6.8%
Atlanta Airport Authority Revenue Bonds (AMT),
Wachovia MERLOTS, Series 2000CCC (FGIC Insured), (1)
2.37%, 7/8/05                                                                     5,800          5,800
Atlanta Airport Authority Revenue Bonds (AMT),
Wachovia MERLOTS, Series 2004C14 (FSA Corp. Insured),(1)
2.37%, 7/8/05                                                                     3,995          3,995
Atlanta Urban Residential Authority VRDB,
Series 2002A (AMT), Auburn Glenn Apartments (Wachovia Bank LOC),
2.34%, 7/8/05                                                                     4,900          4,900
Atlanta Urban Residential Finance Authority Revenue Bonds,
Series 2000 (AMT), Carver Redevelopment Project (SunTrust Bank LOC),
2.34%, 7/8/05                                                                     1,200          1,200
Bulloch County Development Authority Revenue Bonds,
Series 1999 (AMT), Apogee Enterprises, Inc. (Bank of New York LOC),
2.38%, 7/8/05                                                                     5,400          5,400
Carollton County Housing Authority VRDB,
Series 2003 (AMT), Magnolia Lake Apartments (SunTrust Bank LOC),
2.34%, 7/8/05                                                                    11,920         11,920

                            MONEY MARKET FUNDS 7 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                            PRINCIPAL
                                                                              AMOUNT       VALUE
                                                                              (000S)       (000S)
                                                                            ---------     ---------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
GEORGIA - 6.8% - (CONTINUED)
Clayton County Development Authority VRDB,
Delta Airlines Project (General Electric Capital Corp. LOC),
Series 2000B (AMT),
2.35%, 7/8/05                                                               $  18,300     $  18,300
Series 2000C (AMT),
2.35%, 7/8/05                                                                  39,355        39,355
Clayton County Development Authority VRDB, Series 2000A,
Delta Airlines Project (General Electric Capital Corp. LOC),
2.30%, 7/8/05                                                                  21,000        21,000
Clayton County Housing Authority VRDB, Series 2003A (AMT),
Forest Club Estates Project (FHLB of San Francisco LOC),
2.40%, 7/1/05                                                                   9,500         9,500
Cobb County Housing Authority VRDB, Series 2003 (AMT),
Woodchase Village Apartments (Regions Bank LOC),
2.35%, 7/8/05                                                                   4,000         4,000
De Kalb County Housing Authority VRDB, Series 2002A1 (AMT),
Mountain Crest Apartments Project (SunTrust Bank LOC),
2.34%, 7/8/05                                                                   4,000         4,000
De Kalb County Multifamily Housing Authority VRDB, Series 2002 (AMT),
Wesley Club Apartments (SunTrust Bank LOC),
2.34%, 7/8/05                                                                   2,900         2,900
East Point Multifamily Housing Authority VRDB, Series 2003 (AMT),
Robins Creste Apartments Project (Bank of America, N.A. LOC),
2.50%, 7/8/05                                                                   6,940         6,940
East Point Multifamily Housing Authority VRDB, Series 2004 (AMT),
Village Highlands Apartments (SunTrust Bank LOC),
2.34%, 7/8/05                                                                   3,000         3,000
Fulton County Development Authority Revenue Bonds, Series 2000,
Holy Innocents Episcopal School Project (SunTrust Bank LOC),
2.29%, 7/8/05                                                                   6,500         6,500
Fulton County Multifamily Housing Authority Revenue VRDB, Series 1994A,
Champions Green Apartments Project (SunTrust Bank LOC),
2.30%, 7/8/05                                                                  13,860        13,860
Georgia Medical Center Hospital Authority VRDB, Series 2004,
Spring Harbor at Green Island (HBOS Treasury Services LOC),
2.29%, 7/8/05                                                                  14,400        14,400
Georgia State G.O. VRDB, (1)
Eagle Trust Series 97C1001,
2.32%, 7/8/05                                                                  15,500        15,500
Eagle Trust Series 97C1002,
2.32%, 7/8/05                                                                  15,100        15,100
Eagle Trust Series 99D1002,
2.32%, 7/8/05                                                                  24,280        24,280

                            MONEY MARKET FUNDS 8 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                               PRINCIPAL
                                                                                 AMOUNT       VALUE
                                                                                 (000S)       (000S)
                                                                               ---------     --------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
GEORGIA - 6.8% - (CONTINUED)
Georgia State Ports Authority Bonds (AMT),
Colonel Island Terminal Project (SunTrust Bank LOC),
2.34%, 7/8/05                                                                  $   3,410     $   3,410
Gwinnet County Development Authority IDR Bonds (AMT),
CBD Management LLC Project (Wachovia Bank LOC),
2.39%, 7/8/05                                                                      2,100         2,100
Gwinnet County Housing Authority Revenue Bonds (AMT),
Herrington Mill Apartments Project (SunTrust Bank LOC),
2.34%, 7/8/05                                                                      8,000         8,000
Gwinnet County Multifamily Housing VRDB,
Series 1996, Post Corners Project (FNMA Gtd.),
2.38%, 7/8/05                                                                     12,960        12,960
Gwinnet County Multifamily Housing VRDB,
Series 1997, Post Chase Project (FNMA Gtd.),
2.29%, 7/8/05                                                                      2,500         2,500
Kennesaw Development Authority VRDB,
Series 2004 (AMT), Walton Ridenour Apartments (SunTrust Bank LOC),
2.34%, 7/8/05                                                                      5,000         5,000
Macon Water & Sewer Authority Revenue VRDB,
2.30%, 7/8/05                                                                      5,900         5,900
Richmond County Authority Revenue Anticipation Certificates,
Series 2003, University Health Services, Inc. Project (SunTrust Bank LOC),
2.29%, 7/8/05                                                                      9,600         9,600
Rockdale County Hospital Authority RAN,
Series 2002, Rockdale Hospital (SunTrust Bank LOC),
2.29%, 7/8/05                                                                     10,365        10,365
Roswell Multifamily Housing Authority VRDB,
Series 1994, Wood Crossing (FHLMC LOC),
2.29%, 7/8/05                                                                      9,300         9,300
Savannah EDA Revenue VRDN,
Series 1997 (AMT), Georgia Kaolin Terminals (Bank of America, N.A. LOC),
2.35%, 7/8/05                                                                      5,000         5,000
Smyrna Multifamily Housing Authority VRDB,
Series 1995, Post Valley Project (FNMA Gtd.),
2.29%, 7/8/05                                                                      3,000         3,000
Smyrna Multifamily Housing Authority VRDB,
Series 1996, Gardens Post Village Project (FNMA Gtd.),
2.29%, 7/8/05                                                                      5,950         5,950
Thomasville Hospital Authority Revenue Anticipation Certificates,
Series 2003, JD Archibald Memorial Hospital Project (SunTrust Bank LOC),
2.29%, 7/8/05                                                                      5,400         5,400
Waleska Downtown Development Authority Revenue Bonds,
Reinhardt College Project (Regions Bank of Alabama LOC),
2.31%, 7/8/05                                                                      3,600         3,600

                            MONEY MARKET FUNDS 9 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                       PRINCIPAL
                                                                         AMOUNT       VALUE
                                                                         (000S)       (000S)
                                                                       ---------     ---------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
GEORGIA - 6.8% - (CONTINUED)
Whitfield County IDA Revenue Bonds (AMT),
H&S Whitting, Inc. Project (Bank of America, N.A. LOC),
2.35%, 7/8/05                                                          $     800     $     800
                                                                       ---------     ---------
                                                                                       324,735
                                                                                     ---------

HAWAII - 0.2%
Hawaii Department of Finance VRDB,
Series 2003D, Kahala Nui Project (LaSalle Bank LOC),
2.29%, 7/8/05                                                              1,800         1,800
Hawaii State G.O. Bonds,
Citicorp Eagle Trust 2000-1101(FGIC Insured), (1)
2.32%, 7/8/05                                                              6,000         6,000
                                                                       ---------     ---------
                                                                                         7,800
                                                                                     ---------

IDAHO - 0.9%
Boise City Housing Authority VRDB,
Series 2002B (AMT), Civic Plaza Housing Project (KeyBank LOC),
2.45%, 7/8/05                                                             12,825        12,825
Idaho Health Facilities Authority Revenue,
Series 1985, Pooled Fing Program Project (U.S. Bank N.A. LOC),
2.35%, 7/8/05                                                              9,050         9,050
Idaho Housing and Finance Association SFM Revenue VRDB (AMT),
1.80%, 7/1/05                                                              8,000         8,000
Idaho Housing and Finance Association SFM Revenue VRDB,
Series C-I,
2.45%, 7/8/05                                                             14,900        14,900
                                                                       ---------     ---------
                                                                                        44,775
                                                                                     ---------

ILLINOIS - 13.1%
Arlington Heights IDR Bonds, Series 1997 (AMT),
3E Graphics & Printing Project (Harris Trust & Savings Bank LOC),
2.38%, 7/8/05                                                              1,670         1,670
Aurora IDR Bonds, Series 2001 (AMT),
Kenson Industries, Inc. Project (Harris Trust & Savings Bank LOC),
2.38%, 7/8/05                                                              2,875         2,875
Aurora Kane & Dupage Counties IDB,
Series 1999, Jania Family LLC Project (LaSalle Bank LOC),
2.46%, 7/8/05                                                              5,330         5,330
Bolingbrook Will-Dupage County Special Service Area 2 VRDB,
Series 2001B, Bloomfield West Project (JPMorgan Chase Bank LOC),
2.41%, 7/8/05                                                                500           500
Chicago Board of Education G.O. Bonds,
Wachovia MERLOTS Series 2001-A47,
School Reform (FGIC Insured), (1)
2.32%, 7/8/05                                                              9,325         9,325

                           MONEY MARKET FUNDS 10 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                      PRINCIPAL
                                                                        AMOUNT        VALUE
                                                                        (000S)        (000S)
                                                                      ---------      ---------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
ILLINOIS - 13.1% - (CONTINUED)
Chicago Board of Education G.O. Unlimited VRDB, Series A
PA 616, School Reform Board (FGIC Insured), (1)
2.32%, 7/8/05                                                         $   6,705      $   6,705
Chicago Board of Education VRDB,
Series 2000A, School Reform Board (FGIC Insured), (1)
2.38%, 7/8/05                                                             6,200          6,200
Chicago G.O. Project & Refunding Bonds,
Series 1998M, Bank of America Partnership (FGIC Insured), (1)
2.38%, 7/8/05                                                            15,000         15,000
Chicago G.O. Refunding VRDB,
Series 1998, Citicorp Eagle Trust 981302 (FSA Corp. Insured), (1)
2.32%, 7/8/05                                                            11,600         11,600
Chicago IDR Bonds, Series 1992 (AMT),
Eli's Chicagos Finest, Inc. Project (LaSalle Bank LOC),
2.37%, 7/8/05                                                             1,265          1,265
Chicago IDR Bonds, Series 1992 (AMT),
Enterprise Center VIII Project (LaSalle Bank LOC),
2.37%, 7/8/05                                                             7,200          7,200
Chicago IDR Bonds, Series 1992 (AMT),
Enterprise Center IX Project (LaSalle Bank LOC),
2.37%, 7/8/05                                                             4,750          4,750
Chicago IDR Bonds, Series 1998 (AMT),
Freedman Seating Co. Project (LaSalle Bank LOC),
2.37%, 7/8/05                                                             2,975          2,975
Chicago IDR VRDB, Series 2001 (AMT),
John Hofmeister & Sons (Harris Trust & Savings Bank LOC),
2.38%, 7/8/05                                                             4,880          4,880
Chicago Metropolitan Water District G.O. VRDB,
Series 2002A,
2.30%, 7/8/05                                                            38,000         38,000
Chicago Multifamily Housing Revenue VRDB (AMT),
Churchview Supportive Living (Harris Trust & Savings LOC),
2.38%, 7/8/05                                                             3,000          3,000
Chicago Multifamily Housing Revenue VRDB (AMT),
Renaissance Center LP Project (Harris Trust & Savings Bank LOC),
Series 1999A,
2.38%, 7/8/05                                                             2,920          2,920
Series 1999B,
2.38%, 7/8/05                                                             1,700          1,700
Chicago Multifamily Housing Revenue VRDB,
Series 2004A (AMT), Central Station Project (FNMA LOC),
2.33%, 7/8/05                                                            33,000         33,000

                           MONEY MARKET FUNDS 11 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                 PRINCIPAL
                                                                                   AMOUNT        VALUE
                                                                                   (000S)        (000S)
                                                                                 ---------      ---------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
ILLINOIS - 13.1% - (CONTINUED)
Chicago O'Hare International Airport Revenue VRDB,
Series 2002 (AMT), O'Hare Technology Center II Project (LaSalle Bank LOC),
2.37%, 7/8/05                                                                    $   5,000      $   5,000
Chicago O'Hare International Airport Revenue VRDB,
Series 2003 (AMT), Citigroup ROCS Series RR II R 239 (FSA Corp. Insured), (1)
2.36%, 7/8/05                                                                        5,200          5,200
Chicago Park District G.O. VRDB,
Wachovia MERLOTS Series 2001-A61, Tax Park Project (FGIC Insured), (1)
2.32%, 7/8/05                                                                        7,110          7,110
Chicago School Reform Board G.O. VRDB,
Series 1996, Bank of America (MBIA Insured), (1)
2.38%, 7/8/05                                                                       13,300         13,300
Chicago Second Lien Revenue VRDB,
Series 1998A (AMT), Midway Airport Project (MBIA Insured),
2.34%, 7/1/05                                                                       20,000         20,000
Chicago SFM Revenue Bonds,
Series 2003-9 (AMT), Roaring Fork Municipal Products LLC (MBIA Insured), (1)
2.38%, 7/8/05                                                                       15,970         15,970
Chicago SFM Revenue VRDB, Series C (AMT),
Wachovia MERLOTS Series 2000-A31, (1)
2.37%, 7/8/05                                                                          265            265
Chicago Tender Notes,
Series 2004 (State Street Bank & Trust LOC),
2.20%, 12/8/05                                                                      15,890         15,889
Cook County Revenue Bonds,
Catholic Theological (Harris Trust & Savings LOC),
2.31%, 7/8/05                                                                        4,000          4,000
Des Plaines City VRDB, Series 1996 (AMT),
Finzer Roller, Inc. Project (Harris Trust & Savings Bank LOC),
2.38%, 7/8/05                                                                          930            930
Elgin City IDR VRDB,
Series 1996A (AMT), Bailey Development
LLC Project (LaSalle Bank LOC),
2.37%, 7/8/05                                                                        2,400          2,400
Elgin City IDR VRDB, Series 1999 (AMT),
Questek Manufacturing Corp. (JPMorgan Chase Bank LOC),
2.50%, 7/8/05                                                                        2,900          2,900
Elgin City IDR VRDB, Series 2001 (AMT),
Gemini Moulding Project (LaSalle Bank LOC),
2.37%, 7/8/05                                                                        2,830          2,830
Elgin City Industrial Project Revenue VRDB (AMT),
1925 Holmes Road Project (Harris Trust & Savings Bank LOC),
2.38%, 7/8/05                                                                        2,925          2,925

                           MONEY MARKET FUNDS 12 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                            PRINCIPAL
                                                                              AMOUNT       VALUE
                                                                              (000S)       (000S)
                                                                            ---------     ---------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
ILLINOIS - 13.1% - (CONTINUED)
Evanston G.O. Bonds, Series 2002A,
Sherman Plaza Project,
2.29%, 7/8/05                                                               $  28,100     $  28,100
Fulton IDR VRDB, Series 1998 (AMT),
Drives, Inc. Project (Harris Trust & Savings Bank LOC),
2.38%, 7/8/05                                                                   3,375         3,375
Illinois Development Finance Authority IDR VRDB,
Series 1990B, Tajon Warehouse Project (JPMorgan Chase Bank LOC),
2.33%, 7/8/05                                                                   2,225         2,225
Illinois Development Finance Authority IDR VRDB,
Series 1997A (AMT), Randall Metals Corp. Project
(LaSalle Bank LOC),
2.57%, 7/8/05                                                                   1,860         1,860
Illinois Development Finance Authority IDR VRDB,
Series 1999 (AMT), Amtex Steel, Inc. Project (LaSalle Bank LOC),
2.37%, 7/8/05                                                                   4,900         4,900
Illinois Development Finance Authority IDR VRDB,
Series 2000 (AMT), Olson International Limited Project
(JPMorgan Chase Bank LOC),
2.47%, 7/8/05                                                                   1,155         1,155
Illinois Development Finance Authority Industrial Project Revenue VRDB,
Series 1990 (AMT), Solar Press, Inc. Project (LaSalle Bank LOC),
2.37%, 7/8/05                                                                   3,500         3,500
Illinois Development Finance Authority Revenue Bonds,
Series 1994 (AMT), NU-Way Industries, Inc. Project
(LaSalle Bank LOC),
2.37%, 7/8/05                                                                     800           800
Illinois Development Finance Authority Revenue Bonds,
Series 1998 (AMT), Flying Food Fare, Inc.
(Harris Trust & Savings Bank LOC),
2.40%, 7/8/05                                                                   2,900         2,900
Illinois Development Finance Authority Revenue Bonds,
Series 2001, YMCA of Metropolitan Chicago Project
(Harris Trust & Savings Bank LOC),
2.35%, 7/8/05                                                                  10,000        10,000
Illinois Development Finance Authority Revenue Bonds,
Series 2001C, Evanston Northwestern Healthcare Corp.
(Evanston Northwestern Healthcare Corp. Gtd.),
2.32%, 7/8/05                                                                   1,815         1,815
Illinois Development Finance Authority Revenue Bonds,
Series 2004, Robert Morris College (JPMorgan Chase Bank LOC),
2.35%, 7/8/05                                                                  11,340        11,340

                           MONEY MARKET FUNDS 13 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                PRINCIPAL
                                                                                  AMOUNT       VALUE
                                                                                  (000S)       (000S)
                                                                                ---------     ---------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
ILLINOIS - 13.1% - (CONTINUED)
Illinois Development Finance Authority Revenue VRDB,
Series 1999D2, AMR Pooled Finance Program (Fifth Third Bank LOC),
2.37%, 7/8/05                                                                   $   6,505     $   6,505
Illinois Development Finance Authority Revenue VRDB,
Series 2001 (AMT), Val-Matic (LaSalle Bank LOC),
2.37%, 7/8/05                                                                       6,080         6,080
Illinois Development Finance Authority Revenue VRDB,
Series 2002, St. Augustine College Project (JPMorgan Chase Bank LOC),
2.32%, 7/1/05                                                                       5,980         5,980
Illinois Development Finance Authority Revenue VRDN,
Series 1999A (AMT), Nuevo Hombres LLC Project
(JPMorgan Chase Bank LOC),
2.50%, 7/8/05                                                                       4,700         4,700
Illinois Development Finance Authority VRDB, Series 1997 (AMT),
Ciccone Food Products, Inc. (Harris Trust & Savings Bank LOC),
2.38%, 7/8/05                                                                       4,100         4,100
Illinois Development Finance Authority Water Facilities Revenue VRDB (AMT),
Illinois-American Water (MBIA Insured),
2.37%, 7/8/05                                                                       5,000         5,000
Illinois Educational Facilities Authority Revenue Bonds,
Series 1985, Cultural Pool (JPMorgan Chase Bank LOC),
2.30%, 7/8/05                                                                       2,195         2,195
Illinois Educational Facilities Authority Revenue Bonds,
Series 1999B, National Louis University (JPMorgan Chase Bank),
2.32%, 7/8/05                                                                       8,300         8,300
Illinois Educational Facilities Authority Revenue Bonds,
Series 2002 (AMT), Aurora University (Fifth Third Bank LOC),
2.40%, 7/8/05                                                                       3,300         3,300
Illinois Educational Facilities Authority Revenue Bonds,
University of Chicago Project,
1.65%, 7/28/05                                                                     10,000        10,000
Illinois Finance Authority Revenue Bonds,
Series 2004, Community Action Partnership (Citibank LOC),
2.31%, 7/8/05                                                                       3,125         3,125
Illinois First G.O., Series 2002,
Wachovia MERLOTS Series 2002B-04 (MBIA Insured), (1)
2.32%, 7/8/05                                                                      13,340        13,340
Illinois First G.O., Series 2002,
Wachovia MERLOTS Series 2003-A9 (MBIA Insured), (1)
2.32%, 7/8/05                                                                       5,630         5,630
Illinois G.O. & Revenue COP, Series 2005-21,
Clipper Tax-Exempt Trust Certificates
(Clipper Tax-Exempt Trust Insured), (1)
2.36%, 7/8/05                                                                      20,000        20,000

                           MONEY MARKET FUNDS 14 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                        PRINCIPAL
                                                                          AMOUNT       VALUE
                                                                          (000S)       (000S)
                                                                        ---------     ---------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
ILLINOIS - 13.1% - (CONTINUED)
Illinois Health Facilities Authority Revenue Bonds,
Advocate Health Care Network,
Series 2003A,
1.73%, 7/6/05                                                           $  11,100     $  11,100
Series 2003B,
2.30%, 11/15/05                                                             5,000         5,000
Illinois Health Facilities Authority VRDB, Series 1996,
Proctor Hospital (JPMorgan Chase Bank LOC),
2.35%, 7/8/05                                                               6,400         6,400
Illinois Health Facilities Authority VRDB, Series 2003,
Memorial Health Systems (JPMorgan Chase Bank LOC),
2.35%, 7/1/05                                                               2,600         2,600
Illinois Housing Development Authority VRDB, Series 2004 (AMT),
Danbury Court Apartments Project Phase II (LaSalle Bank LOC),
2.37%, 7/8/05                                                               2,200         2,200
Illinois Multifamily Finance Authority,
Series 2005, Villagebrook Apartments Project (FHLMC LOC),
2.30%, 7/8/05                                                               6,000         6,000
Illinois State G.O. Bonds, Series 2002,
Tax-Exempt Eagle Trust 20021301, Illinois First (FGIC Insured), (1)
2.32%, 7/8/05                                                               5,000         5,000
Illinois State Sales TRB,
Salomon Smith Barney Eagle Trust, (1)
2.32%, 7/8/05                                                               5,045         5,045
Justice VRDB, Series 2000 (AMT),
Candlewood Apartments Project (FNMA LOC),
2.41%, 7/8/05                                                              10,700        10,700
Knox Economic Development Revenue Bonds (AMT),
J.W. Hicks, Inc. Project (Harris Trust & Savings Bank LOC),
2.40%, 7/8/05                                                               5,685         5,685
Lake County Multifamily Housing Revenue Bonds,
Series 2004 (AMT), Rosewood Apartments Project (FHLMC Gtd.),
2.35%, 7/8/05                                                               4,400         4,400
Lisle Multifamily Housing Authority Revenue Bonds,
Ashley of Lisle Project (FHLMC LOC),
2.29%, 7/8/05                                                              14,800        14,800
Metropolitan Pier & Exposition Authority TRB,
Citicorp Eagle Trust Series 20026001
(MBIA Insured), (1)
2.32%, 7/8/05                                                              10,000        10,000
Metropolitan Pier & Exposition Authority TRB,
Wachovia MERLOTS Series 2000-VVV
(FGIC Insured), (1)
2.32%, 7/8/05                                                               6,000         6,000

                           MONEY MARKET FUNDS 15 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                PRINCIPAL
                                                                                  AMOUNT       VALUE
                                                                                  (000S)       (000S)
                                                                                ---------     ---------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
ILLINOIS - 13.1% - (CONTINUED)
Normal G.O. VRDN, Series 2003,
McLean County Project,
2.35%, 7/8/05                                                                   $   4,750     $   4,750
Peoria Multifamily Revenue Bonds,
Series 2003 (AMT), Oak Woods Apartments (FNMA Gtd.),
2.36%, 7/8/05                                                                       3,900         3,900
Regional Transportation Authority Revenue Bonds,
Citicorp Eagle Trust Series 20001303 (MBIA Insured), (1)
2.32%, 7/8/05                                                                      14,510        14,510
Roaring Forks O'Hare Municipal Certificates Class A2004-7
(MBIA Insured), (1)
2.43%, 7/8/05                                                                       3,600         3,600
Romeoville IDR VRDB,
Series 1997 (AMT), Metropolitan Industries, Inc. Project
(Harris Trust & Savings Bank LOC),
2.38%, 7/8/05                                                                       2,000         2,000
Savanna IDR VRDB, Series 1994 (AMT),
Metform Corp. Project (JPMorgan Chase Bank LOC),
2.40%, 7/8/05                                                                       6,500         6,500
Southwestern IDA VRDB, Series 2002 (AMT),
Waste Management, Inc. Project (JPMorgan Chase Bank LOC),
2.37%, 7/8/05                                                                       4,700         4,700
St. Clair County IDR VRDB (AMT),
Stellar Manufacturing Project (Bank of America, N.A. LOC),
2.40%, 7/8/05                                                                       4,050         4,050
Tinley Park IDR Bonds,
Series 2003 (AMT), Mariah Partners Project
(LaSalle Bank LOC),
2.37%, 7/8/05                                                                       3,645         3,645
University of Illinois Auxiliary Facility Revenue Bonds,
Eagle Trust Series 20001301 (MBIA Insured), (1)
2.32%, 7/8/05                                                                       3,000         3,000
University of Illinois Revenue Bonds, Auxiliary Facility System,
Wachovia MERLOTS Series 2000-S (MBIA Insured), (1)
2.32%, 7/8/05                                                                       3,500         3,500
University of Illinois Revenue Bonds, Auxiliary Facility System,
Wachovia MERLOTS Series 2003-A38 (AMBAC Insured), (1) (2)
1.65%, 8/10/05                                                                     20,595        20,595
Village of Niles IDR VRDB, Series 1996 (AMT),
Lewis Spring & Manufacturing Co. Project (Harris Trust & Savings Bank LOC),
2.38%, 7/8/05                                                                       1,550         1,550
Village of Vernon Hills IDR Bonds,
Series 1983 (AMT), Accurate Transmissions, Inc. (LaSalle Bank LOC),
2.37%, 7/8/05                                                                       3,380         3,380

                           MONEY MARKET FUNDS 16 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                           PRINCIPAL
                                                                             AMOUNT       VALUE
                                                                             (000S)       (000S)
                                                                           ---------     ---------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
ILLINOIS - 13.1% - (CONTINUED)
Warren County Industrial Project Revenue Bonds, Series 2002,
Monmouth College Project (Allied Irish Bank LOC),
2.31%, 7/8/05                                                              $   5,350     $   5,350
West Chicago City IDR VRDB, Series 1999 (AMT),
Royal Gold Ribbons Foods Project (JPMorgan Chase Bank LOC),
2.50%, 7/8/05                                                                  1,700         1,700
Will County Solid Waste Bonds,
Series 1997 (AMT) BASF Corp. (BASF Corp. Gtd.),
2.49%, 7/1/05                                                                  9,000         9,000
Will-Kankakee Regional Development Authority Revenue Bonds (AMT),
T.H. Davidson & Co., Inc. Project (LaSalle Bank LOC),
2.37%, 7/8/05                                                                  2,910         2,910
                                                                           ---------     ---------
                                                                                           621,409
                                                                                         ---------

INDIANA - 2.7%
Anderson City Economic Development Revenue VRDB,
Series 1996 (AMT), Gateway Village Project (FHLB LOC),
2.33%, 7/8/05                                                                  2,670         2,670
Avilla Economic Development Revenue Bonds, Series 1996 (AMT),
Pent Assemblies, Inc. Project (JPMorgan Chase Bank LOC),
2.47%, 7/8/05                                                                  3,000         3,000
Columbus Economic Development Revenue VRDB,
Series 2004 (AMT), Arbors at Water Edge Apartments Project (FHLB LOC),
2.35%, 7/8/05                                                                  3,850         3,850
Dekko Foundation Education Facilities COP,
Series 2001-1 (JPMorgan Chase Bank LOC),
2.52%, 7/8/05                                                                  4,565         4,565
Fort Wayne Economic Development VRDB,
Series 2004, University of St. Francis (JPMorgan Chase Bank LOC),
2.37%, 7/8/05                                                                  2,900         2,900
Hammond City Economic Development VRDB,
Series 1996A (AMT), Annex at Douglas Point Project (FHLB LOC),
2.33%, 7/8/05                                                                  2,735         2,735
Indiana Bank Revenue Bonds, Series A,
Mid-Year Funding Program Notes Project,
3.50%, 1/27/06                                                                 9,000         9,051
Indiana Development Finance Authority IDR VRDB (AMT),
Red Gold, Inc. Project (Harris Trust & Savings Bank LOC),
Series 1994A,
2.38%, 7/8/05                                                                  4,200         4,200
Series 1994B,
2.38%, 7/8/05                                                                  2,600         2,600
Indiana Development Finance Authority Industrial Revenue Bonds,
Youth Opportunity Center Project (JPMorgan Chase Bank LOC),
2.35%, 7/8/05                                                                  1,600         1,600

                           MONEY MARKET FUNDS 17 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT              VALUE
                                                                                     (000S)              (000S)
                                                                                   ---------             -------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
INDIANA - 2.7% - (CONTINUED)
Indiana Development Finance Authority VRDB,
Series 2001 (AMT), Bhar Co. Project (JPMorgan Chase Bank LOC),
2.65%, 7/8/05                                                                       $ 1,600              $ 1,600
Indiana Development Finance Authority VRDB,
Series 2002, Indianapolis Museum of Art (JPMorgan Chase Bank LOC),
2.35%, 7/8/05                                                                         6,200                6,200
Indiana Education Facilities Authority VRDB,
Series 2003, Franklin College (JPMorgan Chase Bank LOC),
2.35%, 7/1/05                                                                         3,700                3,700
Indiana Health Facilities Authority Revenue Bonds,
Senior Living Greencroft Project (LaSalle Bank LOC),
2.29%, 7/8/05                                                                        11,000               11,000
Indiana Health Facilities Finance Authority Revenue Bonds,
Series 2001A3, Ascension Health Credit Group (Ascension Health Gtd.),
2.50%, 2/1/06                                                                        10,000               10,000
Indiana Health Facilities Finance Authority Revenue Bonds,
Series 2004A, Clark Memorial Hospital (JPMorgan Chase Bank LOC),
2.32%, 7/8/05                                                                         9,500                9,500
Indiana Health Facilities Finance Authority VRDB,
Series 2004, Margaret Mary Community Hospital Project
(Fifth Third Bank LOC),
2.35%, 7/1/05                                                                           900                  900
Indiana State Development Finance Authority VRDB,
Indiana Historical Society, Inc. Project (JPMorgan Chase Bank LOC),
2.35%, 7/8/05                                                                         6,340                6,340
Indiana State HFA SFM Revenue Bonds (AMT),
Wachovia MERLOTS (Wachovia Bank), (1)
Series 2000B6,
2.37%, 7/8/05                                                                           125                  125
Series 2001A2,
2.37%, 7/8/05                                                                         1,270                1,270
Laporte City VRDB, Series 2001 (AMT),
Alpha Baking Co., Inc. Project (Harris Trust & Savings Bank LOC),
2.38%, 7/8/05                                                                         2,130                2,130
Marshall County Economic Development Revenue Bonds,
Series 2003, Culver Educational Foundation Project (JPMorgan Chase Bank LOC),
2.35%, 7/8/05                                                                         4,100                4,100
Noblesville Economic Development Revenue Bonds (AMT),
Princeton Lakes Apartments Project,
Series PJ-2003A (LaSalle Bank LOC),
2.37%, 7/8/05                                                                         8,900                8,900
Series PJ-2003B (FHLB LOC),
2.42%, 7/8/05                                                                         1,100                1,100

                           MONEY MARKET FUNDS 18 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                               PRINCIPAL
                                                                                                AMOUNT         VALUE
                                                                                                (000S)         (000S)
                                                                                               ---------       -------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
INDIANA - 2.7% - (CONTINUED)
North Vernon Economic Development Revenue Bonds (AMT),
Oak Meadows Apartments Project (FHLB LOC),
2.40%, 7/8/05                                                                                   $ 3,010        $ 3,010
Shelby Eastern School Building Corp. VRDB,
Wachovia MERLOTS Series 2001-A84 (FGIC Insured), (1)
2.32%, 7/8/05                                                                                     2,000          2,000
Tippecanoe County PCR Bonds (AMT),
Caterpillar, Inc. Project (Caterpillar, Inc., Gtd.),
2.38%, 7/8/05                                                                                     8,750          8,750
Vincennes University Revenue Bonds,
Series 2004G, Student Fees (JPMorgan Chase Bank LOC),
2.30%, 7/8/05                                                                                    10,425         10,425
                                                                                                -------        -------
                                                                                                               128,221
                                                                                                               -------
IOWA - 0.9%
Hills Healthcare Revenue VRDB,
Series 2002, Mercy Hospital Project (U.S. Bank N.A. LOC),
2.30%, 7/1/05                                                                                     1,200          1,200
Iowa Finance Authority Retirement Community Revenue Bonds,
Series 2003A, Deerfield Retirement (LaSalle Bank LOC),
2.29%, 7/8/05                                                                                     7,100          7,100
Iowa Finance Authority Retirement Community Revenue Bonds,
Series 2004, Western Home Community's Project (U.S. Bank N.A. LOC),
2.33%, 7/8/05                                                                                     1,100          1,100
Iowa Finance Authority Single Family Revenue Bonds (AMT),
Wachovia MERLOTS Series 2002-A46 (Colld. by U.S. Government Agency Securities), (1)
2.37%, 7/8/05                                                                                     3,400          3,400
Iowa Finance Authority VRDB, Series 2003A,
St. Luke's Health Foundation of Sioux City Project (General Electric Capital Corp. LOC),
2.30%, 7/8/05                                                                                     6,300          6,300
Iowa Higher Education Authority Private College Facilities Revenue Bonds,
Series 2000, Grand View Project (U.S. Bank N.A. LOC),
2.35%, 7/1/05                                                                                     2,135          2,135
Iowa Higher Education Authority Private College Facilities Revenue Bonds,
Series 2000, Loras College Project (LaSalle Bank LOC),
2.30%, 7/1/05                                                                                     6,300          6,300
Iowa Higher Education Authority Private College Revenue Bonds,
Series 2003, Des Moines University Project (Allied Irish Bank LOC),
2.35%, 7/1/05                                                                                     9,200          9,200
Iowa Higher Education Authority Revenue Bonds,
Series 2003, Graceland College (Bank of America, N.A. LOC),
2.35%, 7/8/05                                                                                     1,800          1,800

                           MONEY MARKET FUNDS 19 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                               PRINCIPAL
                                                                                                 AMOUNT        VALUE
                                                                                                 (000S)        (000S)
                                                                                               ---------       -------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
IOWA - 0.9% - (CONTINUED)
Iowa State School Cash Anticipation Program,
Warrants Certificates Series A (FSA Corp. Insured),
4.00%, 6/28/06                                                                                  $ 5,000        $ 5,066
                                                                                                -------        -------
                                                                                                                43,601
                                                                                                               -------
KANSAS - 0.8%
Colwich IDR Bonds, Series 1999 (AMT),
EPCO Carbondioxide Project (Regions Bank LOC),
2.50%, 7/8/05                                                                                     1,335          1,335
Kansas City IDA VRDB, Series 2005B,
Kansas City Downtown Redevelopment (AMBAC Insured),
2.31%, 7/8/05                                                                                    13,000         13,000
Kansas Development Finance Authority VRDB,
Series 2001 (AMT), Oak Ridge Park II Apartments Project (FHLB LOC),
2.50%, 7/8/05                                                                                     3,650          3,650
Kansas Development Finance Authority VRDB,
Series 2002G1 (AMT), Summit Woods Project (FNMA LOC),
2.35%, 7/8/05                                                                                     1,100          1,100
Kansas State Department of Transportation Highway Revenue VRDB,
Eagle Series 20001601, (1)
2.32%, 7/8/05                                                                                     5,975          5,975
Kansas State Finance Authority VRDB,
Series 2000N, Hays Medical Center (U.S. Bank N.A. LOC),
2.35%, 7/1/05                                                                                       950            950
Olathe Health Facilities Revenue Bonds,
Series 2002A,Olathe Medical Center Project (AMBAC Insured),
2.30%, 7/1/05                                                                                     3,305          3,305
Wichita Airport Facilities Revenue VRDB, Series VIII 2003 (AMT),
FlightSafety International, Inc. (Berkshire Hathaway, Inc. Gtd.),
2.34%, 7/8/05                                                                                     8,000          8,000
                                                                                                -------        -------
                                                                                                                37,315
                                                                                                               -------
KENTUCKY - 2.1%
Breckinridge County Revenue Bonds,
Series 2002A, County Leasing Trust (U.S. Bank N.A. LOC),
2.30%, 7/1/05                                                                                     7,100          7,100
Carroll County Solid Waste Disposal Revenue Bonds,
Series 2001 (AMT), BPB Acquisition Project (Bank of America, N.A. LOC),
2.32%, 7/8/05                                                                                     5,000          5,000
Carroll County Solid Waste Disposal Revenue VRDB,
Series 2000 (AMT), Celotex Corp. (Bank of America, N.A. LOC),
2.32%, 7/8/05                                                                                    15,790         15,790
Clark County Industrial Building Revenue VRDB,
Series 1996 (AMT), Bluegrass Art Cast Project (JPMorgan Chase Bank LOC),
2.47%, 7/8/05                                                                                     1,620          1,620

                           MONEY MARKET FUNDS 20 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                               PRINCIPAL
                                                                                                AMOUNT          VALUE
                                                                                                (000S)         (000S)
                                                                                               ---------       -------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
KENTUCKY - 2.1% - (CONTINUED)
Fort Mitchell, Kentucky League of Cities Trust Lease Program,
Series 2002 A (U.S. Bank N.A. LOC),
2.56%, 7/8/05                                                                                   $24,050        $24,050
Franklin County G.O. Refunding Notes,
Series 2001 (JPMorgan Chase Bank LOC),
2.40%, 7/8/05                                                                                     4,550          4,550
Henderson County Revenue Bonds,
Murray-Calloway County Public Hospital Project (Branch Banking & Trust Co. LOC),
2.37%, 7/8/05                                                                                     5,100          5,100
Henderson County VRDB, Series 2002B1,
Kentucky Hospital Association Health Facilities (Branch Banking & Trust Co. LOC),
2.37%, 7/8/05                                                                                     7,980          7,980
Kenton County Airport Board,
Series 2000B, Delta Air, Inc. Project (General Electric Capital Corp. LOC),
2.30%, 7/8/05                                                                                     7,700          7,700
Kentucky Development Finance Authority Revenue Bonds (AMT),
Republic Services, Inc. Project (Bank of America, N.A. LOC),
2.37%, 7/8/05                                                                                     8,500          8,500
Kentucky Development Finance Authority Revenue Bonds,
Series 2003 (AMT), Republic Services, Inc. Project (JPMorgan Chase Bank LOC),
2.37%, 7/8/05                                                                                     6,175          6,175
Morehead, Kentucky League of Cities Lease Program Revenue Bonds,
Series 2004A (U.S. Bank N.A. LOC),
2.56%, 7/8/05                                                                                     3,099          3,099
Pulaski County Solid Waste Disposal Revenue Bonds, Series 1993B (AMT),
East Kentucky Power (National Rural Utilities Cooperative Finance Corp. Gtd.),
2.30%, 8/15/05                                                                                    2,000          2,000
                                                                                               ---------       -------
                                                                                                                98,664
                                                                                                               -------
LOUISIANA - 0.9%
Ascension Parish Revenue VRDB (AMT),
BASF Corp. Project (BASF Corp. Gtd.),
Series 1997,
2.49%, 7/1/05                                                                                     4,200          4,200
Series 1998,
2.49%, 7/1/05                                                                                    11,600         11,600
Series 1999,
2.50%, 7/5/05                                                                                     4,000          4,000
Jefferson Parish Economic Development Corp. VRDB,
Series 2000 (AMT), Walle Corp. Project
(JPMorgan Chase Bank LOC),
2.47%, 7/8/05                                                                                     3,200          3,200
Jefferson Parish Home Mortgage Authority SFM Revenue Bonds (AMT),
Wachovia MERLOTS Series 2001-A79 (Colld. by U.S. Government Securities), (1)
2.37%, 7/8/05                                                                                     2,500          2,500

                           MONEY MARKET FUNDS 21 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                               PRINCIPAL
                                                                                                 AMOUNT         VALUE
                                                                                                 (000S)        (000S)
                                                                                               ---------       -------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
LOUISIANA - 0.9% - (CONTINUED)
Jefferson Parish IDA Revenue Bonds,
Series 1994 (AMT), Sara Lee Corp. Project (Sara Lee Corp. Gtd.)
2.55%, 7/1/05                                                                                   $ 4,600         $4,600
Louisiana Environmental Facilities Development Bonds VRDB,
Series 2004, Sacred Heart Project (SunTrust Bank LOC),
2.34%, 7/8/05                                                                                     1,000          1,000
Louisiana Housing Finance Agency Mortgage Revenue VRDB (AMT),
Merrill Lynch P-Floats Series PT-634 (Colld. by Louisiana HFA 2002 A-2), (1)
2.38%, 7/8/05                                                                                     3,320          3,320
Louisiana Public Facilities Authority Multifamily Housing Revenue VRDB,
Series 2002, Huntington Park Apartments (FNMA Gtd.),
2.33%, 7/8/05                                                                                     4,050          4,050
Louisiana State Offshore Terminal Authority Deepwater Revenue Bonds,
Series 2003B (JPMorgan Chase Bank LOC),
2.35%, 7/8/05                                                                                     5,700          5,700
                                                                                                -------        -------
                                                                                                                44,170
                                                                                                               -------
MAINE - 0.5%
Maine State Housing Authority General Housing Revenue Bonds,
Merrill Lynch P-Floats Series MT-077 (AMT) (General Electric Capital Corp. GIC), (1)
2.37%, 7/8/05                                                                                     8,665          8,665
Maine State Housing Authority Mortgage Purchase VRDB,
Series 1998F2 (AMT), (1)
2.48%, 7/8/05                                                                                     9,995          9,995
Maine State Turnpike Authority Revenue Bonds,
Eagle Trust Series 20001901 (FGIC Insured), (1)
2.32%, 7/8/05                                                                                     3,000          3,000
                                                                                                -------        -------
                                                                                                                21,660
                                                                                                               -------
MARYLAND - 1.3%
Baltimore County Dunfield Townhouses VRDB,
Series 2003, Roaring Fork Trust Receipts (Colld. by GNMA Securities), (1)
2.43%, 7/8/05                                                                                    10,025         10,025
Gaithersburg Economic Development,
Series 1997, Asbury Methodist Project (MBIA Insured),
2.29%, 7/8/05                                                                                     5,000          5,000
Maryland Health & Higher Education Facilities Authority,
Series D, Pooled Loan Program Project (Bank of America, N.A. LOC),
2.26%, 7/8/05                                                                                    24,100         24,100
Maryland State Community Development Administration,
Merrill Lynch P-Floats Series PT-916 (General Electric Capital Corp. GIC), (1)
2.32%, 7/8/05                                                                                    12,390         12,390
Maryland State Economic Development Corp. Revenue Bonds,
Series 1997 (AMT), Unisite Design, Inc. (Mellon Bank LOC),
2.60%, 7/8/05                                                                                     1,615          1,615

                           MONEY MARKET FUNDS 22 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                               PRINCIPAL
                                                                                                AMOUNT          VALUE
                                                                                                (000S)         (000S)
                                                                                               ---------       -------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
MARYLAND - 1.3% - (CONTINUED)
Montgomery Housing Opportunity Single Family Revenue Bonds (AMT),
Merrill Lynch P-Floats Series MT-089 (General Electric Capital Corp. GIC), (1)
2.37%, 7/8/05                                                                                   $ 4,400        $ 4,400
Northeast Maryland Waste Disposal Authority Revenue Bonds,
Reserve Eagle Trust Series 96C2001 (MBIA Insured), (1)
2.32%, 7/8/05                                                                                     4,385          4,385
                                                                                                -------        -------
                                                                                                                61,915
                                                                                                               -------
MASSACHUSETTS - 0.5%
Massachusetts State Development Finance Agency VRDB,
Series 1999, Waste Management, Inc. Project (SunTrust Bank LOC),
2.34%, 7/8/05                                                                                     5,500          5,500
Massachusetts State Development Finance Agency VRDB,
Series 2003, Lesley University (Fleet National Bank LOC),
2.32%, 7/8/05                                                                                     4,800          4,800
Massachusetts State Development Finance Agency VRDB,
Series 2004, Groton School,
2.32%, 7/8/05                                                                                     7,500          7,500
Massachusetts State Development Finance Agency VRDB,
Series 2005, ISO New England, Inc. (KeyBank LOC),
2.32%, 7/8/05                                                                                     5,000          5,000
                                                                                                -------        -------
                                                                                                                22,800
                                                                                                               -------
MICHIGAN - 4.3%
Avondale School District VRDB,
Series 2003, Citigroup ROCS RR II R 2047, (1)
2.32%, 7/8/05                                                                                     6,425          6,425
Detroit Sewage Disposal System VRDB,
Series 2000A, Wachovia MERLOTS (FGIC Insured), (1)
2.32%, 7/8/05                                                                                     6,800          6,800
Farmington Hills Hospital Finance Authority Revenue Bonds,
Series 1991, Botsford General Hospital (MBIA Insured),
2.35%, 7/1/05                                                                                     3,250          3,250
Germantown IDR VRDB, Series 1999 (AMT),
Great Lakes Packaging Corp. (Marshall & Ilsley Bank LOC),
2.41%, 7/8/05                                                                                     2,090          2,090
Grand Rapids Economic Development Corporation VRDB,
Series 1991A, Amway Hotel (Standard Federal Bank LOC),
2.38%, 7/8/05                                                                                     1,100          1,100
Jackson County Economic Development Corp. VRDB,
Series 1999 (AMT), Production Saw & Machine Co.
(Comerica Bank LOC),
2.45%, 7/8/05                                                                                     3,470          3,470
Jackson County Economic Development Corp. VRDB,
Series 2000 (AMT), Kellog Crankshaft Co. Project (Comerica Bank LOC),
2.45%, 7/8/05                                                                                     3,585          3,585

                           MONEY MARKET FUNDS 23 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                               PRINCIPAL
                                                                                                AMOUNT          VALUE
                                                                                                (000S)         (000S)
                                                                                               ---------       -------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
MICHIGAN - 4.3% - (CONTINUED)
Jackson County Hospital Finance Authority VRDB, Series 2005A,
W.A. Foote Memorial Hospital Project (Bank of Nova Scotia LOC),
2.30%, 7/8/05                                                                                   $ 8,000        $ 8,000
Macomb County Hospital Finance Authority VRDB,
Mt. Clemens General (Comerica Bank LOC),
Series 2003A1,
2.40%, 7/1/05                                                                                    14,950         14,950
Series 2003A2,
2.45%, 7/1/05                                                                                     4,400          4,400
Michigan Municipal Bond Authority Revenue Notes,
Series 2004B1,
3.00%, 8/19/05                                                                                    6,000          6,011
Michigan Municipal Bond Authority Revenue Notes,
Series 2004B2 (JPMorgan Chase Bank LOC),
3.00%, 8/23/05                                                                                   37,000         37,076
Michigan State G.O. Notes,
Series 2005A,
3.50%, 9/30/05                                                                                   26,000         26,096
Michigan State Hospital Authority Revenue Bonds VRDB,
Series 1999A, Covenant Retirement (LaSalle Bank LOC),
2.29%, 7/8/05                                                                                       400            400
Michigan State Hospital Finance Authority VRDB,
Series 2003A, Crittenton Hospital (Comerica Bank LOC),
2.30%, 7/1/05                                                                                     6,900          6,900
Michigan State Housing Development Authority Revenue VRDB,
Series 1999 (AMT), Baldwin Villas (Comerica Bank LOC),
2.45%, 7/8/05                                                                                     4,720          4,720
Michigan State Strategic Fund Limited Obligation Revenue Bonds (AMT),
Corlett-Turner Co. Project (Comerica Bank LOC),
2.45%, 7/8/05                                                                                     1,750          1,750
Michigan State Strategic Fund Limited Obligation Revenue Bonds (AMT),
Dirksen Screw Co. Project (JPMorgan Chase Bank LOC),
2.45%, 7/8/05                                                                                     3,000          3,000
Michigan State Strategic Fund Limited Obligation Revenue Bonds (AMT),
Grand Haven Plastics Project (JPMorgan Chase Bank LOC),
2.47%, 7/8/05                                                                                     4,000          4,000
Michigan State Strategic Fund Limited Obligation Revenue Bonds (AMT),
Leader Dogs for the Blind Project (Comerica Bank LOC),
2.35%, 7/8/05                                                                                     2,950          2,950
Michigan State Strategic Fund Variable Limited Obligation
Revenue Bonds (AMT), NYX Technologies LLC Project (Comerica Bank LOC),
2.45%, 7/8/05                                                                                     7,050          7,050

                           MONEY MARKET FUNDS 24 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                               PRINCIPAL
                                                                                                AMOUNT         VALUE
                                                                                                (000S)         (000S)
                                                                                               ---------       -------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
MICHIGAN - 4.3% - (CONTINUED)
Michigan State Strategic Fund VRDB (AMT),
Electro-Chemical Finishing Project (JPMorgan Chase Bank LOC),
2.47%, 7/8/05                                                                                   $ 4,200        $ 4,200
Michigan State Strategic Fund VRDB (AMT),
Serta Restokraft Mattress Co. Project (Comerica Bank LOC),
2.45%, 7/8/05                                                                                     3,565          3,565
Michigan State Strategic Fund VRDB,
Series 1999 (AMT), Great Lakes Metal Stamping (JPMorgan Chase Bank LOC),
2.50%, 7/8/05                                                                                     1,600          1,600
Michigan State Strategic Fund VRDB,
Series 2001 (AMT), Advanced Tooling System Project (JPMorgan Chase Bank LOC),
2.47%, 7/8/05                                                                                     3,130          3,130
Michigan State Strategic Fund VRDB,
Series 2001 (AMT), Behr Systems Project (JPMorgan Chase Bank LOC),
2.47%, 7/8/05                                                                                     3,200          3,200
Michigan State Strategic Fund VRDB,
Series 2001 (AMT), Mold Masters Co. Project (JPMorgan Chase Bank LOC),
2.65%, 7/8/05                                                                                     4,100          4,100
Michigan State Strategic Fund VRDB,
Series 2001 (AMT), Plymouth Packaging Project (Comerica Bank LOC),
2.45%, 7/8/05                                                                                     3,370          3,370
Michigan State Strategic Fund VRDB,
Series 2001 (AMT), Roesler Metal Finishing Project (Standard Federal Bank LOC),
2.41%, 7/8/05                                                                                     4,980          4,980
Michigan State Strategic Fund VRDB,
Series 2002 (AMT), Pioneer Labs, Inc. Project (JPMorgan Chase Bank LOC),
2.37%, 7/8/05                                                                                     1,300          1,300
Oakland County Economic Development Corp. VRDB,
Series 2004 (AMT), General Mill Supply (LaSalle Bank LOC),
2.45%, 7/8/05                                                                                     4,740          4,740
Oakland County Economic Development Corp. VRDN,
Series 1998 (AMT), Richard Tool & Die Corp. Project (Comerica Bank LOC),
2.45%, 7/8/05                                                                                     4,240          4,240
Wayne Charter County VRDB,
Series 2001, University of Detroit
Jesuit Project (Allied Irish Bank LOC),
2.33%, 7/8/05                                                                                    13,825         13,825
                                                                                                -------        -------
                                                                                                               206,273
                                                                                                               -------

                           MONEY MARKET FUNDS 25 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                               PRINCIPAL
                                                                                                 AMOUNT         VALUE
                                                                                                (000S)          (000S)
                                                                                               ---------       -------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
MINNESOTA - 4.2%
Arden Hills Housing & Healthcare Facilities Revenue Bonds,
Presbyterian Homes (U.S. Bank N.A. LOC),
Series 1999A,
2.35%, 7/1/05                                                                                   $ 4,548        $ 4,548
Series 1999B,
2.35%, 7/1/05                                                                                     3,194          3,194
Austin Housing and Redevelopment Authority VRDB,
Series 2004A, Cedars of Austin Project (LaSalle Bank LOC),
2.65%, 7/8/05                                                                                     4,320          4,320
Becker Tax Increment, Series 1994D (AMT),
Series 2004F, Piper Jaffray Funding LLC Trust
Certificates (MBIA Insured), (1)
2.38%, 7/8/05                                                                                     9,995          9,995
Brooklyn Center Revenue VRDB,
Series 2001, Brookdale Corp. II Project (U.S. Bank N.A. LOC),
2.35%, 7/1/05                                                                                     3,000          3,000
Cohasset Revenue Bonds, Series 1997A,
Minnesota Power & Light Co. Project (ABN AMRO Bank LOC),
2.30%, 7/1/05                                                                                    11,550         11,550
Dakota County Community Development Authority VRDB,
Series 2003 (AMT), Brentwood Hills Apartments Project (LaSalle Bank LOC),
2.45%, 7/1/05                                                                                     5,000          5,000
Dakota County Community Development Authority VRDB,
Series 2004 (AMT), View Pointe Apartments Project (LaSalle Bank LOC),
2.64%, 7/8/05                                                                                     4,000          4,000
Duluth EDA Healthcare Facilities VRDB,
Series 1997, Miller-Dawn Medical Center Project (U.S. Bank N.A. LOC),
2.35%, 7/1/05                                                                                       950            950
Eden Prairie VRDB, Series 2003 (AMT),
Eden Prairie Leased Housing Association Project (LaSalle Bank LOC),
2.64%, 7/8/05                                                                                     8,000          8,000
Little Canada Bond Securities,
Series 2004S1 (AMT), Class A Trust Certificates (LaSalle Bank LOC), (1)
2.48%, 7/8/05                                                                                     3,720          3,720
Mankato Multifamily Housing VRDB,
Series 1997, Highland Hills Project (LaSalle Bank LOC),
2.35%, 7/1/05                                                                                       200            200
Maple Grove Economic Development VRDB,
Series 2004, Heritage Christian Academy (U.S. Bank N.A. LOC),
2.29%, 7/8/05                                                                                     6,500          6,500
Minneapolis Multifamily Housing VRDB,
Series 2002 (AMT), Second Street Acquisition Project (LaSalle Bank LOC),
2.65%, 7/8/05                                                                                     2,780          2,780

                           MONEY MARKET FUNDS 26 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                               PRINCIPAL
                                                                                                AMOUNT          VALUE
                                                                                                (000S)         (000S)
                                                                                               ---------       -------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
MINNESOTA - 4.2% - (CONTINUED)
Minneapolis VRDB, Series 2000,
People Serving People Project (U.S. Bank N.A. LOC),
2.35%, 7/1/05                                                                                   $ 2,025        $ 2,025
Minnesota Health Care System Revenue,
Fairview Health Project (AMBAC Insured),
Series A,
2.28%, 7/8/05                                                                                    12,400         12,400
Series 2005B,
2.30%, 7/8/05                                                                                    12,000         12,000
Minnesota Housing Finance Agency Residential Housing Bonds,
Series 2003H (Minnesota Housing Finance Agency GIC),
1.62%, 7/21/05                                                                                    9,090          9,090
Series 2004G,
2.35%, 7/8/05                                                                                    11,945         11,945
Series 2004H (Minnesota Housing Finance Agency GIC),
1.62%, 7/21/05                                                                                   16,130         16,130
Minnesota Water PCR VRDB, Series 2002A,
Wachovia MERLOTS Series 2003-B06, (1)
2.32%, 7/8/05                                                                                     9,980          9,980
Northfield Multifamily Housing Revenue Bonds,
Series 2003A, Summerfield Investments LLC (LaSalle Bank LOC),
2.65%, 7/8/05                                                                                     3,715          3,715
Oakdale Bond Securities, Series 2004S2 (AMT),
Class A Trust Certificate (LaSalle Bank LOC), (1)
2.48%, 7/8/05                                                                                     3,645          3,645
Ramsey County Housing & Redevelopment Authority VRDB,
Series 2003A (AMT), Gateway Apartments Partnership
Project (LaSalle Bank LOC),
2.64%, 7/8/05                                                                                    19,000         19,000
Ramsey County Housing & Redevelopment Authority VRDB (AMT),
St. Paul Leased Housing Association (LaSalle Bank LOC),
Series 2002,
2.64%, 7/8/05                                                                                     6,950          6,950
Series 2003,
2.64%, 7/8/05                                                                                     2,900          2,900
Robbinsdale Multifamily Housing Revenue Bonds, Series 2004A (AMT),
Copperfield (LaSalle Bank LOC),
2.65%, 7/8/05                                                                                     2,545          2,545
St. Anthony Multifamily Housing Revenue Bonds,
Series 2004 (AMT), Landings at Silver Lake Village Project (LaSalle Bank LOC),
2.64%, 7/8/05                                                                                     7,000          7,000
St. Louis Park Multifamily Revenue Bonds,
Series 2004, Parkshore Senior Project (FHLMC Gtd.),
2.30%, 7/8/05                                                                                     1,293          1,293

                           MONEY MARKET FUNDS 27 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                               PRINCIPAL
                                                                                                AMOUNT          VALUE
                                                                                                (000S)         (000S)
                                                                                               ---------       -------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
MINNESOTA - 4.2% - (CONTINUED)
St. Paul Housing and Redevelopment Authority VRDB,
Series 2004 (AMT), Bridgecreek Senior Place (LaSalle Bank LOC),
2.40%, 7/8/05                                                                                   $ 7,750        $ 7,750
Winona Port Authority IDR VRDB,
Series 2001A (AMT), Bay State Milling Co. Project (Harris Bank & Trust LOC),
2.38%, 7/8/05                                                                                       795            795
                                                                                                -------        -------
                                                                                                               196,920
                                                                                                               -------
MISSISSIPPI - 1.6%
Jackson Redevelopment Authority VRDB,
Jackson Medical Mall Foundation Project (JPMorgan Chase Bank LOC),
2.32%, 7/8/05                                                                                     4,470          4,470
Mississippi Business Finance Corp. IDR Bonds,
Series 2001 (AMT), H. M. Richards, Inc. Project (Amsouth Bank Birmingham LOC),
2.50%, 7/8/05                                                                                     2,240          2,240
Mississippi Business Finance Corp. IDR Bonds,
Series 2002 (AMT), Howard Industries Project (Amsouth Bank Birmingham LOC),
2.50%, 7/8/05                                                                                     2,575          2,575
Mississippi Business Finance Corp. Solid Waste Disposal Revenue Bonds,
Series 2003, Waste Management, Inc. Project (Fleet National Bank LOC),
2.34%, 7/8/05                                                                                     5,000          5,000
Mississippi Development Bank Obligation Bonds,
Series 2004, ABN AMRO Munitops Certificates TR2004-40 (FSA Corp. Insured), (1)
2.34%, 7/8/05                                                                                    19,995         19,995
Mississippi Home Corp. Multifamily Housing Revenue Bonds,
Series 2001-2 (AMT), Chapel Ridge Apartments (Regions Bank LOC),
2.36%, 7/8/05                                                                                     6,300          6,300
Mississippi Home Corp. SFM VRDB, Series 2000A-2 (AMT),
Roaring Fork Trust Receipts Series 2000-18A, (1)
2.53%, 7/8/05                                                                                     3,530          3,530
Mississippi Home Corp. Single Family Revenue VRDB (AMT),
Merrill Lynch P-Floats PT-218B (Colld. by Mississippi Home Corp.), (1)
2.36%, 7/8/05                                                                                     2,785          2,785
Mississippi Home Corp. Single Family Revenue VRDB (AMT),
Wachovia TOB Series 2001A8 (Mississippi Home Corp. Insured), (1)
2.37%, 7/8/05                                                                                     9,890          9,890
Mississippi Medical Center Education Building VRDB,
Adult Hospital Project (AMBAC Insured),
2.28%, 7/1/05                                                                                    18,165         18,165
                                                                                                -------        -------
                                                                                                                74,950
                                                                                                               -------
MISSOURI - 1.9%
Blue Springs IDA VRDB,
Series 2004 (AMT), Autumn Place Apartments Project (FNMA Gtd.),
2.32%, 7/8/05                                                                                     5,500          5,500

                           MONEY MARKET FUNDS 28 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                               PRINCIPAL
                                                                                                AMOUNT          VALUE
                                                                                                (000S)         (000S)
                                                                                               ---------       -------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
MISSOURI - 1.9% - (CONTINUED)
Chesterfield IDA Educational Facilities Revenue Bonds,
Gateway Academy, Inc. Project (U.S. Bank N.A. LOC),
2.35%, 7/1/05                                                                                   $    50        $    50
Missouri Development Finance Board Lease Revenue Bonds,
Series 2003, Missouri Association Municipal Utilities (U.S. Bank N.A. LOC),
2.35%, 7/1/05                                                                                    12,480         12,480
Missouri Health & Educational Facilities VRDB,
Series 1999, Drury College Project (U.S. Bank N.A. LOC),
2.35%, 7/1/05                                                                                    26,845         26,845
Missouri Health & Educational Facilities VRDB,
Series 2002A, Christian Brothers (U.S. Bank N.A. LOC),
2.35%, 7/1/05                                                                                       900            900
Missouri Housing Development Community SFM Revenue Bonds,
Series 2000-3 (AMT), Roaring Fork Trust Receipts, (1)
2.53%, 7/8/05                                                                                     5,125          5,125
Missouri Housing Development Community SFM Revenue Bonds (AMT),
Wachovia MERLOTS Series 2001-A81 (Colld. by U.S. Government Securities), (1)
2.37%, 7/8/05                                                                                     2,050          2,050
Missouri State Development Finance Board Infrastructure Facilities VRDB,
Series 2000C, St. Louis Convention Center (U.S. Bank N.A. LOC),
2.35%, 7/1/05                                                                                     9,200          9,200
Missouri State Health & Education Authority Revenue Bonds,
Series 2000, Lutheran Senior Services (U.S. Bank N.A. LOC),
2.30%, 7/8/05                                                                                     5,400          5,400
Missouri State Health & Education Authority Revenue Bonds,
Series 2001B, Bethesda Health Group (U.S. Bank N.A. LOC),
2.35%, 7/1/05                                                                                     3,575          3,575
Missouri State Health & Educational Facilities VRDB,
Series 2002, Rockhurst University Project (Bank of America, N.A. LOC),
2.30%, 7/1/05                                                                                     6,940          6,940
St. Charles IDA VRDB, Series 2004 (AMT),
Peine Lakes Apartments (Wachovia Bank LOC),
2.34%, 7/8/05                                                                                     2,150          2,150
St. Louis City IDA VRDB, Series 1995 (AMT),
Whispering Lakes Apartment Project (FNMA LOC),
2.38%, 7/8/05                                                                                     7,435          7,435
St. Louis City IDA VRDB, Series 1997 (AMT),
Black Forest Apartment Project (FNMA LOC),
2.38%, 7/8/05                                                                                     4,000          4,000
                                                                                                -------        -------
                                                                                                                91,650
                                                                                                               -------
MONTANA - 0.1%
Montana Board of Housing Single Family Revenue Bonds (AMT),
Wachovia MERLOTS 02-19A, (1)
2.37%, 7/8/05                                                                                     2,305          2,305

                           MONEY MARKET FUNDS 29 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                               PRINCIPAL
                                                                                                AMOUNT          VALUE
                                                                                                (000S)         (000S)
                                                                                               ---------       -------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
MONTANA - 0.1% - (CONTINUED)
Montana Health Facilities Authority Revenue Bonds,
Series 1985A, Health Care Pool Loan Program (FGIC Insured),
2.30%, 7/8/05                                                                                   $ 2,000        $ 2,000
                                                                                               --------        -------
                                                                                                                 4,305
                                                                                                               -------
NEBRASKA - 0.3%
Douglas County School District G.O. Bonds,
Series 2003, Citigroup ROCS RR-II-R Series 4058, (1)
2.32%, 7/8/05                                                                                     2,395          2,395
Lancaster County Hospital Authority Number 1,
Series 1996, Bryan Memorial Hospital Project (MBIA Insured),
2.26%, 7/8/05                                                                                     2,400          2,400
Nebraska Investment Finance Authority Revenue Bonds,
Series 2000E (AMT) (Colld. by U.S. Government Securities), (1)
2.37%, 7/8/05                                                                                       475            475
Nebraska Investment Finance Authority Single Family Housing Revenue Bonds (AMT),
Wachovia MERLOTS Series 2001-A12
(Colld. by Nebraska Housing Financing Authority Mortgage Backed Securities), (1)
2.37%, 7/8/05                                                                                       210            210
Omaha Convention Center and Arena VRDB,
Citigroup Eagle Trust Series 20040009 Class A, (1)
2.32%, 7/8/05                                                                                     8,000          8,000
York County IDR Bonds,
Series 1998 (AMT), EPCO Carbondioxide, Inc. Project (Regions Bank LOC),
2.50%, 7/8/05                                                                                     1,500          1,500
                                                                                                -------        -------
                                                                                                                14,980
                                                                                                               -------
NEVADA - 0.8%
Clark County IDA VRDB, Series 2003A,
Southwest Gas Corp. Project (Fleet National Bank LOC),
2.40%, 7/8/05                                                                                    12,250         12,250
Clark County Schools Revenue Bonds,
Smith Barney Eagle Trust Series 982801 (FSA Corp. Insured),
2.32%, 7/8/05                                                                                     4,800          4,800
Director Street Business & Industry IDR Bonds,
Series 1998A (AMT), 575 Mill Street LLC Project (KeyBank LOC),
2.50%, 7/8/05                                                                                     3,195          3,195
Las Vegas Water District Revenue Bonds,
Wachovia MERLOTS Series 2003B10 (MBIA Insured), (1)
2.32%, 7/8/05                                                                                    15,300         15,300
Nevada Housing SFM Revenue Bonds (AMT),
Wachovia MERLOTS Series 2000-A7, (1)
2.37%, 7/8/05                                                                                       155            155

                           MONEY MARKET FUNDS 30 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                               PRINCIPAL
                                                                                                AMOUNT          VALUE
                                                                                                (000S)         (000S)
                                                                                               ---------       -------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
NEVADA - 0.8% - (CONTINUED)
Nevada State VRDB,
Series 1997SGB31 (FGIC Insured), (1)
2.32%, 7/8/05                                                                                   $ 1,900        $ 1,900
                                                                                                -------        -------
                                                                                                                37,600
                                                                                                               -------
NEW HAMPSHIRE - 0.2%
New Hampshire Health & Education Facilities Authority Revenue Bonds,
Bishop Guertin High School (Allied Irish Bank LOC),
2.45%, 7/8/05                                                                                     6,200          6,200
New Hampshire Health & Education Facilities VRDB,
New Hampshire Medical Center (Fleet National Bank LOC),
2.45%, 7/8/05                                                                                       280            280
New Hampshire HFA SFM Bonds (AMT),
Wachovia MERLOTS Series 2001-A82, (1)
2.37%, 7/8/05                                                                                     1,130          1,130
                                                                                                -------        -------
                                                                                                                 7,610
                                                                                                               -------
NEW JERSEY - 0.0%
New Jersey EDA, Series 2003A (AMT),
Dieter Weissenrieder Project (Washington Mutual Bank LOC),
2.50%, 7/8/05                                                                                     2,215          2,215
                                                                                                -------        -------
NEW MEXICO - 0.7%
New Mexico Educational Assistance Foundation Revenue Bonds (AMT),
Wachovia MERLOTS Series 2002-A26, (1)
2.37%, 7/8/05                                                                                     9,130          9,130
New Mexico Mortgage Finance Authority Revenue Bonds,
Series 2004 (AMT), SFM Program (AIG Matched Funding GIC),
2.30%, 7/1/05                                                                                    24,769         24,769
New Mexico SFM Finance Authority VRDN (AMT),
Wachovia TOB Series 2001A9 (Colld. by FNMA Securities), (1)
2.37%, 7/8/05                                                                                     1,380          1,380
                                                                                                -------        -------
                                                                                                                35,279
                                                                                                               -------
NEW YORK - 2.9%
Newbourgh IDA Boulevard Housing Project VRDB (AMT),
Merrill Lynch P-Float PT-2504 (Merrill Lynch & Co. Gtd.), (1)
2.41%, 7/8/05                                                                                     3,225          3,225
New York City Housing Development Corp. Multifamily VRDB,
Series 2001A (AMT), Lyric Development (FNMA Gtd.),
2.25%, 7/8/05                                                                                    50,000         50,000
New York City Housing Development Corp. Multifamily VRDB,
Series 2004A (AMT), West End Towers (FNMA Gtd.),
2.25%, 7/8/05                                                                                    40,000         40,000
New York State G.O. Bonds,
Series 2000B (Dexia Bank Belgium LOC),
1.58%, 8/4/05                                                                                    17,700         17,700

                           MONEY MARKET FUNDS 31 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                               PRINCIPAL
                                                                                                 AMOUNT        VALUE
                                                                                                 (000S)        (000S)
                                                                                               ---------       --------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
NEW YORK - 2.9% - (CONTINUED)
New York State Housing Finance Agency VRDB,
240 East 39th Street Housing Remarketing (FNMA LOC),
2.25%, 7/8/05                                                                                   $26,400        $ 26,400
                                                                                                -------        --------
                                                                                                                137,325
                                                                                                               --------
NORTH CAROLINA - 0.8%
Columbus County Industrial Facilities PCR VRDB,
Series 1998 (AMT), Conflandey, Inc. Project (BNP Paribas LOC),
2.40%, 7/8/05                                                                                     2,000           2,000
North Carolina Medical Care VRDB,
Wachovia MERLOTS Series 2001-A39 (GNMA Gtd.), (1)
2.32%, 7/8/05                                                                                     5,630           5,630
North Carolina State G.O. VRDB,
Wachovia MERLOTS Series 2004C22, (1) (2)
1.70%, 8/24/05                                                                                   10,960          10,960
Sampson County Industry Facilities Pollution Control Financing Revenue Bonds,
Series 2003, Samson County Disposal LLC Project (Wachovia Bank LOC),
2.34%, 7/8/05                                                                                     3,500           3,500
Union County IDR Bonds, Series 2000 (AMT),
C&M Number 1 Investment Partnership Project (Bank of America, N.A. LOC),
2.35%, 7/8/05                                                                                     1,900           1,900
Wake County Public Improvement Bonds,
Series 2003B,
4.00%, 4/1/06                                                                                    13,000          13,124
                                                                                                -------        --------
                                                                                                                 37,114
                                                                                                               --------
NORTH DAKOTA - 0.6%
North Dakota State Housing Finance Agency Revenue Bonds (AMT),
Merrill Lynch P-Floats PT-1189, (1)
2.36%, 7/8/05                                                                                     1,670           1,670
North Dakota State Housing Finance Agency Revenue Bonds,
Series 2005A (AMT),
2.31%, 7/8/05                                                                                    22,100          22,100
Ward County Health Care Facilities VRDB,
Series 2002A,Trinity Obligation Group (U.S. Bank N.A. LOC),
2.35%, 7/1/05                                                                                     2,830           2,830
                                                                                                -------        --------
                                                                                                                 26,600
                                                                                                               --------
OHIO - 1.7%
Cincinnati Water System Revenue Bonds,
Series 2003, Smith Barney ROCS II-R-212 (FSA Corp. Insured), (1)
2.31%, 7/8/05                                                                                     7,000           7,000
Clinton County Hospital Revenue VRDB,
Series 2002A1, Memorial Hospital Project (Fifth Third Bank LOC),
2.37%, 7/8/05                                                                                     1,185           1,185

                           MONEY MARKET FUNDS 32 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                               PRINCIPAL
                                                                                                AMOUNT          VALUE
                                                                                                (000S)         (000S)
                                                                                               ---------       --------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
OHIO - 1.7% - (CONTINUED)
Clinton County Hospital Revenue VRDB,
Series 2003A1, HB Magruder Memorial Hospital Project (Fifth Third Bank LOC),
2.37%, 7/8/05                                                                                   $ 5,910        $  5,910
Clinton County Hospital Revenue VRDB,
Series 2003D, Kettering Medical Center Osteopathic Service (Fifth Third Bank LOC),
2.37%, 7/8/05                                                                                     1,700           1,700
Franklin County Health Care Facilities VRDB,
Chelsea First Community (KBC Bank LOC),
2.31%, 7/8/05                                                                                    30,000          30,000
Franklin County Hospital Revenue Bonds,
Smith Barney ROCS Series 2001 II-R-55 (U.S. Treasuries Escrowed), (1)
2.31%, 7/8/05                                                                                    10,395          10,395
Ohio State G.O. Bonds,
Citigroup ROCS Series RR-II-R-4037, (1)
2.32%, 7/8/05                                                                                     7,580           7,580
Ohio State Higher Educational Facilities Community VRDB,
Lake Erie Project (Fifth Third Bank LOC),
2.33%, 7/8/05                                                                                    12,515          12,515
State of Ohio PCR Bonds (AMT),
Ross Incineration Services Project (JPMorgan Chase Bank LOC),
2.65%, 7/8/05                                                                                       875             875
Summit County IDR Bonds (AMT),
Arch Aluminum & Glass Co., Inc. (Comerica Bank LOC),
2.45%, 7/8/05                                                                                     4,000           4,000
Warren County IDR Bonds,
Series 2000 (AMT), PAC Manufacturing Project (Bank of America, N.A. LOC),
2.45%, 7/1/05                                                                                     1,375           1,375
                                                                                                -------        --------
                                                                                                                 82,535
                                                                                                               --------
OKLAHOMA - 1.4%
Edmond EDA Student Housing Revenue VRDB,
Series 2001A (Wachovia Bank LOC),
2.31%, 7/8/05                                                                                     2,200           2,200
Garfield County Industrial Authority Revenue Bonds,
Series A, Oklahoma Gas and Electric Co. Project (Oklahoma Gas and Electric Co. Gtd.),
2.40%, 7/8/05                                                                                    22,300          22,300
Oklahoma Development Finance Authority VRDB, Series 2002C,
Continuing Care Community (KBC Bank LOC),
2.35%, 7/1/05                                                                                       885             885
Oklahoma HFA SFM Revenue VRDB,
Series 2003 (AMT), Draw Down (General Electric Capital Corp. GIC),
3.32%, 7/29/05                                                                                    3,457           3,457
Oklahoma Water Resources Board State Loan Program Revenue Bonds,
Series 1994-A,
2.47%, 10/3/05                                                                                   12,155          12,155

                           MONEY MARKET FUNDS 33 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                               PRINCIPAL
                                                                                                AMOUNT          VALUE
                                                                                                (000S)         (000S)
                                                                                               ---------       --------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
OKLAHOMA - 1.4% - (CONTINUED)
South Western Development Authority SFM Revenue Bonds, Series 2002A (AMT) (AIG Matched
Funding GIC),
3.10%, 7/1/05                                                                                   $ 7,500        $  7,500
Tulsa Airports Improvement Variable Rate Certificates
(MBIA Insured), (1)
Series B1 (AMT),
2.48%, 7/8/05                                                                                     4,735           4,735
Series B2,
2.43%, 7/8/05                                                                                    14,190          14,190
                                                                                                -------        --------
                                                                                                                 67,422
                                                                                                               --------

OREGON - 1.8%
Multnomah County Hospital Facilities Authority VRDB,
Series 2003, Holiday Park Plaza Project (Allied Irish Bank LOC),
2.31%, 7/1/05                                                                                     3,300           3,300
Oregon Economic Development Revenue VRDB,
Series 176 (AMT), Cascade Steel Rolling Mills Project (Wells Fargo Bank LOC),
2.40%, 7/8/05                                                                                     7,700           7,700
Oregon Health, Housing, Education & Cultural Facilities Authority VRDB,
Evangelical Lutheran Good Samaritan (U.S. Bank N.A. LOC),
2.59%, 7/8/05                                                                                     3,050           3,050
Oregon Housing and Community Services Department Revenue Bonds (AMT),
SFM Program,
Series 2004R-3,
2.23%, 12/1/05                                                                                   10,000          10,000
Series 2004R-4,
2.55%, 3/15/06                                                                                   25,000          25,000
Series 2004S-2,
2.55%, 3/15/06                                                                                    8,445           8,437
Oregon State Facilities Authority VRDB,
Series 2002A, Hazelden Springbrook Project (Allied Irish Bank LOC),
2.31%, 7/8/05                                                                                     3,700           3,700
State of Oregon Revenue VRDB,
Series 181 (AMT), Oregon Metal Slitters, Inc. (KeyBank LOC),
2.37%, 7/8/05                                                                                     5,975           5,975
Washington County Multifamily Housing VRDB,
Series 1995 (AMT), Cedar Mills Project (Manufacturers & Traders Bank LOC),
2.69%, 7/8/05                                                                                    15,900          15,900
                                                                                                -------        --------
                                                                                                                 83,062
                                                                                                               --------
PENNSYLVANIA - 2.9%
Beaver County IDA Environmental Improvement VRDB,
Series 1997 (AMT), BASF Corp. Project (BASF Corp. Gtd.),
2.49%, 7/1/05                                                                                    10,800          10,800

                           MONEY MARKET FUNDS 34 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                               PRINCIPAL
                                                                                                AMOUNT          VALUE
                                                                                                (000S)          (000S)
                                                                                               ---------       --------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
PENNSYLVANIA - 2.9% - (CONTINUED)
Delaware Valley Regional Financing Authority Local Government Revenue VRDN,
Merrill Lynch P-Floats PT-152 (AMBAC Insured), (1)
2.33%, 7/8/05                                                                                   $ 9,305        $  9,305
Emmaus General Authority Bond Pool Program
Local Government Revenue Bonds (Depfa Bank PLC LOC),
Series 1989D-24,
2.27%, 7/8/05                                                                                    10,000          10,000
Series 1989D-25,
2.27%, 7/8/05                                                                                    10,000          10,000
Series 1989F-21,
2.27%, 7/8/05                                                                                     8,800           8,800
Series 1989F-22,
2.27%, 7/8/05                                                                                    25,000          25,000
Series 1989H-20,
2.27%, 7/8/05                                                                                    15,000          15,000
Pennsylvania Intergovernmental Cooporative Authority Special Tax Revenue Refunding
Bonds, Series 2003, Philadelphia Funding Program (AMBAC Insured),
2.31%, 7/8/05                                                                                    26,000          26,000
Westmoreland County IDA Revenue Bonds,
Health System-Excela Project (Wachovia Bank LOC),
Series 2005A,
2.28%, 7/8/05                                                                                    11,175          11,175
Series 2005B,
2.28%, 7/8/05                                                                                     9,565           9,565
                                                                                                -------        --------
                                                                                                                135,645
                                                                                                               --------
SOUTH CAROLINA - 1.8%
Cherokee County IDR VRDB,
Series 1989 (AMT), Oshkosh Truck Corp. Project (Bank of America, N.A. LOC),
2.40%, 7/8/05                                                                                     5,600           5,600
Medical University Hospital Authority VRDB,
Series 2005A-5, Austin Variable Certificates (MBIA Insured), (1)
2.33%, 7/8/05                                                                                    12,230          12,230
Oconee County Pollution Center Revenue VRDB,
Series 1993, Duke Energy Corp. (SunTrust Bank LOC),
2.29%, 7/8/05                                                                                    34,800          34,800
South Carolina Jobs EDA Revenue VRDB,
Series 2000 (AMT), Concept Packaging Group Project (Bank of America, N.A. LOC),
2.40%, 7/8/05                                                                                       900             900
South Carolina Jobs EDA Revenue VRDB,
Series 2000 (AMT), Giant Cement Holding, Inc. (Citibank LOC),
2.31%, 7/8/05                                                                                    11,250          11,250
South Carolina Jobs EDA Revenue VRDB,
Series 2001 (AMT), Pharmaceutical Association Project (Wachovia Bank LOC),
2.39%, 7/8/05                                                                                     2,850           2,850

                           MONEY MARKET FUNDS 35 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                               PRINCIPAL
                                                                                                AMOUNT         VALUE
                                                                                                (000S)          (000S)
                                                                                               ---------       --------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
SOUTH CAROLINA - 1.8% - (CONTINUED)
South Carolina Jobs EDA Revenue VRDB,
Series 2002A, Wuref Development Project (Wachovia Bank LOC),
2.29%, 7/8/05                                                                                   $ 4,200        $  4,200
South Carolina Jobs EDA Revenue VRDB,
Series 2004, MUFC Central Energy Plan Project (Bank of America, N.A. LOC),
2.30%, 7/8/05                                                                                    12,200          12,200
                                                                                                -------        --------
                                                                                                                 84,030
                                                                                                               --------
SOUTH DAKOTA - 0.2%
Lower Brule Sioux Tribe G.O. VRDB,
Series 1999, Tribal Purposes (Wells Fargo Bank LOC),
2.30%, 7/8/05                                                                                       930             930
South Dakota Economic Development Finance Authority Revenue VRDB,
Series 1996 (AMT), Hastings Filters, Inc. Project (Fifth Third Bank LOC),
2.38%, 7/8/05                                                                                     6,210           6,210
South Dakota Housing Development Authority VRDB, Series 2003C2 (AMT),
Merrill Lynch P-Floats PT-889 (General Electric Capital Corp. Insured), (1)
2.37%, 7/8/05                                                                                     1,805           1,805
                                                                                                -------        --------
                                                                                                                  8,945
                                                                                                               --------
TENNESSEE - 2.7%
Blount County Public Building Authority VRDB,
Local Government Public Improvement Bonds (AMBAC Insured),
Series 2004A-9-A,
2.30%, 7/1/05                                                                                     5,325           5,325
Series 2004A-9-B,
2.30%, 7/1/05                                                                                       700             700
Blount County Public Building Authority VRDB,
Series A-2-G, Local Public Improvement Bonds (AMBAC Insured),
2.26%, 7/1/05                                                                                     1,360           1,360
Chattanooga IDB Lease Rent Revenue Bonds,
Citicorp Eagle Trust Series 20004202 (AMBAC Insured), (1)
2.32%, 7/8/05                                                                                     6,000           6,000
Clarksville Public Building Authority Revenue Bonds,
Series 2003, Tennessee Municipal Bond Fund (Bank of America, N.A. LOC),
2.28%, 7/1/05                                                                                     8,100           8,100
Gordon County Hospital Authority VRDB,
Series 1996A, Adventist Health System Sunbelt (SunTrust Bank LOC),
2.43%, 7/8/05                                                                                       770             770
Jackson City IDB Waste Facilities VRDB,
Series 1995 (AMT), Florida Steel Corp. Project
(Bank of America, N.A. LOC),
2.35%, 7/8/05                                                                                     6,000           6,000
Loudon IDR VRDB, Series 2002 (AMT),
Continental Carbonic Products (JPMorgan Chase Bank LOC),
2.60%, 7/8/05                                                                                     3,000           3,000

                           MONEY MARKET FUNDS 36 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                               PRINCIPAL
                                                                                                AMOUNT          VALUE
                                                                                                (000S)          (000S)
                                                                                               ---------       --------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
TENNESSEE - 2.7% - (CONTINUED)
Memphis-Shelby County Airport Authority Revenue VRDB,
Series 1999C (AMT), Wachovia MERLOTS (AMBAC Insured), (1)
2.37%, 7/8/05                                                                                   $14,815        $ 14,815
Metropolitan Government Nashville & Davidson Counties Electric Revenue Bonds,
Citicorp Eagle Trust Series 984201, (1)
2.32%, 7/8/05                                                                                         5               5
Metropolitan Government Nashville & Davidson Counties Revenue Bonds
(Ascension Health Gtd.),
Series 2001B1,
1.65%, 8/3/05                                                                                     5,000           5,000
Series 2001B2,
2.30%, 1/4/06                                                                                    20,000          20,000
Metropolitan Nashville Airport Authority Revenue Bonds,
Series 2003 (AMT), Passenger Facility Charge (SunTrust Bank LOC),
2.34%, 7/8/05                                                                                     6,425           6,425
Metropolitan Nashville & Nashville Health & Education Service VRDB,
Series 1996A, Adventist Health System (SunTrust Bank LOC),
2.29%, 7/8/05                                                                                     4,055           4,055
Nashville & Davidson Counties Housing Revenue VRDB,
Series 1995A (AMT), Old Hickory Towers Project (FHLB LOC),
2.53%, 7/8/05                                                                                     1,700           1,700
Rutherford County IDB VRDB,
Series 1999A (AMT), Tennessee Farmers Co-Op Project
(Amsouth Bank of Birmingham LOC),
2.38%, 7/8/05                                                                                     2,110           2,110
Sevier County Public Building Authority VRDB,
Series 2000 IV-B-8, Local Government Improvement Bonds (FSA Corp. Insured),
2.26%, 7/1/05                                                                                       430             430
Sevier County Public Building Authority VRDB,
Series 2000 IV-D-8, Local Government Public Improvement Bonds (AMBAC Insured),
2.26%, 7/1/05                                                                                     8,225           8,225
Shelby County Health, Educational and Housing Facilities Board VRDB,
Memphis University School Project (SunTrust Bank LOC),
2.31%, 7/8/05                                                                                     4,400           4,400
Shelby County Health, Educational and Housing Facilities Board VRDB,
Series 2001, Youth Villages (Allied Irish Bank LOC),
2.32%, 7/8/05                                                                                     2,200           2,200
Tennesee Housing Development Agency Revenue Bonds (AMT),
Clipper Tax-Exempt Series 2005-10, (1)
2.40%, 7/8/05                                                                                    25,985          25,985
Wilson County IDB IDR Bonds,
Series 1995 (AMT), Perma Pipe, Inc. Project (Fleet National Bank LOC),
2.40%, 7/8/05                                                                                     3,050           3,050
                                                                                                -------        --------
                                                                                                                129,655
                                                                                                               --------

                           MONEY MARKET FUNDS 37 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                           PRINCIPAL
                                                                                             AMOUNT       VALUE
                                                                                             (000S)      (000S)
                                                                                           ---------     --------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
TEXAS - 15.7%
Aldine Independent School District G.O. Refunding VRDB,
Soc Gen Municipal Securities Trust Receipts Series 1997 SGB29 (PSF of Texas Gtd.), (1)
2.32%, 7/8/05                                                                              $   8,950     $  8,950

Austin Airport System Notes VRDN,
Series 1998A (AMT) (JPMorgan Chase Bank LOC),
2.32%, 7/8/05                                                                                 25,200       25,200

Austin Water and Wastewater System Revenue Bonds,
Wachovia MERLOTS Series 2000LLL (MBIA Insured), (1)
2.32%, 7/8/05                                                                                  7,465        7,465

Austin Water and Wastewater System Revenue Bonds,
Wachovia MERLOTS Series 2003-B27 (MBIA Insured), (1)
2.32%, 7/8/05                                                                                  9,990        9,990

Bastrop Independent School District VRDN, Series 1997,
Soc Gen Municipal Securities Trust Receipts Series SGB37 (PSF of Texas Gtd.), (1)
2.32%, 7/8/05                                                                                 18,870       18,870

Bexar County Health Facilities Development Corp. Revenue Bonds,
Air Force Village (Bank of America, N.A. LOC),
2.29%, 7/8/05                                                                                  5,800        5,800

Bexar County Housing Finance Corp. VRDB,
Series 2003 (AMT), Primrose Jefferson Plaza (Bank of America, N.A. LOC),
2.35%, 7/8/05                                                                                 12,760       12,760

Bexar County Housing Finance Corp. VRDB,
Series 2004 (AMT), Rosemont at Acme Apartments Project (Wachovia Bank LOC),
2.32%, 7/8/05                                                                                  6,750        6,750

Bexar County Revenue Bonds,
Series 2001-3, State Street Clipper Trust (MBIA Insured), (1) (2)
2.30%, 9/8/05                                                                                 12,620       12,620

Brazos River Harbor District VRDB,
Series 1996 (AMT), BASF Corp. Project (BASF Corp. Gtd.),
2.49%, 7/1/05                                                                                  5,000        5,000

Brazos River Harbor Naval District VRDB,
Series 2002 (AMT), BASF Corp. Project (BASF Corp. Gtd.),
2.33%, 7/8/05                                                                                  1,100        1,100

Brazos River Texas Naval District Brazoria County VRDB (AMT),
BASF Corp. Project (BASF Corp. Gtd.),
2.49%, 7/1/05                                                                                 15,000       15,000

Brazos River Texas PCR Bonds,
Series 2001D-1 (AMT), TXU Electric Co. Project (Wachovia Bank LOC),
2.33%, 7/8/05                                                                                 30,800       30,800

Calhoun County Navigation District VRDB,
Series 2004 (AMT), Formosa Plastic Corp. (Wachovia Bank LOC),
2.34%, 7/8/05                                                                                  6,890        6,890

                           MONEY MARKET FUNDS 38 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                           PRINCIPAL
                                                                                            AMOUNT         VALUE
                                                                                            (000S)        (000S)
                                                                                           ---------     --------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
TEXAS - 15.7% - (CONTINUED)
Calhoun County Navigation IDA Port Revenue VRDB,
Series 1998 (AMT) (BP PLC Gtd.),
2.49%, 7/1/05                                                                              $  28,500     $ 28,500

Comal Independent School District VRDB,
ABN AMRO Munitops Certificates Series 1999-9 (PSF of Texas Gtd.), (1)
2.33%, 7/8/05                                                                                  1,800        1,800

Cypress-Fairbanks Independent School District VRDB,
Citicorp Eagle Trust Series 20004304 (PSF of Texas Gtd.), (1)
2.32%, 7/8/05                                                                                  7,640        7,640

Dallas Fort Worth Airport VRDB,
Series 1999 (AMT), Flight Safety Project (OBH, Inc. Gtd.),
2.32%, 7/8/05                                                                                 10,000       10,000

Dallas Fort Worth International Airport Revenue VRDB, Series 2001A (AMT),
Wachovia MERLOTS Series 2002-A13 (FGIC Insured), (1)
2.37%, 7/8/05                                                                                  9,570        9,570

Dallas Fort Worth Regional Airport Revenue Refunding Bonds,
Series 1995, Soc Gen Municipal Trust SGB5 (FGIC Insured), (1)
2.32%, 7/8/05                                                                                 13,310       13,310

Dallas G.O. Refunding VRDB, Series 1998,
Morgan Stanley Floating Rate Trust Certificates Series 93,  (1)
2.31%, 7/8/05                                                                                  3,400        3,400

Dallas HFA Multifamily Revenue Bonds (AMT),
Southern Terrace Apartments (JPMorgan Chase Bank LOC),
2.35%, 7/8/05                                                                                  7,740        7,740

Denton Industrial School District Variable Rate Certificates,
Series 2004C, Piper Jaffray Funding LLC (PSF of Texas Gtd.), (1)
2.34%, 7/8/05                                                                                 12,705       12,705

El Paso City Housing Financing Corp. Housing Revenue Bonds,
Series 1993 (AMT), Viva Apartments Project (General Electric Capital Corp. LOC),
2.40%, 7/8/05                                                                                  3,500        3,500

El Paso Housing Finance Corp. SFM Revenue VRDB,
Series 2001E, (1)
2.36%, 7/8/05                                                                                  8,995        8,995

Galveston County Housing Finance Corp. SFM VRDN (AMT),
Merrill Lynch P-Floats Series PT-205 (Colld. by GNMA Securities), (1)
2.36%, 7/8/05                                                                                  2,725        2,725

Gulf Coast Waste Disposal Authority Revenue Bonds,
Series 1999 (AMT), Air Products & Chemicals Project (Air Products & Chemicals Gtd.),
2.33%, 7/8/05                                                                                  7,000        7,000

Gulf Coast Waste Disposal Authority Revenue Bonds,
Series 2001 (AMT), American Acrylic Project (JPMorgan Chase Bank LOC),
2.32%, 7/8/05                                                                                 25,000       25,000

                           MONEY MARKET FUNDS 39 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                           PRINCIPAL
                                                                                             AMOUNT       VALUE
                                                                                             (000S)       (000S)
                                                                                           ---------     --------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
TEXAS - 15.7% - (CONTINUED)
Gulf Coast Waste Disposal Authority Revenue Bonds,
Series 2004A (AMT), Waste Management Project (JPMorgan Chase Bank LOC),
2.35%, 7/8/05                                                                              $   4,500     $  4,500

Haltom Industrial Development Corp. Revenue Bonds,
Series 1995, Molded Products Co. Project (Bank of America, N.A. LOC),
2.37%, 7/8/05                                                                                  2,000        2,000

Harris County Development Corp. IDR VRDB,
Series 2000 (AMT), North American Galvanizing (JPMorgan Chase Bank LOC),
2.50%, 7/8/05                                                                                  3,225        3,225

Harris County Health Facilities Development Corp. Revenue Bonds,
Wachovia MERLOTS Series 2001-A87 (U.S. Treasuries Escrowed), (1)
2.32%, 7/8/05                                                                                  2,835        2,835

Harris County Industrial Development Corp. Solid Waste Disposal VRDB,
Series 2004A (AMT), Deer Park Refining (Deer Park Refining Gtd.),
2.35%, 7/1/05                                                                                 50,100       50,100

Harris County Senior Lien Toll Road VRDB, Series 2002,
Wachovia MERLOTS Series 2003-B16 (FSA Corp. Insured), (1)
2.32%, 7/8/05                                                                                 12,995       12,995

Houston Housing Finance Corp. Revenue Bonds,
Series 2004 (AMT), Mayfair Park Apartments (FNMA LOC),
2.32%, 7/8/05                                                                                  3,000        3,000

Houston Independent School District VRDB,
Series 2004, Schoolhouse Project (PSF of Texas Gtd.),
2.77%, 7/8/05                                                                                 14,000       14,000

Houston Utilities System Revenue Bonds,
Wachovia MERLOTS Series 2004C13 (MBIA Insured), (1)
2.32%, 7/8/05                                                                                  7,690        7,690

Irving Independent School District VRDB,
Series 2004A (PSF of Texas Gtd.),
2.10%, 8/1/05                                                                                 10,000       10,004

Keller Independent School District VRDB,
ABN AMRO Munitops Series 2001-26 (PSF of Texas Gtd.), (1)
2.33%, 7/8/05                                                                                  6,500        6,500

La Marque Independent School District VRDB,
Series 2003, Smith Barney ROCS 1058 (PSF of Texas Gtd.), (1)
2.32%, 7/8/05                                                                                  8,165        8,165

Leander Independent School District Revenue Bonds,
ABN AMRO Munitops Series 2002-16 (PSF of Texas Gtd.), (1)
2.33%, 7/8/05                                                                                  5,500        5,500

Northside Independent School District School Building Bonds,
Series 2002A, ABN AMRO Munitops 2003-28 (PSF of Texas Gtd.), (1)
2.33%, 7/8/05                                                                                  9,870        9,870

                           MONEY MARKET FUNDS 40 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                           PRINCIPAL
                                                                                             AMOUNT       VALUE
                                                                                             (000S)       (000S)
                                                                                           ---------     --------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
TEXAS - 15.7% - (CONTINUED)
Nueces River Authority Water Supply VRDN,
Eagle Trust  Series 97430, Corpus Christi Lake Project (FSA Corp. Insured), (1)
2.32%, 7/8/05                                                                              $  16,600     $ 16,600

Nueces River IDA VRDB,
San Miguel Electric Co. Project (National Rural Utilities Cooperative Finance Co. Gtd.),
2.65%, 7/8/05                                                                                 15,000       15,000

Port Arthur Navigation District Industrial Development VRDB (AMT),
Air Products & Chemicals, Inc. (Air Products & Chemicals, Inc. Gtd.),
2.33%, 7/8/05                                                                                 17,500       17,500

Port Arthur Navigation District Revenue VRDB,
Series 1998 (AMT), BASF Corp. Project (BASF Corp. Gtd.),
2.49%, 7/1/05                                                                                  5,000        5,000

Richmond Higher Education Corp. VRDB,
Series 2003A, Bayou University Project (AMBAC Insured),
2.31%, 7/8/05                                                                                  6,500        6,500

San Antonio Convention Center Hotel Financing Corp. Contract VRDB (AMT),
Citigroup ROCS RR-II-R-363 (AMBAC Insured), (1)
2.36%, 7/8/05                                                                                  4,050        4,050

San Antonio Independent School District Revenue Bonds, Series 2001B,
ABN AMRO Munitops 2001-29 (PSF of Texas Gtd.), (1)
2.33%, 7/8/05                                                                                 19,995       19,995

San Antonio Multifamily Housing Revenue Bond, Series 2002 (AMT),
Roaring Fork Series 2002-10 (GNMA Colld.), (1)
2.43%, 7/8/05                                                                                  7,235        7,235

State of Texas TRANS,
Series 2004,
3.00%, 8/31/05                                                                               123,400      123,646

Tarrant County Housing Finance Corp. Multifamily VRDB,
Merrill Lynch P-Floats Series PT-473 (FHLMC Gtd.), (1)
2.32%, 7/8/05                                                                                  5,755        5,755

Tarrant County Housing Finance Corp. Revenue Bonds,
Series 2003, Gateway Arlington Apartments Project (FNMA Gtd.),
2.27%, 7/8/05                                                                                  8,700        8,700

Texas City Industrial Development Corp. VRDB,
Wachovia MERLOTS Series 2000-A34, Arco Pipeline Project (BP PLC Gtd.), (1)
2.32%, 7/8/05                                                                                  3,915        3,915

Texas State Department of Housing and Community Affairs Residential Mortgage Revenue Bonds,
Series B (AMT), State Street Clipper Trust 2001-1, (1) (2)
2.35%, 9/8/05                                                                                  9,254        9,254

Texas State Department of Housing and Community Affairs VRDB (AMT),
Merrill Lynch P-Floats Series PT-1868, Hickory Trace Apartments Project
(Merrill Lynch & Co., Inc. Gtd.), (1)
2.41%, 7/8/05                                                                                  3,955        3,955

                           MONEY MARKET FUNDS 41 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                           PRINCIPAL
                                                                                            AMOUNT        VALUE
                                                                                            (000S)        (000S)
                                                                                           ---------     --------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
TEXAS - 15.7% - (CONTINUED)
Texas State Department of Housing and Community Affairs VRDB (AMT),
Merrill Lynch P-Floats Series PT-2507, Ironwood Crossing Apartments Project
(Merrill Lynch & Co., Inc. Gtd.), (1)
2.41%, 7/8/05                                                                              $   7,500     $  7,500

Texas State Department of Housing and Community Affairs VRDB,
Series 1996D (AMT), Wachovia MERLOTS Series 2002-A58 (MBIA Insured), (1)
2.37%, 7/8/05                                                                                  3,120        3,120

Texas State Department of Housing and Community Affairs VRDB, Series 2002A (AMT),
Wachovia MERLOTS Series 2003-A08 (Colld. by U.S. Government Agency Securities), (1)
2.37%, 7/8/05                                                                                  4,420        4,420

Texas State Department of Housing and Community Affairs VRDB,
Series 2003, NHP Foundation, Asmara Project (FHLMC LOC),
2.35%, 7/8/05                                                                                 15,350       15,350

Texas University VRDB, Series 2003B,
Wachovia MERLOTS Series 2003-B14, (1)
2.32%, 7/8/05                                                                                  7,795        7,795

Texas Veterans Housing Assistance G.O. VRDB (AMT),
Merrill Lynch P-Floats Series PT-524, (1)
2.36%, 7/8/05                                                                                  5,635        5,635

Wallis Higher Education Facilities VRDB,
Series 2003, St. Marks Episcopal School Project (JPMorgan Chase Bank LOC),
2.32%, 7/8/05                                                                                  3,175        3,175
                                                                                           ---------     --------
                                                                                                          743,564
                                                                                                         --------

UTAH - 1.2%
Intermountain Power Agency Supply Revenue VRDN,
Citicorp Eagle Trust CR-331 (FSA Corp. Insured), (1)
2.32%, 7/8/05                                                                                  4,800        4,800

Utah Associated Municipal Power System VRDB,
Citigroup ROCS Series RR II R 2016 (FSA Corp. Insured), (1)
2.32%, 7/8/05                                                                                  5,235        5,235

Utah HFA SFM VRDB,
Series 2001A2-CLIII (AMT), Wachovia MERLOTS Series 2001-A14, (1)
2.37%, 7/8/05                                                                                  3,200        3,200

Utah HFA VRDB (AMT),
Wachovia MERLOTS Series 2001-A62, (1)
2.37%, 7/8/05                                                                                  3,280        3,280

Utah Water Finance Agency Revenue VRDB
(AMBAC Insured),
Series 2002A5,
2.35%, 7/8/05                                                                                  5,850        5,850

Series 2003A7,
2.35%, 7/8/05                                                                                  8,600        8,600

Series 2004A9,
2.32%, 7/8/05                                                                                 15,000       15,000

                           MONEY MARKET FUNDS 42 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                           PRINCIPAL
                                                                                            AMOUNT        VALUE
                                                                                            (000S)        (000S)
                                                                                           ---------     --------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
UTAH - 1.2% - (CONTINUED)
Utah Water Finance Agency VRDB
(AMBAC Insured),
Series 2002 A-2,
2.35%, 7/8/05                                                                              $   1,800     $  1,800

Series 2005 A-13,
2.32%, 7/8/05                                                                                 10,000       10,000
                                                                                           ---------     --------
                                                                                                           57,765
                                                                                                         --------
VERMONT - 0.1%
Vermont Education Health Building Finance Agency VRDB,
Series 2004A, Stratton Mountain School Ski (SunTrust Bank LOC),
2.32%, 7/8/05                                                                                  6,800        6,800
                                                                                           ---------     --------
VIRGINIA - 0.9%
Botetourt County IDA VRDN (AMT),
Valley Forge Co. Project (Harris Trust & Savings Bank LOC),
2.38%, 7/8/05                                                                                  1,900        1,900

Chesterfield County IDA VRDB, Series 2002A,
Virginia State University Real Estate Project (Bank of America, N.A. LOC),
2.30%, 7/8/05                                                                                  2,350        2,350

Emporia City IDA IDR Bonds,
Series 1999 (AMT) (Bank of America, N.A. LOC),
2.35%, 7/8/05                                                                                  1,910        1,910

Fairfax County Educational Facilities Revenue Bond,
Series 2003, The Madeira School (Bank of America, N.A. LOC),
2.32%, 7/8/05                                                                                 18,600       18,600

Monongalia County Building Community VRDB, Series 2005B,
Monongalia General Hospital Project (JPMorgan Chase Bank LOC),
2.29%, 7/8/05                                                                                 13,570       13,570

University of Virginia Rector & Visitors VRDB,
Series 2003, Wachovia MERLOTS Series 2003-B31, (1)
2.32%, 7/8/05                                                                                  3,580        3,580
                                                                                           ---------     --------
                                                                                                           41,910
                                                                                                         --------
WASHINGTON - 5.1%
Bremerton County Revenue Bonds, Series 2000,
Kitsap Regional Conference Center Parking (Bank of America, N.A. LOC),
2.35%, 7/8/05                                                                                  2,500        2,500

Chelan County Public Utilities District Revenue VRDB (AMT),
Wachovia MERLOTS Series 2000-R, (1)
2.37%, 7/8/05                                                                                 10,000       10,000

Columbia Energy Northwest VRDB, Series 2002A,
Wachovia MERLOTS Series 2004-A04 (MBIA Insured), (1)
2.32%, 7/8/05                                                                                  4,190        4,190

                           MONEY MARKET FUNDS 43 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                           PRINCIPAL
                                                                                            AMOUNT        VALUE
                                                                                            (000S)        (000S)
                                                                                           ---------     --------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
WASHINGTON - 5.1% - (CONTINUED)
King County Housing Authority VRDN (AMT),
Overlake Todd Project (Bank of America, N.A. LOC),
Series 2000,
2.35%, 7/8/05                                                                              $   5,785     $  5,785

Series 2001B,
2.35%, 7/8/05                                                                                  4,000        4,000

King County Sewer Revenue VRDB,
Series 2000-E, Wachovia MERLOTS (FGIC Insured), (1)
2.32%, 7/8/05                                                                                  9,525        9,525

Port Bellingham Industrial Development Corp. VRDB (AMT),
BP Amoco West Coast Products LLC Project,
2.36%, 7/1/05                                                                                 13,000       13,000

Port Bellingham Industrial Development Corp. VRDB (AMT),
BP Amoco West Coast Products LLC (BP PLC Gtd.),
2.36%, 7/1/05                                                                                 15,450       15,450

Port Seattle VRDB, Series 1999B (AMT),
Wachovia MERLOTS Series 2002-B04 (FGIC Insured), (1)
2.37%, 7/8/05                                                                                  3,960        3,960

Seattle Light and Power VRDB,
Smith Barney ROCS II-R Series 47 (FSA Corp. Insured), (1)
2.32%, 7/8/05                                                                                 17,920       17,920

Washington Economic Development Finance Authority VRDB,
Series 2000C (AMT), American Millwork Project (KeyBank LOC),
2.37%, 7/8/05                                                                                  3,715        3,715

Washington Economic Development Finance Authority VRDB,
Series 2002E (AMT), Waste Management, Inc. Project (JPMorgan Chase Bank LOC),
2.35%, 7/8/05                                                                                  5,000        5,000

Washington State Finance Commission VRDB,
Series 2000A (AMT), Carlyle Care Center Project (U.S. Bank N.A. LOC),
2.61%, 7/1/05                                                                                  3,055        3,055

Washington State G.O. Refunding VRDB,
Citicorp Eagle Trust Series 1993C, (1)
2.32%, 7/8/05                                                                                  4,148        4,148

Washington State G.O. Various Purpose Bonds,
Citicorp Eagle Trust Series 2000B, (1)
2.32%, 7/8/05                                                                                 10,365       10,365

Washington State G.O. VRDN,
Wachovia MERLOTS Series 2001-A54, (1)
2.32%, 7/8/05                                                                                  4,110        4,110

Washington State Higher Education Facilities VRDB,
Series 2003A, Cornish College of Arts Project (Bank of America, N.A. LOC),
2.35%, 7/8/05                                                                                  2,100        2,100

                           MONEY MARKET FUNDS 44 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                           PRINCIPAL
                                                                                             AMOUNT       VALUE
                                                                                             (000S)       (000S)
                                                                                           ---------     --------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
WASHINGTON - 5.1% - (CONTINUED)
Washington State Housing Finance Authority SFM Revenue Bonds (AMT),
Merrill Lynch P-Floats Series MT-143 (General Electric Capital Corp. Gtd.), (1)
2.37%, 7/8/05                                                                              $   9,750     $  9,750

Washington State Housing Finance Authority VRDB,
Series 1994 (AMT), Canyon Lakes II Project (Wells Fargo Bank LOC),
2.63%, 7/8/05                                                                                  6,410        6,410

Washington State Housing Finance Commission Multifamily Revenue VRDB,
Series 1994 (AMT), Arbors on the Park Project (General Electric Capital Corp. LOC),
2.40%, 7/8/05                                                                                  8,450        8,450

Washington State Housing Finance Commission Multifamily Revenue VRDB,
Series 1999A (AMT), Assisted Living Project (U.S. Bank N.A. LOC),
2.40%, 7/8/05                                                                                  1,130        1,130

Washington State Housing Finance Commission Multifamily Revenue VRDB,
Series 1999A, Mill Pointe Apartments Project (U.S. Bank N.A. LOC),
2.45%, 7/1/05                                                                                  6,725        6,725

Washington State Housing Finance Commission Multifamily Revenue VRDB,
Series 2001 (AMT), Springfield Meadows Apartments Project (U.S. Bank N.A. LOC),
2.45%, 7/1/05                                                                                  8,050        8,050

Washington State Housing Finance Commission Multifamily Revenue VRDB,
Series 2001A (AMT), Monticello Park Project (FNMA Gtd.),
2.61%, 7/8/05                                                                                  6,285        6,285

Washington State Housing Finance Commission Multifamily Revenue VRDB,
Series 2004 (AMT), Ballinger Court Senior Apartments Project (FNMA Gtd.),
2.32%, 7/8/05                                                                                  4,640        4,640

Washington State Housing Finance Commission Multifamily Revenue VRDB,
Series 2004 (AMT), Rolling Hills Apartments Project (Bank of America, N.A. LOC),
2.40%, 7/1/05                                                                                  6,125        6,125

Washington State Housing Finance Commission Multifamily Revenue VRDB,
Series 2004A (AMT), Terrace Senior Apartments Project (FNMA LOC),
2.32%, 7/8/05                                                                                  8,520        8,520

Washington State Housing Finance Commission Non Profit Revenue VRDB,
Series 2000, University Prep Academy Project (Bank of America, N.A. LOC),
2.35%, 7/8/05                                                                                  4,300        4,300

Washington State Housing Finance Commission Revenue Bonds,
Series 2003A (AMT), Auburn Meadows Project (Wells Fargo Bank LOC),
2.61%, 7/1/05                                                                                  6,020        6,020

Washington State Housing Finance Commission SFM Revenue VRDB,
Series 2002-3AR (AMT), Wachovia MERLOTS Series 2002-A29, (1)
2.48%, 7/8/05                                                                                  3,830        3,830

Washington State Housing Finance Commission VRDB (AMT),
Rosemont Apartment Project (BNP Paribas LOC),
2.63%, 7/1/05                                                                                  2,890        2,890

                           MONEY MARKET FUNDS 45 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                           PRINCIPAL
                                                                                             AMOUNT       VALUE
                                                                                             (000S)       (000S)
                                                                                           ---------     --------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
WASHINGTON - 5.1% - (CONTINUED)
Washington State Housing Finance Commission VRDB,
Series 2002A (AMT), Bridgewood Four Seasons (FNMA Gtd.),
2.61%, 7/8/05                                                                              $   5,860     $  5,860

Washington State Housing Finance Commission VRDB,
Series 2002A (AMT), Heatherwood Apartments (U.S. Bank N.A. LOC),
2.45%, 7/1/05                                                                                  2,815        2,815

Washington State Housing Finance Commission VRDB,
Series 2003A (AMT), Woodland Retirement Project (Wells Fargo Bank LOC),
2.63%, 7/1/05                                                                                  3,425        3,425

Washington State Housing Finance Commission VRDB,
Series 2004A (AMT), Silver Creek Retirement Project (Wells Fargo Bank LOC),
2.63%, 7/1/05                                                                                  7,140        7,140

Washington State VRDB, Series 2003,
Association of Commercial & Migrant Health Centers (U.S. Bank N.A. LOC),
2.35%, 7/8/05                                                                                  4,955        4,955

Washington State VRDB, Series 2004D,
ABN AMRO Munitops 2004-13 (AMBAC Insured), (1)
2.33%, 7/8/05                                                                                 15,000       15,000
                                                                                           ---------     --------
                                                                                                          241,143
                                                                                                         --------
WEST VIRGINIA - 0.4%
Cabell County Revenue VRDB,
Series 2001, Huntington YMCA (JPMorgan Chase Bank LOC),
2.42%, 7/8/05                                                                                  3,310        3,310

Marion County Solid Waste Disposal Revenue VRDB,
Series B (AMT), Granttown Project (National Westminster Bank LOC),
2.32%, 7/8/05                                                                                  2,800        2,800

West Virginia EDA IDR VRDN,
Series 1999 (AMT), Rubberlite, Inc. Project (JPMorgan Chase Bank LOC),
2.50%, 7/8/05                                                                                  3,600        3,600

West Virginia State Hospital Finance Authority VRDB,
Series 2003A, Pallottine Health Services, Inc. Project (JPMorgan Chase Bank LOC),
2.28%, 7/8/05                                                                                 11,600       11,600
                                                                                           ---------     --------
                                                                                                           21,310
                                                                                                         --------
WISCONSIN - 2.6%
Marshfield City IDR VRDB, Series 2001 (AMT),
Wick Building Systems, Inc. Project (JPMorgan Chase Bank LOC),
2.50%, 7/8/05                                                                                  4,275        4,275

Mequon IDR Bonds,
Series 2001A (AMT), Gateway Plastic (JPMorgan Chase Bank LOC),
2.55%, 7/8/05                                                                                  1,000        1,000

Milwaukee IDR VRDB (AMT),
R & B Wagner (JPMorgan Chase Bank LOC),
2.50%, 7/8/05                                                                                  4,205        4,205

                           MONEY MARKET FUNDS 46 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                           PRINCIPAL
                                                                                             AMOUNT       VALUE
                                                                                             (000S)       (000S)
                                                                                           ---------     --------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
WISCONSIN - 2.6% - (CONTINUED)
Milwaukee Redevelopment Authority Revenue VRDB,
Series 2000 (AMT), Capital Stampings Corp. Project (JPMorgan Chase Bank LOC),
2.47%, 7/8/05                                                                              $   5,970     $  5,970

Oostburg IDR VRDB,
Series 2002 (AMT), Dutchland Plastics Corp. (U.S. Bank N.A. LOC),
2.40%, 7/8/05                                                                                  2,510        2,510

University of Wisconsin Hospital and Clinics Revenue Bonds,
Wachovia MERLOTS Series 2000-RR (FSA Corp. Insured), (1)
2.32%, 7/8/05                                                                                  4,000        4,000

Wisconsin Health and Educational Facilities Authority VRDB,
Meriter Hospital, Inc. Project (Marshall & Ilsley Bank LOC),
2.35%, 7/1/05                                                                                  1,400        1,400

Wisconsin Health and Educational Facilities Authority VRDB,
Series 2001, Riverview Hospital Association (U.S. Bank N.A. LOC),
2.35%, 7/1/05                                                                                  4,850        4,850

Wisconsin Health and Educational Facilities Authority VRDB,
Series 2003, Mequon Jewish Project (JPMorgan Chase Bank LOC),
2.33%, 7/8/05                                                                                  3,600        3,600

Wisconsin Health and Educational Facilities Revenue Bonds,
St. Joseph Community Hospital (Marshall & Ilsley Bank LOC),
2.32%, 7/8/05                                                                                  7,215        7,215

Wisconsin Health and Educational Facilities VRDB,
Series 2001, Lutheran College (U.S. Bank N.A. LOC),
2.35%, 7/1/05                                                                                 20,500       20,500

Wisconsin Health and Educational Facilities VRDB,
Pooled Financing Program (Marshall & Ilsley Bank LOC),
Series 2002C,
2.43%, 7/8/05                                                                                  1,800        1,800

Series 2002D,
2.43%, 7/8/05                                                                                  2,015        2,015

Series 2002G,
2.43%, 7/8/05                                                                                  1,150        1,150

Wisconsin Health and Educational Facilities VRDB,
Series 2002A, Vernon Memorial Hospital (U.S. Bank N.A. LOC),
2.35%, 7/1/05                                                                                  5,025        5,025

Wisconsin Health and Higher Educational Facilities VRDB, Series 1997,
Froedtert Memorial Lutheran Hospital Trust (Marshall & Ilsley Bank LOC),
2.32%, 7/8/05                                                                                 13,055       13,055

Wisconsin State Health and Education Facilities Revenue VRDB,
Series 2003, Agnesian Healthcare Project (Marshall & Ilsley Bank LOC),
2.35%, 7/1/05                                                                                  4,500        4,500

Wisconsin State Health and Education Facilities Revenue VRDB,
Series 2003, Mercy Health Systems (Marshall & Ilsley Bank LOC),
2.32%, 7/8/05                                                                                  7,520        7,520

                           MONEY MARKET FUNDS 47 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                              PRINCIPAL
                                                                                                AMOUNT       VALUE
                                                                                                (000S)       (000S)
                                                                                              ---------    ---------
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
WISCONSIN - 2.6% - (CONTINUED)
Wisconsin State Health and Education Facilities Revenue VRDB,
Series 2004, Maranatha Baptist Project (JPMorgan Chase Bank LOC),
2.29%, 7/8/05                                                                                 $  10,800     $ 10,800

Wisconsin State Health and Educational Facilities Authority VRDB,
Series 2005, National Regency New Berlin Project (Marshall & Ilsley Bank LOC),
2.35%, 7/1/05                                                                                     6,990        6,990

Wisconsin State Health and Educational Facilities Authority VRDB,
Series 2005C, Froedtert & Community Health, Inc. Project (AMBAC Insured),
2.27%, 7/8/05                                                                                    10,000       10,000
                                                                                              ---------    ---------
                                                                                                             122,380
                                                                                                           ---------
WYOMING - 0.3%
Green River PCR VRDB, Series 1992 (AMT),
Rhone-Poulene (Comerica Bank LOC),
2.55%, 7/8/05                                                                                    10,800       10,800

Platte PCR Bonds, Series 1984B,
Tri-State Generation & Transmission (National Rural Utilities Cooperative Finance Co. LOC),
2.53%, 7/1/05                                                                                     2,000        2,000
                                                                                              ---------    ---------
                                                                                                              12,800
                                                                                                           ---------
MULTIPLE STATES POOLED SECURITIES - 3.4%
Charter Mac Floater Certificates,
Series 2001 (AMT), National-2 (MBIA Insured), (1)
2.38%, 7/8/05                                                                                    20,000       20,000

Charter Mac Floater Certificates Trust I,
Series 2000 (AMT) (MBIA Insured), (1)
2.38%, 7/8/05                                                                                     6,100        6,100

Charter Mac Low Floater Certificates Trust I,
Series 2002 (AMT), National-3 (MBIA Insured),  (1)
2.38%, 7/8/05                                                                                    15,000       15,000

Clipper Tax-Exempt Certificates,
Multistate Tax-Exempt Certificates, (1)
Series 1998A,
2.40%, 7/8/05                                                                                    32,565       32,565

Series 1999-3 (AMT),
2.48%, 7/8/05                                                                                    20,171       20,171

National FHLMC Multifamily VRDN,
Series M002 (AMT) (FHLMC Gtd.),
2.43%, 7/8/05                                                                                    30,868       30,868

SunAmerica Pooled Multifamily,
Series 2001-2A (AMT) (FHLMC Gtd.), (1)
2.37%, 7/8/05                                                                                    35,565       35,565
                                                                                              ---------    ---------
                                                                                                             160,269
                                                                                                           ---------
TOTAL MUNICIPAL INVESTMENTS (COST $4,744,487)                                                              4,744,487
                                                                                                           ---------

                           MONEY MARKET FUNDS 48 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                             NUMBER OF
                                                                              SHARES              VALUE
                                                                              (000S)             (000S)
                                                                             ---------         ----------
INVESTMENT COMPANIES - 0.0%
AIM Tax-Exempt Cash Fund                                                            34         $       34
Dreyfus Tax-Exempt Cash Management Fund                                             62                 62
Merrill Lynch Institutional Tax-Exempt Fund                                        285                285
                                                                             ---------         ----------
Total Investment Companies (Cost $381)                                                                381
                                                                                               ----------

TOTAL INVESTMENTS - 100.0% (COST $4,744,868) (3)                                               $4,744,868

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2) Restricted security has been deemed illiquid. At June 30, 2005, the value of these restricted illiquid securities amounted to approximately $53,429,000 or 1.1% of total investments. Additional information on each holdings is as follows:

                                                                                              ACQUISITION
                                                                           ACQUISITION            COST
SECURITY                                                                      DATE               (000S)
--------                                                                   -----------        -----------

Bexar County Revenue Bonds, (TX)
2.30%, 9/8/05                                                                 3/04            $    12,950
North Carolina State G.O. VRDB, (NC)
1.70%, 8/24/05                                                                8/04                 10,960
Texas State Department Housing and
Community affairs Residential Mortgage Revenue Bonds, (TX)
2.35%, 9/8/05                                                                 2/01                  6,000
University of Illinois Revenue Bonds, (IL)
1.65%, 8/10/05                                                                8/04                 20,595
                                                                                              -----------

(3) The cost for federal income tax purposes was $4,744,868.

At June 30, 2005, the industry sectors for the Municipal Money Market Fund were:

INDUSTRY SECTOR                                                                             % OF INVESTMENTS
---------------                                                                             ----------------
Administration of Environment & Housing & Real Estate                                               5.1%
Air Transportation                                                                                  6.0
Air, Water Services & Solid Waste Management                                                       12.4
Educational Services                                                                                7.7
Executive, Legislative & General Government                                                        17.2
General Medical & Surgical, Nursing and Personal Care                                               7.5
Urban & Community Development, Housing Programs & Social Services                                  19.7
All other sectors less than 5%                                                                     24.4
                                                                                                 ------
TOTAL                                                                                             100.0%

                           MONEY MARKET FUNDS 49 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the total investments.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

AMBAC American Municipal Bond Assurance Corporation

AMT    Alternative Minimum Tax

Colld. Collateralized

COP    Certificate of Participation

EDA    Economic Development Authority

FGIC   Financial Guaranty Insurance Corporation

FHLB   Federal Home Loan Bank

FHLMC  Freddie Mac

FNMA   Fannie Mae

FSA    Financial Security Assurance

GIC    Guaranteed Investment Contract

GNMA   Government National Mortgage Association

G.O.   General Obligation

Gtd.   Guaranteed

HFA    Housing Finance Authority

IDA    Industrial Development Authority

IDB    Industrial Development Board

                           MONEY MARKET FUNDS 50 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
MUNICIPAL MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

IDR      Industrial Development Revenue

LOC      Letter of Credit

MBIA     Municipal Bond Insurance Association

MERLOTS  Municipal Exempt Receipts Liquidity Optional Tender

PCR      Pollution Control Revenue

P-Floats Puttable Floating Rate Security

PCR      Pollution Control Revenue

PSF      Permanent School Fund

RAN      Revenue Anticipation Note

ROCS     Reset Option Certificates

SFM      Single Family Mortgage

SGB      Societe Generale Bank

Soc      Gen Societe Generale

TOB      Tender Option Bond

TRANS    Tax and Revenue Anticipation Notes

TRB      Tax Revenue Bonds

TSB      Trustee Savings Bank

VRDB     Variable Rate Demand Bonds

VRDN     Variable Rate Demand Notes

                           MONEY MARKET FUNDS 51 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET FUND
JUNE 30, 2005 (UNAUDITED)

                                                                   PRINCIPAL
                                                                     AMOUNT                 VALUE
                                                                     (000S)                (000S)
                                                                   ----------             --------
U.S. GOVERNMENT AGENCIES - 70.3% (1)
FANNIE MAE - 36.8%
FNMA Bonds,
2.88%, 10/15/05                                                    $    1,991             $  1,988
2.38%, 12/15/05                                                        16,550               16,493
FNMA Discount Notes,
2.71%, 7/6/05                                                          15,000               14,994
3.00%, 7/6/05                                                           5,010                5,008
3.00%, 7/13/05                                                          3,500                3,497
3.02%, 7/13/05                                                          6,000                5,994
3.03%, 7/20/05                                                          8,481                8,468
3.05%, 7/20/05                                                          2,362                2,358
3.06%, 8/1/05                                                           9,545                9,520
3.13%, 8/1/05                                                          10,000                9,973
3.23%, 9/1/05                                                          12,831               12,760
3.18%, 9/14/05                                                          1,500                1,490
3.20%, 9/28/05                                                          1,250                1,240
3.27%, 10/12/05                                                         1,000                  991
3.00%, 11/21/05                                                         5,000                4,940
3.06%, 12/19/05                                                         5,508                5,428
3.35%, 12/19/05                                                         1,000                  984
FNMA FRN,
3.04%, 7/7/05                                                           5,000                4,997
3.05%, 7/7/05                                                           5,000                4,998
3.10%, 7/15/05                                                         10,000                9,999
3.14%, 7/17/05                                                         20,000               19,999
3.21%, 7/29/05                                                          3,000                2,998
3.22%, 9/6/05                                                          15,000               14,997
3.25%, 9/9/05                                                          10,000                9,997
3.31%, 9/21/05                                                         10,000                9,990
3.31%, 9/22/05                                                          5,000                4,996
FNMA Notes,
7.00%, 7/15/05                                                         12,120               12,138
2.18%, 9/2/05                                                           1,000                  998
6.55%, 9/12/05                                                          1,170                1,177
2.17%, 11/14/05                                                         1,000                  997
6.00%, 12/15/05                                                         3,452                3,490
                                                                   ----------             --------
                                                                                           207,897
                                                                                          --------
FEDERAL FARM CREDIT BANK - 5.6%
FFCB FRN,
3.11%, 7/11/05                                                          1,500                1,500
3.22%, 7/25/05                                                         25,000               25,000
3.24%, 7/25/05                                                          5,000                4,999
                                                                   ----------             --------
                                                                                            31,499
                                                                                          --------

                            MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                   PRINCIPAL
                                                                     AMOUNT                VALUE
                                                                     (000S)                (000S)
                                                                   ----------             --------
U.S. GOVERNMENT AGENCIES - 70.3% (1) - CONTINUED
FEDERAL HOME LOAN BANK - 7.9%
FHLB Discount Notes,
3.15%, 7/20/05                                                     $    5,000             $  4,992
3.21%, 7/27/05                                                          5,000                4,988
3.03%, 8/8/05                                                           5,000                4,984
3.10%, 8/11/05                                                         10,000                9,965
3.31%, 9/23/05                                                          5,000                4,961
FHLB FRN,
3.12%, 8/9/05                                                           5,000                4,998
3.15%, 8/16/05                                                          5,000                4,997
FHLB Note,
1.50%, 8/26/05                                                          4,500                4,488
                                                                   ----------             --------
                                                                                            44,373
                                                                                          --------
FREDDIE MAC - 17.1%
FHLMC Discount Notes,
3.00%, 7/12/05                                                          1,090                1,089
3.02%, 7/13/05                                                          3,549                3,546
3.00%, 7/19/05                                                          2,693                2,689
3.10%, 8/2/05                                                           2,237                2,231
3.10%, 8/8/05                                                           1,000                  997
3.08%, 8/9/05                                                          12,082               12,042
3.11%, 8/10/05                                                          1,083                1,079
3.05%, 9/20/05                                                          3,000                2,979
3.22%, 10/18/05                                                        18,321               18,142
3.05%, 11/14/05                                                         5,000                4,942
3.35%, 11/15/05                                                         1,850                1,826
3.35%, 12/15/05                                                         2,688                2,646
3.32%, 12/30/05                                                         2,000                1,967
FHLMC FRN,
3.08%, 7/7/05                                                           3,000                3,000
3.34%, 9/9/05                                                           3,000                3,000
FHLMC Notes,
7.00%, 7/15/05                                                          7,000                7,010
1.65%, 8/4/05                                                           2,000                1,997
1.80%, 8/4/05                                                           1,000                  999
1.70%, 8/12/05                                                          2,400                2,396
1.50%, 8/15/05                                                         15,845               15,812
2.88%, 9/15/05                                                          1,883                1,881
2.30%, 11/17/05                                                         2,710                2,698
2.23%, 12/16/05                                                         1,530                1,522
                                                                   ----------             --------
                                                                                            96,490
                                                                                          --------

                            MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                                          PRINCIPAL
                                                                                           AMOUNT           VALUE
                                                                                           (000S)           (000S)
                                                                                          ---------        --------
U.S. GOVERNMENT AGENCIES - 70.3% (1) - CONTINUED
OVERSEAS PRIVATE INVESTMENT CORP. - 2.9%
Participation Certificates,
Series 118-2003-475-IG,
3.33%, 7/6/05                                                                             $  12,000        $ 12,000

Series 331G,
3.33%, 7/6/05                                                                                 4,345           4,345
                                                                                          ---------        --------
                                                                                                             16,345
                                                                                                           --------
TOTAL U.S. GOVERNMENT AGENCIES (COST $396,604)                                                              396,604
                                                                                                           --------

REPURCHASE AGREEMENTS - 29.7%
(COLLD. AT A MINIMUM OF 102% BY U.S. TREASURY BONDS/NOTES)
JOINT REPURCHASE AGREEMENTS - 9.6%
Bank of America Securities LLC, dated 6/30/05,
repurchase price $18,060
2.80%, 7/1/05                                                                                18,059          18,059

Morgan Stanley & Co., Inc., dated 6/30/05,
repurchase price $12,040
2.87%, 7/1/05                                                                                12,039          12,039

Societe Generale - New York Branch, dated 6/30/05,
repurchase price $6,020
2.87%, 7/1/05                                                                                 6,019           6,019

UBS Securiites LLC, dated 6/30/05,
repurchase price $18,060
2.97%, 7/1/05                                                                                18,059          18,059
                                                                                          ---------        --------
                                                                                                             54,176
                                                                                                           --------
(COLLD. AT A MINIMUM OF 102% BY U.S. GOVERNMENT/AGENCY SECURITIES)
REPURCHASE AGREEMENTS - 20.1%
Credit Suisse First Boston Corp., dated 6/30/05,
repurchase price $25,002
3.43%, 7/1/05                                                                                25,000          25,000

Lehman Brothers, Inc., dated 6/30/05,
repurchase price $43,262
3.47%, 7/1/05                                                                                43,258          43,258

UBS Securities LLC, dated 6/30/05,
repurchase price $30,003
3.20%, 7/1/05                                                                                30,000          30,000

UBS Securities LLC, dated 6/30/05,
repurchase price $15,001
3.45%, 7/1/05                                                                                15,000          15,000
                                                                                          ---------        --------
                                                                                                            113,258
                                                                                                           --------
TOTAL REPURCHASE AGREEMENTS (COST $167,434)                                                                 167,434
                                                                                                           --------

TOTAL INVESTMENTS - 100.0% (COST $564,038) (2)                                                             $564,038

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2) The cost for federal income tax purposes was $564,038.

                            MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the total investments.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Colld. Collateralized

FFCB   Federal Farm Credit Bank

FHLB   Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corp.

FNMA   Federal National Mortgage Association

FRN    Floating Rate Notes

                            MONEY MARKET FUNDS 4 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT SELECT MONEY MARKET FUND
JUNE 30, 2005 (UNAUDITED)

                                                                    PRINCIPAL
                                                                      AMOUNT           VALUE
                                                                      (000S)           (000S)
                                                                   ------------      ----------
U.S. GOVERNMENT AGENCIES - 100.0% (1)
FEDERAL FARM CREDIT BANK - 20.4%
FFCB Discount Note,
3.31%, 12/6/05                                                     $     13,000      $   12,811
FFCB FRN,
3.04%, 7/1/05                                                            25,000          24,996
3.08%, 7/5/05                                                            15,000          14,998
3.06%, 7/7/05                                                            25,000          25,000
3.17%, 7/7/05                                                             5,000           5,000
3.14%, 7/13/05                                                           25,000          24,997
3.15%, 7/18/05                                                            8,000           7,998
3.19%, 7/21/05                                                            1,300           1,300
3.22%, 7/25/05                                                           35,000          34,998
3.24%, 7/25/05                                                           30,000          29,997
FFCB Notes,
2.13%, 8/15/05                                                            3,000           2,997
2.50%, 11/15/05                                                          11,000          10,971
                                                                   ------------      ----------
                                                                                        196,063
                                                                                     ----------
FEDERAL HOME LOAN BANK - 79.6%
FHLB Discount Notes,
2.65%, 7/1/05                                                           124,090         124,090
2.98%, 7/5/05                                                             1,433           1,432
2.65%, 7/6/05                                                            10,000           9,996
2.98%, 7/13/05                                                           20,000          19,980
3.05%, 7/13/05                                                            1,300           1,299
3.09%, 7/13/05                                                           25,000          24,974
3.00%, 7/15/05                                                           25,000          24,971
3.10%, 7/15/05                                                           40,000          39,952
2.80%, 7/18/05                                                            1,961           1,958
2.80%, 7/19/05                                                            1,500           1,498
3.15%, 7/20/05                                                           20,000          19,967
3.08%, 7/22/05                                                            8,800           8,784
3.21%, 7/27/05                                                            5,000           4,988
2.85%, 7/29/05                                                            3,195           3,188
3.08%, 8/5/05                                                             1,640           1,635
3.03%, 8/8/05                                                             8,000           7,975
3.10%, 8/8/05                                                             1,100           1,096
3.03%, 8/9/05                                                            17,770          17,712
2.83%, 8/10/05                                                           10,000           9,969
3.10%, 8/11/05                                                           50,000          49,823
3.09%, 8/15/05                                                            3,497           3,484
3.11%, 8/17/05                                                           25,000          24,899
3.12%, 8/19/05                                                           20,000          19,915
2.98%, 8/24/05                                                            1,473           1,466
3.15%, 9/7/05                                                             8,184           8,135
3.10%, 9/9/05                                                             5,547           5,514
3.17%, 9/14/05                                                            3,294           3,272
3.22%, 9/23/05                                                            2,424           2,406
3.31%, 9/23/05                                                           20,000          19,845
3.18%, 9/30/05                                                            3,707           3,677

                            MONEY MARKET FUNDS 1 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT SELECT MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                    PRINCIPAL
                                                                      AMOUNT           VALUE
                                                                      (000S)           (000S)
                                                                   ------------      ----------
U.S. GOVERNMENT AGENCIES - 100.0% (1) - CONTINUED
FEDERAL HOME LOAN BANK - 79.6% - (CONTINUED)
FHLB Discount Notes (continued),
3.24%, 11/2/05                                                     $     23,240      $   22,981
3.24%, 11/3/05                                                            1,060           1,048
3.31%, 12/30/05                                                           1,925           1,893
FHLB FRN,
3.05%, 7/5/05                                                            20,000          19,997
3.14%, 7/18/05                                                           20,000          19,998
3.10%, 8/1/05                                                            25,000          24,985
3.12%, 8/9/05                                                            10,000           9,995
3.15%, 8/16/05                                                           15,000          14,991
3.21%, 9/1/05                                                            16,500          16,489
FHLB Notes,
1.59%, 7/29/05                                                            1,500           1,498
1.75%, 8/15/05                                                           44,440          44,366
3.00%, 8/15/05                                                            5,000           4,999
3.25%, 8/15/05                                                           31,320          31,325
4.88%, 8/15/05                                                            5,385           5,397
6.88%, 8/15/05                                                            5,410           5,435
1.50%, 8/19/05                                                            1,220           1,217
1.50%, 8/26/05                                                           15,000          14,961
2.25%, 8/30/05                                                            1,800           1,797
1.50%, 10/19/05                                                           1,750           1,740
2.40%, 11/8/05                                                            1,000             998
2.13%, 11/15/05                                                          10,000           9,957
6.50%, 11/15/05                                                          18,265          18,486
2.00%, 11/25/05                                                           1,000             994
2.03%, 11/25/05                                                           1,100           1,094
2.58%, 12/9/05                                                            1,335           1,330
2.25%, 12/15/05                                                           4,610           4,585
1.81%, 12/23/05                                                           3,060           3,036
2.38%, 2/15/06                                                           10,000           9,926
                                                                   ------------      ----------
                                                                                        763,418
                                                                                     ----------

TOTAL U.S. GOVERNMENT AGENCIES  (COST $959,481)                                         959,481
                                                                                     ----------

TOTAL INVESTMENTS - 100.0% (COST $959,481) (2)                                       $  959,481

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2) The cost for federal income tax purposes was $959,481.

                            MONEY MARKET FUNDS 2 NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS
ABBREVIATIONS AND OTHER INFORMATION
U.S. GOVERNMENT SELECT MONEY MARKET FUND (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the total investments.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FFCB  Federal Farm Credit Bank

FHLB  Federal Home Loan Bank

FRN   Floating Rate Notes

                            MONEY MARKET FUNDS 3 NORTHERN FUNDS QUARTERLY REPORT

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Funds

By: /s/ Lloyd A. Wennlund
    -----------------------------------------
    Lloyd A. Wennlund, President
    (Principal Executive Officer)

Date: August 18, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Northern Funds

By: /s/ Lloyd A. Wennlund
    --------------------------------------------
    Lloyd A. Wennlund, President
    (Principal Executive Officer)

Date: August 18, 2005

By: /s/ Stuart N. Schuldt
    --------------------------------------------
    Stuart N. Schuldt, Treasurer
    (Principal Financial and Accounting Officer)

Date: August 18, 2005